UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21295

JPMorgan Trust I

(Exact name of registrant as specified in charter)

270 Park Avenue

New York, New York 10017

(Address of principal executive offices) (Zip code)

Frank J. Nasta

270 Park Avenue

New York, New York 10017

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: June 30

Date of reporting period: March 31, 2011

ITEM 1. SCHEDULE OF INVESTMENTS.

JPMorgan Trust I

Schedule of Portfolio Investments as of March 31, 2011

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

J.P. Morgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

JPMorgan Distribution Services, Inc.

© JPMorgan Chase & Co., 2011.

JPMorgan Access Balanced Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2011 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 19.4%
Consumer Discretionary — 2.0%
	Automobiles — 0.1%
6,084	Bayerische Motoren Werke AG, (Germany)	505,117
1,346	Daimler AG, (Germany) (a)	94,843
10,600	Suzuki Motor Corp., (Japan)	236,917
6,158	Winnebago Industries, Inc. (a)	82,332

		919,209

	Distributors — 0.0% (g)
46,000	Li & Fung Ltd., (Hong Kong)	235,244
7,000	Pool Corp.	168,770

		404,014

	Diversified Consumer Services — 0.0% (g)
910	Capella Education Co. (a)	45,309
1,020	DeVry, Inc.	56,171
5,921	Grand Canyon Education, Inc. (a)	85,855
940	Strayer Education, Inc.	122,660

		309,995

	Hotels, Restaurants & Leisure — 0.1%
8,160	Accor S.A., (France)	366,700
2,472	BJ’s Restaurants, Inc. (a)	97,224
6,310	Carnival Corp.	242,052
5,680	Ctrip.com International Ltd., (China), ADR (a)	235,663
4,100	International Game Technology	66,543
1,400	McDonald’s Corp.	106,526
488,000	NagaCorp. Ltd., (Cayman Islands)	100,353
6,423	Texas Roadhouse, Inc.	109,127

		1,324,188

	Household Durables — 0.1%
2,480	Harman International Industries, Inc.	116,114
2,300	Mohawk Industries, Inc. (a)	140,645
38,018	Oriental Weavers Co., (Egypt)	201,600
4,000	Stanley Black & Decker, Inc.	306,400

		764,759

	Leisure Equipment & Products — 0.0% (g)
4,000	Hasbro, Inc.	187,360
5,800	Sankyo Co., Ltd., (Japan)	297,059

		484,419

	Media — 1.1%
21,300	Comcast Corp., Class A	526,536
6,900	Discovery Communications, Inc., Class A (a)	275,310
10,200	Discovery Communications, Inc., Class C (a)	359,142
18,300	DreamWorks Animation SKG, Inc., Class A (a)	511,119
11,408	E.W. Scripps Co., Class A (a)	112,939
22,860	Grupo Televisa S.A., (Mexico), ADR (a)	560,756
8,780	Imax Corp., (Canada) (a)	280,784
12,690	Liberty Global, Inc., Class A (a)	525,493
29,900	McGraw-Hill Cos., Inc. (The)	1,178,060
38,420	Mediaset S.p.A., (Italy)	243,864
2,268	Morningstar, Inc.	132,406
7,300	National CineMedia, Inc.	136,291
6,500	New York Times Co. (The), Class A (a)	61,555
1,700	Omnicom Group, Inc.	83,402
58,670	Reed Elsevier plc, (United Kingdom)	507,853
52,795	Regal Entertainment Group, Class A	712,733
5,500	Scripps Networks Interactive, Inc., Class A	275,495
5,800	SES S.A. FDR, (Luxembourg)	149,331
74,040	Societe Television Francaise 1, (France)	1,357,095
17,000	Television Broadcasts Ltd., (Hong Kong)	99,640
2,300	Time Warner Cable, Inc.	164,082
52,580	Time Warner, Inc.	1,877,106
215	TV Asahi Corp., (Japan)	335,344
29,670	Virgin Media, Inc.	824,529
17,860	Walt Disney Co. (The)	769,587
800	Washington Post Co. (The), Class B	350,048

		12,410,500

	Multiline Retail — 0.2%
4,940	Kohl’s Corp.	262,018
106,910	Marks & Spencer Group plc, (United Kingdom)	577,104
44,530	Marks & Spencer Group plc, (United Kingdom), ADR	480,033
6,680	Nordstrom, Inc.	299,798
7,400	Target Corp.	370,074

		1,989,027

	Specialty Retail — 0.3%
4,631	Aaron’s, Inc.	117,442
12,977	Best Buy Co., Inc.	372,699
5,120	Dick’s Sporting Goods, Inc. (a)	204,698
279,500	Dixons Retail plc, (United Kingdom) (a)	56,398
10,398	Hennes & Mauritz AB, (Sweden), Class B	345,190
24,800	Lowe’s Cos., Inc.	655,464
4,087	Lumber Liquidators Holdings, Inc. (a)	102,134
3,800	O’Reilly Automotive, Inc. (a)	218,348
67,400	Staples, Inc.	1,308,908
8,350	Tiffany & Co.	513,024
12,700	Urban Outfitters, Inc. (a)	378,841

		4,273,146

	Textiles, Apparel & Luxury Goods — 0.1%
9,530	Adidas AG, (Germany)	599,168
743,000	China Hongxing Sports Ltd., (China)	67,787

JPMorgan Access Balanced Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2011 (Unaudited)(continued)

2,295	Cie Financiere Richemont S.A., (Switzerland), Class A	132,330

SHARES	SECURITY DESCRIPTION	VALUE($)
	Textiles, Apparel & Luxury Goods— Continued
5,200	Coach, Inc.	270,608

		1,069,893

	Total Consumer Discretionary	23,949,150

Consumer Staples — 2.2%
	Beverages — 0.5%
13,310	Anheuser-Busch InBev N.V., (Belgium)	758,828
25,960	Coca-Cola Amatil Ltd., (Australia)	315,220
3,920	Coca-Cola Co. (The)	260,092
13,000	Diageo plc, (United Kingdom)	247,108
25,325	Diageo plc, (United Kingdom), ADR	1,930,271
19,200	Heineken N.V., (Netherlands)	1,048,445
30,000	Kirin Holdings Co., Ltd., (Japan)	393,701
11,890	PepsiCo, Inc.	765,835
4,435	Pernod-Ricard S.A., (France)	414,095

		6,133,595

	Food & Staples Retailing — 0.7%
24,050	Carrefour S.A., (France)	1,062,525
26,650	Koninklijke Ahold N.V., (Netherlands)	357,406
30,325	Kroger Co. (The)	726,890
44,435	Safeway, Inc.	1,046,000
47,775	Sysco Corp.	1,323,368
280,650	Tesco plc, (United Kingdom)	1,714,396
2,531	United Natural Foods, Inc. (a)	113,439
46,850	Wal-Mart Stores, Inc.	2,438,543
2,900	Whole Foods Market, Inc.	191,110

		8,973,677

	Food Products — 0.8%
17,000	Ajinomoto Co., Inc., (Japan)	176,874
21,250	Danone, (France)	1,386,861
13,200	General Mills, Inc.	482,460
3,020	H.J. Heinz Co.	147,436
3,100	Hershey Co. (The)	168,485
2,420	Kellogg Co.	130,632
30,600	Kraft Foods, Inc., Class A	959,616
27,548	Nestle S.A., (Switzerland)	1,577,540
30,250	Nestle S.A., (Switzerland), ADR	1,738,771
6,200	Nissin Foods Holdings Co., Ltd., (Japan)	218,303
36,000	Tingyi Cayman Islands Holding Corp., (China)	87,997
11,000	Toyo Suisan Kaisha Ltd., (Japan)	238,843
2,136	TreeHouse Foods, Inc. (a)	121,474
25,200	Tyson Foods, Inc., Class A	483,588
32,865	Unilever N.V., (Netherlands)	1,030,646
36,910	Unilever plc, (United Kingdom), ADR	1,130,184

		10,079,710

	Household Products — 0.1%
2,500	Church & Dwight Co., Inc.	198,350
1,750	Colgate-Palmolive Co.	141,330
18,950	Kimberly-Clark Corp.	1,236,867
1,600	Procter & Gamble Co. (The)	98,560
4,400	Reckitt Benckiser Group plc, (United Kingdom)	225,854

		1,900,961

	Personal Products — 0.1%
6,240	Beiersdorf AG, (Germany)	380,838
3,100	Herbalife Ltd., (Cayman Islands)	252,216
4,100	L’Oreal S.A., (France)	477,690

		1,110,744

	Tobacco — 0.0% (g)
3,688	Imperial Tobacco Group plc, (United Kingdom)	113,798
4,600	Philip Morris International, Inc.	301,898

		415,696

	Total Consumer Staples	28,614,383

Energy — 2.3%
	Energy Equipment & Services — 0.6%
2,306	Atwood Oceanics, Inc. (a)	107,068
7,660	Baker Hughes, Inc.	562,474
3,900	Cameron International Corp. (a)	222,690
39,640	Cie Generale de Geophysique- Veritas, (France) (a)	1,434,349
1,700	Core Laboratories N.V., (Netherlands)	173,689
3,005	Global Geophysical Services, Inc. (a)	43,452
5,100	Halliburton Co.	254,184
16,360	Petroleum Geo-Services ASA, (Norway) (a)	261,592
11,226	Precision Drilling Corp.,
	(Canada) (a)	152,000
37,715	Schlumberger Ltd.	3,517,300
5,729	Seadrill Ltd., (Bermuda)	207,127
27,810	Weatherford International Ltd., (Switzerland) (a)	628,506

		7,564,431

	Oil, Gas & Consumable Fuels — 1.7%
8,315	Apache Corp.	1,088,600
30,430	Bankers Petroleum Ltd., (Canada) (a)	273,070
32,400	BG Group plc, (United Kingdom)	804,346
3,251	Bill Barrett Corp. (a)	129,747
88,195	Cameco Corp., (Canada)	2,650,161
2,900	Canadian Natural Resources Ltd., (Canada)	143,400
19,400	Cenovus Energy, Inc., (Canada)	766,395
13,567	Chesapeake Energy Corp.	454,766
2,900	Chevron Corp.	311,547
1,600	Cimarex Energy Co.	184,384
4,934	Comstock Resources, Inc. (a)	152,658
1,700	Concho Resources, Inc. (a)	182,410

JPMorgan Access Balanced Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2011 (Unaudited)(continued)

1,586	Contango Oil & Gas Co. (a)	100,299
8,000	Denbury Resources, Inc. (a)	195,200
12,750	Devon Energy Corp.	1,170,067
14,500	Encana Corp., (Canada)	501,480

SHARES	SECURITY DESCRIPTION	VALUE($)
	Oil, Gas & Consumable Fuels— Continued
17,175	Enterprise Products Partners LP	739,556
77,100	ERG S.p.A., (Italy)	1,094,840
15,102	Gazprom OAO, (Russia), ADR	488,864
6,350	Hess Corp.	541,084
34,325	Kinder Morgan, Inc. (a)	1,017,393
17,580	Magellan Midstream Partners LP	1,052,339
2,000	Marathon Oil Corp.	106,620
289,500	Medco Energi Internasional Tbk PT, (Indonesia)	95,411
9,775	Nexen, Inc., (Canada)	243,593
4,200	Noble Energy, Inc.	405,930
8,215	Occidental Petroleum Corp.	858,385
8,900	Pengrowth Energy Corp., (Canada)	123,104
2,200	Reliance Industries Ltd., (India), GDR (e)	103,510
15,700	Royal Dutch Shell plc, (Netherlands), ADR	1,143,902
24,850	Statoil ASA, (Norway), ADR	686,854
56,260	Talisman Energy, Inc., (Canada)	1,390,976
2,500	Ultra Petroleum Corp. (a)	123,125
3,400	Whiting Petroleum Corp. (a)	249,730
36,380	Williams Cos., Inc. (The)	1,134,328

		20,708,074

	Total Energy	28,272,505

Financials — 1.9%
	Capital Markets — 0.5%
75,160	Bank of New York Mellon Corp. (The)	2,245,030
56,670	Charles Schwab Corp. (The)	1,021,760
177,000	Daiwa Securities Group, Inc., (Japan)	812,929
21,610	Egyptian Financial Group- Hermes Holding, (Egypt)	79,641
2,500	Goldman Sachs Group, Inc. (The)	396,175
6,600	Invesco Ltd.	168,696
5,200	Lazard Ltd., (Bermuda), Class A	216,216
3,752	Macquarie Group Ltd., (Australia)	141,822
4,140	Northern Trust Corp.	210,105
3,454	Raymond James Financial, Inc.	132,081
7,000	SEI Investments Co.	167,160
5,200	State Street Corp.	233,688
1,419	Stifel Financial Corp. (a)	101,870
6,600	TD AMERITRADE Holding Corp.	137,742
69,725	Uranium Participation Corp., (Canada) (a)	471,785

		6,536,700

	Commercial Banks — 0.5%
44,000	77 Bank Ltd. (The), (Japan)	221,591
63,580	Banco Santander S.A., (Spain)	741,598
23,700	Bangkok Bank PCL, (Thailand)	135,814
356,426	Bank of China Ltd., (China), Class H	198,204
44,200	Bank of East Asia Ltd., (Hong Kong)	187,557
3,320	Bank of the Ozarks, Inc.	145,117
99,300	Barclays plc, (United Kingdom)	445,853
4,883	BNP Paribas, (France)	356,970
52,000	BOC Hong Kong Holdings Ltd., (Hong Kong)	169,533
21,223	DBS Group Holdings Ltd., (Singapore)	246,397
6,843	East West Bancorp, Inc.	150,272
16,005	First Republic Bank (a)	494,715
9,142	Glacier Bancorp, Inc.	137,587
600	HDFC Bank Ltd., (India), ADR	101,964
129,841	HSBC Holdings plc, (United Kingdom)	1,341,142
7,300	ICICI Bank Ltd., (India), ADR	363,759
92,600	Lloyds Banking Group plc, (United Kingdom) (a)	86,044
9,275	Standard Chartered plc, (United Kingdom)	240,583
229,460	Sumitomo Mitsui Trust Holdings, Inc., (Japan)	812,896
2,366	UMB Financial Corp.	88,382

		6,665,978

	Consumer Finance — 0.1%
28,055	American Express Co.	1,268,086

	Diversified Financial Services — 0.2%
218,295	Citigroup, Inc. (a)	964,864
13,990	Deutsche Boerse AG, (Germany)	1,059,113
17,000	Guoco Group Ltd., (Hong Kong)	209,524
5,400	NASDAQ OMX Group, Inc. (The) (a)	139,536

		2,373,037

	Insurance — 0.6%
4,900	Aflac, Inc.	258,622
133,200	AIA Group Ltd., (Hong Kong) (a)	410,026
7,130	Allianz SE, (Germany)	998,383
9,900	Allstate Corp. (The)	314,622
1,400	AON Corp.	74,144
7,100	Assured Guaranty Ltd., (Bermuda)	105,790
6,600	Axis Capital Holdings Ltd., (Bermuda)	230,472
19,000	Berkshire Hathaway, Inc., Class B (a)	1,588,970
28,100	MS&AD Insurance Group Holdings, (Japan)	641,230
19,500	Old Republic International Corp.	247,455
8,300	Progressive Corp. (The)	175,379

JPMorgan Access Balanced Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2011 (Unaudited)(continued)

6,600	RenaissanceRe Holdings Ltd., (Bermuda)	455,334
35,300	Symetra Financial Corp.	480,080

SHARES	SECURITY DESCRIPTION	VALUE($)
	Insurance — Continued
3,700	Torchmark Corp.	245,976
19,160	Transatlantic Holdings, Inc.	932,517
17,300	Willis Group Holdings plc, (United Kingdom)	698,228

		7,857,228

	Real Estate Investment Trusts (REITs) — 0.0% (g)
410	Alexandria Real Estate Equities, Inc.	31,968
7,991	Colonial Properties Trust	153,826
610	Corporate Office Properties Trust	22,045
540	Digital Realty Trust, Inc.	31,396
1,260	DuPont Fabros Technology, Inc.	30,555
3,353	LaSalle Hotel Properties	90,531

		360,321

	Real Estate Management & Development — 0.0% (g)
11,500	Solidere, (Lebanon), GDR (e)	209,760
13,000	Sun Hung Kai Properties Ltd., (Hong Kong)	205,868
7,500	Swire Pacific Ltd., (Hong Kong), Class A	109,847

		525,475

	Total Financials	25,586,825

Health Care — 2.5%
	Biotechnology — 0.0% (g)
4,648	CSL Ltd., (Australia)	171,658
3,700	Dendreon Corp. (a)	138,491
622	United Therapeutics Corp. (a)	41,686

		351,835

	Health Care Equipment & Supplies — 0.8%
10,880	Alere, Inc. (a)	425,843
1,644	Analogic Corp.	92,968
4,680	Becton, Dickinson & Co.	372,622
24,660	Boston Scientific Corp. (a)	177,305
3,500	Cie Generale d’Optique Essilor International S.A., (France)	259,684
9,080	Cochlear Ltd., (Australia)	779,146
24,200	Covidien plc, (Ireland)	1,256,948
44,175	DENTSPLY International, Inc.	1,634,033
20,075	Gen-Probe, Inc. (a)	1,331,976
15,090	Getinge AB, (Sweden), Class B	372,012
8,200	Hologic, Inc. (a)	182,040
14,460	Medtronic, Inc.	569,001
19,020	Mindray Medical International Ltd., (China), ADR (a)	479,304
3,158	NuVasive, Inc. (a)	79,961
1,792	Sonova Holding AG, (Switzerland)	159,690
2,480	Straumann Holding AG, (Switzerland)	636,369
5,000	Sysmex Corp., (Japan)	176,831
12,966	Teleflex, Inc.	751,769

		9,737,502

	Health Care Providers & Services — 0.5%
17,950	Aetna, Inc.	671,869
39,750	AmerisourceBergen Corp.	1,572,510
4,400	BML, Inc., (Japan)	124,094
9,700	DaVita, Inc. (a)	829,447
6,100	Express Scripts, Inc. (a)	339,221
11,989	Health Management Associates, Inc., Class A (a)	130,680
38,495	Healthsouth Corp. (a)	961,605
5,500	Lincare Holdings, Inc.	163,130
10,700	Profarma Distribuidora de Produtos Farmaceuticos S.A., (Brazil)	100,600
106,480	Sonic Healthcare Ltd., (Australia)	1,319,663
7,400	UnitedHealth Group, Inc.	334,480

		6,547,299

	Health Care Technology — 0.1%
3,387	athenahealth, Inc. (a)	152,855
10,150	Cerner Corp. (a)	1,128,680
1,184	Quality Systems, Inc.	98,675

		1,380,210

	Life Sciences Tools & Services — 0.3%
27,110	Agilent Technologies, Inc. (a)	1,213,986
18,690	Lonza Group AG, (Switzerland)	1,564,799
1,300	Mettler-Toledo International, Inc. (a)	223,600
12,290	QIAGEN N.V., (Netherlands) (a)	245,307

		3,247,692

	Pharmaceuticals — 0.8%
6,400	Allergan, Inc.	454,528
1,800	Bayer AG, (Germany)	139,073
16,060	Bayer AG, (Germany), ADR	1,248,183
66,100	Eli Lilly & Co.	2,324,737
9,125	Forest Laboratories, Inc. (a)	294,738
15,335	Johnson & Johnson	908,599
3,928	Novartis AG, (Switzerland)	212,705
2,900	Novo Nordisk A/S, (Denmark), Class B	364,190
10,300	Santen Pharmaceutical Co., Ltd., (Japan)	411,379
29,400	Shire plc, (Ireland)	853,406
4,000	Shire plc, (Ireland), ADR	348,400
41,700	Valeant Pharmaceuticals International, Inc., (Canada)	2,077,077

		9,637,015

	Total Health Care	30,901,553

Industrials — 2.6%
	Aerospace & Defense — 0.4%
1,857	Aerovironment, Inc. (a)	64,939
4,840	Boeing Co. (The)	357,821
21,935	DigitalGlobe, Inc. (a)	614,838

JPMorgan Access Balanced Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2011 (Unaudited)(continued)

6,910	Embraer S.A., (Brazil), ADR	232,867
9,741	Lockheed Martin Corp.	783,176
3,800	Rockwell Collins, Inc.	246,354
37,855	Spirit Aerosystems Holdings, Inc., Class A (a)	971,738
32,400	Thales S.A., (France)	1,292,753

SHARES	SECURITY DESCRIPTION	VALUE($)
	Aerospace & Defense— Continued
5,800	United Technologies Corp.	490,970

		5,055,456

	Air Freight & Logistics — 0.3%
3,100	C.H. Robinson Worldwide, Inc.	229,803
5,570	FedEx Corp.	521,074
3,782	Forward Air Corp.	115,843
51,870	TNT N.V., (Netherlands)	1,331,871
26,440	United Parcel Service, Inc., Class B	1,965,020

		4,163,611

	Airlines — 0.1%
43,460	Ryanair Holdings plc, (Ireland), ADR	1,208,188
21,690	Southwest Airlines Co.	273,945
8,310	U.S. Airways Group, Inc. (a)	72,380
3,080	United Continental Holdings, Inc. (a)	70,809

		1,625,322

	Commercial Services & Supplies — 0.3%
18,230	Avery Dennison Corp.	764,931
44,450	Cintas Corp.	1,345,501
66,000	Downer EDI Ltd., (Australia)	258,471
6,000	Iron Mountain, Inc.	187,380
38,365	Republic Services, Inc.	1,152,485
52,000	Toppan Printing Co., Ltd., (Japan)	410,253
7,230	Waste Management, Inc.	269,968

		4,388,989

	Construction & Engineering — 0.1%
8,122	Bouygues S.A., (France)	389,875
2,143	Chicago Bridge & Iron Co. N.V., (Netherlands)	87,134
13,000	JGC Corp., (Japan)	303,371
10,040	Quanta Services, Inc. (a)	225,197
4,090	Shaw Group, Inc. (The) (a)	144,827
6,300	URS Corp. (a)	290,115

		1,440,519

	Electrical Equipment — 0.2%
20,220	ABB Ltd., (Switzerland), ADR (a)	489,121
4,500	AMETEK, Inc.	197,415
6,800	Areva S.A., (France)	302,119
3,000	Cooper Industries plc	194,700
4,400	Emerson Electric Co.	257,092
2,482	Franklin Electric Co., Inc.	114,668
18,000	Futaba Corp./Chiba, (Japan)	346,584
2,900	Nexans S.A., (France)	277,199
11,900	Prysmian S.p.A., (Italy)	254,689
1,624	Schneider Electric S.A., (France)	277,366

		2,710,953

	Industrial Conglomerates — 0.4%
24,350	3M Co.	2,276,725
7,500	General Electric Co.	150,375
6,080	Siemens AG, (Germany)	831,674
33,650	Tyco International Ltd., (Switzerland)	1,506,511

		4,765,285

	Machinery — 0.3%
9,402	AGCO Corp. (a)	516,828
4,546	Colfax Corp. (a)	104,331
5,350	Danaher Corp.	277,665
3,138	ESCO Technologies, Inc.	119,715
2,400	FANUC Corp., (Japan)	362,777
1,110	Flowserve Corp.	142,968
8,400	Illinois Tool Works, Inc.	451,248
16,150	Ingersoll-Rand plc, (Ireland)	780,206
13,600	Kurita Water Industries Ltd., (Japan)	402,043
3,140	Pall Corp.	180,895
2,100	Parker Hannifin Corp.	198,828
2,500	SMC Corp., (Japan)	411,482
3,200	SPX Corp.	254,048
3,108	Terex Corp. (a)	115,120
2,093	Wabtec Corp.	141,968

		4,460,122

	Marine — 0.1%
28,900	Stolt-Nielsen Ltd., (United Kingdom)	721,161

	Professional Services — 0.1%
5,240	Adecco S.A., (Switzerland)	343,983
3,086	Advisory Board Co. (The) (a)	158,929
3,573	Corporate Executive Board Co. (The)	144,242
2,600	IHS, Inc., Class A (a)	230,750
5,540	Manpower, Inc.	348,355
9,300	Nielsen Holdings N.V. (a)	253,983
6,400	Randstad Holding N.V., (Netherlands) (a)	356,266

		1,836,508

	Road & Rail — 0.2%
3,890	Canadian National Railway Co., (Canada)	292,800
16,800	East Japan Railway Co., (Japan)	932,887
6,500	Kansas City Southern (a)	353,925
6,950	Norfolk Southern Corp.	481,427
1,700	Union Pacific Corp.	167,161
115	West Japan Railway Co., (Japan)	443,338

		2,671,538

	Trading Companies & Distributors — 0.1%
7,500	Mitsubishi Corp., (Japan)	207,963
26,300	Mitsui & Co., Ltd., (Japan)	470,872

		678,835

	Transportation Infrastructure — 0.0% (g)

JPMorgan Access Balanced Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2011 (Unaudited)(continued)

41,000	Kamigumi Co., Ltd., (Japan)	349,887

	Total Industrials	34,868,186

Information Technology — 3.0%
	Communications Equipment — 0.3%
1,385	Acme Packet, Inc. (a)	98,280
210,100	Alcatel-Lucent, (France), ADR (a)	1,220,681

SHARES	SECURITY DESCRIPTION	VALUE($)
	Communications Equipment — Continued
3,634	Blue Coat Systems, Inc. (a)	102,333
31,410	Cisco Systems, Inc.	538,682
7,775	Ixia (a)	123,467
9,940	Juniper Networks, Inc. (a)	418,275
3,665	Meru Networks, Inc. (a)	74,436
3,967	NETGEAR, Inc. (a)	128,689
14,620	QUALCOMM, Inc.	801,615
8,744	Seachange International, Inc. (a)	83,068
58,790	Telefonaktiebolaget LM Ericsson, (Sweden), Class B	756,383

		4,345,909

	Computers & Peripherals — 0.2%
1,100	Apple, Inc. (a)	383,295
12,170	EMC Corp. (a)	323,114
21,770	Hewlett-Packard Co.	891,917
10,000	Japan Digital Laboratory Co., Ltd., (Japan)	118,128
2,500	NetApp, Inc. (a)	120,450
6,139	Western Digital Corp. (a)	228,923

		2,065,827

	Electronic Equipment, Instruments & Components — 0.3%
4,000	Amphenol Corp., Class A	217,560
22,150	Avnet, Inc. (a)	755,094
2,100	Dolby Laboratories, Inc., Class A (a)	103,341
4,900	FLIR Systems, Inc.	169,589
18,000	Hitachi Ltd., (Japan)	93,700
2,100	Keyence Corp., (Japan)	536,093
5,500	Murata Manufacturing Co., Ltd., (Japan)	397,721
3,900	National Instruments Corp.	127,803
59,800	Premier Farnell plc, (United Kingdom)	260,261
23,000	Sanshin Electronics Co., Ltd., (Japan)	194,534
38,250	TE Connectivity Ltd., (Switzerland)	1,331,865
2,600	Trimble Navigation Ltd. (a)	131,404

		4,318,965

	Internet Software & Services — 0.1%
7,400	eBay, Inc. (a)	229,696
1,890	Google, Inc., Class A (a)	1,107,937
4,512	RightNow Technologies, Inc. (a)	141,226
5,080	VistaPrint N.V., (Netherlands) (a)	263,652

		1,742,511

	IT Services — 1.0%
32,250	Accenture plc, (Ireland), Class A	1,772,783
4,600	Alliance Data Systems Corp. (a)	395,094
12,420	Amadeus IT Holding S.A., (Spain), Class A (a)	237,076
71,210	Amdocs Ltd., (United Kingdom) (a)	2,054,408
38,410	Automatic Data Processing, Inc.	1,970,816
20,830	Computer Sciences Corp.	1,015,046
4,400	Genpact Ltd., (Bermuda) (a)	63,712
4,300	Global Payments, Inc.	210,356
4,950	International Business Machines Corp.	807,197
1,900	Lender Processing Services, Inc.	61,161
980	MasterCard, Inc., Class A	246,686
9,300	NeuStar, Inc., Class A (a)	237,894
20,545	Redecard S.A., (Brazil)	301,383
3,200	Teradata Corp. (a)	162,240
5,400	TKC, (Japan)	110,061
1,700	VeriFone Systems, Inc. (a)	93,415
7,710	Visa, Inc., Class A	567,610
26,570	Western Union Co. (The)	551,859

		10,858,797

	Office Electronics — 0.0% (g)
5,400	Canon, Inc., (Japan)	232,253

	Semiconductors & Semiconductor Equipment — 0.4%
48,800	Advantest Corp., (Japan)	878,642
4,400	Analog Devices, Inc.	173,272
11,736	ASML Holding N.V., (Netherlands) (a)	522,103
7,200	Broadcom Corp., Class A	283,536
6,900	KLA-Tencor Corp.	326,853
7,100	Linear Technology Corp.	238,773
7,300	Maxim Integrated Products, Inc.	186,880
7,500	Microchip Technology, Inc.	285,075
1,215	Samsung Electronics Co., Ltd., (South Korea), GDR (e)	345,778
33,000	Sumco Corp., (Japan) (a)	663,650
8,900	Tokyo Electron Ltd., (Japan)	490,688
3,600	Varian Semiconductor Equipment Associates, Inc. (a)	175,212

		4,570,462

	Software — 0.7%
12,320	Autodesk, Inc. (a)	543,435
3,500	Autonomy Corp. plc, (United Kingdom) (a)	89,189
2,232	Blackboard, Inc. (a)	80,888
31,190	CA, Inc.	754,174
98,950	Compuware Corp. (a)	1,142,873
6,159	DemandTec, Inc. (a)	81,052
2,700	MICROS Systems, Inc. (a)	133,461
132,390	Microsoft Corp.	3,357,410
74,760	Misys plc, (United Kingdom) (a)	379,199
12,100	Nintendo Co., Ltd., (Japan), ADR	408,254

JPMorgan Access Balanced Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2011 (Unaudited)(continued)

14,600	Oracle Corp.	487,202
3,500	Red Hat, Inc. (a)	158,865
3,818	Rosetta Stone, Inc. (a)	50,436
3,200	SAP AG, (Germany)	195,713
9,611	Smith Micro Software, Inc. (a)	89,959
5,800	TIBCO Software, Inc. (a)	158,050
6,100	Trend Micro, Inc., (Japan)	162,454

SHARES	SECURITY DESCRIPTION	VALUE($)
	Software — Continued
9,624	VASCO Data Security International, Inc. (a)	132,138
41,887	Websense, Inc. (a)	962,144

		9,366,896

	Total Information Technology	37,501,620

Materials — 1.6%
	Chemicals — 0.5%
3,229	Air Liquide S.A., (France)	429,414
3,600	Air Products & Chemicals, Inc.	324,648
2,900	Airgas, Inc.	192,618
10,400	Ecolab, Inc.	530,608
6,100	Israel Chemicals Ltd., (Israel), ADR	99,735
12,560	Johnson Matthey plc, (United Kingdom)	374,450
1,652	Linde AG, (Germany)	260,821
27,450	Monsanto Co.	1,983,537
19,395	Nalco Holding Co.	529,677
2,430	Sherwin-Williams Co. (The)	204,096
20,200	Shin-Etsu Chemical Co., Ltd., (Japan)	1,005,361
2,106	Syngenta AG, (Switzerland)	685,137

		6,620,102

	Construction Materials — 0.2%
37,600	CRH plc, (Ireland)	863,104
4,100	Eagle Materials, Inc.	124,066
710	Martin Marietta Materials, Inc.	63,666
208,000	Sumitomo Osaka Cement Co., Ltd., (Japan)	601,570
2,890	Texas Industries, Inc.	130,715
4,100	Vulcan Materials Co.	186,960

		1,970,081

	Containers & Packaging — 0.1%
38,955	Crown Holdings, Inc. (a)	1,502,884
11,710	Owens-Illinois, Inc. (a)	353,525

		1,856,409

	Metals & Mining — 0.8%
10,300	Allegheny Technologies, Inc.	697,516
2,300	Anglo American plc, (United Kingdom)	118,186
9,100	AngloGold Ashanti Ltd., (South Africa), ADR	436,345
43,200	Barrick Gold Corp., (Canada)	2,242,831
7,968	BHP Billiton Ltd., (Australia)	382,444
52,525	Gabriel Resources Ltd., (Canada) (a)	391,161
48,400	Gold Fields Ltd., (South Africa)	844,440
1,700	Inmet Mining Corp., (Canada)	119,500
41,142	Newcrest Mining Ltd., (Australia)	1,694,819
38,099	Newmont Mining Corp.	2,079,443
1,800	Nucor Corp.	82,836
12,575	Polyus Gold OJSC, (Russian Federation), ADR	442,640
10,700	Rio Tinto plc, (United Kingdom)	756,472
2,413	Royal Gold, Inc.	126,441
1,817,700	Simmer & Jack Mines Ltd., (South Africa) (a)	204,206

		10,619,280

	Paper & Forest Products — 0.0% (g)
7,520	Norbord, Inc., (Canada) (a)	116,736

	Total Materials	21,182,608

Telecommunication Services — 0.7%
	Diversified Telecommunication Services — 0.4%
7,957	Cbeyond, Inc. (a)	92,858
21,800	Deutsche Telekom AG, (Germany), ADR	336,156
25,000	Koninklijke KPN N.V., (Netherlands)	426,304
10,100	KT Corp., (South Korea), ADR	197,253
37,500	Nippon Telegraph & Telephone Corp., (Japan)	1,674,936
180,000	Singapore Telecommunications Ltd., (Singapore)	430,987
264	Swisscom AG, (Switzerland)	117,762
8,519	Telecom Egypt, (Egypt)	24,679
20,550	Telekomunikasi Indonesia Tbk PT, (Indonesia), ADR	690,069
29,840	Telenor ASA, (Norway)	491,113
67,200	Telstra Corp. Ltd., (Australia)	196,021
1,300	TELUS Corp., (Canada)	63,156
4,400	Verizon Communications, Inc.	169,576

		4,910,870

	Wireless Telecommunication Services — 0.3%
1,600	America Movil S.A.B. de C.V., (Mexico), Series L, ADR	92,960
13,100	American Tower Corp., Class A (a)	678,842
9,900	SBA Communications Corp., Class A (a)	392,832
80,760	SK Telecom Co. Ltd., (South Korea), ADR	1,519,096
24,400	Softbank Corp., (Japan)	972,201
17,500	Turkcell Iletisim Hizmet AS, (Turkey), ADR	263,025

		3,918,956

	Total Telecommunication Services	8,829,826

Utilities — 0.6%
	Electric Utilities — 0.4%
53,300	Centrais Eletricas Brasileiras S.A., (Brazil), ADR	1,030,822
39,758	EDF S.A., (France)	1,647,696

JPMorgan Access Balanced Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2011 (Unaudited)(continued)

5,100	Edison International	186,609
27,271	Exelon Corp.	1,124,656
139,500	Federal Hydrogenerating Co., (Russian Federation), ADR (a)	709,687
51,900	Korea Electric Power Corp., (South Korea), ADR	635,256

		5,334,726

SHARES	SECURITY DESCRIPTION	VALUE($)
	Gas Utilities — 0.1%
136,000	Hong Kong & China Gas Co., Ltd., (Hong Kong)	326,302
31,955	Questar Corp.	557,615

		883,917

	Multi-Utilities — 0.0% (g)
2,700	GDF Suez, (France)	110,110
28,400	National Grid plc, (United Kingdom)	270,174

		380,284

	Water Utilities — 0.1%
35,345	American Water Works Co., Inc.	991,427
4,365	Cia de Saneamento Basico do Estado de Sao Paulo, (Brazil), ADR	256,400

		1,247,827

	Total Utilities	7,846,754

	Total Common Stocks (Cost $215,699,457)	247,553,410

Preferred Stocks — 0.0% (g)
Consumer Staples — 0.0% (g)
	Household Products — 0.0% (g)
7,830	Henkel AG & Co. KGaA, (Germany)	484,649

Industrials — 0.0% (g)
	Electrical Equipment — 0.0% (g)
566	Areva S.A., (France) (a)	23,575

Information Technology — 0.0% (g)
	Software — 0.0% (g)
85,440	Misys plc, (United Kingdom), Class B (a) (f) (i)	52,084

	Total Preferred Stocks (Cost $430,957)	560,308

Investment Companies — 77.2%
	Alternative Assets — 7.3%
1,008,676	Arbitrage Fund (The), Class I	13,042,184
1,810,549	Highbridge Dynamic Commodities Strategy Fund, Select Class Shares (b)	37,080,050
410,000	iShares S&P North American Natural Resources Sector Index Fund	19,208,500
1,183,766	JPMorgan Realty Income Fund, Institutional Class Shares (b)	11,932,356
751,380	JPMorgan U.S. Real Estate Fund, Select Class Shares (b)	12,352,694

	Total Alternative Assets	93,615,784

Fixed Income — 37.8%
2,205,214	Driehaus Active Income Fund	24,742,497
2,791,771	Eaton Vance Global Macro Absolute Return Fund, Class I	28,448,149
3,342,464	Harbor High-Yield Bond Fund, Institutional Class Shares	37,067,930
313,500	iShares iBoxx High Yield Corporate Bond Fund	28,829,460
8,353,080	JPMorgan Core Plus Bond Fund, Class R6 Shares (b)	68,161,132
11,674,262	JPMorgan High Yield Fund, Class R6 Shares (b)	96,896,375
1,754,032	JPMorgan Inflation Managed Bond Fund, Select Class Shares (b)	18,224,391
3,327,248	JPMorgan International Currency Income Fund, Select Class Shares (b)	38,030,445
6,913,240	JPMorgan Short Duration Bond Fund, Class R6 Shares (b)	75,699,979
2,071,442	JPMorgan Strategic Income Opportunities Fund, Select Class Shares (b)	24,815,874
2,267,115	JPMorgan Total Return Fund, Select Class Shares (b)	23,532,652
451,000	SPDR Barclays Capital High Yield Bond ETF	18,260,990

	Total Fixed Income	482,709,874

International Equity — 8.3%
297,000	iShares MSCI All Country Asia ex Japan Index Fund	18,705,060
265,500	iShares MSCI EAFE Index Fund	15,953,895
276,000	Vanguard MSCI Emerging Markets ETF	13,501,920
1,091,000	Vanguard MSCI European ETF	56,677,450

	Total International Equity	104,838,325

Money Market — 6.4%
80,903,947	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.100% (b) (l)	80,903,947

U.S. Equity — 17.4%
2,462,427	JPMorgan Equity Income Fund, Select Class Shares (b)	23,171,442
4,043,412	JPMorgan Growth Advantage Fund, Select Class Shares (a) (b)	38,088,945
2,283,282	JPMorgan U.S. Large Cap Core Plus Fund, Select Class Shares (b)	49,159,057
923,068	JPMorgan Value Advantage Fund, Institutional Class Shares (b)	17,658,285
459,500	SPDR S&P 500 ETF Trust	60,888,345
395,500	Vanguard Mid-Cap ETF	31,857,525

JPMorgan Access Balanced Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2011 (Unaudited)(continued)

	Total U.S. Equity	220,823,599

	Total Investment Companies (Cost $939,905,183)	982,891,529

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Convertible Bond — 0.0% (g)
Information Technology — 0.0% (g)
	Electronic Equipment, Instruments & Components — 0.0% (g)
120,000	L-1 Identity Solutions, Inc., 3.750%, 05/15/27 (Cost $114,372)	119,850

Corporate Bonds — 0.1%
Consumer Discretionary — 0.1%
	Auto Components — 0.0% (g)
300,000	Visteon Corp., 6.750%, 04/15/19 (e)	300,000

	Hotels, Restaurants & Leisure — 0.0% (g)
300,000	Ameristar Casinos, Inc., 7.500%, 04/15/21 (e)	297,375

	Specialty Retail — 0.1%
780,000	Brown Shoe Co., Inc., 8.750%, 05/01/12	783,900

	Total Consumer Discretionary	1,381,275

	Total Corporate Bonds (Cost $1,381,076)	1,381,275

Structured Notes — 4.4%
U.S. Equity — 2.0%
12,000,000	Barclays Bank plc, Return Enhanced Notes, Linked to the S&P 500 Index, maximum return of 20.000%, due 12/30/11 (a)	12,283,200
12,500,000	HSBC USA, Inc., Return Enhanced Notes, Linked to the S&P 500 Index, maximum return of 7.100%, due 06/07/11 (a)	12,640,000

		24,923,200

	International Equity — 2.4%
18,700,000	Credit Suisse AG, Return Enhanced Notes, Linked to the EURO STOXX 50 Index, maximum return of 22.000%, due 08/25/11 (a)	18,026,800
12,500,000	Deutsche Bank AG, Enhanced Participation Securities, Linked to the EURO STOXX 50 Index, maximum return of 18.000%, due 06/22/11 (a)	13,037,500

		31,064,300

	Total Structured Notes (Cost $55,700,000)	55,987,500

	Total Investments — 101.1% (Cost $1,213,231,045)	1,288,493,872
	Liabilities in Excess of Other Assets — (1.1)%	(13,612,653)

	NET ASSETS — 100.0%	$1,274,881,219

Percentages indicated are based on net assets.

JPMorgan Access Balanced Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2011 (Unaudited)(continued)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	—	American Depositary Receipt
EAFE	—	Europe, Australasia, and Far East
ETF	—	Exchange Traded Fund
FDR	—	Fiduciary Depositary Receipt
GDR	—	Global Depositary Receipt
MSCI	—	Morgan Stanley Capital International
SPDR	—	Standard & Poor’s Depository Receipts

(a)	Non-income producing security.
(b)	Investment in affiliate. Fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(f)	Security is fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The Fund owns fair valued securities with a value of approximately $52,084 which amounts to 0.0% of total investments.
(g)	Amount rounds to less than 0.1%.
(i)	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(l)	The rate shown is the current yield as of March 31, 2011

The value and percentage, based on total investments, of the investments that apply fair valuation policy for the international investments are approximately $73,184,898 and 5.7%, respectively

As of March 31, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$80,356,526
Aggregate gross unrealized depreciation	(5,093,699)

Net unrealized appreciation/depreciation	$75,262,827

Federal income tax cost of investments	$1,213,231,045

JPMorgan Access Balanced Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2011 (Unaudited)(continued)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented in the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Consumer Discretionary	$17,440,213	$6,508,937	$—	$23,949,150
Consumer Staples	15,487,790	13,126,593	—	28,614,383
Energy	23,885,976	4,386,529	—	28,272,505
Financials	15,734,260	9,852,565	—	25,586,825
Health Care	23,111,547	7,790,006	—	30,901,553
Industrials	23,589,302	11,278,884	—	34,868,186
Information Technology	31,388,794	6,112,826	—	37,501,620
Materials	12,962,184	8,220,424	—	21,182,608
Telecommunication Services	4,495,823	4,334,003	—	8,829,826
Utilities	4,782,785	3,063,969	—	7,846,754

Total Common Stocks	172,878,674	74,674,736	—	247,553,410

Preferred Stocks
Consumer Staples	—	484,649	—	484,649
Industrials	—	23,575	—	23,575
Information Technology	—	—	52,084	52,084

Total Preferred Stocks	—	508,224	52,084	560,308

Debt Securities
Convertible Bonds
Information Technology	—	119,850	—	119,850
Corporate Bonds
Consumer Discretionary	—	1,381,275	—	1,381,275

Total Corporate Bonds	—	1,381,275	—	1,381,275

Investment Companies	982,891,529	—	—	982,891,529
Structured Notes	—	55,987,500	—	55,987,500

Total Investments in Securities	$1,155,770,203	$132,671,585	$52,084	$1,288,493,872

There were no transfers between Levels 1 and 2 during the period ended March 31, 2011.

JPMorgan Access Balanced Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2011 (Unaudited)(continued)

The following is a summary of investments for which significant unobservable inputs (Level 3) were used in determining fair value:

	Balance as of 6/30/10	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net amortization (accretion)	Purchases[1]		Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of 3/31/11
Investments in Securities
Preferred Stocks—Information Technology	$—	$—	$52,084	$—	$—	(a)	$—	$—	$—	$52,084

Total	$—	$—	$52,084	$—	$—	(a)	$—	$—	$—	$52,084

1	Purchases include all purchases of securities and securities received in corporate actions.
2	Sales include all sales of securities, maturities, paydowns and securities tendered in a corporate action.

(a)	Security has zero value.

Transfers into, and out of, Level 3 are valued using values as of the beginning of the period.

The change in unrealized appreciation (depreciation) attributable to securities owned at March 31, 2011, which were valued using significant unobservable inputs amounted to $52,084.

JPMorgan Access Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2011 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 21.3%
Consumer Discretionary — 2.1%
	Automobiles — 0.1%
3,681	Bayerische Motoren Werke AG, (Germany)	305,611
807	Daimler AG, (Germany) (a)	56,863
6,200	Suzuki Motor Corp., (Japan)	138,574
9,263	Winnebago Industries, Inc. (a)	123,846

		624,894

	Distributors — 0.0% (g)
28,000	Li & Fung Ltd., (Hong Kong)	143,192
6,100	Pool Corp.	147,071

		290,263

	Diversified Consumer Services — 0.1%
1,780	Capella Education Co. (a)	88,626
1,980	DeVry, Inc.	109,039
8,906	Grand Canyon Education, Inc. (a)	129,137
1,150	Strayer Education, Inc.	150,063

		476,865

	Hotels, Restaurants & Leisure — 0.1%
4,950	Accor S.A., (France)	222,447
3,718	BJ’s Restaurants, Inc. (a)	146,229
12,300	Carnival Corp.	471,828
3,440	Ctrip.com International Ltd., (China), ADR (a)	142,726
2,500	International Game Technology	40,575
800	McDonald’s Corp.	60,872
342,000	NagaCorp. Ltd., (Cayman Islands)	70,329
9,661	Texas Roadhouse, Inc.	164,140

		1,319,146

	Household Durables — 0.1%
3,731	Harman International Industries, Inc.	174,685
2,000	Mohawk Industries, Inc. (a)	122,300
26,877	Oriental Weavers Co., (Egypt)	142,522
3,100	Stanley Black & Decker, Inc.	237,460

		676,967

	Leisure Equipment & Products — 0.0% (g)
3,500	Hasbro, Inc.	163,940
5,200	Sankyo Co., Ltd., (Japan)	266,329

		430,269

	Media — 1.0%
12,800	Comcast Corp., Class A	316,416
10,340	Discovery Communications, Inc., Class A (a)	412,566
8,900	Discovery Communications, Inc., Class C (a)	313,369
11,000	DreamWorks Animation SKG, Inc., Class A (a)	307,230
17,197	E.W. Scripps Co., Class A (a)	170,250
13,420	Grupo Televisa S.A., (Mexico), ADR (a)	329,193
5,320	Imax Corp., (Canada) (a)	170,134
7,710	Liberty Global, Inc., Class A (a)	319,271
22,025	McGraw-Hill Cos., Inc. (The)	867,784
23,510	Mediaset S.p.A., (Italy)	149,226
3,408	Morningstar, Inc.	198,959
6,400	National CineMedia, Inc.	119,488
3,900	New York Times Co. (The), Class A (a)	36,933
1,000	Omnicom Group, Inc.	49,060
34,450	Reed Elsevier plc, (United Kingdom)	298,202
35,785	Regal Entertainment Group, Class A	483,098
3,300	Scripps Networks Interactive, Inc., Class A	165,297
3,500	SES S.A. FDR, (Luxembourg)	90,114
43,470	Societe Television Francaise 1, (France)	796,771
10,000	Television Broadcasts Ltd., (Hong Kong)	58,612
1,300	Time Warner Cable, Inc.	92,742
52,000	Time Warner, Inc.	1,856,399
195	TV Asahi Corp., (Japan)	304,149
23,650	Virgin Media, Inc.	657,234
19,000	Walt Disney Co. (The)	818,710
1,290	Washington Post Co. (The), Class B	564,452

		9,945,659

	Multiline Retail — 0.2%
10,460	Kohl’s Corp.	554,799
65,430	Marks & Spencer Group plc, (United Kingdom)	353,193
30,235	Marks & Spencer Group plc, (United Kingdom), ADR	325,933
4,580	Nordstrom, Inc.	205,550
4,400	Target Corp.	220,044

		1,659,519

	Specialty Retail — 0.4%
6,964	Aaron’s, Inc.	176,607
10,546	Best Buy Co., Inc.	302,881
9,490	Dick’s Sporting Goods, Inc. (a)	379,410
167,700	Dixons Retail plc, (United Kingdom) (a)	33,839
6,199	Hennes & Mauritz AB, (Sweden), Class B	205,793
14,900	Lowe’s Cos., Inc.	393,807
6,248	Lumber Liquidators Holdings, Inc. (a)	156,138
3,300	O’Reilly Automotive, Inc. (a)	189,618
49,725	Staples, Inc.	965,659
5,750	Tiffany & Co.	353,280
7,600	Urban Outfitters, Inc. (a)	226,708

		3,383,740

	Textiles, Apparel & Luxury Goods — 0.1%
5,830	Adidas AG, (Germany)	366,543

JPMorgan Access Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2011 (Unaudited)(continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
	Textiles, Apparel & Luxury Goods — Continued
755,000	China Hongxing Sports Ltd., (China)	68,881
1,377	Cie Financiere Richemont S.A., (Switzerland), Class A	79,398
4,100	Coach, Inc.	213,364

		728,186

	Total Consumer Discretionary	19,535,508

Consumer Staples — 2.3%
	Beverages — 0.5%
7,800	Anheuser-Busch InBev N.V., (Belgium)	444,692
15,555	Coca-Cola Amatil Ltd., (Australia)	188,877
7,260	Coca-Cola Co. (The)	481,701
7,800	Diageo plc, (United Kingdom)	148,265
17,970	Diageo plc, (United Kingdom), ADR	1,369,674
11,270	Heineken N.V., (Netherlands)	615,416
27,000	Kirin Holdings Co., Ltd., (Japan)	354,331
11,210	PepsiCo, Inc.	722,036
2,651	Pernod-Ricard S.A., (France)	247,523

		4,572,515

	Food & Staples Retailing — 0.8%
14,600	Carrefour S.A., (France)	645,026
16,200	Koninklijke Ahold N.V., (Netherlands)	217,260
38,855	Kroger Co. (The)	931,354
45,085	Safeway, Inc.	1,061,301
34,950	Sysco Corp.	968,115
170,740	Tesco plc, (United Kingdom)	1,042,993
3,801	United Natural Foods, Inc. (a)	170,361
36,834	Wal-Mart Stores, Inc.	1,917,210
2,500	Whole Foods Market, Inc.	164,750

		7,118,370

	Food Products — 0.8%
10,000	Ajinomoto Co., Inc., (Japan)	104,044
12,940	Danone, (France)	844,517
17,810	General Mills, Inc.	650,956
6,660	H.J. Heinz Co.	325,141
2,700	Hershey Co. (The)	146,745
4,800	Kellogg Co.	259,104
28,535	Kraft Foods, Inc., Class A	894,858
16,252	Nestle S.A., (Switzerland)	930,673
22,275	Nestle S.A., (Switzerland), ADR	1,280,367
5,300	Nissin Foods Holdings Co., Ltd., (Japan)	186,613
22,000	Tingyi Cayman Islands Holding Corp., (China)	53,776
9,000	Toyo Suisan Kaisha Ltd., (Japan)	195,417
3,222	TreeHouse Foods, Inc. (a)	183,235
22,055	Tyson Foods, Inc., Class A	423,235
22,265	Unilever N.V., (Netherlands)	698,230
22,370	Unilever plc, (United Kingdom), ADR	684,969

		7,861,880

	Household Products — 0.1%
2,100	Church & Dwight Co., Inc.	166,614
1,050	Colgate-Palmolive Co.	84,798
13,925	Kimberly-Clark Corp.	908,885
1,000	Procter & Gamble Co. (The)	61,600
2,600	Reckitt Benckiser Group plc, (United Kingdom)	133,459

		1,355,356

	Personal Products — 0.1%
3,790	Beiersdorf AG, (Germany)	231,310
2,700	Herbalife Ltd., (Cayman Islands)	219,672
2,500	L’Oreal S.A., (France)	291,275

		742,257

	Tobacco — 0.0% (g)
2,213	Imperial Tobacco Group plc, (United Kingdom)	68,285
2,700	Philip Morris International, Inc.	177,201

		245,486

	Total Consumer Staples	21,895,864

Energy — 2.3%
	Energy Equipment & Services — 0.7%
3,468	Atwood Oceanics, Inc. (a)	161,019
14,980	Baker Hughes, Inc.	1,099,981
3,400	Cameron International Corp. (a)	194,140
23,270	Cie Generale de Geophysique-Veritas, (France) (a)	842,011
1,500	Core Laboratories N.V., (Netherlands)	153,255
4,521	Global Geophysical Services, Inc. (a)	65,374
3,100	Halliburton Co.	154,504
9,930	Petroleum Geo-Services ASA, (Norway) (a)	158,778
16,884	Precision Drilling Corp., (Canada) (a)	228,609
23,945	Schlumberger Ltd.	2,233,111
3,438	Seadrill Ltd., (Bermuda)	124,298
44,960	Weatherford International Ltd., (Switzerland) (a)	1,016,096

		6,431,176

	Oil, Gas & Consumable Fuels — 1.6%
5,640	Apache Corp.	738,389
26,650	Bankers Petroleum Ltd., (Canada) (a)	239,149
19,400	BG Group plc, (United Kingdom)	481,614
4,889	Bill Barrett Corp. (a)	195,120
65,011	Cameco Corp., (Canada)	1,953,401
1,700	Canadian Natural Resources Ltd., (Canada)	84,062

JPMorgan Access Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2011 (Unaudited)(continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
	Oil, Gas & Consumable Fuels — Continued
11,600	Cenovus Energy, Inc., (Canada)	458,257
11,887	Chesapeake Energy Corp.	398,452
1,700	Chevron Corp.	182,631
1,400	Cimarex Energy Co.	161,336
7,421	Comstock Resources, Inc. (a)	229,606
1,450	Concho Resources, Inc. (a)	155,585
2,385	Contango Oil & Gas Co. (a)	150,827
7,000	Denbury Resources, Inc. (a)	170,800
9,350	Devon Energy Corp.	858,050
8,700	Encana Corp., (Canada)	300,888
11,650	Enterprise Products Partners LP	501,649
67,500	ERG S.p.A., (Italy)	958,518
13,232	Gazprom OAO, (Russia), ADR	428,330
13,780	Hess Corp.	1,174,194
23,270	Kinder Morgan, Inc. (a)	689,723
11,905	Magellan Midstream Partners LP	712,633
1,200	Marathon Oil Corp.	63,972
263,000	Medco Energi Internasional Tbk PT, (Indonesia)	86,677
8,600	Nexen, Inc., (Canada)	214,312
2,500	Noble Energy, Inc.	241,625
5,575	Occidental Petroleum Corp.	582,532
5,300	Pengrowth Energy Corp., (Canada)	73,309
1,300	Reliance Industries Ltd., (India), GDR (e)	61,165
9,200	Royal Dutch Shell plc, (Netherlands), ADR	670,312
21,800	Statoil ASA, (Norway), ADR	602,552
33,260	Talisman Energy, Inc., (Canada)	822,323
2,200	Ultra Petroleum Corp. (a)	108,350
2,900	Whiting Petroleum Corp. (a)	213,005
24,660	Williams Cos., Inc. (The)	768,899

		15,732,247

	Total Energy	22,163,423

Financials — 2.2%
	Capital Markets — 0.7%
69,410	Bank of New York Mellon Corp. (The)	2,073,277
58,250	Charles Schwab Corp. (The)	1,050,248
142,000	Daiwa Securities Group, Inc., (Japan)	652,180
18,941	Egyptian Financial Group-Hermes Holding, (Egypt)	69,804
1,500	Goldman Sachs Group, Inc. (The)	237,705
5,800	Invesco Ltd.	148,248
4,500	Lazard Ltd., (Bermuda), Class A	187,110
2,251	Macquarie Group Ltd., (Australia)	85,086
7,540	Northern Trust Corp.	382,655
5,170	Raymond James Financial, Inc.	197,701
6,100	SEI Investments Co.	145,668
10,110	State Street Corp.	454,343
2,318	Stifel Financial Corp. (a)	166,409
5,800	TD AMERITRADE Holding Corp.	121,046
61,075	Uranium Participation Corp., (Canada) (a)	413,256

		6,384,736

	Commercial Banks — 0.5%
39,000	77 Bank Ltd. (The), (Japan)	196,410
38,600	Banco Santander S.A., (Spain)	450,231
16,800	Bangkok Bank PCL, (Thailand)	96,273
213,416	Bank of China Ltd., (China), Class H	118,678
26,600	Bank of East Asia Ltd., (Hong Kong)	112,874
4,994	Bank of the Ozarks, Inc.	218,288
59,600	Barclays plc, (United Kingdom)	267,602
2,903	BNP Paribas, (France)	212,223
31,000	BOC Hong Kong Holdings Ltd., (Hong Kong)	101,068
13,138	DBS Group Holdings Ltd., (Singapore)	152,531
10,277	East West Bancorp, Inc.	225,683
10,805	First Republic Bank (a)	333,983
15,137	Glacier Bancorp, Inc.	227,812
400	HDFC Bank Ltd., (India), ADR	67,976
78,357	HSBC Holdings plc, (United Kingdom)	809,357
4,400	ICICI Bank Ltd., (India), ADR	219,252
55,600	Lloyds Banking Group plc, (United Kingdom) (a)	51,664
5,625	Standard Chartered plc, (United Kingdom)	145,906
204,130	Sumitomo Mitsui Trust Holdings, Inc., (Japan)	723,160
3,694	UMB Financial Corp.	137,989

		4,868,960

	Consumer Finance — 0.1%
27,300	American Express Co.	1,233,960

	Diversified Financial Services — 0.2%
148,130	Citigroup, Inc. (a)	654,735
8,220	Deutsche Boerse AG, (Germany)	622,295
15,000	Guoco Group Ltd., (Hong Kong)	184,874
4,700	NASDAQ OMX Group, Inc. (The) (a)	121,448

		1,583,352

	Insurance — 0.6%
4,200	Aflac, Inc.	221,676

JPMorgan Access Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2011 (Unaudited)(continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
	Insurance — Continued
79,800	AIA Group Ltd., (Hong Kong) (a)	245,646
4,190	Allianz SE, (Germany)	586,708
5,900	Allstate Corp. (The)	187,502
800	AON Corp.	42,368
6,200	Assured Guaranty Ltd., (Bermuda)	92,380
5,800	Axis Capital Holdings Ltd., (Bermuda)	202,536
13,925	Berkshire Hathaway, Inc., Class B (a)	1,164,547
24,600	MS&AD Insurance Group Holdings, (Japan)	561,362
17,100	Old Republic International Corp.	216,999
5,000	Progressive Corp. (The)	105,650
5,700	RenaissanceRe Holdings Ltd., (Bermuda)	393,243
23,920	Symetra Financial Corp.	325,312
3,200	Torchmark Corp.	212,736
12,990	Transatlantic Holdings, Inc.	632,223
10,550	Willis Group Holdings plc, (United Kingdom)	425,798

		5,616,686

	Real Estate Investment Trusts (REITs) — 0.1%
810	Alexandria Real Estate Equities, Inc.	63,156
3,290	BioMed Realty Trust, Inc.	62,576
12,701	Colonial Properties Trust	244,494
1,610	Corporate Office Properties Trust	58,185
1,040	Digital Realty Trust, Inc.	60,466
2,460	DuPont Fabros Technology, Inc.	59,655
4,788	LaSalle Hotel Properties	129,276

		677,808

	Real Estate Management & Development — 0.0% (g)
10,075	Solidere, (Lebanon), GDR (e)	183,768
8,000	Sun Hung Kai Properties Ltd., (Hong Kong)	126,688
4,500	Swire Pacific Ltd., (Hong Kong), Class A	65,908

		376,364

	Total Financials	20,741,866

Health Care — 2.5%
	Biotechnology — 0.0% (g)
2,789	CSL Ltd., (Australia)	103,002
3,300	Dendreon Corp. (a)	123,519
935	United Therapeutics Corp. (a)	62,664

		289,185

	Health Care Equipment & Supplies — 0.9%
15,180	Alere, Inc. (a)	594,145
2,473	Analogic Corp.	139,848
8,750	Becton, Dickinson & Co.	696,675
47,990	Boston Scientific Corp. (a)	345,048
2,100	Cie Generale d’Optique Essilor International S.A., (France)	155,811
5,520	Cochlear Ltd., (Australia)	473,666
17,825	Covidien plc, (Ireland)	925,831
32,450	DENTSPLY International, Inc.	1,200,325
17,495	Gen-Probe, Inc. (a)	1,160,793
9,150	Getinge AB, (Sweden), Class B	225,574
7,200	Hologic, Inc. (a)	159,840
9,810	Medtronic, Inc.	386,024
11,160	Mindray Medical International Ltd., (China), ADR (a)	281,232
4,748	NuVasive, Inc. (a)	120,219
1,075	Sonova Holding AG, (Switzerland)	95,796
1,460	Straumann Holding AG, (Switzerland)	374,637
3,000	Sysmex Corp., (Japan)	106,098
10,372	Teleflex, Inc.	601,369

		8,042,931

	Health Care Providers & Services — 0.5%
15,725	Aetna, Inc.	588,587
29,250	AmerisourceBergen Corp.	1,157,130
2,700	BML, Inc., (Japan)	76,149
8,400	DaVita, Inc. (a)	718,284
5,300	Express Scripts, Inc. (a)	294,733
18,023	Health Management Associates, Inc., Class A (a)	196,451
26,130	Healthsouth Corp. (a)	652,727
4,800	Lincare Holdings, Inc.	142,368
7,500	Profarma Distribuidora de Produtos Farmaceuticos S.A., (Brazil)	70,514
64,680	Sonic Healthcare Ltd., (Australia)	801,613
4,400	UnitedHealth Group, Inc.	198,880

		4,897,436

	Health Care Technology — 0.2%
5,100	athenahealth, Inc. (a)	230,163
12,860	Cerner Corp. (a)	1,430,032
1,781	Quality Systems, Inc.	148,429

		1,808,624

	Life Sciences Tools & Services — 0.2%
18,375	Agilent Technologies, Inc. (a)	822,833
11,440	Lonza Group AG, (Switzerland)	957,801
1,100	Mettler-Toledo International, Inc. (a)	189,200
7,650	QIAGEN N.V., (Netherlands) (a)	152,693

		2,122,527

	Pharmaceuticals — 0.7%
3,800	Allergan, Inc.	269,876
1,100	Bayer AG, (Germany)	84,989
10,875	Bayer AG, (Germany), ADR	845,205

JPMorgan Access Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2011 (Unaudited)(continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
	Pharmaceuticals — Continued
57,900	Eli Lilly & Co.	2,036,343
8,200	Forest Laboratories, Inc. (a)	264,860
10,385	Johnson & Johnson	615,311
2,357	Novartis AG, (Switzerland)	127,634
1,800	Novo Nordisk A/S, (Denmark), Class B	226,049
6,300	Santen Pharmaceutical Co., Ltd., (Japan)	251,620
17,600	Shire plc, (Ireland)	510,883
3,500	Shire plc, (Ireland), ADR	304,850
27,896	Valeant Pharmaceuticals International, Inc., (Canada)	1,389,500

		6,927,120

	Total Health Care	24,087,823

Industrials — 3.4%
	Aerospace & Defense — 0.5%
2,794	Aerovironment, Inc. (a)	97,706
7,150	Boeing Co. (The)	528,600
14,860	DigitalGlobe, Inc. (a)	416,526
4,190	Embraer S.A., (Brazil), ADR	141,203
8,534	Lockheed Martin Corp.	686,134
3,300	Rockwell Collins, Inc.	213,939
34,130	Spirit Aerosystems Holdings, Inc., Class A (a)	876,117
28,450	Thales S.A., (France)	1,135,147
3,500	United Technologies Corp.	296,275

		4,391,647

	Air Freight & Logistics — 0.4%
2,700	C.H. Robinson Worldwide, Inc.	200,151
7,070	FedEx Corp.	661,399
5,711	Forward Air Corp.	174,928
33,151	TNT N.V., (Netherlands)	851,221
24,680	United Parcel Service, Inc., Class B	1,834,217

		3,721,916

	Airlines — 0.2%
26,590	Ryanair Holdings plc, (Ireland), ADR	739,202
42,240	Southwest Airlines Co.	533,491
16,170	U.S. Airways Group, Inc. (a)	140,841
5,990	United Continental Holdings, Inc. (a)	137,710

		1,551,244

	Commercial Services & Supplies — 0.4%
12,330	Avery Dennison Corp.	517,367
32,700	Cintas Corp.	989,828
57,800	Downer EDI Ltd., (Australia)	226,358
3,600	Iron Mountain, Inc.	112,428
25,395	Republic Services, Inc.	762,866
43,000	Toppan Printing Co., Ltd., (Japan)	339,248
14,140	Waste Management, Inc.	527,988

		3,476,083

	Construction & Engineering — 0.2%
4,873	Bouygues S.A., (France)	233,915
3,222	Chicago Bridge & Iron Co. N.V., (Netherlands)	131,007
8,000	JGC Corp., (Japan)	186,690
17,980	Quanta Services, Inc. (a)	403,291
13,595	Shaw Group, Inc. (The) (a)	481,399
5,500	URS Corp. (a)	253,275

		1,689,577

	Electrical Equipment — 0.2%
12,260	ABB Ltd., (Switzerland), ADR (a)	296,569
4,000	AMETEK, Inc.	175,480
9,275	Areva S.A., (France)	412,082
2,600	Cooper Industries plc	168,740
2,600	Emerson Electric Co.	151,918
3,732	Franklin Electric Co., Inc.	172,418
16,000	Futaba Corp./Chiba, (Japan)	308,075
1,760	Nexans S.A., (France)	168,231
7,100	Prysmian S.p.A., (Italy)	151,957
975	Schneider Electric S.A., (France)	166,522

		2,171,992

	Industrial Conglomerates — 0.4%
17,400	3M Co.	1,626,900
4,600	General Electric Co.	92,230
3,652	Siemens AG, (Germany)	499,552
24,825	Tyco International Ltd., (Switzerland)	1,111,415

		3,330,097

	Machinery — 0.4%
8,197	AGCO Corp. (a)	450,589
6,836	Colfax Corp. (a)	156,886
3,250	Danaher Corp.	168,675
4,719	ESCO Technologies, Inc.	180,030
1,500	FANUC Corp., (Japan)	226,735
2,180	Flowserve Corp.	280,784
5,100	Illinois Tool Works, Inc.	273,972
11,975	Ingersoll-Rand plc, (Ireland)	578,513
25,000	Japan Steel Works Ltd. (The), (Japan)	195,675
8,200	Kurita Water Industries Ltd., (Japan)	242,408
6,110	Pall Corp.	351,997
1,800	Parker Hannifin Corp.	170,424
1,500	SMC Corp., (Japan)	246,889
2,800	SPX Corp.	222,292
4,674	Terex Corp. (a)	173,125
3,145	Wabtec Corp.	213,325

		4,132,319

	Marine — 0.1%
24,833	Stolt-Nielsen Ltd., (United Kingdom)	619,674

	Professional Services — 0.2%
3,180	Adecco S.A., (Switzerland)	208,753
4,650	Advisory Board Co. (The) (a)	239,475
5,371	Corporate Executive Board Co. (The)	216,827

JPMorgan Access Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2011 (Unaudited)(continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
	Professional Services — Continued
2,300	IHS, Inc., Class A (a)	204,125
7,580	Manpower, Inc.	476,631
6,900	Nielsen Holdings N.V. (a)	188,439
3,900	Randstad Holding N.V., (Netherlands) (a)	217,099

		1,751,349

	Road & Rail — 0.3%
2,220	Canadian National Railway Co., (Canada)	167,099
14,800	East Japan Railway Co., (Japan)	821,829
5,600	Kansas City Southern (a)	304,920
9,580	Norfolk Southern Corp.	663,607
1,000	Union Pacific Corp.	98,330
101	West Japan Railway Co., (Japan)	389,367

		2,445,152

	Trading Companies & Distributors — 0.1%
4,500	Mitsubishi Corp., (Japan)	124,778
23,000	Mitsui & Co., Ltd., (Japan)	411,789

		536,567

	Transportation Infrastructure — 0.0% (g)
36,000	Kamigumi Co., Ltd., (Japan)	307,217

	Total Industrials	30,124,834

Information Technology — 3.2%
	Communications Equipment — 0.5%
2,083	Acme Packet, Inc. (a)	147,810
127,370	Alcatel-Lucent, (France), ADR (a)	740,020
5,466	Blue Coat Systems, Inc. (a)	153,923
48,210	Cisco Systems, Inc.	826,801
11,687	Ixia (a)	185,590
13,210	Juniper Networks, Inc. (a)	555,877
5,513	Meru Networks, Inc. (a)	111,969
5,963	NETGEAR, Inc. (a)	193,440
17,000	QUALCOMM, Inc.	932,109
13,148	Seachange International, Inc. (a)	124,906
35,650	Telefonaktiebolaget LM Ericsson, (Sweden), Class B	458,667

		4,431,112

	Computers & Peripherals — 0.2%
700	Apple, Inc. (a)	243,915
21,690	EMC Corp. (a)	575,870
14,620	Hewlett-Packard Co.	598,980
9,100	Japan Digital Laboratory Co., Ltd., (Japan)	107,497
2,100	NetApp, Inc. (a)	101,178
5,471	Western Digital Corp. (a)	204,014

		1,831,454

	Electronic Equipment, Instruments & Components — 0.3%
4,910	Amphenol Corp., Class A	267,055
15,050	Avnet, Inc. (a)	513,055
2,000	Dolby Laboratories, Inc., Class A (a)	98,420
4,300	FLIR Systems, Inc.	148,823
11,000	Hitachi Ltd., (Japan)	57,261
1,300	Keyence Corp., (Japan)	331,867
3,300	Murata Manufacturing Co., Ltd., (Japan)	238,633
2,400	National Instruments Corp.	78,648
35,800	Premier Farnell plc, (United Kingdom)	155,809
23,700	Sanshin Electronics Co., Ltd., (Japan)	200,454
27,525	TE Connectivity Ltd., (Switzerland)	958,420
2,300	Trimble Navigation Ltd. (a)	116,242

		3,164,687

	Internet Software & Services — 0.2%
4,400	eBay, Inc. (a)	136,576
2,230	Google, Inc., Class A (a)	1,307,248
6,787	RightNow Technologies, Inc. (a)	212,433
2,990	VistaPrint N.V., (Netherlands) (a)	155,181

		1,811,438

	IT Services — 0.9%
23,775	Accenture plc, (Ireland), Class A	1,306,912
4,000	Alliance Data Systems Corp. (a)	343,560
7,600	Amadeus IT Holding S.A., (Spain), Class A (a)	145,071
46,820	Amdocs Ltd., (United Kingdom) (a)	1,350,757
35,565	Automatic Data Processing, Inc.	1,824,840
14,095	Computer Sciences Corp.	686,849
2,600	Genpact Ltd., (Bermuda) (a)	37,648
3,600	Global Payments, Inc.	176,112
2,950	International Business Machines Corp.	481,057
1,600	Lender Processing Services, Inc.	51,504
2,030	MasterCard, Inc., Class A	510,992
8,100	NeuStar, Inc., Class A (a)	207,198
13,975	Redecard S.A., (Brazil)	205,005
2,800	Teradata Corp. (a)	141,960
3,800	TKC, (Japan)	77,450
1,500	VeriFone Systems, Inc. (a)	82,425
9,420	Visa, Inc., Class A	693,500
46,630	Western Union Co. (The)	968,505

		9,291,345

	Office Electronics — 0.0% (g)
3,200	Canon, Inc., (Japan)	137,631

	Semiconductors & Semiconductor Equipment — 0.3%
28,600	Advantest Corp., (Japan)	514,942
3,900	Analog Devices, Inc.	153,582

JPMorgan Access Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2011 (Unaudited)(continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
	Semiconductors & Semiconductor Equipment — Continued
8,942	ASML Holding N.V., (Netherlands) (a)	397,830
5,500	Broadcom Corp., Class A	216,590
4,200	KLA-Tencor Corp.	198,954
6,200	Linear Technology Corp.	208,506
4,300	Maxim Integrated Products, Inc.	110,080
4,600	Microchip Technology, Inc.	174,846
725	Samsung Electronics Co., Ltd., (South Korea), GDR (e)	206,327
20,000	Sumco Corp., (Japan) (a)	402,212
5,500	Tokyo Electron Ltd., (Japan)	303,234
3,100	Varian Semiconductor Equipment Associates, Inc. (a)	150,877

		3,037,980

	Software — 0.8%
17,740	Autodesk, Inc. (a)	782,511
2,100	Autonomy Corp. plc, (United Kingdom) (a)	53,513
3,339	Blackboard, Inc. (a)	121,005
21,155	CA, Inc.	511,528
67,260	Compuware Corp. (a)	776,853
9,264	DemandTec, Inc. (a)	121,914
2,300	MICROS Systems, Inc. (a)	113,689
99,685	Microsoft Corp.	2,528,013
43,898	Misys plc, (United Kingdom) (a)	222,660
7,300	Nintendo Co., Ltd., (Japan), ADR	246,302
8,800	Oracle Corp.	293,656
3,100	Red Hat, Inc. (a)	140,709
5,745	Rosetta Stone, Inc. (a)	75,891
1,800	SAP AG, (Germany)	110,089
14,457	Smith Micro Software, Inc. (a)	135,318
5,100	TIBCO Software, Inc. (a)	138,975
3,700	Trend Micro, Inc., (Japan)	98,537
14,487	VASCO Data Security International, Inc. (a)	198,907
32,659	Websense, Inc. (a)	750,177

		7,420,247

	Total Information Technology	31,125,894

Materials — 1.9%
	Chemicals — 0.6%
1,938	Air Liquide S.A., (France)	257,728
2,200	Air Products & Chemicals, Inc.	198,396
2,500	Airgas, Inc.	166,050
7,800	Ecolab, Inc.	397,956
3,700	Israel Chemicals Ltd., (Israel), ADR	60,495
7,370	Johnson Matthey plc, (United Kingdom)	219,721
991	Linde AG, (Germany)	156,461
25,365	Monsanto Co.	1,832,876
13,145	Nalco Holding Co.	358,990
5,800	Sherwin-Williams Co. (The)	487,142
14,400	Shin-Etsu Chemical Co., Ltd., (Japan)	716,693
1,280	Syngenta AG, (Switzerland)	416,417

		5,268,925

	Construction Materials — 0.2%
22,770	CRH plc, (Ireland)	522,684
7,990	Eagle Materials, Inc.	241,777
1,390	Martin Marietta Materials, Inc.	124,641
165,000	Sumitomo Osaka Cement Co., Ltd., (Japan)	477,207
4,359	Texas Industries, Inc.	197,158
4,420	Vulcan Materials Co.	201,552

		1,765,019

	Containers & Packaging — 0.2%
26,405	Crown Holdings, Inc. (a)	1,018,705
16,370	Owens-Illinois, Inc. (a)	494,210

		1,512,915

	Metals & Mining — 0.9%
6,200	Allegheny Technologies, Inc.	419,864
1,400	Anglo American plc, (United Kingdom)	71,939
7,615	AngloGold Ashanti Ltd., (South Africa), ADR	365,139
36,450	Barrick Gold Corp., (Canada)	1,892,308
4,781	BHP Billiton Ltd., (Australia)	229,476
46,148	Gabriel Resources Ltd., (Canada) (a)	343,671
42,425	Gold Fields Ltd., (South Africa)	740,193
1,000	Inmet Mining Corp., (Canada)	70,294
32,846	Newcrest Mining Ltd., (Australia)	1,353,071
33,000	Newmont Mining Corp.	1,801,140
1,000	Nucor Corp.	46,020
13,008	Polyus Gold OJSC, (Russia), ADR	457,882
6,500	Rio Tinto plc, (United Kingdom)	459,539
3,629	Royal Gold, Inc.	190,160
1,592,200	Simmer & Jack Mines Ltd., (South Africa) (a)	178,872

		8,619,568

	Paper & Forest Products — 0.0% (g)
6,370	Norbord, Inc., (Canada) (a)	98,884

	Total Materials	17,265,311

Telecommunication Services — 0.7%
	Diversified Telecommunication Services — 0.4%
11,972	Cbeyond, Inc. (a)	139,713
19,100	Deutsche Telekom AG, (Germany), ADR	294,522
15,000	Koninklijke KPN N.V., (Netherlands)	255,782

JPMorgan Access Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2011 (Unaudited)(continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
	Diversified Telecommunication Services — Continued
9,175	KT Corp., (South Korea), ADR	179,188
32,800	Nippon Telegraph & Telephone Corp., (Japan)	1,465,011
158,000	Singapore Telecommunications Ltd., (Singapore)	378,311
158	Swisscom AG, (Switzerland)	70,479
9,499	Telecom Egypt, (Egypt)	27,517
18,000	Telekomunikasi Indonesia Tbk PT, (Indonesia), ADR	604,440
18,260	Telenor ASA, (Norway)	300,527
40,350	Telstra Corp. Ltd., (Australia)	117,700
800	TELUS Corp., (Canada)	38,865
2,600	Verizon Communications, Inc.	100,204

		3,972,259

	Wireless Telecommunication Services — 0.3%
1,000	America Movil S.A.B. de C.V., (Mexico), Series L, ADR	58,100
9,300	American Tower Corp., Class A (a)	481,926
8,600	SBA Communications Corp., Class A (a)	341,248
58,820	SK Telecom Co., Ltd., (South Korea), ADR	1,106,404
14,600	Softbank Corp., (Japan)	581,727
37,525	Turkcell Iletisim Hizmet AS, (Turkey), ADR	564,001

		3,133,406

	Total Telecommunication Services	7,105,665

Utilities — 0.7%
	Electric Utilities — 0.5%
46,700	Centrais Eletricas Brasileiras S.A., (Brazil), ADR	903,178
34,834	EDF S.A., (France)	1,443,631
3,100	Edison International	113,429
23,893	Exelon Corp.	985,347
122,200	Federal Hydrogenerating Co., (Russia), ADR (a)	621,676
45,160	Korea Electric Power Corp., (South Korea), ADR	552,758

		4,620,019

	Gas Utilities — 0.1%
82,000	Hong Kong & China Gas Co., Ltd., (Hong Kong)	196,741
21,635	Questar Corp.	377,531

		574,272

	Multi-Utilities — 0.0% (g)
1,600	GDF Suez, (France)	65,251
17,100	National Grid plc, (United Kingdom)	162,674

		227,925

	Water Utilities — 0.1%
23,915	American Water Works Co., Inc.	670,815
3,825	Cia de Saneamento Basico do Estado de Sao Paulo, (Brazil), ADR	224,681

		895,496

	Total Utilities	6,317,712

	Total Common Stocks
	(Cost $175,906,566)	200,363,900

Preferred Stocks — 0.0% (g)
Consumer Staples — 0.0% (g)
	Household Products — 0.0% (g)
6,330	Henkel AG & Co. KGaA, (Germany)	391,805

Industrials — 0.0% (g)
Electrical Equipment — 0.0% (g)
525	Areva S.A., (France) (a)	21,867

Information Technology — 0.0% (g)
	Software — 0.0% (g)
50,170	Misys plc, (United Kingdom), Class B (a) (f) (i)	30,583

	Total Preferred Stocks (Cost $351,299)	444,255

Investment Companies — 71.9%
Alternative Assets — 8.8%
1,874,820	Highbridge Dynamic Commodities Strategy Fund, Select Class Shares (b)	38,396,318
643,000	iShares S&P North American Natural Resources Sector Index Fund	30,124,550
687,711	JPMorgan Realty Income Fund, Institutional Class Shares (b)	6,932,131
424,727	JPMorgan U.S. Real Estate Fund, Select Class Shares (b)	6,982,519

	Total Alternative Assets	82,435,518

Fixed Income — 19.9%
1,435,712	Driehaus Active Income Fund	16,108,692
1,748,527	Eaton Vance Global Macro Absolute Return Fund, Class I	17,817,494
1,572,280	Harbor High-Yield Bond Fund, Institutional Class Shares	17,436,580
3,703,088	JPMorgan Core Plus Bond Fund, Class R6 Shares (b)	30,217,196
4,429,136	JPMorgan High Yield Fund, Class R6 Shares (b)	36,761,826
833,333	JPMorgan Inflation Managed Bond Fund, Select Class Shares (b)	8,658,333

JPMorgan Access Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2011 (Unaudited)(continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Fixed Income — (continued)
2,909,566	JPMorgan International Currency Income Fund, Select Class Shares (b)	33,256,341
2,260,187	JPMorgan Strategic Income Opportunities Fund, Select Class Shares (b)	27,077,040

	Total Fixed Income	187,333,502

International Equity — 13.2%
222,000	iShares MSCI All Country Asia ex Japan Index Fund	13,981,560
319,000	iShares MSCI EAFE Index Fund	19,168,710
1,513,517	JPMorgan International Value Fund, Institutional Class Shares (b)	21,098,422
591,000	Vanguard MSCI Emerging Markets ETF	28,911,720
787,000	Vanguard MSCI European ETF	40,884,650

	Total International Equity	124,045,062

Money Market — 3.5%
33,126,649	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.100% (b) (l)	33,126,649

U.S. Equity — 26.5%
5,659,085	JPMorgan Growth Advantage Fund, Select Class Shares (a) (b)	53,308,584
1,917,913	JPMorgan U.S. Large Cap Core Plus Fund, Select Class Shares (b)	41,292,667
1,075,630	JPMorgan Value Advantage Fund, Institutional Class Shares (b)	20,576,795
671,500	SPDR S&P 500 ETF Trust	88,980,466
542,300	Vanguard Mid-Cap ETF	43,682,265

	Total U.S. Equity	247,840,777

	Total Investment Companies (Cost $635,149,726)	674,781,508

PRINCIPAL AMOUNT($)
Convertible Bond — 0.0% (g)
Information Technology — 0.0% (g)
	Electronic Equipment, Instruments & Components — 0.0% (g)
75,000	L-1 Identity Solutions, Inc., 3.750%, 05/15/27 (Cost $71,483)	74,906

Corporate Bonds — 0.1%
Consumer Discretionary — 0.1%
	Auto Components — 0.0% (g)
200,000	Visteon Corp., 6.750%, 04/15/19 (e)	200,000
	Hotels, Restaurants & Leisure — 0.0% (g)
200,000	Ameristar Casinos, Inc., 7.500%, 04/15/21 (e)	198,250

	Specialty Retail — 0.1%
465,000	Brown Shoe Co., Inc., 8.750%, 05/01/12	467,325

	Total Consumer Discretionary	865,575

	Total Corporate Bonds (Cost $865,574)	865,575

Structured Notes — 6.7%
U.S. Equity — 2.7%
12,000,000	Barclays Bank plc, Return Enhanced Notes, Linked to the S&P 500 Index, maximum return of 20.000%, due 12/30/11 (a)	12,283,200
13,000,000	HSBC USA, Inc., Return Enhanced Notes, Linked to the S&P 500 Index, maximum return of 7.100%, due 06/07/11 (a)	13,145,600

		25,428,800

International Equity — 4.0%
12,200,000	Credit Suisse AG, Return Enhanced Notes, Linked to the EURO STOXX 50 Index, maximum return of 26.000%, due 10/27/11 (a)	12,200,000
12,000,000	Deutsche Bank AG, Enhanced Participation Securities, Linked to the Dow Jones EURO STOXX 50 Index, maximum return of 25.400%, due 08/05/11 (a)	12,088,800
12,500,000	Deutsche Bank AG, Enhanced Participation Securities, Linked to the EURO STOXX 50 Index, maximum return of 18.000%, due 06/22/11 (a)	13,037,500

		37,326,300

	Total Structured Notes (Cost $61,700,000)	62,755,100

	Total Investments — 100.0% (Cost $874,044,648)	939,285,244
	Other Assets in Excess of Liabilities — 0.0% (g)	64,653

	NET ASSETS — 100.0%	$939,349,897

JPMorgan Access Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2011 (Unaudited)(continued)

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	—	American Depositary Receipt
EAFE	—	Europe, Australasia, and Far East
ETF	—	Exchange Traded Fund
FDR	—	Fiduciary Depositary Receipt
GDR	—	Global Depositary Receipt
MSCI	—	Morgan Stanley Capital International
SPDR	—	Standard & Poor’s Depository Receipts

(a)	Non-income producing security.
(b)	Investment in affiliate. Fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(f)	Security is fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The Fund owns fair valued securities with a value of approximately $30,583 which amounts to 0.0% of total investments.
(g)	Amount rounds to less than 0.1%.
(i)	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(l)	The rate shown is the current yield as of March 31, 2011

The value and percentage, based on total investments, of the investments that apply fair valuation policy for the international investments are approximately $49,896,515 and 5.3%, respectively.

As of March 31, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$68,669,291
Aggregate gross unrealized depreciation	(3,428,695)

Net unrealized appreciation/depreciation	$65,240,596

Federal income tax cost of investments	$874,044,648

JPMorgan Access Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2011 (Unaudited)(continued)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by country as presented in the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Consumer Discretionary	15,384,920	4,150,588	—	19,535,508
Consumer Staples	13,582,438	8,313,426	—	21,895,864
Energy	19,083,197	3,080,226	—	22,163,423
Financials	14,103,338	6,638,528	—	20,741,866
Health Care	19,363,808	4,724,015	—	24,087,823
Industrials	21,433,623	8,691,211	—	30,124,834
Information Technology	27,320,100	3,805,794	—	31,125,894
Materials	11,465,310	5,800,001	—	17,265,311
Telecommunication Services	3,908,611	3,197,054	—	7,105,665
Utilities	3,827,739	2,489,973	—	6,317,712

Total Common Stocks	149,473,084	50,890,816	—	200,363,900

Preferred Stocks
Consumer Staples	—	391,805	—	391,805
Industrials	—	21,867	—	21,867
Information Technology	—	—	30,583	30,583

Total Preferred Stocks	—	413,672	30,583	444,255

Debt Securities
Convertible Bonds
Information Technology	—	74,906	—	74,906
Corporate Bonds
Consumer Discretionary	—	865,575	—	865,575

Total Corporate Bonds	—	865,575	—	865,575

Investment Companies	674,781,508	—	—	674,781,508
Structured Notes	—	62,755,100	—	62,755,100

Total Investments in Securities	$824,254,592	$115,000,069	$30,583	$939,285,244

There were no transfers between Levels 1 and 2 during the period ended March 31, 2011.

JPMorgan Access Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2011 (Unaudited)(continued)

The following is a summary of investments for which significant unobservable inputs (Level 3) were used in determining fair value:

	Balance as of 6/30/10	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net amortization (accretion)	Purchases[1]		Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of 3/31/11
Investments in Securities
Preferred Stocks—Information Technology	$—	$—	$30,583	$—	$—	(a)	$—	$—	$—	$30,583

Total	$—	$—	$30,583	$—	$—	(a)	$—	$—	$—	$30,583

1	Purchases include all purchases of securities and securities received in corporate actions.
2	Sales include all sales of securities, maturities, paydowns and securities tendered in a corporate action.

(a)	Security has zero value.

Transfers into, and out of, Level 3 are valued using values as of the beginning of the period.

The change in unrealized appreciation (depreciation) attributable to securities owned at March 31, 2011, which were valued using significant unobservable inputs amounted to $30,583.

JPMorgan Alternative Strategies Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2011 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 3.1%
Energy — 0.1%
	Oil, Gas & Consumable Fuels — 0.1%
34	Copano Energy LLC	1,210
41	Kinder Morgan Management LLC (a)	2,689
76	Linn Energy LLC	2,959
19	NuStar GP Holdings LLC	693

	Total Energy	7,551

Health Care — 0.9%
	Life Sciences Tools & Services — 0.9%
760	Dionex Corp. (a)	89,718

Industrials — 0.8%
	Machinery — 0.8%
890	Bucyrus International, Inc.	81,391

Information Technology — 1.3%
	Electronic Equipment, Instruments &
	Components — 0.9%
8,449	L-1 Identity Solutions, Inc. (a)	99,529

	Software — 0.4%
6,700	Novell, Inc. (a)	39,731

	Total Information Technology	139,260

	Total Common Stocks (Cost $314,473)	317,920

Master Limited Partnerships — 0.6%
Energy — 0.6%
	Oil, Gas & Consumable Fuels — 0.6%
6	Alliance Holdings GP LP	315
9	Alliance Resource Partners LP	733
34	Boardwalk Pipeline Partners LP	1,110
31	Buckeye Partners LP	1,970
11	DCP Midstream Partners LP	446
11	Duncan Energy Partners LP	446
27	El Paso Pipeline Partners LP	978
39	Enbridge Energy Partners LP	2,520
61	Energy Transfer Equity LP	2,745
66	Energy Transfer Partners LP	3,416
257	Enterprise Products Partners LP	11,067
34	Inergy LP	1,363
103	Kinder Morgan Energy Partners LP	7,632
56	Magellan Midstream Partners LP	3,352
37	MarkWest Energy Partners LP	1,793
21	Natural Resource Partners LP	736
27	NuStar Energy LP	1,833
31	ONEOK Partners LP	2,553
6	Penn Virginia Resource Partners LP	166
59	Plains All American Pipeline LP	3,760
49	Regency Energy Partners LP	1,338
10	Spectra Energy Partners LP	329
11	Sunoco Logistics Partners LP	955
30	Targa Resources Partners LP	1,040
16	TC Pipelines LP	832
6	Teekay LNG Partners LP, (Bahamas)	246
16	Western Gas Partners LP	559
29	Williams Partners LP	1,502

	Total Energy	55,735

Utilities — 0.0% (g)
	Gas Utilities — 0.0% (g)
16	Amerigas Partners LP	769
24	Ferrellgas Partners LP	624
17	Suburban Propane Partners LP	959
	Total Utilities	2,352

	Total Master Limited Partnerships (Cost $49,329)	58,087

Investment Companies — 82.8%
Alternative Assets — 59.5%
9,883	Highbridge Dynamic Commodities Strategy Fund, Select Class Shares (a) (b)	202,405
115,869	Highbridge Statistical Market Neutral Fund, Select Class Shares (a) (b)	1,780,903
12,788	JPMorgan Global Natural Resources Fund, Select Class Shares (a) (b)	209,599
182,422	JPMorgan Multi-Cap Market Neutral Fund, Select Class Shares (a) (b)	1,785,914
6,640	JPMorgan Realty Income Fund, Institutional Class Shares (b)	66,931
114,967	JPMorgan Research Market Neutral Fund, Select Class Shares (a) (b)	1,755,542
3,662	ProShares Ultra Gold (a)	260,478

	Total Alternative Assets	6,061,772

Fixed Income — 17.2%
6,494	JPMorgan Credit Opportunities Fund, Select Class Shares (b)	65,916
8,200	JPMorgan Emerging Markets Debt Fund, Select Class Shares (b)	65,844
7,818	JPMorgan High Yield Fund, Select Class Shares (b)	64,969
143,647	JPMorgan Inflation Managed Bond Fund, Select Class Shares (b)	1,492,488
5,437	JPMorgan Strategic Income Opportunities Fund, Select Class Shares (b)	65,132

	Total Fixed Income	1,754,349

International Equity — 3.1%
5,831	PowerShares Emerging Markets Infrastructure Portfolio	314,291

U.S. Equity — 3.0%
14,251	JPMorgan U.S. Large Cap Core Plus Fund, Select Class Shares (b)	306,834

	Total Investment Companies (Cost $8,301,111)	8,437,246

JPMorgan Alternative Strategies Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2011 (Unaudited)(continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
U.S. Treasury Obligations — 7.8%
224,000	U.S. Treasury Bond, 9.875%, 11/15/15	302,120
487,000	U.S. Treasury Note, 0.625%, 07/31/12	488,105

	Total U.S. Treasury Obligations (Cost $790,844)	790,225

SHARES
Short-Term Investment — 5.7%
	Investment Company — 5.7%
584,015	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.100% (b) (l) (m) (Cost $584,015)	584,015

	Total Investments — 100.0% (Cost $10,039,772)	10,187,493
	Other Assets in Excess of Liabilities — 0.0% (g)	1,525

	NET ASSETS — 100.0%	$10,189,018

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	Non-income producing security.
(b)	Investment in affiliate. Fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(g)	Amount rounds to less than 0.1%.
(l)	The rate shown is the current yield as of March 31, 2011.
(m)	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

As of March 31, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$169,256
Aggregate gross unrealized depreciation	(21,535)

Net unrealized appreciation/depreciation	$147,721

Federal income tax cost of investments	$10,039,772

JPMorgan Alternative Strategies Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2011 (Unaudited)(continued)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities #	$9,397,268	$790,225	$—	$10,187,493

# Portfolio holdings designated as Level 1 and Level 2 are disclosed individually in the SOI. Level 2 consists of U.S. Treasury Obligations. Please refer to the SOI for industry specifics of the portfolio holdings.

There were no transfers between Levels 1 and 2 during the period ended March 31, 2011.

JPMorgan Disciplined Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2011 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — 97.2%
	Consumer Discretionary — 11.2%
	Auto Components — 0.6%
99	Johnson Controls, Inc.	4,128

	Automobiles — 0.4%
85	General Motors Co. (a)	2,625

	Diversified Consumer Services — 0.1%
15	Apollo Group, Inc., Class A (a)	626
5	ITT Educational Services, Inc. (a)	339

		965
	Hotels, Restaurants & Leisure — 1.5%
85	Carnival Corp.	3,249
61	McDonald’s Corp.	4,634
21	Royal Caribbean Cruises Ltd. (a)	871
27	Yum! Brands, Inc.	1,377

		10,131
	Household Durables — 0.6%
16	D.R. Horton, Inc.	184
98	Lennar Corp., Class A	1,781
2	NVR, Inc. (a)	1,739
8	Whirlpool Corp.	691

		4,395
	Internet & Catalog Retail — 0.9%
35	Amazon.com, Inc. (a) (m)	6,232

	Leisure Equipment & Products — 0.1%
28	Mattel, Inc.	708

	Media — 2.8%
225	CBS Corp., (Non-Voting) Class B	5,624
29	DIRECTV, Class A (a)	1,353
37	Gannett Co., Inc. (c)	562
123	Time Warner, Inc.	4,384
185	Walt Disney Co. (The)	7,954

		19,877
	Multiline Retail — 1.3%
16	Kohl’s Corp.	870
126	Macy’s, Inc.	3,064
9	Nordstrom, Inc.	422
94	Target Corp.	4,691

		9,047
	Specialty Retail — 2.6%
14	AutoZone, Inc. (a)	3,830
14	Bed Bath & Beyond, Inc. (a)	676
31	GameStop Corp., Class A (a) (c)	702
59	Gap, Inc. (The)	1,344
36	Home Depot, Inc.	1,338
14	Limited Brands, Inc.	460
203	Lowe’s Cos., Inc.	5,363
39	Staples, Inc.	748
51	TJX Cos., Inc.	2,531
28	Urban Outfitters, Inc. (a)	838

		17,830
	Textiles, Apparel & Luxury Goods — 0.3%
13	Coach, Inc.	676
11	V.F. Corp.	1,074

		1,750
	Total Consumer Discretionary	77,688

Consumer Staples — 8.8%
	Beverages — 2.7%
208	Coca-Cola Co. (The)	13,801
24	Coca-Cola Enterprises, Inc.	647
67	PepsiCo, Inc.	4,302

		18,750
	Food & Staples Retailing — 1.2%
99	CVS Caremark Corp.	3,387
36	Kroger Co. (The)	853
30	Safeway, Inc.	709
68	Wal-Mart Stores, Inc.	3,550

		8,499
	Food Products — 1.2%
10	Campbell Soup Co.	331
188	General Mills, Inc.	6,864
19	H.J. Heinz Co.	923
9	Kraft Foods, Inc., Class A	295

		8,413
	Household Products — 2.9%
93	Colgate-Palmolive Co.	7,535
206	Procter & Gamble Co. (The)	12,696

		20,231
	Tobacco — 0.8%
88	Philip Morris International, Inc.	5,749

	Total Consumer Staples	61,642

Energy — 12.6%
	Energy Equipment & Services — 2.5%
57	Baker Hughes, Inc.	4,193
27	Cameron International Corp. (a)	1,530
62	Halliburton Co.	3,095
23	National Oilwell Varco, Inc.	1,855
76	Schlumberger Ltd.	7,069

		17,742
	Oil, Gas & Consumable Fuels — 10.1%
19	Anadarko Petroleum Corp.	1,557
34	Apache Corp.	4,477
140	Chevron Corp.	15,019
1	ConocoPhillips	112
31	Consol Energy, Inc.	1,668
52	Devon Energy Corp.	4,800
19	EOG Resources, Inc.	2,252
297	Exxon Mobil Corp.	24,970
4	Hess Corp.	358
52	Marathon Oil Corp.	2,788
17	Murphy Oil Corp.	1,241
14	Noble Energy, Inc.	1,353
56	Occidental Petroleum Corp.	5,851

JPMorgan Disciplined Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
	Oil, Gas & Consumable Fuels — Continued
31	Valero Energy Corp.	930
91	Williams Cos., Inc. (The)	2,837

		70,213
	Total Energy	87,955

Financials — 15.0%
	Capital Markets — 2.7%
10	Bank of New York Mellon Corp. (The)	284
6	BlackRock, Inc.	1,246
51	Goldman Sachs Group, Inc. (The)	8,098
128	Invesco Ltd.	3,264
10	Janus Capital Group, Inc.	128
86	Morgan Stanley	2,336
71	State Street Corp.	3,173

		18,529
	Commercial Banks — 3.6%
155	Fifth Third Bancorp	2,149
28	PNC Financial Services Group, Inc.	1,757
139	Popular, Inc. (a)	404
165	U.S. Bancorp	4,348
510	Wells Fargo & Co.	16,157

		24,815
	Consumer Finance — 0.7%
65	American Express Co.	2,920
36	Capital One Financial Corp.	1,844

		4,764
	Diversified Financial Services — 3.4%
948	Bank of America Corp.	12,633
2,569	Citigroup, Inc. (a)	11,356

		23,989
	Insurance — 3.0%
57	ACE Ltd., (Switzerland)	3,707
39	Aflac, Inc. (m)	2,059
35	Berkshire Hathaway, Inc., Class B (a)	2,935
11	Everest Re Group Ltd., (Bermuda)	926
23	Hartford Financial Services Group, Inc.	630
22	Lincoln National Corp.	670
160	MetLife, Inc.	7,170
52	Prudential Financial, Inc.	3,184

		21,281
	Real Estate Investment Trusts (REITs) — 1.6%
13	AvalonBay Communities, Inc.	1,573
66	DCT Industrial Trust, Inc.	367
39	Digital Realty Trust, Inc. (c)	2,273
29	DuPont Fabros Technology, Inc. (c)	694
11	Essex Property Trust, Inc.	1,314
47	HCP, Inc.	1,772
151	Host Hotels & Resorts, Inc.	2,666
31	ProLogis	499

		11,158
	Thrifts & Mortgage Finance — 0.0% (g)
20	People’s United Financial, Inc.	257

	Total Financials	104,793

Health Care — 10.7%
	Biotechnology — 1.5%
61	Biogen Idec, Inc. (a)	4,499
68	Celgene Corp. (a)	3,929
19	Dendreon Corp. (a)	700
28	Gilead Sciences, Inc. (a)	1,193

		10,321
	Health Care Equipment & Supplies — 1.8%
90	Baxter International, Inc.	4,850
27	C.R. Bard, Inc.	2,682
96	Covidien plc, (Ireland)	4,986

		12,518
	Health Care Providers & Services — 2.2%
24	DaVita, Inc. (a)	2,018
40	Humana, Inc. (a)	2,784
37	McKesson Corp.	2,909
132	UnitedHealth Group, Inc.	5,953
22	WellPoint, Inc.	1,521

		15,185
	Life Sciences Tools & Services — 0.2%
23	Thermo Fisher Scientific, Inc. (a)	1,255

	Pharmaceuticals — 5.0%
182	Abbott Laboratories (m)	8,922
35	Bristol-Myers Squibb Co.	928
77	Johnson & Johnson	4,544
309	Merck & Co., Inc.	10,184
84	Mylan, Inc. (a)	1,893
418	Pfizer, Inc.	8,496
8	Watson Pharmaceuticals, Inc. (a)	437

		35,404
	Total Health Care	74,683

Industrials — 11.6%
	Aerospace & Defense — 3.1%
14	General Dynamics Corp.	1,041
22	Goodrich Corp.	1,873
102	Honeywell International, Inc.	6,114
2	Huntington Ingalls Industries, Inc. (a)	67
2	L-3 Communications Holdings, Inc.	157
43	Textron, Inc.	1,183
134	United Technologies Corp.	11,352

		21,787

JPMorgan Disciplined Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
	Airlines — 0.2%
91	Southwest Airlines Co.	1,147

	Construction & Engineering — 0.4%
40	Fluor Corp.	2,954

	Electrical Equipment — 0.1%
6	Hubbell, Inc., Class B	391
7	Thomas & Betts Corp. (a)	410

		801
	Industrial Conglomerates — 3.7%
100	3M Co.	9,350
574	General Electric Co.	11,517
105	Tyco International Ltd., (Switzerland)	4,683

		25,550
	Machinery — 1.8%
23	Deere & Co.	2,267
6	Donaldson Co., Inc.	343
9	Dover Corp.	618
10	Joy Global, Inc.	968
8	Kennametal, Inc.	324
25	Manitowoc Co., Inc. (The)	543
105	PACCAR, Inc.	5,507
23	Parker Hannifin Corp.	2,206

		12,776
	Road & Rail — 2.3%
64	CSX Corp.	4,991
84	Norfolk Southern Corp.	5,805
50	Union Pacific Corp.	4,916

		15,712
	Total Industrials	80,727

Information Technology — 16.4%
	Communications Equipment — 1.0%
191	Cisco Systems, Inc.	3,277
6	F5 Networks, Inc. (a)	636
6	Harris Corp.	307
30	Juniper Networks, Inc. (a)	1,250
16	Motorola Mobility Holdings, Inc. (a)	381
25	QUALCOMM, Inc.	1,365

		7,216
	Computers & Peripherals — 5.2%
71	Apple, Inc. (a)	24,810
204	EMC Corp. (a)	5,403
61	NetApp, Inc. (a)	2,934
69	SanDisk Corp. (a)	3,180

		36,327
	Electronic Equipment, Instruments & Components — 0.5%
162	Corning, Inc.	3,338

	Internet Software & Services — 0.9%
52	eBay, Inc. (a)	1,599
8	Google, Inc., Class A (a)	4,748

		6,347
	IT Services — 2.5%
48	Cognizant Technology Solutions Corp., Class A (a)	3,931
81	International Business Machines Corp.	13,209

		17,140
	Semiconductors & Semiconductor Equipment — 2.6%
17	Altera Corp.	757
271	Applied Materials, Inc.	4,240
98	Broadcom Corp., Class A	3,875
20	Lam Research Corp. (a)	1,150
30	Novellus Systems, Inc. (a)	1,114
77	NVIDIA Corp. (a)	1,423
61	Texas Instruments, Inc.	2,115
110	Xilinx, Inc.	3,608

		18,282
	Software — 3.7%
94	Adobe Systems, Inc. (a) (m)	3,120
9	Citrix Systems, Inc. (a)	691
577	Microsoft Corp.	14,630
218	Oracle Corp.	7,275

		25,716
	Total Information Technology	114,366

Materials — 3.9%
	Chemicals — 2.5%
19	Air Products & Chemicals, Inc. (m)	1,704
10	CF Industries Holdings, Inc.	1,340
142	Dow Chemical Co. (The)	5,349
130	E.l. du Pont de Nemours & Co.	7,157
32	Georgia Gulf Corp. (a)	1,177
8	PPG Industries, Inc.	762

		17,489
	Containers & Packaging — 0.1%
28	Ball Corp.	1,007

	Metals & Mining — 1.3%
224	Alcoa, Inc. (m)	3,959
90	Freeport-McMoRan Copper & Gold, Inc.	5,011

		8,970
	Total Materials	27,466

Telecommunication Services — 3.8%
	Diversified Telecommunication Services — 3.2%
243	AT&T, Inc. (m)	7,430
162	Frontier Communications Corp.	1,334
344	Verizon Communications, Inc.	13,262

		22,026

JPMorgan Disciplined Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
	Wireless Telecommunication Services — 0.6%
14	MetroPCS Communications, Inc. (a)	227
847	Sprint Nextel Corp. (a)	3,929

		4,156
	Total Telecommunication Services	26,182

Utilities — 3.2%
	Electric Utilities — 1.4%
87	NextEra Energy, Inc.	4,812
81	Northeast Utilities	2,792
66	NV Energy, Inc.	981
21	Southern Co.	808

		9,393
	Gas Utilities — 0.4%
44	Oneok, Inc.	2,923

	Independent Power Producers & Energy Traders — 0.2%
132	AES Corp. (The) (a) (m)	1,712

	Multi-Utilities — 1.2%
140	CMS Energy Corp.	2,744
83	PG&E Corp.	3,654
25	Sempra Energy	1,353
19	Xcel Energy, Inc.	463

		8,214
	Water Utilities — 0.0% (g)
11	American Water Works Co., Inc.	306

	Total Utilities	22,548

	Total Common Stocks (Cost $568,919)	678,050

PRINCIPAL AMOUNT ($)
U.S. Treasury Obligation — 0.2%
1,065	U.S. Treasury Note, 1.125%, 06/30/11 (k) (Cost $1,067)	1,068

SHARES
Short-Term Investment — 2.0%
	Investment Fund — 2.0%
13,812	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.100% (b) (l) (m) (Cost $13,812)	13,812

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Investments of Cash Collateral for Securities on Loan — 0.5%
	Investment Fund — 0.5%
3,601	JPMorgan Prime Money Market Fund, Capital Shares, 0.130% (b) (l) (m) (Cost $3,601)	3,601

	Total Investments — 99.9%
	(Cost $587,399)	696,531
	Other Assets in Excess of Liabilities — 0.1%	897
	NET ASSETS — 100.0%	$697,428

Percentages indicated are based on net assets.

JPMorgan Disciplined Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2011 (Unaudited)

(Amounts in thousands, except number of contracts)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 03/31/11	UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
258	E-mini S&P 500	06/17/11	$17,041	$180

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(c)	Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.
(g)	Amount rounds to less than 0.1%.
(k)	All or a portion of this security is deposited with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(l)	The rate shown is the current yield as of March 31, 2011.
(m)	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

As of March 31, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$110,574
Aggregate gross unrealized depreciation	(1,442)
Net unrealized appreciation/depreciation	$109,132

Federal income tax cost of investments	$587,399

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

JPMorgan Disciplined Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities#	$695,463	$1,068	$—	$696,531
Appreciation in Other Financial Instruments
Futures Contracts	$180	$—	$—	$180

There were no significant transfers between levels 1 and 2 during the period ended March 31, 2011.

#	Portfolio holdings designated as Level 1 and Level 2 are disclosed individually in the Schedule SOI. Level 2 consists of a U.S. Treasury Note that is held for futures collateral. Please refer to the SOI for industry specifics of the portfolio holdings.

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2011 (Unaudited)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE ($)
Common Stocks — 56.8%
Consumer Discretionary — 6.9%
		Auto Components — 0.5%
22		Bridgestone Corp., (Japan)	468
3		Dana Holding Corp. (a)	47
4		Drew Industries, Inc.	98
12		Gentex Corp.	368
51		Johnson Controls, Inc.	2,133
5		Superior Industries International, Inc.	126
3		TRW Automotive Holdings Corp. (a)	154

			3,394

		Automobiles — 0.7%
13		Daimler AG, (Germany) (a)	939
23		Ford Motor Co. (a)	349
32		General Motors Co. (a)	999
17		Harley-Davidson, Inc.	710
3		Hyundai Motor Co., (South Korea)	462
3		Kia Motors Corp., (South Korea)	214
103		Nissan Motor Co., Ltd., (Japan)	913
9		Winnebago Industries, Inc. (a)	113

			4,699

		Distributors — 0.1%
8		Genuine Parts Co.	424

		Diversified Consumer Services — 0.2%
9		American Public Education, Inc. (a)	352
1		Apollo Group, Inc., Class A (a)	31
–	(h)	ITT Educational Services, Inc. (a)	17
1		New Oriental Education & Technology Group, (China), ADR (a)	110
10		Sotheby’s	510
3		Weight Watchers International, Inc.	189

			1,209

		Hotels, Restaurants & Leisure — 1.1%
1		Biglari Holdings, Inc. (a)	254
8		BJ’s Restaurants, Inc. (a)	311
4		Bravo Brio Restaurant Group, Inc. (a)	67
27		Carnival Corp.	1,034
12		Cheesecake Factory, Inc. (The) (a)	367
7		Darden Restaurants, Inc.	342
–	(h)	DineEquity, Inc. (a)	22
11		Gaylord Entertainment Co. (a)	383
211		Genting Singapore plc, (Singapore) (a)	343
54		Intercontinental Hotels Group plc, (United Kingdom)	1,097
15		International Game Technology	235
9		Kangwon Land, Inc., (South Korea)	216
3		McDonald’s Corp.	229
15		Monarch Casino & Resort, Inc. (a)	156
1		O’Charley’s, Inc. (a)	4
3		Red Robin Gourmet Burgers, Inc. (a)	92
1		Royal Caribbean Cruises Ltd. (a)	43
3		Ruby Tuesday, Inc. (a)	43
14		Sodexo, (France)	1,013
2		Starwood Hotels & Resorts Worldwide, Inc.	133
6		Wyndham Worldwide Corp.	201
13		Yum! Brands, Inc.	663

			7,248

		Household Durables — 0.4%
11		American Greetings Corp., Class A	267
38		Arcelik A.S., (Turkey)	174
3		Blyth, Inc.	94
1		CSS Industries, Inc.	19
1		D.R. Horton, Inc.	9
9		Fortune Brands, Inc.	563
40		Furniture Brands International, Inc. (a)	180
8		Harman International Industries, Inc.	389
3		Helen of Troy Ltd., (Bermuda) (a)	91
9		Leggett & Platt, Inc.	225
14		Lennar Corp., Class A	247
8		Lifetime Brands, Inc. (a)	120
–	(h)	NVR, Inc. (a)	337
3		Standard Pacific Corp. (a)	11
2		Whirlpool Corp.	154

			2,880

		Internet & Catalog Retail — 0.4%
14		Amazon.com, Inc. (a)	2,464
14		Expedia, Inc.	317

			2,781

		Leisure Equipment & Products — 0.1%
6		Arctic Cat, Inc. (a)	100
18		JAKKS Pacific, Inc. (a)	350
1		Mattel, Inc.	35

			485

		Media — 1.6%
12		AH Belo Corp., Class A (a)	97
16		Belo Corp., Class A (a)	144
5		Cablevision Systems Corp., Class A	173
33		CBS Corp., Class B	831
20		CKX, Inc. (a)	82
10		Clear Channel Outdoor Holdings, Inc., Class A (a)	150
24		Comcast Corp., Class A	598
3		Dex One Corp. (a)	16
1		DIRECTV, Class A (a)	67
9		DISH Network Corp., Class A (a)	212
19		Entercom Communications Corp., Class A (a)	209
44		Gannett Co., Inc.	676
6		Journal Communications, Inc., Class A (a)	33
13		Lamar Advertising Co., Class A (a)	484
4		Lee Enterprises, Inc. (a)	9
22		LIN TV Corp., Class A (a)	133

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE ($)
		Media— Continued
9		McClatchy Co. (The), Class A (a)	32
11		Radio One, Inc., Class D (a)	22
3		Scholastic Corp.	76
9		Scripps Networks Interactive, Inc., Class A	441
21		Sinclair Broadcast Group, Inc., Class A	258
163		Sirius XM Radio, Inc. (a)	271
2		Time Warner Cable, Inc.	143
89		Time Warner, Inc.	3,179
11		Viacom, Inc., Class B	512
40		Walt Disney Co. (The)	1,715
–	(h)	Washington Post Co. (The), Class B	131

			10,694

		Multiline Retail — 0.5%
2		Bon-Ton Stores, Inc. (The) (a)	29
10		Dillard’s, Inc., Class A	417
5		Kohl’s Corp.	249
14		Macy’s, Inc.	334
–	(h)	Nordstrom, Inc.	21
5		PPR, (France)	833
15		Retail Ventures, Inc. (a)	264
8		Sears Holdings Corp. (a)	620
10		Target Corp.	517

			3,284

		Specialty Retail — 1.0%
4		AutoZone, Inc. (a)	1,125
11		Bed Bath & Beyond, Inc. (a)	550
3		Cache, Inc. (a)	15
3		Collective Brands, Inc. (a)	60
10		Conn’s, Inc. (a)	43
14		Dick’s Sporting Goods, Inc. (a)	540
18		Finish Line, Inc. (The), Class A	347
2		GameStop Corp., Class A (a)	34
43		Gap, Inc. (The)	971
25		Home Depot, Inc.	909
6		Limited Brands, Inc.	187
21		Lowe’s Cos., Inc.	546
3		Midas, Inc. (a)	24
26		Mr Price Group Ltd., (South Africa)	235
18		OfficeMax, Inc. (a)	235
–	(h)	Rent-A-Center, Inc.	14
5		Signet Jewelers Ltd., (Bermuda) (a)	207
22		Staples, Inc.	431
9		TJX Cos., Inc.	464
1		Urban Outfitters, Inc. (a)	42

			6,979

		Textiles, Apparel & Luxury Goods — 0.3%
11		Cie Financiere Richemont S.A., (Switzerland), Class A	613
9		Coach, Inc.	454
2		Deckers Outdoor Corp. (a)	172
28		Liz Claiborne, Inc. (a)	150
3		Movado Group, Inc. (a)	36
3		Oxford Industries, Inc.	116
5		Perry Ellis International, Inc. (a)	135
5		Timberland Co. (The), Class A (a)	215
5		Unifi, Inc. (a)	80
1		V.F. Corp.	54

			2,025

		Total Consumer Discretionary	46,102

Consumer Staples — 3.8%
		Beverages — 0.7%
35		Coca-Cola Co. (The)	2,297
1		Coca-Cola Enterprises, Inc.	32
5		Constellation Brands, Inc., Class A (a)	110
5		Diageo plc, (United Kingdom), ADR	343
17		MGP Ingredients, Inc.	149
3		Molson Coors Brewing Co., Class B	145
2		National Beverage Corp.	32
11		PepsiCo, Inc.	692
10		Pernod-Ricard S.A., (France)	959

			4,759

		Food & Staples Retailing — 0.6%
–	(h)	Arden Group, Inc., Class A	15
15		CVS Caremark Corp.	529
1		Fresh Market, Inc. (The) (a)	30
17		Kroger Co. (The)	418
–	(h)	Nash Finch Co.	4
2		Pantry, Inc. (The) (a)	25
31		Pick n Pay Stores Ltd., (South Africa)	211
24		Rite Aid Corp. (a)	25
1		Safeway, Inc.	35
24		Shoprite Holdings Ltd., (South Africa)	363
19		Sysco Corp.	532
18		Walgreen Co.	727
17		Wal-Mart Stores, Inc.	907

			3,821

		Food Products — 0.6%
4		B&G Foods, Inc.	71
6		Campbell Soup Co.	195
258		Chaoda Modern Agriculture Holdings Ltd., (Hong Kong)	160
291		Charoen Pokphand Foods PCL, (Thailand), NVDR	248
4		Dole Food Co., Inc. (a)	57
–	(h)	Fresh Del Monte Produce, Inc.	3
23		General Mills, Inc.	845
1		H.J. Heinz Co.	45
8		JM Smucker Co. (The)	585
–	(h)	Kraft Foods, Inc., Class A	15
8		Smithfield Foods, Inc. (a)	183
9		Tyson Foods, Inc., Class A	171
52		Unilever N.V. CVA, (Netherlands)	1,633

			4,211

		Household Products — 0.9%
9		Central Garden & Pet Co., Class A (a)	84

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE ($)
		Household Products — Continued
12		Colgate-Palmolive Co.	1,001
3		Energizer Holdings, Inc. (a)	192
5		Kimberly-Clark Corp.	356
51		Procter & Gamble Co. (The)	3,156
18		Reckitt Benckiser Group plc, (United Kingdom)	948

			5,737

		Personal Products — 0.4%
86		Hengan International Group Co., Ltd., (China)	634
4		Herbalife Ltd., (Cayman Islands)	317
9		Inter Parfums, Inc.	163
7		L’Oreal S.A., (France)	859
8		Natura Cosmeticos S.A., (Brazil)	220
6		Prestige Brands Holdings, Inc. (a)	73
14		Shiseido Co., Ltd., (Japan)	248

			2,514

		Tobacco — 0.6%
36		British American Tobacco plc, (United Kingdom)	1,429
–	(h)	Japan Tobacco, Inc., (Japan)	896
3		Lorillard, Inc.	304
20		Philip Morris International, Inc.	1,291
29		Souza Cruz S.A., (Brazil)	297

			4,217

		Total Consumer Staples	25,259

Energy — 6.8%
		Energy Equipment & Services — 1.0%
12		Baker Hughes, Inc.	894
44		Cal Dive International, Inc. (a)	307
14		Cameron International Corp. (a)	817
3		Complete Production Services, Inc. (a)	80
2		Dresser-Rand Group, Inc. (a)	91
2		Ensco plc, (United Kingdom), ADR	133
3		Global Geophysical Services, Inc. (a)	42
1		Gulf Island Fabrication, Inc.	29
8		Halliburton Co.	388
6		Hercules Offshore, Inc. (a)	42
3		ION Geophysical Corp. (a)	41
12		Key Energy Services, Inc. (a)	188
14		National Oilwell Varco, Inc.	1,085
2		Patterson-UTI Energy, Inc.	50
4		Pioneer Drilling Co. (a)	57
4		Rowan Cos., Inc. (a)	172
27		Schlumberger Ltd.	2,551

			6,967

		Oil, Gas & Consumable Fuels — 5.8%
6		Anadarko Petroleum Corp.	527
15		Apache Corp.	1,972
9		Banpu PCL, (Thailand), NVDR	237
54		BG Group plc, (United Kingdom)	1,343
152		BP plc, (United Kingdom)	1,114
57		Cairn Energy plc, (United Kingdom) (a)	423
37		Chevron Corp.	3,953
–	(h)	Clayton Williams Energy, Inc. (a)	32
7		Cloud Peak Energy, Inc. (a)	153
224		CNOOC Ltd., (Hong Kong)	566
8		Concho Resources, Inc. (a)	889
11		ConocoPhillips	867
2		Consol Energy, Inc.	81
25		Devon Energy Corp.	2,336
30		Dragon Oil plc, (United Arab Emirates) (a)	284
19		El Paso Corp.	337
12		Energy Partners Ltd. (a)	220
10		Energy Transfer Equity LP	450
11		EOG Resources, Inc.	1,260
84		Exxon Mobil Corp.	7,040
11		Forest Oil Corp. (a)	419
2		Frontline Ltd., (Bermuda)	37
–	(h)	Gevo, Inc. (a)	6
3		Hess Corp.	285
129		JX Holdings, Inc., (Japan)	869
12		KazMunaiGas Exploration Production, (Kazakhstan), GDR	259
3		Kinder Morgan Management LLC (a)	184
2		Kinder Morgan, Inc. (a)	62
7		Lukoil OAO, (Russia), ADR	530
6		Marathon Oil Corp.	346
3		McMoRan Exploration Co. (a)	55
1		Murphy Oil Corp.	61
1		Noble Energy, Inc.	140
11		NuStar GP Holdings LLC	408
22		Occidental Petroleum Corp.	2,348
26		OGX Petroleo e Gas Participacoes S.A., (Brazil) (a)	316
354		PetroChina Co., Ltd., (China), Class H	538
8		Petroleo Brasileiro S.A., (Brazil), ADR	311
13		Petroquest Energy, Inc. (a)	119
34		PTT PCL, (Thailand)	389
79		Royal Dutch Shell plc, (Netherlands), Class A	2,881
5		Stone Energy Corp. (a)	157
3		Swift Energy Co. (a)	124
1		Targa Resources Corp.	33
10		Tatneft, (Russia), ADR	424
24		Teekay Corp., (Canada)	890
25		Tullow Oil plc, (United Kingdom)	591
10		Tupras Turkiye Petrol Rafinerileri A.S., (Turkey)	285
16		VAALCO Energy, Inc. (a)	123
23		Valero Energy Corp.	675
2		W&T Offshore, Inc.	36
12		Williams Cos., Inc. (The)	368
2		World Fuel Services Corp.	69

			38,422

		Total Energy	45,389

Financials — 10.5%
		Capital Markets — 1.4%

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE ($)
		Capital Markets — Continued
2		Affiliated Managers Group, Inc. (a)	186
15		Ameriprise Financial, Inc.	922
–	(h)	Bank of New York Mellon Corp. (The)	14
–	(h)	BlackRock, Inc.	62
19		Charles Schwab Corp. (The)	337
25		Credit Suisse Group AG, (Switzerland)	1,042
2		Federated Investors, Inc., Class B	56
2		Gladstone Capital Corp.	18
17		Goldman Sachs Group, Inc. (The)	2,656
16		Invesco Ltd.	416
1		Janus Capital Group, Inc.	10
10		Lazard Ltd., (Bermuda), Class A	428
176		Man Group plc, (United Kingdom)	694
21		Morgan Stanley	575
2		NGP Capital Resources Co.	22
2		Oppenheimer Holdings, Inc., Class A	50
1		Piper Jaffray Cos. (a)	42
5		Pzena Investment Management, Inc., Class A	38
11		State Street Corp.	475
7		T. Rowe Price Group, Inc.	491
6		TD AMERITRADE Holding Corp.	128
8		W.P. Carey & Co. LLC	271

			8,933

		Commercial Banks — 3.5%
2		1st Source Corp.	34
4		BancFirst Corp.	179
65		Banco Bilbao Vizcaya Argentaria S.A., (Spain)	783
16		Banco do Brasil S.A., (Brazil)	294
849		Bank of China Ltd., (China), Class H	472
243		Barclays plc, (United Kingdom)	1,089
13		BB&T Corp.	363
17		BNP Paribas, (France)	1,237
4		Cathay General Bancorp	65
404		China Merchants Bank Co., Ltd., (China), Class H	1,116
4		City Holding Co.	156
59		DnB NOR ASA, (Norway)	908
9		Erste Group Bank AG, (Austria)	465
23		Fifth Third Bancorp	316
4		Financial Institutions, Inc.	67
–	(h)	First Bancorp (a)	1
27		First Commonwealth Financial Corp.	187
6		First Financial Bancorp	100
2		First Interstate Bancsystem, Inc.	22
1		First Merchants Corp.	10
6		FNB Corp.	67
60		Grupo Financiero Banorte S.A.B. de C.V., (Mexico), Class O	281
8		Hana Financial Group, Inc., (South Korea)	354
2		HDFC Bank Ltd., (India), ADR	323
2		Heartland Financial USA, Inc.	29
41		HSBC Holdings plc, (United Kingdom)	423
34		Huntington Bancshares, Inc.	227
82		Kasikornbank PCL, (Thailand), NVDR	343
17		KBC Groep N.V., (Belgium) (a)	622
724		Lloyds Banking Group plc, (United Kingdom) (a)	672
5		M&T Bank Corp.	398
3		Nara Bancorp, Inc. (a)	31
7		Oriental Financial Group, Inc.	89
10		PNC Financial Services Group, Inc.	616
7		Popular, Inc. (a)	20
20		Regions Financial Corp.	147
2		Sierra Bancorp	22
4		Simmons First National Corp., Class A	114
11		Southwest Bancorp, Inc. (a)	153
38		Standard Chartered plc, (United Kingdom)	994
6		Suffolk Bancorp	120
25		Sumitomo Mitsui Financial Group, Inc., (Japan)	778
20		SunTrust Banks, Inc.	580
6		Susquehanna Bancshares, Inc.	57
2		SVB Financial Group (a)	128
10		TCF Financial Corp.	155
25		Turkiye Halk Bankasi A.S., (Turkey)	194
80		Turkiye Is Bankasi, (Turkey), Class C	254
56		U.S. Bancorp	1,482
1		UMB Financial Corp.	49
289		UniCredit S.p.A., (Italy)	712
161		Wells Fargo & Co.	5,103
3		West Bancorp, Inc.	22
2		Zions Bancorp	42

			23,465

		Consumer Finance — 0.5%
5		Advance America Cash Advance Centers, Inc.	24
23		American Express Co.	1,028
25		Capital One Financial Corp.	1,302
126		Compartamos S.A.B. de C.V., (Mexico) (a)	227
1		CompuCredit Holdings Corp. (a)	4
2		Credit Acceptance Corp. (a)	121
12		Dollar Financial Corp. (a)	254
3		Imperial Holdings, Inc. (a)	30
–	(h)	Netspend Holdings, Inc. (a)	1
4		World Acceptance Corp. (a)	241

			3,232

		Diversified Financial Services — 1.3%
54		African Bank Investments Ltd., (South Africa)	304
230		Bank of America Corp.	3,061
729		Citigroup, Inc. (a)	3,224

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE ($)
		Diversified Financial Services — Continued
2		CME Group, Inc.	690
99		ING Groep N.V. CVA, (Netherlands) (a)	1,254
5		Marlin Business Services Corp. (a)	64
5		PHH Corp. (a)	102
1		Portfolio Recovery Associates, Inc. (a)	85

			8,784

		Insurance — 2.4%
19		ACE Ltd., (Switzerland)	1,197
7		Aflac, Inc.	359
6		Allianz SE, (Germany)	874
13		American Equity Investment Life Holding Co.	167
14		AON Corp.	744
1		Argo Group International Holdings Ltd., (Bermuda)	22
1		Aspen Insurance Holdings Ltd., (Bermuda)	19
2		Axis Capital Holdings Ltd., (Bermuda)	52
–	(h)	Berkshire Hathaway, Inc., Class A (a)	251
6		Berkshire Hathaway, Inc., Class B (a)	505
6		Cincinnati Financial Corp.	184
18		CNO Financial Group, Inc. (a)	133
–	(h)	Dai-ichi Life Insurance Co., Ltd. (The), (Japan)	567
1		Delphi Financial Group, Inc., Class A	37
4		Endurance Specialty Holdings Ltd., (Bermuda)	205
1		Everest Re Group Ltd., (Bermuda)	92
14		Fortegra Financial Corp. (a)	164
18		Genworth Financial, Inc., Class A (a)	236
3		Harleysville Group, Inc.	113
4		Hartford Financial Services Group, Inc.	104
8		Lincoln National Corp.	234
33		Loews Corp.	1,409
3		Meadowbrook Insurance Group, Inc.	33
43		MetLife, Inc.	1,938
2		Navigators Group, Inc. (The) (a)	82
14		Old Republic International Corp.	183
8		OneBeacon Insurance Group Ltd., Class A	101
5		Platinum Underwriters Holdings Ltd., (Bermuda)	171
8		ProAssurance Corp. (a)	488
7		Protective Life Corp.	173
29		Prudential Financial, Inc.	1,785
66		Prudential plc, (United Kingdom)	745
5		RenaissanceRe Holdings Ltd., (Bermuda)	320
83		Sanlam Ltd., (South Africa)	337
18		Sul America S.A., (Brazil)	229
9		Transatlantic Holdings, Inc.	423
17		W.R. Berkley Corp.	535
11		XL Group plc, (Ireland)	279
2		Zurich Financial Services AG, (Switzerland)	668

			16,158

		Real Estate Investment Trusts (REITs) — 0.8%
9		Agree Realty Corp.	202
6		American Assets Trust, Inc.	125
–	(h)	American Capital Agency Corp.	6
33		Annaly Capital Management, Inc.	579
12		Anworth Mortgage Asset Corp.	88
7		Ashford Hospitality Trust, Inc.	74
–	(h)	Associated Estates Realty Corp.	6
1		AvalonBay Communities, Inc.	78
2		BioMed Realty Trust, Inc.	32
2		Capstead Mortgage Corp.	23
4		CBL & Associates Properties, Inc.	75
1		Colonial Properties Trust	19
26		Cousins Properties, Inc.	213
17		CreXus Investment Corp.	198
13		DCT Industrial Trust, Inc.	74
5		DiamondRock Hospitality Co.	57
4		Digital Realty Trust, Inc.	217
1		DuPont Fabros Technology, Inc.	34
2		EastGroup Properties, Inc.	75
5		Education Realty Trust, Inc.	36
–	(h)	Equity Lifestyle Properties, Inc.	23
1		Essex Property Trust, Inc.	64
14		Excel Trust, Inc.	159
9		FelCor Lodging Trust, Inc. (a)	57
7		Getty Realty Corp.	167
8		HCP, Inc.	293
3		Health Care REIT, Inc.	163
2		Home Properties, Inc.	100
4		Hospitality Properties Trust	102
8		Host Hotels & Resorts, Inc.	132
12		Lexington Realty Trust	117
7		LTC Properties, Inc.	210
14		MFA Financial, Inc.	112
–	(h)	Mid-America Apartment Communities, Inc.	19
20		MPG Office Trust, Inc. (a)	75
4		National Health Investors, Inc.	211
2		Pebblebrook Hotel Trust	47
6		Pennsylvania Real Estate Investment Trust	81
2		ProLogis	25
2		PS Business Parks, Inc.	98
9		Ramco-Gershenson Properties Trust	110
6		Regency Centers Corp.	258
3		Saul Centers, Inc.	129
2		Simon Property Group, Inc.	172
15		Strategic Hotels & Resorts, Inc. (a)	94
13		Sunstone Hotel Investors, Inc. (a)	135
1		Taubman Centers, Inc.	70

			5,434

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE ($)
		Real Estate Management & Development — 0.5%
14		Brookfield Asset Management, Inc., (Canada), Class A	438
306		China Overseas Land & Investment Ltd., (Hong Kong)	622
250		China Resources Land Ltd., (Hong Kong)	468
99		Hang Lung Properties Ltd., (Hong Kong)	434
240		Soho China Ltd., (China)	206
53		Sun Hung Kai Properties Ltd., (Hong Kong)	839

			3,007

		Thrifts & Mortgage Finance — 0.1%
3		Astoria Financial Corp.	40
7		Capitol Federal Financial, Inc.	80
6		MGIC Investment Corp. (a)	53
3		OceanFirst Financial Corp.	42
5		Ocwen Financial Corp. (a)	56
23		People’s United Financial, Inc.	295
3		Radian Group, Inc.	19

			585

		Total Financials	69,598

Health Care — 5.5%
		Biotechnology — 0.8%
3		Acorda Therapeutics, Inc. (a)	72
3		Affymax, Inc. (a)	15
3		Alexion Pharmaceuticals, Inc. (a)	304
6		Amgen, Inc. (a)	307
7		Anadys Pharmaceuticals, Inc. (a)	8
2		Ardea Biosciences, Inc. (a)	69
13		Ariad Pharmaceuticals, Inc. (a)	96
7		ArQule, Inc. (a)	52
5		BioCryst Pharmaceuticals, Inc. (a)	18
22		Biogen Idec, Inc. (a)	1,621
4		BioMimetic Therapeutics, Inc. (a)	51
22		Celgene Corp. (a)	1,246
7		Chelsea Therapeutics International Ltd. (a)	26
6		Cytokinetics, Inc. (a)	9
8		Dendreon Corp. (a)	312
17		Dynavax Technologies Corp. (a)	47
1		Gilead Sciences, Inc. (a)	59
4		Immunomedics, Inc. (a)	14
8		Incyte Corp., Ltd. (a)	119
12		Intercell AG, (Austria) (a)	155
3		Ironwood Pharmaceuticals, Inc. (a)	36
5		Medivation, Inc. (a)	89
6		Momenta Pharmaceuticals, Inc. (a)	89
2		Onyx Pharmaceuticals, Inc. (a)	56
1		Pharmasset, Inc. (a)	110
8		Savient Pharmaceuticals, Inc. (a)	85
4		Seattle Genetics, Inc. (a)	62
2		Theravance, Inc. (a)	44

			5,171

		Health Care Equipment & Supplies — 0.6%
5		American Medical Systems Holdings, Inc. (a)	106
6		Baxter International, Inc.	335
4		Becton, Dickinson & Co.	334
1		C.R. Bard, Inc.	133
3		Cooper Cos., Inc. (The)	188
20		Covidien plc, (Ireland)	1,027
2		GenMark Diagnostics, Inc. (a)	6
15		Greatbatch, Inc. (a)	408
4		Immucor, Inc. (a)	87
6		Invacare Corp.	196
4		Kinetic Concepts, Inc. (a)	190
1		Medtronic, Inc.	51
10		Sirona Dental Systems, Inc. (a)	512
2		Teleflex, Inc.	122
14		Thoratec Corp. (a)	366

			4,061

		Health Care Providers & Services — 1.4%
–	(h)	Aetna, Inc.	11
6		Alliance HealthCare Services, Inc. (a)	28
2		American Dental Partners, Inc. (a)	30
3		AMERIGROUP Corp. (a)	199
11		AmerisourceBergen Corp.	451
19		Cardinal Health, Inc.	769
25		Cross Country Healthcare, Inc. (a)	197
7		DaVita, Inc. (a)	603
17		Emeritus Corp. (a)	436
1		ePocrates, Inc. (a)	20
7		Healthspring, Inc. (a)	260
10		Humana, Inc. (a)	681
30		Lincare Holdings, Inc.	896
5		Magellan Health Services, Inc. (a)	231
4		McKesson Corp.	305
3		Medco Health Solutions, Inc. (a)	177
9		National Healthcare Corp.	432
–	(h)	PDI, Inc. (a)	3
21		PharMerica Corp. (a)	245
4		Providence Service Corp. (The) (a)	66
9		Sunrise Senior Living, Inc. (a)	107
3		Triple-S Management Corp., Class B (a)	68
52		UnitedHealth Group, Inc.	2,333
4		Universal Health Services, Inc., Class B	188
4		WellPoint, Inc.	297

			9,033

		Health Care Technology — 0.0% (g)
5		MedQuist, Inc.	53
8		Omnicell, Inc. (a)	127

			180

		Life Sciences Tools & Services — 0.2%
10		Affymetrix, Inc. (a)	54
17		Agilent Technologies, Inc. (a)	758
1		Mettler-Toledo International, Inc. (a)	189
2		Pacific Biosciences of California,Inc. (a)	22

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE ($)
		Life Sciences Tools & Services — Continued
8		Thermo Fisher Scientific, Inc. (a)	447

			1,470

		Pharmaceuticals — 2.5%
42		Abbott Laboratories	2,052
3		Acura Pharmaceuticals, Inc. (a)	8
19		Bayer AG, (Germany)	1,477
15		Bristol-Myers Squibb Co.	402
6		Cadence Pharmaceuticals, Inc. (a)	59
3		Cardiome Pharma Corp., (Canada) (a)	12
5		Endo Pharmaceuticals Holdings,Inc. (a)	172
51		GlaxoSmithKline plc, (United Kingdom)	967
18		Johnson & Johnson	1,048
87		Merck & Co., Inc.	2,865
4		Mylan, Inc. (a)	94
1		Optimer Pharmaceuticals, Inc. (a)	8
172		Pfizer, Inc.	3,489
20		Sanofi-Aventis S.A., (France)	1,367
27		Shire plc, (Ireland)	795
18		Teva Pharmaceutical Industries Ltd., (Israel), ADR	890
19		Valeant Pharmaceuticals International, Inc., (Canada)	926
6		ViroPharma, Inc. (a)	109
7		Warner Chilcott plc, (Ireland), Class A	163
–	(h)	Watson Pharmaceuticals, Inc. (a)	22
7		XenoPort, Inc. (a)	43

			16,968

		Total Health Care	36,883

Industrials — 6.5%
		Aerospace & Defense — 0.9%
3		Alliant Techsystems, Inc.	240
6		Cubic Corp.	339
13		GenCorp, Inc. (a)	78
5		General Dynamics Corp.	419
5		Goodrich Corp.	469
5		HEICO Corp.	341
35		Honeywell International, Inc.	2,075
–	(h)	Huntington Ingalls Industries, Inc. (a)	3
–	(h)	L-3 Communications Holdings, Inc.	8
2		Textron, Inc.	59
26		United Technologies Corp.	2,159

			6,190

		Air Freight & Logistics — 0.0% (g)
2		Hub Group, Inc., Class A (a)	54
6		Pacer International, Inc. (a)	33
2		United Parcel Service, Inc., Class B	179

			266

		Airlines — 0.2%
3		Alaska Air Group, Inc. (a)	178
34		Delta Air Lines, Inc. (a)	334
19		Hawaiian Holdings, Inc. (a)	117
2		Republic Airways Holdings, Inc. (a)	11
5		Southwest Airlines Co.	57
55		Turk Hava Yollari, (Turkey) (a)	152
10		United Continental Holdings, Inc. (a)	230

			1,079

		Building Products — 0.2%
17		Daikin Industries Ltd., (Japan)	514
10		Gibraltar Industries, Inc. (a)	115
7		Insteel Industries, Inc.	95
241		Nippon Sheet Glass Co., Ltd., (Japan)	696
4		Quanex Building Products Corp.	83

			1,503

		Commercial Services & Supplies — 0.2%
14		ACCO Brands Corp. (a)	137
7		American Reprographics Co. (a)	77
–	(h)	Consolidated Graphics, Inc. (a)	11
5		Deluxe Corp.	130
2		G&K Services, Inc., Class A	57
13		Knoll, Inc.	262
3		Metalico, Inc. (a)	18
8		R.R. Donnelley & Sons Co.	142
8		Republic Services, Inc.	240
1		Standard Parking Corp. (a)	23
2		Steelcase, Inc., Class A	18

			1,115

		Construction & Engineering — 0.3%
39		Aveng Ltd., (South Africa)	205
142		China Railway Construction Corp., Ltd., (China), Class H	148
10		EMCOR Group, Inc. (a)	297
10		Fluor Corp.	758
3		GS Engineering & Construction Corp., (South Korea)	293
5		KBR, Inc.	185
2		Samsung Engineering Co., Ltd., (South Korea)	286

			2,172

		Electrical Equipment — 0.6%
2		Acuity Brands, Inc.	135
9		EnerSys (a)	350
–	(h)	Hubbell, Inc., Class B	19
3		LS Industrial Systems Co., Ltd., (South Korea)	184
126		Mitsubishi Electric Corp., (Japan)	1,483
4		Rockwell Automation, Inc.	425
9		Schneider Electric S.A., (France)	1,463
–	(h)	Thomas & Betts Corp. (a)	20

			4,079

		Industrial Conglomerates — 1.6%
18		3M Co.	1,683
17		Carlisle Cos., Inc.	771
46		Cookson Group plc, (United Kingdom) (a)	510
59		General Electric Co.	1,178

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE ($)
		Industrial Conglomerates — Continued
49		Hutchison Whampoa Ltd., (Hong Kong)	580
5		Jardine Matheson Holdings Ltd., (Hong Kong)	214
44		KOC Holding A.S., (Turkey)	205
39		Koninklijke Philips Electronics N.V., (Netherlands) (a)	1,264
4		LG Corp., (South Korea)	276
36		Ruukki Group OYJ, (Finland) (a)	92
13		Siemens AG, (Germany)	1,831
2		SK Holdings Co., Ltd., (South Korea)	315
3		Standex International Corp.	121
4		Tredegar Corp.	91
28		Tyco International Ltd., (Switzerland)	1,267

			10,398

		Machinery — 1.1%
1		Cascade Corp.	58
12		Cummins, Inc.	1,270
7		Deere & Co.	723
–	(h)	Donaldson Co., Inc.	17
–	(h)	Dover Corp.	30
9		Illinois Tool Works, Inc.	478
2		Joy Global, Inc.	156
–	(h)	Kennametal, Inc.	16
1		Manitowoc Co., Inc. (The)	27
111		Mitsubishi Heavy Industries Ltd., (Japan)	510
4		Mueller Industries, Inc.	161
–	(h)	NACCO Industries, Inc., Class A	33
4		Nordson Corp.	403
19		PACCAR, Inc.	988
10		Parker Hannifin Corp.	912
6		Sauer-Danfoss, Inc. (a)	306
12		Tata Motors Ltd., (India), ADR	331
3		Timken Co.	178
4		Trimas Corp. (a)	88
6		Wabtec Corp.	426

			7,111

		Marine — 0.0% (g)
1		Horizon Lines, Inc., Class A	1

		Professional Services — 0.2%
64		Experian plc, (Ireland)	787
4		IHS, Inc., Class A (a)	337
8		School Specialty, Inc. (a)	109
10		SFN Group, Inc. (a)	137

			1,370

		Road & Rail — 0.7%
22		Avis Budget Group, Inc. (a)	401
1		Celadon Group, Inc. (a)	21
2		Con-way, Inc.	67
3		CSX Corp.	250
11		East Japan Railway Co., (Japan)	583
5		Heartland Express, Inc.	81
9		J.B. Hunt Transport Services, Inc.	429
30		Norfolk Southern Corp.	2,075
12		Old Dominion Freight Line, Inc. (a)	421
2		Swift Transporation Co. (a)	30
5		Union Pacific Corp.	473

			4,831

		Trading Companies & Distributors — 0.5%
5		Aircastle Ltd.	56
3		Applied Industrial Technologies, Inc.	106
4		GATX Corp.	162
84		Marubeni Corp., (Japan)	604
67		Mitsui & Co., Ltd., (Japan)	1,194
3		TAL International Group, Inc.	123
4		W.W. Grainger, Inc.	523
7		WESCO International, Inc. (a)	413

			3,181

		Total Industrials	43,296

Information Technology — 9.1%
		Communications Equipment — 1.1%
3		Arris Group, Inc. (a)	41
4		Aviat Networks, Inc. (a)	19
4		Black Box Corp.	141
97		Cisco Systems, Inc.	1,661
1		Comtech Telecommunications Corp.	33
5		Emulex Corp. (a)	54
1		F5 Networks, Inc. (a)	145
4		Harris Corp.	179
6		InterDigital, Inc.	277
13		JDS Uniphase Corp. (a)	260
28		Juniper Networks, Inc. (a)	1,177
12		Motorola Mobility Holdings, Inc. (a)	287
8		Oplink Communications, Inc. (a)	154
2		Plantronics, Inc.	59
11		Powerwave Technologies, Inc. (a)	47
37		QUALCOMM, Inc.	2,046
8		Riverbed Technology, Inc. (a)	290
93		ZTE Corp., (China), Class H	432

			7,302

		Computers & Peripherals — 1.9%
25		Apple, Inc. (a)	8,836
3		Electronics for Imaging, Inc. (a)	38
49		EMC Corp. (a)	1,305
119		Fujitsu Ltd., (Japan)	673
16		Hewlett-Packard Co.	642
7		Imation Corp. (a)	73
2		Lexmark International, Inc., Class A (a)	85
12		NetApp, Inc. (a)	588
8		Quantum Corp. (a)	21
9		SanDisk Corp. (a)	430
2		Seagate Technology plc, (Ireland) (a)	22

			12,713

		Electronic Equipment, Instruments & Components — 0.9%
2		Aeroflex Holding Corp. (a)	27

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE ($)
		Electronic Equipment, Instruments & Components — Continued
7		Amphenol Corp., Class A	393
1		Anixter International, Inc.	77
18		Brightpoint, Inc. (a)	194
9		Checkpoint Systems, Inc. (a)	207
5		Coherent, Inc. (a)	308
8		Corning, Inc.	165
1		Electro Rent Corp.	22
28		FUJIFILM Holdings Corp., (Japan)	877
166		Hon Hai Precision Industry Co., Ltd., (Taiwan), GDR	1,181
55		Kingboard Chemical Holdings Ltd., (Hong Kong)	287
15		LG Display Co., Ltd., (South Korea), ADR	242
6		Methode Electronics, Inc.	75
1		NeoPhotonics Corp. (a)	6
2		Newport Corp. (a)	34
5		Power-One, Inc. (a)	39
114		Premier Farnell plc, (United Kingdom)	497
10		Pulse Electronics Corp.	60
2		RadiSys Corp. (a)	14
28		TE Connectivity Ltd., (Switzerland)	964
5		Vishay Intertechnology, Inc. (a)	82

			5,751

		Internet Software & Services — 0.3%
1		Ancestry.com, Inc. (a)	46
3		Cornerstone OnDemand, Inc. (a)	62
1		Demand Media, Inc. (a)	21
3		eBay, Inc. (a)	79
3		Google, Inc., Class A (a)	1,530
5		IAC/InterActiveCorp. (a)	167
1		Perficient, Inc. (a)	11
2		Saba Software, Inc. (a)	24
2		SciQuest, Inc. (a)	23

			1,963

		IT Services — 1.2%
2		Alliance Data Systems Corp. (a)	202
15		CGI Group, Inc., (Canada), Class A (a)	309
5		CIBER, Inc. (a)	34
15		Cognizant Technology Solutions Corp., Class A (a)	1,262
2		CSG Systems International, Inc. (a)	46
1		FleetCor Technologies, Inc. (a)	39
3		Genpact Ltd., (Bermuda) (a)	43
3		Global Cash Access Holdings, Inc. (a)	10
2		Heartland Payment Systems, Inc.	28
17		Infosys Technologies Ltd., (India), ADR	1,248
18		International Business Machines Corp.	2,913
3		MasterCard, Inc., Class A	869
3		ServiceSource International, Inc. (a)	32
2		Unisys Corp. (a)	56
13		VeriFone Systems, Inc. (a)	720
1		Visa, Inc., Class A	107

			7,918

		Office Electronics — 0.1%
57		Xerox Corp.	605
9		Zebra Technologies Corp., Class A (a)	334

			939

		Semiconductors & Semiconductor Equipment — 1.8%
1		Altera Corp.	37
5		Amkor Technology, Inc. (a)	30
7		Analog Devices, Inc.	263
37		Applied Materials, Inc.	570
2		Applied Micro Circuits Corp. (a)	26
18		ASML Holding N.V., (Netherlands) (a)	792
2		ATMI, Inc. (a)	30
4		Avago Technologies Ltd., (Singapore)	131
30		Broadcom Corp., Class A	1,200
15		Cirrus Logic, Inc. (a)	325
2		Cymer, Inc. (a)	113
2		DSP Group, Inc. (a)	12
5		GSI Technology, Inc. (a)	44
81		Infineon Technologies AG, (Germany)	826
2		Inphi Corp. (a)	34
3		Integrated Device Technology, Inc. (a)	24
19		Intersil Corp., Class A	239
6		KLA-Tencor Corp.	294
3		Kulicke & Soffa Industries, Inc. (a)	32
21		Lam Research Corp. (a)	1,183
6		Lattice Semiconductor Corp. (a)	36
31		LSI Corp. (a)	213
14		Marvell Technology Group Ltd., (Bermuda) (a)	221
12		Micrel, Inc.	166
6		Novellus Systems, Inc. (a)	226
18		NVIDIA Corp. (a)	340
4		Photronics, Inc. (a)	38
11		RF Micro Devices, Inc. (a)	71
2		Rudolph Technologies, Inc. (a)	21
2		Samsung Electronics Co., Ltd., (South Korea)	1,821
2		Semtech Corp. (a)	50
43		Taiwan Semiconductor Manufacturing Co., Ltd., (Taiwan), ADR	522
3		Texas Instruments, Inc.	105
–	(h)	Veeco Instruments, Inc. (a)	15
50		Xilinx, Inc.	1,625

			11,675

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE ($)
		Software — 1.8%
37		Adobe Systems, Inc. (a)	1,237
17		Aspen Technology, Inc. (a)	253
10		Autodesk, Inc. (a)	437
6		Citrix Systems, Inc. (a)	424
5		Concur Technologies, Inc. (a)	288
2		EPIQ Systems, Inc.	33
2		Fair Isaac Corp.	54
2		JDA Software Group, Inc. (a)	51
10		Manhattan Associates, Inc. (a)	340
9		MICROS Systems, Inc. (a)	440
149		Microsoft Corp.	3,791
2		MicroStrategy, Inc., Class A (a)	309
18		Monotype Imaging Holdings, Inc. (a)	265
15		Nuance Communications, Inc. (a)	284
92		Oracle Corp.	3,078
–	(h)	QAD, Inc., Class A (a)	5
1		Quest Software, Inc. (a)	30
–	(h)	Rovi Corp. (a)	7
2		Salesforce.com, Inc. (a)	281
7		Synopsys, Inc. (a)	194
8		Taleo Corp., Class A (a)	290
3		TIBCO Software, Inc. (a)	84
7		Websense, Inc. (a)	163

			12,338

		Total Information Technology	60,599

Materials — 3.2%
		Chemicals — 1.2%
3		Air Products & Chemicals, Inc.	307
7		Albemarle Corp.	436
–	(h)	CF Industries Holdings, Inc.	66
32		Dow Chemical Co. (The)	1,201
40		E.l. du Pont de Nemours & Co.	2,204
2		Eastman Chemical Co.	199
2		Georgia Gulf Corp. (a)	58
7		Hanwha Chem Corp., (South Korea)	284
358		Huabao International Holdings Ltd., (Hong Kong)	550
2		Innophos Holdings, Inc.	79
13		Lanxess AG, (Germany)	960
6		Minerals Technologies, Inc.	377
13		PolyOne Corp.	181
5		PPG Industries, Inc.	447
6		Sherwin-Williams Co. (The)	511
18		Spartech Corp. (a)	127

			7,987

		Construction Materials — 0.0% (g)
2		Martin Marietta Materials, Inc.	135

		Containers & Packaging — 0.2%
1		Ball Corp.	50
1		Boise, Inc.	11
5		Greif, Inc., Class A	355
3		Myers Industries, Inc.	31
10		Rock-Tenn Co., Class A	672

			1,119

		Metals & Mining — 1.6%
43		Alcoa, Inc.	751
2		Cliffs Natural Resources, Inc.	147
7		Dongkuk Steel Mill Co., Ltd., (South Korea)	241
9		First Quantum Minerals Ltd., (Canada)	1,159
45		Freeport-McMoRan Copper & Gold, Inc.	2,504
3		Haynes International, Inc.	161
3		Hecla Mining Co. (a)	27
29		JFE Holdings, Inc., (Japan)	849
5		KGHM Polska Miedz S.A., (Poland)	343
39		Kinross Gold Corp., (Canada)	618
5		Kumba Iron Ore Ltd., (South Africa)	367
16		MMC Norilsk Nickel OJSC, (Russia), ADR	418
9		Noranda Aluminum Holding Corp. (a)	138
3		POSCO, (South Korea), ADR	377
22		Rio Tinto plc, (United Kingdom)	1,552
20		Vale S.A., (Brazil), ADR	657
11		Worthington Industries, Inc.	238

			10,547

		Paper & Forest Products — 0.2%
3		Buckeye Technologies, Inc.	71
1		Clearwater Paper Corp. (a)	49
1		Domtar Corp., (Canada)	73
6		MeadWestvaco Corp.	176
3		Neenah Paper, Inc.	75
38		Stora Enso OYJ, (Finland), Class R	455
23		UPM-Kymmene OYJ, (Finland) (a)	484

			1,383

		Total Materials	21,171

Telecommunication Services — 2.3%
		Diversified Telecommunication Services — 1.4%
92		AT&T, Inc.	2,804
9		Cable & Wireless Worldwide plc, (United Kingdom)	8
20		CenturyLink, Inc.	833
10		Chunghwa Telecom Co., Ltd., (Taiwan), ADR	296
8		Consolidated Communications Holdings, Inc.	152
10		Frontier Communications Corp.	80
7		Global Crossing Ltd., (Bermuda) (a)	93
61		Koninklijke KPN N.V., (Netherlands)	1,041
10		KT Corp., (South Korea), ADR	195
8		Telecom Argentina S.A., (Argentina), ADR	186
38		Telefonica S.A., (Spain)	958
41		Telekomunikacja Polska S.A., (Poland)	253
60		Verizon Communications, Inc.	2,313

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE ($)
5		Vonage Holdings Corp. (a)	23

			9,235

		Wireless Telecommunication Services — 0.9%
74		Advanced Info Service PCL, (Thailand), NVDR	220
2		American Tower Corp., Class A (a)	128
53		China Mobile Ltd., (Hong Kong)	485
–	(h)	KDDI Corp., (Japan)	655
1		MetroPCS Communications, Inc. (a)	11
2		Millicom International Cellular S.A., (Luxembourg)	221
17		Mobile Telesystems OJSC, (Russia), ADR	359
175		Sprint Nextel Corp. (a)	813
9		Telephone & Data Systems, Inc.	254
7		USA Mobility, Inc.	101
7		Vivo Participacoes S.A., (Brazil), ADR	299
702		Vodafone Group plc, (United Kingdom)	2,001
10		Vodafone Group plc, (United Kingdom), ADR	288

			5,835

		Total Telecommunication Services	15,070

Utilities — 2.2%
		Electric Utilities — 0.8%
20		American Electric Power Co., Inc.	708
18		Cia Energetica de Minas Gerais, (Brazil), ADR	337
4		El Paso Electric Co. (a)	134
167		Enel S.p.A, (Italy)	1,050
25		NextEra Energy, Inc.	1,400
13		Northeast Utilities	459
23		NV Energy, Inc.	339
3		Portland General Electric Co.	62
16		Southern Co.	608
2		UniSource Energy Corp.	62

			5,159

		Gas Utilities — 0.5%
332		China Gas Holdings Ltd., (Hong Kong)	164
7		Energen Corp.	454
1		Laclede Group, Inc. (The)	50
2		New Jersey Resources Corp.	75
3		Nicor, Inc.	156
13		Oneok, Inc.	887
858		Perusahaan Gas Negara PT, (Indonesia)	384
3		Piedmont Natural Gas Co., Inc.	76
176		Snam Rete Gas S.p.A., (Italy)	989
2		Southwest Gas Corp.	66

			3,301

		Independent Power Producers & Energy Traders — 0.1%
7		AES Corp. (The) (a)	85
1		Constellation Energy Group, Inc.	37
69		International Power plc, (United Kingdom)	341

			463

		Multi-Utilities — 0.8%
226		Centrica plc, (United Kingdom)	1,177
11		CMS Energy Corp.	225
30		GDF Suez, (France)	1,232
9		NorthWestern Corp.	279
23		PG&E Corp.	1,008
8		Public Service Enterprise Group, Inc.	249
2		SCANA Corp.	67
23		Sempra Energy	1,207
3		Xcel Energy, Inc.	60

			5,504

		Water Utilities — 0.0% (g)
5		American Water Works Co., Inc.	153

		Total Utilities	14,580

		Total Common Stocks (Cost $305,314)	377,947

Preferred Stocks — 0.4%
Consumer Discretionary — 0.2%
		Automobiles — 0.2%
7		Volkswagen AG, (Germany)	1,190

Consumer Staples — 0.1%
		Beverages — 0.1%
12		Cia de Bebidas das Americas, (Brazil), ADR	345

Financials — 0.1%
		Commercial Banks — 0.1%
19		Banco do Estado do Rio Grande do Sul, (Brazil)	231

20		Itau Unibanco Holding S.A., (Brazil), ADR	486

36		Itausa - Investimentos Itau S.A., (Brazil)	278

		Total Financials	995

		Total Preferred Stocks (Cost $2,024)	2,530

PRINCIPAL AMOUNT ($)
Asset-Backed Securities — 1.0%
	Ally Auto Receivables Trust,
50	Series 2010-1, Class A3, 1.450%, 05/15/14	50
67	Series 2010-3, Class A4, 1.550%, 08/17/15	66
97	Series 2010-4, Class A3, 0.910%, 11/17/14	97
60	Bank of America Auto Trust, Series 2010-2, Class A3, 1.310%, 07/15/14	60
200	Chrysler Financial Auto Securitization Trust, Series 2010- A, Class A3, 0.910%, 08/08/13	200

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
	Asset-Backed Securities — Continued
150	Citibank Credit Card Issuance Trust, Series 2007-A8, Class A8, 5.650%, 09/20/19	169
98	CNH Equipment Trust, Series 2010-A, Class A3, 1.540%, 07/15/14	99
1,181	Credit-Based Asset Servicing and Securitization LLC, Series 2005- CB4, Class AF4, SUB, 5.028%, 08/25/35	1,183
	CS First Boston Mortgage Securities Corp.,
42	Series 2002-HE4, Class AF, 5.510%, 08/25/32	40
71	Series 2004-CF2, Class 1A2, SUB, 5.150%, 01/25/43 (e)	72
100	Discover Card Master Trust, Series 2008-A4, Class A4, 5.650%, 12/15/15	109
60	Honda Auto Receivables Owner Trust, Series 2011-1, Class A4, 1.800%, 04/17/17	60
65	Hyundai Auto Receivables Trust, Series 2010-B, Class A4, 1.630%, 03/15/17	64
66	John Deere Owner Trust, Series 2009-B, Class A3, 1.570%, 10/15/13	66
	MASTR Asset Backed Securities Trust,
698	Series 2002-OPT1, Class M3, VAR, 3.774%, 11/25/32	636
250	Series 2005-OPT1, Class M1, VAR, 0.650%, 03/25/35	223
70	Mercedes-Benz Auto Receivables Trust, Series 2010-1, Class A3, 1.420%, 08/15/14	71
1,275	Merrill Lynch Mortgage Investors, Inc., Series 2002-NC1, Class M1, VAR, 1.299%, 05/25/33	1,077
250	New Century Home Equity Loan Trust, Series 2005-1, Class M1, VAR, 0.700%, 03/25/35	196
1,358	Option One Mortgage Loan Trust, Series 2004-2, Class M2, VAR, 1.299%, 05/25/34	1,023
729	Renaissance Home Equity Loan Trust, Series 2005-4, Class A3, SUB, 5.565%, 02/25/36	682
300	Residential Asset Securities Corp., Series 2005-KS7, Class M1, VAR, 0.690%, 08/25/35	287
180	Structured Asset Investment Loan Trust, Series 2005-5, Class A9, VAR, 0.520%, 06/25/35	167

	Total Asset-Backed Securities (Cost $6,551)	6,697

Collateralized Mortgage Obligations — 8.0%
	Agency CMO — 7.6%
348	Federal Home Loan Banks, Series TQ-2015, Class A, 5.065%, 10/20/15	375
443	Federal Home Loan Mortgage Corp. - Government National Mortgage Association, Series 31, Class Z, 8.000%, 04/25/24	500
	Federal Home Loan Mortgage Corp. REMICS,
8	Series 1087, Class I, 8.500%, 06/15/21	9
8	Series 1136, Class H, 6.000%, 09/15/21	9
216	Series 1617, Class PM, 6.500%, 11/15/23	231
164	Series 1710, Class GH, 8.000%, 04/15/24	200
121	Series 1732, Class K, 6.500%, 05/15/24	131
157	Series 1843, Class Z, 7.000%, 04/15/26	167
197	Series 2033, Class K, 6.050%, 08/15/23	205
1,592	Series 2097, Class PD, 8.000%, 11/15/28	1,933
91	Series 2115, Class PE, 6.000%, 01/15/14	95
436	Series 2378, Class BD, 5.500%, 11/15/31	467
84	Series 2391, Class QR, 5.500%, 12/15/16	91
214	Series 2394, Class MC, 6.000%, 12/15/16	229
254	Series 2405, Class JF, 6.000%, 01/15/17	272
137	Series 2425, Class OB, 6.000%, 03/15/17	147
361	Series 2455, Class GK, 6.500%, 05/15/32	400
106	Series 2457, Class PE, 6.500%, 06/15/32	123
278	Series 2473, Class JZ, 6.500%, 07/15/32	306
37	Series 2503, Class TG, 5.500%, 09/15/17	40
39	Series 2508, Class AQ, 5.500%, 10/15/17	43
179	Series 2515, Class DE, 4.000%, 03/15/32	186
188	Series 2522, Class AH, 5.250%, 02/15/32	195
301	Series 2527, Class BP, 5.000%, 11/15/17	320
163	Series 2531, Class HN, 5.000%, 12/15/17	174

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2011 (Unaudited)(continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
	Agency CMO — Continued
132	Series 2538, Class CB, 5.000%, 12/15/17	140
500	Series 2564, Class NK, 5.000%, 02/15/18	537
500	Series 2575, Class PE, 5.500%, 02/15/33	546
500	Series 2586, Class WG, 4.000%, 03/15/33	502
250	Series 2594, Class OL, 5.000%, 04/15/18	270
129	Series 2595, Class HO, 4.500%, 03/15/23	136
249	Series 2617, Class TJ, 4.500%, 08/15/16	253
350	Series 2627, Class KM, 4.500%, 06/15/18	374
676	Series 2636, Class Z, 4.500%, 06/15/18	715
420	Series 2651, Class VZ, 4.500%, 07/15/18	445
180	Series 2657, Class ME, 5.000%, 10/15/22	192
400	Series 2663, Class VQ, 5.000%, 06/15/22	429
175	Series 2686, Class GC, 5.000%, 10/15/23	188
470	Series 2695, Class DE, 4.000%, 01/15/17	481
500	Series 2699, Class TC, 4.000%, 11/15/18	524
400	Series 2715, Class NG, 4.500%, 12/15/18	428
133	Series 2727, Class PE, 4.500%, 07/15/32	141
500	Series 2733, Class PC, 4.500%, 06/15/28	508
465	Series 2744, Class TU, 5.500%, 05/15/32	491
800	Series 2744, Class VD, 5.500%, 02/15/26	879
319	Series 2748, Class LE, 4.500%, 12/15/17	330
264	Series 2756, Class NA, 5.000%, 02/15/24	283
500	Series 2763, Class PD, 4.500%, 12/15/17	517
150	Series 2764, Class OE, 4.500%, 03/15/19	160
230	Series 2773, Class CD, 4.500%, 04/15/24	243
86	Series 2775, Class WA, 4.500%, 04/15/19	88
24	Series 2778, Class TD, 4.250%, 06/15/33	24
74	Series 2780, Class JA, 4.500%, 04/15/19	75
83	Series 2780, Class JG, 4.500%, 04/15/19	88
500	Series 2780, Class MD, 5.000%, 09/15/31	522
325	Series 2780, Class TH, 5.000%, 09/15/29	338
179	Series 2783, Class AT, 4.000%, 04/15/19	186
149	Series 2809, Class UB, 4.000%, 09/15/17	152
100	Series 2809, Class UC, 4.000%, 06/15/19	105
991	Series 2835, Class HB, 5.500%, 08/15/24	1,076
250	Series 2852, Class NY, 5.000%, 09/15/33	266
455	Series 2864, Class NB, 5.500%, 07/15/33	501
350	Series 2872, Class GC, 5.000%, 11/15/29	365
400	Series 2877, Class AD, 4.000%, 10/15/19	415
150	Series 2899, Class KB, 4.500%, 03/15/19	159
310	Series 2910, Class BE, 4.500%, 12/15/19	329
300	Series 2921, Class MD, 5.000%, 06/15/33	312
94	Series 2922, Class GA, 5.500%, 05/15/34	103
107	Series 2931, Class AM, 4.500%, 07/15/19	113
520	Series 2931, Class DC, 4.000%, 06/15/18	544
225	Series 2966, Class NC, 5.000%, 04/15/31	234
300	Series 2988, Class TY, 5.500%, 06/15/25	329
97	Series 2998, Class PK, 5.500%, 07/15/35	97
125	Series 3000, Class PB, 3.900%, 01/15/23	131
500	Series 3028, Class ME, 5.000%, 02/15/34	535
290	Series 3031, Class AG, 5.000%, 02/15/34	310
100	Series 3064, Class OG, 5.500%, 06/15/34	109
123	Series 3077, Class TO, PO, 04/15/35	106
500	Series 3078, Class PD, 5.500%, 07/15/34	545
330	Series 3098, Class PE, 5.000%, 06/15/34	353
395	Series 3106, Class PD, 5.500%, 06/15/34	429
200	Series 3121, Class JD, 5.500%, 03/15/26	219
500	Series 3135, Class JC, 6.000%, 08/15/33	538

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2011 (Unaudited)(continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
	Agency CMO— Continued
300	Series 3151, Class PD, 6.000%, 11/15/34	325
350	Series 3151, Class UC, 5.500%, 08/15/35	382
350	Series 3178, Class PC, 5.500%, 12/15/32	373
500	Series 3184, Class PD, 5.500%, 07/15/34	539
242	Series 3212, Class BK, 5.500%, 09/15/36	261
213	Series 3216, Class JA, 5.500%, 11/15/24	221
255	Series 3261, Class MA, 5.500%, 01/15/17	270
447	Series 3312, Class LB, 5.500%, 11/15/25	475
600	Series 3334, Class CD, 6.000%, 07/15/34	644
300	Series 3334, Class MC, 5.000%, 04/15/33	310
361	Series 3349, Class DP, 6.000%, 09/15/36	396
191	Series 3688, Class GT, VAR, 7.154%, 11/15/46	219
244	Series 3747, Class HI, 4.500%, 07/15/37	38
17	Series 50, Class I, 8.000%, 06/15/20	19
181	Federal Home Loan Mortgage Corp. Structured Pass-Through Securities, Series T-54, Class 2A, 6.500%, 02/25/43	197
96	Federal National Mortgage Association Interest STRIPS, Series 293, Class 1, PO, 12/01/24	87
	Federal National Mortgage Association REMICS,
13	Series 1990-7, Class B, 8.500%, 01/25/20	14
4	Series 1990-35, Class E, 9.500%, 04/25/20	4
14	Series 1990-76, Class G, 7.000%, 07/25/20	16
41	Series 1990-106, Class J, 8.500%, 09/25/20	46
7	Series 1991-73, Class A, 8.000%, 07/25/21	8
128	Series 1992-112, Class GB, 7.000%, 07/25/22	142
54	Series 1992-195, Class C, 7.500%, 10/25/22	60
89	Series 1997-42, Class PG, 7.000%, 07/18/12	91
182	Series 1998-37, Class VZ, 6.000%, 06/17/28	199
81	Series 1998-66, Class B, 6.500%, 12/25/28	94
224	Series 2002-19, Class PE, 6.000%, 04/25/17	240
397	Series 2002-24, Class AJ, 6.000%, 04/25/17	431
430	Series 2002-55, Class PG, 5.500%, 09/25/32	470
50	Series 2002-63, Class KC, 5.000%, 10/25/17	53
223	Series 2002-63, Class LB, 5.500%, 10/25/17	242
152	Series 2003-21, Class OU, 5.500%, 03/25/33	165
1,000	Series 2003-24, Class BC, 5.000%, 04/25/18	1,072
122	Series 2003-33, Class AC, 4.250%, 03/25/33	127
500	Series 2003-39, Class PG, 5.500%, 05/25/23	545
500	Series 2003-48, Class TC, 5.000%, 06/25/23	529
135	Series 2003-53, Class JL, 5.000%, 12/25/31	141
107	Series 2003-58, Class AD, 3.250%, 07/25/33	105
77	Series 2003-63, Class PE, 3.500%, 07/25/33	80
51	Series 2003-67, Class VQ, 7.000%, 01/25/19	52
195	Series 2003-78, Class B, 5.000%, 08/25/23	206
210	Series 2003-81, Class CB, 4.750%, 09/25/18	217
500	Series 2003-81, Class LC, 4.500%, 09/25/18	533
194	Series 2003-81, Class YC, 5.000%, 09/25/33	190
550	Series 2003-83, Class PG, 5.000%, 06/25/23	586
266	Series 2003-110, Class WA, 4.000%, 08/25/33	278
319	Series 2003-113, Class KA, 4.500%, 11/25/18	335
500	Series 2003-122, Class TE, 5.000%, 12/25/22	537
805	Series 2004-32, Class AY, 4.000%, 05/25/19	855
500	Series 2004-36, Class PC, 5.500%, 02/25/34	550
724	Series 2004-53, Class NC, 5.500%, 07/25/24	763
234	Series 2005-5, Class CK, 5.000%, 01/25/35	238
300	Series 2005-18, Class EG, 5.000%, 03/25/25	320
57	Series 2005-23, Class TG, 5.000%, 04/25/35	61
154	Series 2005-34, Class PC, 5.500%, 06/25/32	161

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2011 (Unaudited)(continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
	Agency CMO — Continued
188	Series 2005-38, Class TB, 6.000%, 11/25/34	204
339	Series 2005-58, Class EP, 5.500%, 07/25/35	370
500	Series 2005-67, Class HG, 5.500%, 01/25/35	546
283	Series 2005-68, Class BC, 5.250%, 06/25/35	307
400	Series 2005-118, Class PN, 6.000%, 01/25/32	433
633	Series 2006-43, Class LB, 5.500%, 04/25/35	690
385	Series 2006-45, Class NW, 5.500%, 01/25/35	420
368	Series 2007-65, Class KI, IF, IO, 6.370%, 07/25/37	49
500	Series 2007-79, Class PC, 5.000%, 01/25/32	528
400	Series 2008-65, Class CD, 4.500%, 08/25/23	423
130	Series 2008-68, Class VN, 5.500%, 03/25/27	142
173	Series 2009-37, Class KI, IF, IO, 5.750%, 06/25/39	23
304	Series 2009-50, Class PT, VAR, 5.877%, 05/25/37	331
204	Series 2009-86, Class IP, IO, 5.500%, 10/25/39	41
244	Series 2009-86, Class OT, PO, 10/25/37	203
793	Series 2009-112, Class ST, IF, IO, 6.001%, 01/25/40	96
445	Series 2010-35, Class SB, IF, IO, 6.171%, 04/25/40	60
618	Series 2010-64, Class DM, 5.000%, 06/25/40	653
532	Series 2010-64, Class EH, 5.000%, 10/25/35	564
377	Series 2010-111, Class AE, 5.500%, 04/25/38	401
288	Series 2011-22, Class MA, 6.500%, 04/25/38	326
88	Series G92-35, Class E, 7.500%, 07/25/22	97
	Government National Mortgage Association,
235	Series 2005-92, Class CD, 5.000%, 01/20/32	246
358	Series 2006-38, Class SG, IF, IO, 6.397%, 09/20/33	34
326	Series 2007-26, Class SW, IF, IO, 5.947%, 05/20/37	38
136	Series 2008-62, Class SA, IF, IO, 5.897%, 07/20/38	17
278	Series 2008-68, Class PQ, 5.500%, 04/20/38	301
250	Series 2008-71, Class PB, 6.000%, 07/20/37	273
327	Series 2008-76, Class US, IF, IO, 5.646%, 09/20/38	34
498	Series 2008-95, Class DS, IF, IO, 7.046%, 12/20/38	69
318	Series 2009-72, Class SM, IF, IO, 5.996%, 08/16/39	38
680	Series 2009-106, Class ST, IF, IO, 5.747%, 02/20/38	79
339	Series 2010-14, Class QP, 6.000%, 12/20/39	365
248	Series 2010-157, Class OP, PO, 12/20/40	188

		50,357

	Non-Agency CMO — 0.4%
250	Banc of America Mortgage Securities, Inc., Series 2003-3, Class 1A7, 5.500%, 05/25/33	256
30	Cendant Mortgage Corp., Series 2003-8, Class 1A8, 5.250%, 10/25/33	30
	Citicorp Mortgage Securities, Inc.,
187	Series 2004-4, Class A4, 5.500%, 06/25/34	196
522	Series 2005-7, Class 1A6, 5.500%, 10/25/35	523
105	Citigroup Mortgage Loan Trust, Inc., Series 2003-1, Class 3A4, 5.250%, 09/25/33	111
101	Countrywide Alternative Loan Trust, Series 2004-16CB, Class 2A2, 5.000%, 08/25/19	101
143	CS First Boston Mortgage Securities Corp., Series 2003-27, Class 5A4, 5.250%, 11/25/33	148
18	First Horizon Asset Securities, Inc., Series 2004-AR7, Class 2A1, VAR, 2.742%, 02/25/35	17
52	GSR Mortgage Loan Trust, Series 2004-8F, Class 2A3, 6.000%, 09/25/34	55
129	JP Morgan Mortgage Trust, Series 2007-A1, Class 5A5, VAR, 2.967%, 07/25/35	130
98	MASTR Alternative Loans Trust, Series 2004-5, Class 5A1, 4.750%, 06/25/19	101
30	MASTR Asset Securitization Trust, Series 2003-11, Class 3A1, 4.500%, 12/25/18	31
101	Medallion Trust, (Australia), Series 2005-2G, Class A, VAR, 0.353%, 08/22/36	98
189	Morgan Stanley Mortgage Loan Trust, Series 2004-3, Class 4A, VAR, 5.654%, 04/25/34	200
125	Prime Mortgage Trust, Series 2004-2, Class A2, 4.750%, 11/25/19	128

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2011 (Unaudited)(continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
	Non-Agency CMO — Continued
	Residential Accredit Loans, Inc.,
39	Series 2004-QS3, Class CB, 5.000%, 03/25/19	39
58	Series 2004-QS8, Class A12, 5.000%, 06/25/34	55
120	SACO I, Inc. (Bear Stearns), Series 1997-2, Class 1A5, 7.000%, 08/25/36 (e)	125
50	Structured Asset Securities Corp., Series 2003-37A, Class 2A, VAR, 5.024%, 12/25/33	51
	WaMu Mortgage Pass-Through Certificates,
79	Series 2003-AR9, Class 1A6, VAR, 2.712%, 09/25/33	78
71	Series 2003-S6, Class 2A1, 5.000%, 07/25/18	74
	Wells Fargo Mortgage-Backed Securities Trust,
76	Series 2004-7, Class 2A2, 5.000%, 07/25/19	78
42	Series 2004-EE, Class 3A1, VAR, 2.949%, 12/25/34	42

		2,667

	Total Collateralized Mortgage Obligations (Cost $50,017)	53,024

Commercial Mortgage-Backed Securities — 0.3%
	Banc of America Commercial Mortgage, Inc.,
100	Series 2005-3, Class A4, 4.668%, 07/10/43	105
100	Series 2005-3, Class AM, 4.727%, 07/10/43	102
50	Series 2005-5, Class A4, VAR, 5.115%, 10/10/45	54
381	Series 2005-6, Class ASB, VAR, 5.196%, 09/10/47	402
300	Series 2006-3, Class A4, VAR, 5.889%, 07/10/44	325
150	Series 2006-4, Class A4, 5.634%, 07/10/46	162
100	Series 2006-5, Class A4, 5.414%, 09/10/47	106
100	Bear Stearns Commercial Mortgage Securities, Series 2006- PW11, Class A4, VAR, 5.455%, 03/11/39	109
140	CW Capital Cobalt Ltd., Series 2006-C1, Class A4, 5.223%, 08/15/48	145
200	GS Mortgage Securities Corp. II, Series 2004-GG2, Class A6, VAR, 5.396%, 08/10/38	214
100	Merrill Lynch Mortgage Trust, Series 2006-C1, Class A4, VAR, 5.669%, 05/12/39	108
150	TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class A3, VAR, 5.983%, 08/15/39	162

	Total Commercial Mortgage- Backed Securities (Cost $1,874)	1,994

Corporate Bonds — 7.5%
Consumer Discretionary — 0.7%
	Auto Components — 0.0% (g)
125	Johnson Controls, Inc., 5.000%, 03/30/20	131

	Automobiles — 0.1%
	Daimler Finance North America LLC,
350	1.950%, 03/28/14 (e)	349
100	6.500%, 11/15/13	111

		460

	Hotels, Restaurants & Leisure — 0.0% (g)
150	Darden Restaurants, Inc., 6.800%, 10/15/37	163

	Household Durables — 0.0% (g)
33	Newell Rubbermaid, Inc., 4.700%, 08/15/20	33

	Media — 0.5%
120	CBS Corp., 7.875%, 07/30/30	139
37	Comcast Cable Communications Holdings, Inc., 8.375%, 03/15/13	42
	Comcast Corp.,
145	4.950%, 06/15/16 (a)	155
95	5.150%, 03/01/20	99
200	5.850%, 11/15/15	223
55	6.300%, 11/15/17	62
70	6.400%, 03/01/40	71
	Cox Communications, Inc.,
125	5.450%, 12/15/14	138
25	8.375%, 03/01/39 (e)	32
	DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.,
275	5.000%, 03/01/21	276
150	6.000%, 08/15/40	144
	NBCUniversal Media LLC,
200	2.100%, 04/01/14 (e)	199
115	4.375%, 04/01/21 (e)	110
	News America, Inc.,
250	6.750%, 01/09/38	262
110	6.900%, 08/15/39	119
	Time Warner Cable, Inc.,
115	5.875%, 11/15/40	108
125	7.300%, 07/01/38	138
120	8.750%, 02/14/19	150

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2011 (Unaudited)(continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
155	Time Warner Entertainment Co. LP, 8.375%, 07/15/33	190
	Time Warner, Inc.,
110	6.250%, 03/29/41	109
110	6.500%, 11/15/36	113
250	7.625%, 04/15/31	289

		3,168

	Multiline Retail — 0.1%
90	Macy’s Retail Holdings, Inc., 6.375%, 03/15/37	90
200	Target Corp., 7.000%, 01/15/38	236

		326

	Specialty Retail — 0.0% (g)
115	Home Depot, Inc., 5.950%, 04/01/41	115

	Total Consumer Discretionary	4,396

Consumer Staples — 0.5%
	Beverages — 0.1%
100	Anheuser-Busch Cos., Inc., 7.550%, 10/01/30	119
	Anheuser-Busch InBev Worldwide, Inc.,
285	5.375%, 01/15/20	306
65	6.875%, 11/15/19	77
150	7.200%, 01/15/14	170
150	Coca-Cola Co. (The), 4.875%, 03/15/19	162

		834

	Food & Staples Retailing — 0.1%
	CVS Pass-Through Trust,
140	6.943%, 01/10/30	152
44	7.507%, 01/10/32 (e)	51
135	Delhaize Group SA, (Belgium), 5.700%, 10/01/40	123
	Kroger Co. (The),
25	5.400%, 07/15/40	23
150	6.400%, 08/15/17	173
	Wal-Mart Stores, Inc.,
150	5.000%, 10/25/40	139
90	6.200%, 04/15/38	99

		760

	Food Products — 0.2%
100	Bunge Ltd. Finance Corp., 5.875%, 05/15/13	107
150	Cargill, Inc., 6.000%, 11/27/17 (e)	168
71	General Mills, Inc., 6.000%, 02/15/12	74
	Kraft Foods, Inc.,
308	5.375%, 02/10/20	325
100	6.500%, 08/11/17	114
110	6.875%, 01/26/39	122
140	7.000%, 08/11/37	158

		1,068

	Tobacco — 0.1%
	Altria Group, Inc.,
40	9.950%, 11/10/38	56
145	10.200%, 02/06/39	206
	Philip Morris International, Inc.,
230	5.650%, 05/16/18	256
115	6.875%, 03/17/14	132

		650

	Total Consumer Staples	3,312

Energy — 0.5%
	Energy Equipment & Services — 0.1%
195	Ensco plc, (United Kingdom), 4.700%, 03/15/21	194
125	Halliburton Co., 8.750%, 02/15/21	164
50	Transocean, Inc., (Cayman Islands), 6.500%, 11/15/20	55

		413

	Oil, Gas & Consumable Fuels — 0.4%
50	Alberta Energy Co. Ltd., (Canada), 7.375%, 11/01/31	58
125	Anadarko Petroleum Corp., 5.950%, 09/15/16	136
	Apache Corp.,
100	5.250%, 02/01/42	94
100	6.000%, 09/15/13	111
130	Buckeye Partners LP, 4.875%, 02/01/21	129
	Canadian Natural Resources Ltd., (Canada),
165	4.900%, 12/01/14	179
150	5.900%, 02/01/18	169
400	Cenovus Energy, Inc., (Canada), 4.500%, 09/15/14	430
245	ConocoPhillips, 6.500%, 02/01/39	279
50	Encana Corp., (Canada), 6.625%, 08/15/37	54
90	ONEOK Partners LP, 6.125%, 02/01/41	90
	Shell International Finance B.V., (Netherlands),
135	3.100%, 06/28/15	138
200	4.000%, 03/21/14	214
125	5.500%, 03/25/40	127
	Suncor Energy, Inc., (Canada),
100	6.100%, 06/01/18	113
160	6.500%, 06/15/38	173
5	6.850%, 06/01/39	5
	Total Capital S.A., (France),
60	2.300%, 03/15/16	59
213	4.125%, 01/28/21	211
100	Valero Energy Corp., 6.625%, 06/15/37	101

		2,870

	Total Energy	3,283

Financials — 3.3%
	Capital Markets — 0.8%
	Bank of New York Mellon Corp. (The),
100	2.950%, 06/18/15	102
100	4.150%, 02/01/21	99

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2011 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
	Capital Markets — Continued
100	BlackRock, Inc., 6.250%, 09/15/17	115
40	Charles Schwab Corp. (The), 4.950%, 06/01/14	43
500	Credit Suisse USA, Inc., 5.125%, 01/15/14	542
	Goldman Sachs Group, Inc. (The),
100	3.625%, 02/07/16	99
156	3.700%, 08/01/15	157
375	4.750%, 07/15/13	397
250	5.375%, 03/15/20	254
195	5.950%, 01/18/18	210
130	6.150%, 04/01/18	141
200	6.250%, 02/01/41	199
135	7.500%, 02/15/19	157
100	Jefferies Group, Inc., 8.500%, 07/15/19	118
205	Lehman Brothers Holdings Capital Trust VII, 5.857%, 05/31/12 (d) (f) (i) (x)	—	(h)
450	Lehman Brothers Holdings, Inc., 6.625%, 01/18/12	115
	Macquarie Group Ltd., (Australia),
80	6.250%, 01/14/21 (e)	81
100	7.300%, 08/01/14 (e)	111
	Merrill Lynch & Co., Inc.,
100	6.400%, 08/28/17	109
100	6.875%, 04/25/18	111
	Morgan Stanley,
270	3.450%, 11/02/15	265
200	5.450%, 01/09/17	211
125	5.625%, 09/23/19	128
500	5.750%, 10/18/16	535
200	5.750%, 01/25/21	202
175	6.000%, 05/13/14	190
70	6.625%, 04/01/18	77
	Nomura Holdings, Inc., (Japan),
100	5.000%, 03/04/15	104
100	6.700%, 03/04/20	106
	UBS AG, (Switzerland),
250	2.250%, 08/12/13	252
150	5.750%, 04/25/18	162

		5,392

	Commercial Banks — 1.1%
100	Australia & New Zealand Banking Group Ltd., (Australia), 4.875%, 01/12/21 (e)	101
	Bank of Nova Scotia, (Canada),
49	3.400%, 01/22/15	51
150	4.375%, 01/13/21	149
	Barclays Bank plc, (United Kingdom),
150	2.375%, 01/13/14	151
150	5.200%, 07/10/14	162
100	6.750%, 05/22/19	113
150	Branch Banking & Trust Co., 4.875%, 01/15/13	158
	Credit Suisse, (Switzerland),
100	5.000%, 05/15/13	107
255	6.000%, 02/15/18	271
120	Deutsche Bank AG, (Germany), 3.250%, 01/11/16	120
100	Fifth Third Bancorp, 6.250%, 05/01/13	108
300	HSBC Bank plc, (United Kingdom), 4.750%, 01/19/21 (e)	299
270	HSBC Holdings plc, (United Kingdom), 5.100%, 04/05/21	271
200	ING Bank N.V., (Netherlands), 2.000%, 10/18/13 (e)	198
285	Intesa Sanpaolo S.p.A., (Italy), 3.625%, 08/12/15 (e)	275
150	KeyCorp, 6.500%, 05/14/13	163
180	Lloyds TSB Bank plc, (United Kingdom), 6.375%, 01/21/21	188
250	National City Corp., 4.900%, 01/15/15	269
325	Nordea Bank AB, (Sweden), 1.750%, 10/04/13 (e)	323
	Rabobank Nederland N.V., (Netherlands),
200	1.850%, 01/10/14	199
35	2.125%, 10/13/15	34
120	4.500%, 01/11/21	121
275	Societe Generale, (France), 2.500%, 01/15/14 (e)	273
470	Standard Chartered plc, (United Kingdom), 5.500%, 11/18/14 (e)	507
300	SunTrust Banks, Inc., 5.000%, 09/01/15	318
	Svenska Handelsbanken AB, (Sweden),
105	4.875%, 06/10/14 (e)	112
100	5.125%, 03/30/20 (e)	105
120	U.S. Bancorp, 2.000%, 06/14/13	122
50	UnionBanCal Corp., 5.250%, 12/16/13	53
300	Wachovia Bank N.A., 5.600%, 03/15/16	326
	Wachovia Corp.,
250	5.500%, 05/01/13	270
100	5.750%, 02/01/18	110
	Wells Fargo & Co.,
640	3.676%, 06/15/16	644
300	6.375%, 08/01/11	305
100	Westpac Banking Corp., (Australia), 4.200%, 02/27/15	105

		7,081

	Consumer Finance — 0.1%
100	American Express Co., 7.000%, 03/19/18	117
	HSBC Finance Corp.,
100	5.000%, 06/30/15	107
300	VAR, 0.553%, 01/15/14	296

		520

	Diversified Financial Services — 0.8%

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2011 (Unaudited)(continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
	Diversified Financial Services — Continued
60	AngloGold Ashanti Holdings plc, (United Kingdom), 5.375%, 04/15/20	61
	Bank of America Corp.,
440	3.625%, 03/17/16	434
240	4.500%, 04/01/15	249
130	5.625%, 07/01/20	134
585	5.650%, 05/01/18	611
250	BNP Paribas, (France), 3.250%, 03/11/15	252
175	BP Capital Markets plc, (United Kingdom), 5.250%, 11/07/13	189
100	Caterpillar Financial Services Corp., 7.150%, 02/15/19	122
	Citigroup, Inc.,
36	4.587%, 12/15/15	37
85	4.750%, 05/19/15	89
644	5.000%, 09/15/14	672
340	5.375%, 08/09/20	350
380	5.500%, 10/15/14	410
50	8.125%, 07/15/39	63
65	CME Group, Inc., 5.750%, 02/15/14	72
	General Electric Capital Corp.,
225	2.250%, 11/09/15	216
150	5.625%, 05/01/18	162
550	5.875%, 02/15/12	575
350	5.875%, 01/14/38	346
100	National Rural Utilities Cooperative Finance Corp., 10.375%, 11/01/18	137
100	Teco Finance, Inc., 5.150%, 03/15/20	104
55	Xstrata Finance Canada Ltd., (Canada), 5.800%, 11/15/16 (e)	61

		5,346

	Insurance — 0.4%
100	ACE INA Holdings, Inc., 5.875%, 06/15/14	111
350	Allstate Corp. (The), 6.125%, 02/15/12	366
355	American International Group, Inc., 6.400%, 12/15/20	379
28	AON Corp., 6.250%, 09/30/40	29
93	ASIF Global Financing XIX, 4.900%, 01/17/13 (e)	97
100	Berkshire Hathaway Finance Corp., 5.400%, 05/15/18	110
	CNA Financial Corp.,
15	5.850%, 12/15/14	16
30	5.875%, 08/15/20	31
100	6.500%, 08/15/16	109
110	Hartford Financial Services Group, Inc., 6.625%, 03/30/40	112
355	MetLife, Inc., 6.750%, 06/01/16	410
	Metropolitan Life Global Funding I,
100	3.125%, 01/11/16 (e)	99
100	5.125%, 04/10/13 (e)	107
135	Nationwide Financial Services, 5.375%, 03/25/21 (e)	134
100	Nationwide Mutual Insurance Co., 9.375%, 08/15/39 (e)	122
50	Pacific Life Insurance Co., 9.250%, 06/15/39 (e)	66
100	Principal Life Income Funding Trusts, 5.100%, 04/15/14	107
150	Protective Life Secured Trusts, 4.000%, 04/01/11	150
370	Prudential Financial, Inc., 7.375%, 06/15/19	434
75	Travelers Property Casualty Corp., 7.750%, 04/15/26	93

		3,082

	Real Estate Investment Trusts (REITs) — 0.1%
60	CommonWealth REIT, 6.650%, 01/15/18	65
40	Duke Realty LP, 6.750%, 03/15/20	45
225	HCP, Inc., 5.375%, 02/01/21	227
125	Mack-Cali Realty LP, 7.750%, 08/15/19	151
	Simon Property Group LP,
17	5.650%, 02/01/20	18
100	6.125%, 05/30/18	112

		618

	Thrifts & Mortgage Finance — 0.0% (g)
190	Nationwide Building Society, (United Kingdom), 4.650%, 02/25/15 (e)	193

	Total Financials	22,232

Health Care — 0.2%
	Biotechnology — 0.0% (g)
190	Gilead Sciences, Inc., 4.500%, 04/01/21	188

	Health Care Providers & Services — 0.0% (g)
40	McKesson Corp., 6.000%, 03/01/41	41
75	Roche Holdings, Inc., 7.000%, 03/01/39 (e)	91
135	UnitedHealth Group, Inc., 5.700%, 10/15/40	132
100	WellPoint, Inc., 5.800%, 08/15/40	98

		362

	Pharmaceuticals — 0.2%
175	Abbott Laboratories, 5.300%, 05/27/40	172
200	Merck & Co., Inc., 2.250%, 01/15/16	196
50	Pfizer, Inc., 7.200%, 03/15/39	62
150	Pharmacia Corp., 6.500%, 12/01/18	174
250	Sanofi-Aventis SA, (France), 1.625%, 03/28/14	250

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
200	Teva Pharmaceutical Finance II B.V./Teva Pharmaceutical Finance III LLC, (Netherlands Antilles), 3.000%, 06/15/15	202
85	Watson Pharmaceuticals, Inc., 6.125%, 08/15/19	94

		1,150

	Total Health Care	1,700

Industrials — 0.4%
	Aerospace & Defense — 0.1%
200	Lockheed Martin Corp., 4.250%, 11/15/19	202
100	Northrop Grumman Corp., 5.050%, 08/01/19	106
180	United Technologies Corp., 5.400%, 05/01/35	186

		494

	Airlines — 0.0% (g)
23	American Airlines 2011-1 Class A Pass-Through Trust, 5.250%, 01/31/21	22
96	Continental Airlines 2007-1 Class A Pass Through Trust, 5.983%, 04/19/22	99
118	Delta Air Lines 2007-1 Class A Pass-Through Trust, 6.821%, 08/10/22	122
20	Delta Air Lines 2010-2 Class A Pass-Through Trust, 4.950%, 05/23/19	20
17	Delta Air Lines 2011-1 Pass- Through Trust, 5.300%, 04/15/19	17

		280

	Commercial Services & Supplies — 0.0% (g)
50	Browning-Ferris Industries, Inc., 9.250%, 05/01/21	65
	Waste Management, Inc.,
37	4.600%, 03/01/21	37
100	4.750%, 06/30/20	101

		203

	Industrial Conglomerates — 0.1%
305	General Electric Co., 5.250%, 12/06/17	332
35	Tyco International Finance S.A., (Luxembourg), 8.500%, 01/15/19	45

		377

	Road & Rail — 0.2%
	Burlington Northern Santa Fe LLC,
100	5.650%, 05/01/17	111
30	5.750%, 05/01/40	31
50	Canadian Pacific Railway Co., (Canada), 7.250%, 05/15/19	59
150	CSX Corp., 7.375%, 02/01/19	181
350	Norfolk Southern Corp., 7.050%, 05/01/37	424
20	Ryder System, Inc., 3.600%, 03/01/16	20
250	Union Pacific Corp., 5.750%, 11/15/17	280
100	United Parcel Service of America, Inc., 8.375%, 04/01/20	132

		1,238

	Total Industrials	2,592

Information Technology — 0.2%
	Communications Equipment — 0.1%
	Cisco Systems, Inc.,
100	4.450%, 01/15/20	103
200	5.500%, 01/15/40	196

		299

	Computers & Peripherals — 0.0% (g)
100	International Business Machines Corp., 5.700%, 09/14/17	113

	Electronic Equipment, Instruments & Components — 0.0% (g)
150	Arrow Electronics, Inc., 6.000%, 04/01/20	159
	IT Services — 0.0% (g)
75	HP Enterprise Services LLC, 6.000%, 08/01/13	83

	Office Electronics — 0.0% (g)
	Pitney Bowes, Inc.,
150	4.875%, 08/15/14	157
50	5.000%, 03/15/15	53

		210

	Software — 0.1%
87	Microsoft Corp., 5.300%, 02/08/41	88
	Oracle Corp.,
55	3.875%, 07/15/20 (e)	54
100	5.250%, 01/15/16	111
75	5.750%, 04/15/18	84
170	6.125%, 07/08/39	182

		519

	Total Information Technology	1,383

Materials — 0.2%
	Chemicals — 0.1%
173	Dow Chemical Co. (The), 4.250%, 11/15/20	165
100	PPG Industries, Inc., 9.000%, 05/01/21	129
100	Praxair, Inc., 5.200%, 03/15/17	111
150	Union Carbide Corp., 7.750%, 10/01/96	155

		560

	Metals & Mining — 0.1%
150	Anglo American Capital plc, (United Kingdom), 9.375%, 04/08/14 (e)	179
125	ArcelorMittal, (Luxembourg), 6.750%, 03/01/41	123
	BHP Billiton Finance USA Ltd., (Australia),

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
75	5.500%, 04/01/14	83
35	6.500%, 04/01/19	41
	Rio Tinto Finance USA Ltd., (Australia),
19	3.500%, 11/02/20	18
35	8.950%, 05/01/14	42
	Vale Overseas Ltd., (Cayman Islands),
150	4.625%, 09/15/20	146
105	5.625%, 09/15/19	110
60	6.875%, 11/21/36	64

		806

	Total Materials	1,366

Telecommunication Services — 0.6%
	Diversified Telecommunication Services — 0.5%
	AT&T, Inc.,
250	4.850%, 02/15/14	270
6	5.350%, 09/01/40 (e)	5
335	6.300%, 01/15/38	338
250	BellSouth Corp., 6.000%, 10/15/11	257
100	British Telecommunications plc, (United Kingdom), 9.875%, 12/15/30	138
	Cellco Partnership/Verizon Wireless Capital LLC,
90	7.375%, 11/15/13	103
210	8.500%, 11/15/18	270
100	Deutsche Telekom International Finance B.V., (Netherlands), 6.750%, 08/20/18	118
	Telecom Italia Capital S.A., (Luxembourg),
330	6.175%, 06/18/14	355
105	7.721%, 06/04/38	111
	Telefonica Emisiones SAU, (Spain),
75	5.134%, 04/27/20	75
270	5.462%, 02/16/21	273
100	6.221%, 07/03/17	109
	Verizon Communications, Inc.,
100	4.600%, 04/01/21	99
110	6.100%, 04/15/18	123
115	6.350%, 04/01/19	131
335	8.750%, 11/01/18	429

		3,204

	Wireless Telecommunication Services — 0.1%
240	America Movil S.A.B. de C.V., (Mexico), 5.000%, 03/30/20	247
	Vodafone Group plc, (United Kingdom),
150	2.875%, 03/16/16	149
125	5.625%, 02/27/17	138

		534

	Total Telecommunication Services	3,738

Utilities — 0.9%
	Electric Utilities — 0.5%
100	Appalachian Power Co., 4.600%, 03/30/21	99
100	Carolina Power & Light Co., 5.125%, 09/15/13	109
90	CenterPoint Energy Houston Electric LLC, 5.750%, 01/15/14	99
50	Consolidated Edison Co. of New York, Inc., 6.300%, 08/15/37	56
500	Duke Energy Carolinas LLC, 6.250%, 01/15/12	522
	Enel Finance International NV, (Luxembourg),
100	5.125%, 10/07/19 (e)	101
100	6.000%, 10/07/39 (e)	91
140	Entergy Arkansas, Inc., 3.750%, 02/15/21	130
94	Exelon Generation Co. LLC, 5.750%, 10/01/41	86
50	Florida Power & Light Co., 5.950%, 10/01/33	53
100	Indiana Michigan Power Co., 7.000%, 03/15/19	117
	LG&E & KU Energy LLC,
210	2.125%, 11/15/15 (e)	200
80	3.750%, 11/15/20 (e)	74
	Nevada Power Co.,
75	5.375%, 09/15/40	72
50	6.500%, 08/01/18	57
185	Nisource Finance Corp., 6.800%, 01/15/19	212
85	Oncor Electric Delivery Co. LLC, 5.250%, 09/30/40 (e)	78
	Pacific Gas & Electric Co.,
100	5.400%, 01/15/40	96
100	6.050%, 03/01/34	104
10	PacifiCorp, 5.650%, 07/15/18	11
	Progress Energy, Inc.,
117	4.400%, 01/15/21	116
100	6.000%, 12/01/39	103
188	PSEG Power LLC, 5.125%, 04/15/20	192
22	Public Service Co. of Colorado, 3.200%, 11/15/20	20
20	San Diego Gas & Electric Co., 5.350%, 05/15/40	20
	Southern California Edison Co.,
40	4.500%, 09/01/40	35
100	5.500%, 08/15/18	112
100	6.650%, 04/01/29	113

		3,078

	Gas Utilities — 0.3%
	AGL Capital Corp.,
100	5.250%, 08/15/19	105
18	5.875%, 03/15/41	18
150	ANR Pipeline Co., 9.625%, 11/01/21	208
86	CenterPoint Energy Resources Corp., 4.500%, 01/15/21 (e)	84

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
	Gas-Utilities — Continued
	DCP Midstream LLC,
140	5.350%, 03/15/20 (e)	146
60	9.750%, 03/15/19 (e)	77
	Enterprise Products Operating LLC,
40	6.450%, 09/01/40	41
150	6.650%, 04/15/18	171
50	7.550%, 04/15/38	59
150	9.750%, 01/31/14	180
	Kinder Morgan Energy Partners LP,
70	6.375%, 03/01/41	71
50	6.500%, 09/01/39	51
	Plains All American Pipeline LP/PAA Finance Corp.,
115	3.950%, 09/15/15	118
165	5.750%, 01/15/20	177
160	Rockies Express Pipeline LLC, 3.900%, 04/15/15 (e)	158
90	Williams Partners LP, 6.300%, 04/15/40	94

		1,758

	Multi-Utilities — 0.1%
	Dominion Resources, Inc.,
235	5.200%, 08/15/19	250
210	6.250%, 06/30/12	223
40	KCP&L Greater Missouri Operations Co., 11.875%, 07/01/12	45
	MidAmerican Energy Holdings Co.,
100	5.750%, 04/01/18	111
120	6.125%, 04/01/36	127
35	6.500%, 09/15/37	39
95	Xcel Energy, Inc., 4.700%, 05/15/20	98

		893

	Water Utilities — 0.0% (g)
100	American Water Capital Corp., 6.593%, 10/15/37	106

	Total Utilities	5,835

	Total Corporate Bonds (Cost $49,488)	49,837

Foreign Government Securities — 0.0% (g)
100	Province of Ontario, (Canada), 2.950%, 02/05/15	104
60	United Mexican States, (Mexico), 6.375%, 01/16/13	65

	Total Foreign Government Securities (Cost $160)	169

SHARES
Investment Companies — 12.5%
23	Cohen & Steers Infrastructure Fund, Inc.	401
2,488	JPMorgan Emerging Markets Debt Fund, Select Class Shares (b)	19,975
579	JPMorgan Emerging Markets Equity Fund, Institutional Class Shares (b)	14,177
4,404	JPMorgan High Yield Fund, Class R6 Shares (b)	36,556
658	JPMorgan International Realty Fund, Select Class Shares (b)	6,392
599	JPMorgan Realty Income Fund, Institutional Class Shares (b)	6,033

	Total Investment Companies (Cost $64,719)	83,534

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Mortgage Pass-Through Securities — 0.8%
	Federal Home Loan Mortgage Corp. Gold Pools, 15 Year, Single Family,
191	5.500%, 02/01/24	207
51	6.000%, 04/01/14	55
13	6.500%, 03/01/13 - 06/01/13	13
9	7.000%, 06/01/13	10
	Federal Home Loan Mortgage Corp. Gold Pools, 20 Year, Single Family,
190	6.500%, 11/01/22 - 03/01/26	211
	Federal Home Loan Mortgage Corp. Gold Pools, 30 Year, Single Family,
112	6.000%, 12/01/36	122
4	6.500%, 02/01/26	5
5	7.000%, 02/01/26	5
22	7.500%, 05/01/26 - 08/01/27	25
17	8.000%, 04/01/25 - 05/01/25	20
12	8.500%, 07/01/26	15
	Federal Home Loan Mortgage Corp. Gold Pools, Other,
32	7.000%, 12/01/14 - 03/01/16	34
	Federal National Mortgage Association,
200	3.248%, 12/01/20	191
150	3.350%, 10/01/20	145
200	3.370%, 11/01/20	190
249	3.556%, 01/01/19	251
300	4.330%, 01/01/21	309
248	4.369%, 02/01/20	255
	Federal National Mortgage Association, 15 Year, Single Family,
54	4.500%, 05/01/19	57
64	5.000%, 10/01/19	68
599	6.000%, 01/01/14 - 01/01/24	654
36	6.500%, 05/01/11 - 04/01/13	40
12	7.000%, 06/01/13	13

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)		SECURITY DESCRIPTION	VALUE ($)
Mortgage Pass-Through Securities — Continued
		Federal National Mortgage Association, 30 Year, Single Family,
352		5.000%, 03/01/36	370
480		6.000%, 05/01/33 - 04/01/35	528
720		6.500%, 02/01/26 - 10/01/38	810
266		7.000%, 03/01/26 - 04/01/37	305
35		7.500%, 05/01/26 - 11/01/26	41
59		8.000%, 11/01/22 - 06/01/24	68
30		8.500%, 11/01/18	34
25		9.000%, 08/01/24	29
–	(h)	Government National Mortgage Association II, 15 Year, Single Family, 5.500%, 04/20/11	—	(h)
		Government National Mortgage Association II, 30 Year, Single Family,
10		8.000%, 07/20/28	12
51		8.500%, 09/20/25	60
42		Government National Mortgage Association, 15 Year, Single Family, 6.500%, 09/15/13	43
		Government National Mortgage Association, 30 Year, Single Family,
77		6.500%, 01/15/24 - 03/15/28	87
119		7.000%, 04/15/24 - 05/15/26	137
28		7.500%, 06/15/25 - 05/15/26	33
37		8.000%, 04/15/24 - 09/15/27	42
95		8.500%, 06/15/22 - 12/15/22	112
4		10.000%, 07/15/18	5

		Total Mortgage Pass-Through Securities (Cost $5,403)	5,611

Municipal Bonds — 0.1%

Illinois — 0.0% (g)
115		State of Illinois, GO, 5.877%, 03/01/19	115

		New York — 0.0% (g)
35		New York State Dormitory Authority, Build America Bonds, Rev., 5.600%, 03/15/40	33
150		Port Authority of New York & New Jersey, Taxable Construction 164th, Rev., 5.647%, 11/01/40	144

			177

Ohio — 0.1%
210		American Municipal Power, Inc., Build America Bonds, Class B, Rev., 7.499%, 02/15/50	218

		Total Municipal Bonds (Cost $510)	510

U.S. Government Agency Securities — 0.0% (g)
		Tennessee Valley Authority,
44		4.625%, 09/15/60	41
65		5.250%, 09/15/39	68

		Total U.S. Government Agency Securities (Cost $108)	109

		U.S. Treasury Obligations — 8.2%
		U.S. Treasury Bonds,
5,000		5.375%, 02/15/31 (m)	5,718
8,000		6.250%, 08/15/23 (m)	9,935
		U.S. Treasury Bonds STRIPS,
1,705		02/15/15	1,591
3,000		08/15/16	2,624
2,000		U.S. Treasury Inflation Indexed Notes, 2.375%, 04/15/11	2,223
		U.S. Treasury Notes,
80		0.750%, 11/30/11 (k)	80
130		0.750%, 09/15/13 (m)	129
5,050		0.875%, 01/31/12	5,075
50		1.125%, 06/30/11	50
185		1.250%, 10/31/15	179
1,115		1.375%, 10/15/12 (m)	1,129
885		1.375%, 11/15/12 (m)	896
175		1.375%, 11/30/15	169
10,000		1.875%, 09/30/17 (m)	9,459
30		2.125%, 05/31/15 (m)	30
5,000		2.625%, 02/29/16 (m)	5,102
405		2.625%, 11/15/20	378
2,000		2.750%, 11/30/16 (m)	2,028
1,000		2.750%, 02/15/19 (m)	977
600		3.125%, 10/31/16 (m)	621
5,450		3.250%, 12/31/16 (m)	5,664
325		3.625%, 02/15/21	330
95		4.250%, 09/30/12	100
255		4.250%, 11/15/14	280

		Total U.S. Treasury Obligations (Cost $53,912)	54,767

SHARES
Short-Term Investment — 2.8%
		Investment Company — 2.8%
18,799		JPMorgan Prime Money Market
		Fund, Institutional Class Shares, 0.100% (b) (l) (Cost $18,799)	18,799
		Total Investments — 98.4% (Cost $558,879)	655,528
		Other Assets in Excess of Liabilities — 1.6%	10,392

		NET ASSETS — 100.0%	$665,920

Percentages indicated are based on net assets.

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH, 2011 (Unaudited)(continued)

(Amounts in thousands, except number of contracts)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 03/31/11	UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
66	Amsterdam Index	04/15/11	$6,811	$343
42	S&P CNX Nifty	04/28/11	493	(4)
59	TOPIX Index	06/09/11	6,143	(495)
37	DAX	06/17/11	9,279	643
7	E-mini Russell 2000	06/17/11	589	23
293	E-mini S&P 500	06/17/11	19,353	206
2	FTSE 100 Index	06/17/11	189	9
5	30 Year U.S. Treasury Bond	06/21/11	601	2
47	Long Gilt	06/25/11	8,834	87
9	2 Year U.S. Treasury Note	06/30/11	1,963	– (h)
245	5 Year U.S. Treasury Note	06/30/11	28,613	63
	Short Futures Outstanding
(60)	CAC 40 Index	04/15/11	(3,393)	(200)
(15)	Euro Bund	06/08/11	(2,578)	22
(2)	10 Year Japanese Goverment Bond	06/09/11	(3,355)	(20)
(26)	SFE SPI 200 Index	06/16/11	(3,271)	(155)
(114)	Dow Jones Euro STOXX 50 Index	06/17/11	(4,595)	(202)
(17)	E-mini Russell 2000	06/17/11	(1,431)	(1)
(25)	10 Year U.S. Treasury Note	06/21/11	(2,976)	(2)
(218)	5 Year U.S. Treasury Note	06/30/11	(25,460)	(22)

				$297

Forward Foreign Currency Exchange Contracts
CONTRACTS TO BUY	CURRENCY COUNTERPARTY		SETTLEMENT DATE	SETTLEMENT VALUE		VALUE AT 03/31/11		NET UNREALIZED APPRECIATION (DEPRECIATION)
2,040,399 2,814,632	EUR for AUD	Deutsche Bank AG	05/24/11	$2,893	#	$2,889	#	$(4)
202,353 23,770,963	EUR for JPY	Deutsche Bank AG	05/24/11	285	#	286	#	1
316,957 35,549,918	EUR for JPY	Westpac Banking Corp.	05/24/11	428	#	449	#	21
20,545,936 245,647	JPY for CAD	HSBC Bank, N.A.	05/24/11	253	#	247	#	(6)
34,507,635 255,616	JPY for GBP	Westpac Banking Corp.	05/24/11	410	#	415	#	5
195,050 142,962	CAD for EUR	Royal Bank of Scotland	05/24/11	202	#	201	#	(1)
623,289 53,034,859	CAD for JPY	Royal Bank of Canada	05/24/11	638	#	642	#	4
315,481 240,458	CHF for EUR	Societe Generale	05/24/11	341	#	344	#	3
177,578 23,570,360	GBP for JPY	Royal Bank of Canada	05/24/11	284	#	285	#	1
680,717	GBP

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2011 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

6,896,362	for SEK	Royal Bank of Canada	05/24/11	1,089	#	1,091	#	2
3,516,316 570,053	HKD for SGD	Royal Bank of Canada	05/24/11	452	#	452	#	– (h)
361,513	AUD	Credit Suisse International	05/24/11	363		372		9
5,960,442	AUD	Morgan Stanley	05/24/11	5,887		6,126		239
292,275	AUD	Royal Bank of Canada	05/24/11	290		300		10
151,796	AUD	State Street Bank & Trust	05/24/11	152		156		4
3,960,714	CHF	Morgan Stanley	05/24/11	4,122		4,313		191
276,084	CHF	Westpac Banking Corp.	05/24/11	285		301		16
346,244	EUR	Barclays Bank plc	05/24/11	480		490		10
319,766	EUR	Citibank, N.A.	05/24/11	449		453		4
487,320	GBP	BNP Paribas	05/24/11	786		781		(5)
3,570,454	HKD	Barclays Bank plc	05/24/11	458		459		1
261,966,514	JPY	Deutsche Bank AG	05/24/11	3,136		3,151		15
16,721,010	SEK	State Street Bank & Trust	05/24/11	2,574		2,642		68
713,219	SGD	State Street Bank & Trust	05/24/11	558		566		8
645,744	SGD	Westpac Banking Corp.	05/24/11	507		512		5
				$27,322		$27,923		$601

CONTRACTS TO SELL	COUNTERPARTY		SETTLEMENT DATE	SETTLEMENT VALUE		VALUE AT 03/31/11		NET UNREALIZED APPRECIATION (DEPRECIATION)
1,431,776	CAD	Morgan Stanley	05/24/11	$1,448		$1,475		$(27)
1,717,286	CHF	Royal Bank of Canada	05/24/11	1,878		1,871		7
470,483	CHF	Westpac Banking Corp.	05/24/11	519		512		7
202,075	EUR	Barclays Bank plc	05/24/11	272		286		(14)
5,061,780	EUR	Deutsche Bank AG	05/24/11	6,851		7,167		(316)
150,000	EUR	Royal Bank of Canada	05/24/11	204		213		(9)
153,891	EUR	State Street Bank & Trust	05/24/11	215		218		(3)
165,293	EUR	Westpac Banking Corp.	05/24/11	225		234		(9)
2,535,859	GBP	Deutsche Bank AG	05/24/11	4,086		4,065		21
15,390,510	HKD	Deutsche Bank AG	05/24/11	1,977		1,979		(2)
20,190,075	JPY	Morgan Stanley	05/24/11	250		243		7
18,781,280	JPY	State Street Corp.	05/24/11	232		226		6
50,284,842	JPY	Westpac Banking Corp.	05/24/11	628		604		24
1,097,824	NOK	Deutsche Bank AG	05/24/11	189		198		(9)
				$18,974		$19,291		$(317)

#

For cross-currency exchange contracts, the settlement value is the U.S. Dollar market value at 03/31/11 of the currency being sold, and the value at 03/31/11 is the U.S. Dollar market value of the currency being purchased.

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

ADR	—	American Depositary Receipt
AUD	—	Australian Dollar
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
CMO	—	Collateralized Mortgage Obligation
CVA	—	Dutch Certification
EUR	—	Euro
GBP	—	British Pound
GDR	—	Global Depositary Receipt
GO	—	General Obligation
HKD	—	Hong Kong Dollar
IF	—	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of March 31, 2011. The rate may be subject to a cap and floor.
IO	—	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
JPY	—	Japanese Yen
NOK	—	Norwegian Krone
NVDR	—	Non Voting Depository Receipt
PO	—	Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.
REMICS	—	Real Estate Mortgage Investment Conduits
Rev.	—	Revenue
SEK	—	Swedish Krona
SGD	—	Singapore Dollar
STRIPS	—	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
SUB	—	Step-Up Bond. The interest rate shown is the rate in effect as of March 31, 2011.
TRY	—	New Turkish Lira
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of March 31, 2011.

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(d)	Defaulted Security.
(e)	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(f)	Security is fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The Fund owns fair valued securities with a value of less than $1,000 which amounts to less than 0.1% of total investments.
(g)	Amount rounds to less than 0.1%.
(h)	Amount rounds to less than one thousand (shares or dollars).
(i)	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(k)	All or a portion of this security is deposited with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(l)	The rate shown is the current yield as of March 31, 2011.
(m)	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.
(x)	Security is perpetual and, thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown reflects the next call date. The coupon rate shown is the rate in effect as of March 31, 2011.

As of March 31, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$100,926
Aggregate gross unrealized depreciation	(4,277)

Net unrealized appreciation/depreciation	$96,649

Federal income tax cost of investments	$558,879

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2011 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Common Stocks
Consumer Discretionary	$38,582	$7,520	$—		$46,102
Consumer Staples	16,671	8,588	—		25,259
Energy	34,915	10,474	—		45,389
Financials	49,128	20,470	—		69,598
Health Care	31,232	5,651	—		36,883
Industrials	28,907	14,389	—		43,296
Information Technology	53,213	7,386	—		60,599
Materials	14,668	6,503	—		21,171
Telecommunication Services	9,150	5,920	—		15,070
Utilities	8,906	5,674	—		14,580
Total Common Stocks	285,372	92,575	—		377,947
Preferred Stocks
Consumer Discretionary	—	1,190	—		1,190
Consumer Staples	345	—	—		345
Financials	995	—	—		995
Total Preferred Stocks	1,340	1,190	—		2,530
Debt Securities
Asset-Backed Securities	—	6,697	—		6,697
Collateralized Mortgage
Obligations	—	53,024	—		53,024
Commercial Mortgage-Backed
Securities	—	1,994	—		1,994
Corporate Bonds
Consumer Discretionary	—	4,396	—		4,396
Consumer Staples	—	3,312	—		3,312
Energy	—	3,283	—		3,283
Financials	—	22,232	—	(h)	22,232
Health Care	—	1,700	—		1,700
Industrials	—	2,592	—		2,592
Information Technology	—	1,383	—		1,383
Materials	—	1,366	—		1,366
Telecommunication Services	—	3,738	—		3,738
Utilities	—	5,835	—		5,835

Total Corporate Bonds	—	49,837	—	(h)	49,837

Foreign Government Securities	—	169	—		169
Mortgage Pass-Through Securities	—	5,611	—		5,611

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2011 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

Municipal Bonds	—	510	—		510
U.S. Government Agency Securities	—	109	—		109
U.S. Treasury Obligations	—	54,767	—		54,767
Investment Companies	83,534	—	—		83,534
Short-Term Investments
Investment Funds	18,799	—	—		18,799

Total Investments in Securities	$389,045	$266,483	$—	(h)	$655,528

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$689	—		$689
Futures Contracts	1,398	—	—		1,398

Total Appreciation in Other Financial Instruments	$1,398	$689	$—		$2,087

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(405)	$—		$(405)
Futures Contracts	(1,101)	—	—		(1,101)

Total Depreciation in Other Financial Instruments	$(1,101)	$(405)	$—		$(1,506)

There were no transfers between Levels 1 and 2 during the period ended March 31, 2011.

The following is a summary of investments for which significant unobservable inputs (Level 3) were used in determining fair value:

	Balance as of 12/31/10		Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net amortization (accretion)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of 03/31/11
Investments in Securities
Corporate Bonds - Financials	$—	(h)	$—	$—	$—	$—	$—	$—	$—	$—	(h)

1	Purchases include all purchases of securities and securities received in corporate actions.
2	Sales include all sales of securities, maturities, paydowns and securities tendered in a corporate action.

Transfers into, and out of, Level 3 are valued using values as of the beginning of the period.

JPMorgan Dynamic Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2011 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — 97.4%
Consumer Discretionary — 22.5%
	Hotels, Restaurants & Leisure — 6.3%
14	McDonald’s Corp.	1,037
21	Starwood Hotels & Resorts Worldwide, Inc.	1,212

		2,249

	Internet & Catalog Retail — 8.6%
10	Amazon.com, Inc. (a)	1,802
3	priceline.com, Inc. (a)	1,276

		3,078

	Media — 3.0%
22	DIRECTV, Class A (a)	1,047

	Specialty Retail — 1.5%
11	Bed Bath & Beyond, Inc. (a)	548

	Textiles, Apparel & Luxury Goods — 3.1%
12	Fossil, Inc. (a)	1,094

	Total Consumer Discretionary	8,016

Energy — 7.8%
	Energy Equipment & Services — 4.7%
21	National Oilwell Varco, Inc.	1,659

	Oil, Gas & Consumable Fuels — 3.1%
11	Occidental Petroleum Corp.	1,104

	Total Energy	2,763

Financials — 5.4%
	Commercial Banks — 1.5%
17	Wells Fargo & Co.	544

	Consumer Finance — 3.9%
27	Capital One Financial Corp.	1,399

	Total Financials	1,943

Health Care — 10.5%
	Biotechnology — 2.8%
17	Celgene Corp. (a)	985

	Health Care Providers & Services — 4.9%
31	Express Scripts, Inc. (a)	1,738

	Pharmaceuticals — 2.8%
13	Teva Pharmaceutical Industries Ltd., (Israel), ADR	636
8	Valeant Pharmaceuticals International, Inc., (Canada)	384

		1,020

	Total Health Care	3,743

Industrials — 13.1%
	Machinery — 7.0%
12	Cummins, Inc.	1,281
13	Parker Hannifin Corp.	1,208

		2,489

	Road & Rail — 6.1%
21	Kansas City Southern (a)	1,127
11	Union Pacific Corp.	1,056

		2,183

	Total Industrials	4,672

Information Technology — 34.5%
	Communications Equipment — 9.7%
6	F5 Networks, Inc. (a)	661
15	JDS Uniphase Corp. (a)	321
30	Juniper Networks, Inc. (a)	1,244
22	QUALCOMM, Inc.	1,227

		3,453

	Computers & Peripherals — 12.9%
10	Apple, Inc. (a)	3,312
31	EMC Corp. (a)	820
10	NetApp, Inc. (a)	473

		4,605

	Internet Software & Services — 3.8%
2	Google, Inc., Class A (a)	1,349

	IT Services — 5.9%
21	Cognizant Technology Solutions Corp., Class A (a)	1,673
2	MasterCard, Inc., Class A	442

		2,115

	Semiconductors & Semiconductor Equipment — 2.2%
27	ARM Holdings plc, (United Kingdom), ADR	763

	Total Information Technology	12,285

Materials — 3.6%
	Chemicals — 1.8%
5	CF Industries Holdings, Inc.	640

	Metals & Mining — 1.8%
12	Freeport-McMoRan Copper & Gold, Inc.	654

	Total Materials	1,294

	Total Common Stocks (Cost $33,663)	34,716

Short-Term Investment — 3.9%
	Investment Company — 3.9%
1,396	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.100% (b) (l) (m) (Cost $1,396)	1,396

	Total Investments — 101.3% (Cost $35,059)	36,112
	Liabilities in Excess of Other Assets — (1.3)%	(464)

	NET ASSETS — 100.0%	$35,648

Percentages indicated are based on net assets.

JPMorgan Dynamic Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

As OF MARCH 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

ADR	—	American Depositary Receipt

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	The rate shown is the current yield as of March 31, 2011.
(m)	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

As of March 31, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,480
Aggregate gross unrealized depreciation	(427)

Net unrealized appreciation/depreciation	$1,053

Federal income tax cost of investments	$35,059

JPMorgan Dynamic Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

As OF MARCH 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented in the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities #	$34,713	$1,399	$—	$36,112

There were no transfers between Levels 1 and 2 during the period ended March 31, 2011.

#	Portfolio holdings designated as Level 1 and Level 2 are disclosed individually in the SOI. Level 2 consists of two ADRs, the reported value of which is an evaluated price. Please refer to the SOI for industry specifics of the portfolio holdings.

JPMorgan Dynamic Small Cap Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2011 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — 97.9%
Consumer Discretionary — 14.5%
	Auto Components — 0.7%
82	Gentex Corp.	2,481

	Diversified Consumer Services — 1.5%
80	American Public Education, Inc. (a) (c)	3,239
41	Sotheby’s	2,141

		5,380
	Hotels, Restaurants & Leisure — 5.2%
78	BJ’s Restaurants, Inc. (a)	3,084
151	Bravo Brio Restaurant Group, Inc. (a)	2,668
119	Gaylord Entertainment Co. (a)	4,139
58	Life Time Fitness, Inc. (a)	2,175
357	Morgans Hotel Group Co. (a) (c)	3,502
67	Vail Resorts, Inc. (a) (c)	3,252

		18,820
	Media — 2.5%
32	Morningstar, Inc.	1,885
211	National CineMedia, Inc.	3,947
243	Regal Entertainment Group, Class A	3,275

		9,107
	Specialty Retail — 1.3%
85	hhgregg, Inc. (a) (c)	1,140
267	OfficeMax, Inc. (a)	3,450

		4,590
	Textiles, Apparel & Luxury Goods — 3.3%
111	CROCS, Inc. (a)	1,973
20	Deckers Outdoor Corp. (a)	1,710
98	Oxford Industries, Inc.	3,358
25	Under Armour, Inc., Class A (a) (c)	1,691
74	Vera Bradley, Inc. (a)	3,125

		11,857

	Total Consumer Discretionary	52,235

Energy — 4.8%
	Energy Equipment & Services — 2.5%
31	CARBO Ceramics, Inc. (c)	4,318
29	Dril-Quip, Inc. (a)	2,261
164	Global Geophysical Services, Inc. (a)	2,378

		8,957
	Oil, Gas & Consumable Fuels — 2.3%
14	Concho Resources, Inc. (a)	1,490
106	Forest Oil Corp. (a)	3,995
61	Petroleum Development Corp. (a)	2,913

		8,398

	Total Energy	17,355

Financials — 5.4%
	Capital Markets — 3.9%
35	Affiliated Managers Group, Inc. (a)	3,872
65	Cohen & Steers, Inc.	1,914
159	Financial Engines, Inc. (a)	4,371
19	Greenhill & Co., Inc.	1,263
244	PennantPark Investment Corp.	2,915

		14,335
	Commercial Banks — 1.0%
36	City National Corp.	2,077
27	Signature Bank (a)	1,528

		3,605
	Diversified Financial Services — 0.5%
47	MSCI, Inc., Class A (a)	1,734

	Total Financials	19,674

Health Care — 21.0%
	Biotechnology — 4.1%
59	Acorda Therapeutics, Inc. (a)	1,364
253	Ariad Pharmaceuticals, Inc. (a)	1,900
119	AVEO Pharmaceuticals, Inc. (a)	1,598
66	Cubist Pharmaceuticals, Inc. (a)	1,671
299	Halozyme Therapeutics, Inc. (a)	2,006
261	Idenix Pharmaceuticals, Inc. (a)	866
63	Onyx Pharmaceuticals, Inc. (a)	2,232
19	Pharmasset, Inc. (a)	1,519
65	Theravance, Inc. (a) (c)	1,584

		14,740
	Health Care Equipment & Supplies — 5.6%
328	DynaVox, Inc., Class A (a)	1,811
361	Imris, Inc., (Canada) (a)	2,621
234	Insulet Corp. (a) (c)	4,815
86	Masimo Corp.	2,857
157	MELA Sciences, Inc. (a) (c)	551
202	Syneron Medical Ltd., (Israel) (a)	2,633
98	Thoratec Corp. (a)	2,530
130	Tornier B.V., (Netherlands) (a)	2,415

		20,233
	Health Care Providers & Services — 4.5%
251	Emeritus Corp. (a) (c)	6,398
40	ePocrates, Inc. (a) (c)	787
144	Health Net, Inc. (a)	4,699
118	Healthspring, Inc. (a)	4,396

		16,280
	Health Care Technology — 2.8%
192	MedAssets, Inc. (a)	2,930
319	Omnicell, Inc. (a)	4,863
169	Vital Images, Inc. (a)	2,285

		10,078
	Life Sciences Tools & Services — 2.0%
223	Bruker Corp. (a)	4,656
242	Enzo Biochem, Inc. (a) (c)	1,012
104	Fluidigm Corp. (a)	1,485

		7,153
	Pharmaceuticals — 2.0%
138	Aegerion Pharmaceuticals, Inc. (a) (c)	2,280
99	Cumberland Pharmaceuticals, Inc. (a) (c)	546
55	Impax Laboratories, Inc. (a)	1,393
183	Nektar Therapeutics (a)	1,736
71	ViroPharma, Inc. (a)	1,418

		7,373

	Total Health Care	75,857

JPMorgan Dynamic Small Cap Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Industrials — 22.6%
	Aerospace & Defense — 2.6%
126	DigitalGlobe, Inc. (a)	3,534
94	HEICO Corp. (c)	5,874

		9,408
	Building Products — 3.2%
69	Lennox International, Inc.	3,628
103	Simpson Manufacturing Co., Inc. (c)	3,020
148	Trex Co., Inc. (a)	4,833

		11,481
	Commercial Services & Supplies — 0.7%
95	GEO Group, Inc. (The) (a)	2,433

	Electrical Equipment — 4.9%
77	Acuity Brands, Inc.	4,479
134	EnerSys (a)	5,311
182	Generac Holdings, Inc. (a)	3,697
95	General Cable Corp. (a)	4,131

		17,618
	Industrial Conglomerates — 1.2%
95	Carlisle Cos., Inc.	4,219

	Machinery — 3.7%
109	Graco, Inc.	4,958
44	Middleby Corp. (a)	4,083
67	Wabtec Corp.	4,518

		13,559
	Professional Services — 1.8%
53	Corporate Executive Board Co. (The)	2,133
163	Heidrick & Struggles International, Inc.	4,539

		6,672
	Road & Rail — 3.6%
351	Avis Budget Group, Inc. (a)	6,286
104	Marten Transport Ltd.	2,317
130	Old Dominion Freight Line, Inc. (a)	4,574

		13,177
	Trading Companies & Distributors — 0.9%
157	Rush Enterprises, Inc., Class A (a)	3,111

	Total Industrials	81,678

Information Technology — 27.6%
	Communications Equipment — 3.0%
70	Aruba Networks, Inc. (a)	2,362
33	Finisar Corp. (a)	809
73	Ixia (a)	1,157
108	Riverbed Technology, Inc. (a)	4,075
63	ViaSat, Inc. (a) (c)	2,504

		10,907
	Internet Software & Services — 5.3%
58	Cornerstone OnDemand, Inc. (a)	1,050
157	DealerTrack Holdings, Inc. (a)	3,593
185	Envestnet, Inc. (a)	2,493
114	IntraLinks Holdings, Inc. (a)	3,052
89	LogMeIn, Inc. (a) (c)	3,738
122	Rackspace Hosting, Inc. (a)	5,209

		19,135
	IT Services — 0.2%
51	ServiceSource International, Inc. (a) (c)	620

	Semiconductors & Semiconductor Equipment — 6.7%
74	Cavium Networks, Inc. (a)	3,308
60	Cymer, Inc. (a)	3,395
65	Hittite Microwave Corp. (a)	4,113
145	Inphi Corp. (a)	3,039
96	Mellanox Technologies Ltd., (Israel) (a)	2,431
301	TriQuint Semiconductor, Inc. (a)	3,883
81	Varian Semiconductor Equipment Associates, Inc. (a)	3,920

		24,089
	Software — 12.4%
112	Blackboard, Inc. (a) (c)	4,051
49	BroadSoft, Inc. (a)	2,358
53	Concur Technologies, Inc. (a) (c)	2,944
82	Fortinet, Inc. (a)	3,626
114	NetSuite, Inc. (a) (c)	3,315
218	Nuance Communications, Inc. (a)	4,264
103	RealD, Inc. (a) (c)	2,817
121	RealPage, Inc. (a)	3,366
201	SolarWinds, Inc. (a)	4,710
134	Sourcefire, Inc. (a) (c)	3,678
148	Taleo Corp., Class A (a)	5,269
164	TIBCO Software, Inc. (a)	4,482

		44,880

	Total Information Technology	99,631

Materials — 1.7%
	Chemicals — 1.0%
111	Innospec, Inc. (a)	3,539

	Metals & Mining — 0.7%
159	Commercial Metals Co.	2,749

	Total Materials	6,288

Telecommunication Services — 0.3%
	Diversified Telecommunication Services — 0.3%
104	Cbeyond, Inc. (a) (c)	1,210

	Total Common Stocks (Cost $263,335)	353,928

Short-Term Investment — 3.1%
	Investment Company — 3.1%
11,185	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.100% (b) (l) (m) (Cost $11,185)	11,185

Investments of Cash Collateral for Securities on Loan — 7.4%
	Investment Company — 7.4%
26,854	JPMorgan Prime Money Market Fund, Capital Shares, 0.130% (b) (l) (Cost $26,854)	26,854

JPMorgan Dynamic Small Cap Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
	Total Investments — 108.4%
	(Cost $301,374)	391,967
	Liabilities in Excess of Other Assets — (8.4)%	(30,359)

	NET ASSETS — 100.0%	$361,608

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

As of March 31, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$95,192
Aggregate gross unrealized depreciation	(4,599)

Net unrealized appreciation/depreciation	$90,593

Federal income tax cost of investments	$301,374

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(c)	Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.
(l)	The rate shown is the current yield as of March 31, 2011.
(m)	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

JPMorgan Dynamic Small Cap Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities #	$391,967	$—	$—	$391,967

#	All portfolio holdings designated as Level 1 are disclosed individually in the SOI. Please refer to the SOI for industry specifics of the portfolio holdings.

There were no transfers between levels 1 and 2 during the period ended March 31, 2011.

JPMorgan Growth & Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2011 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — 99.2%
Consumer Discretionary — 16.1%
	Hotels, Restaurants & Leisure — 1.8%
33	McDonald’s Corp.	2,488
69	Yum! Brands, Inc.	3,550

		6,038

	Household Durables — 1.4%
54	Fortune Brands, Inc.	3,342
67	Lennar Corp., Class A	1,221

		4,563

	Internet & Catalog Retail — 0.5%
79	Expedia, Inc.	1,790

	Media — 5.2%
139	Comcast Corp., Class A	3,426
156	Gannett Co., Inc.	2,368
50	McGraw-Hill Cos., Inc. (The)	1,958
72	Omnicom Group, Inc.	3,552
83	Time Warner, Inc.	2,949
67	Walt Disney Co. (The)	2,892

		17,145

	Multiline Retail — 0.8%
57	Nordstrom, Inc.	2,545

	Specialty Retail — 5.0%
10	AutoZone, Inc. (a)	2,599
199	Gap, Inc. (The)	4,516
111	Home Depot, Inc.	4,095
36	Tiffany & Co.	2,206
59	TJX Cos., Inc.	2,949

		16,365

	Textiles, Apparel & Luxury Goods — 1.4%
32	NIKE, Inc., Class B	2,453
21	V.F. Corp.	2,039

		4,492

	Total Consumer Discretionary	52,938

Consumer Staples — 6.7%
	Food & Staples Retailing — 2.3%
95	Walgreen Co.	3,809
73	Wal-Mart Stores, Inc.	3,821

		7,630

	Food Products — 2.2%
65	General Mills, Inc.	2,383
45	JM Smucker Co. (The)	3,212
26	Mead Johnson Nutrition Co.	1,523

		7,118

	Household Products — 0.9%
50	Procter & Gamble Co. (The)	3,052

	Tobacco — 1.3%
64	Philip Morris International, Inc.	4,194

	Total Consumer Staples	21,994

Energy — 15.8%
	Oil, Gas & Consumable Fuels — 15.8%
75	Chevron Corp.	8,009
105	ConocoPhillips	8,367
118	Devon Energy Corp.	10,856
142	El Paso Corp.	2,562
76	EQT Corp.	3,807
99	Exxon Mobil Corp.	8,336
60	Marathon Oil Corp.	3,220
81	Teekay Corp., (Canada)	3,006
121	Williams Cos., Inc. (The)	3,767

	Total Energy	51,930

Financials — 25.9%
	Capital Markets — 5.6%
23	Affiliated Managers Group, Inc. (a)	2,472
108	Charles Schwab Corp. (The)	1,940
18	Goldman Sachs Group, Inc. (The)	2,853
133	Invesco Ltd.	3,405
61	Northern Trust Corp.	3,075
70	T. Rowe Price Group, Inc.	4,669

		18,414

	Commercial Banks — 6.6%
73	BB&T Corp.	2,007
35	M&T Bank Corp.	3,061
214	U.S. Bancorp	5,643
353	Wells Fargo & Co.	11,177

		21,888

	Consumer Finance — 1.7%
122	American Express Co.	5,532

	Diversified Financial Services — 3.6%
392	Bank of America Corp.	5,224
1,485	Citigroup, Inc. (a)	6,562

		11,786

	Insurance — 6.2%
17	Arch Capital Group Ltd., (Bermuda) (a)	1,706
86	Loews Corp.	3,701
85	MetLife, Inc.	3,811
54	Prudential Financial, Inc.	3,307
43	Transatlantic Holdings, Inc.	2,069
28	Travelers Cos., Inc. (The)	1,636
55	Validus Holdings Ltd., (Bermuda)	1,844
89	XL Group plc, (Ireland)	2,187

		20,261

	Real Estate Management & Development — 1.9%
97	Brookfield Asset Management, Inc., (Canada), Class A	3,152
170	Brookfield Properties Corp. (c)	3,014

		6,166

	Thrifts & Mortgage Finance — 0.3%
93	People’s United Financial, Inc.	1,169

	Total Financials	85,216

Health Care — 9.2%
	Health Care Equipment & Supplies — 2.0%
38	Baxter International, Inc.	2,038
20	Becton, Dickinson & Co.	1,576
55	Covidien plc, (Ireland)	2,853

		6,467

JPMorgan Growth & Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
	Health Care Providers & Services — 2.2%
150	Lincare Holdings, Inc.	4,446
65	UnitedHealth Group, Inc.	2,947

		7,393

	Pharmaceuticals — 5.0%
28	Abbott Laboratories	1,388
57	Johnson & Johnson	3,360
124	Merck & Co., Inc.	4,079
37	Novartis AG, (Switzerland), ADR	1,995
272	Pfizer, Inc.	5,532

		16,354

	Total Health Care	30,214

Industrials — 9.6%
	Aerospace & Defense — 4.1%
71	Honeywell International, Inc.	4,227
23	L-3 Communications Holdings, Inc.	1,770
88	United Technologies Corp.	7,415

		13,412

	Electrical Equipment — 1.7%
40	Cooper Industries plc	2,577
51	Emerson Electric Co.	2,974

		5,551

	Industrial Conglomerates — 3.0%
28	3M Co.	2,581
363	General Electric Co.	7,282

		9,863

	Machinery — 0.8%
25	Caterpillar, Inc.	2,817

	Total Industrials	31,643

Information Technology — 8.3%
	Communications Equipment — 1.7%
117	Cisco Systems, Inc.	2,010
64	QUALCOMM, Inc.	3,492

		5,502

	Computers & Peripherals — 2.3%
17	Apple, Inc. (a)	5,819
42	Hewlett-Packard Co.	1,733

		7,552

	Electronic Equipment, Instruments & Components — 0.6%
58	TE Connectivity Ltd., (Switzerland)	2,010

	Internet Software & Services — 0.5%
96	Yahoo!, Inc. (a)	1,605

	IT Services — 0.9%
19	International Business Machines Corp.	3,082

	Software — 2.3%
295	Microsoft Corp.	7,479

	Total Information Technology	27,230

Materials — 2.3%
	Chemicals — 1.7%
58	Dow Chemical Co. (The)	2,193
62	E.l. du Pont de Nemours & Co.	3,392

		5,585

	Containers & Packaging — 0.6%
60	Bemis Co., Inc.	1,982

	Total Materials	7,567

Telecommunication Services — 2.8%
	Diversified Telecommunication Services — 2.8%
125	AT&T, Inc.	3,825
140	Verizon Communications, Inc.	5,377

	Total Telecommunication Services	9,202

Utilities — 2.5%
	Gas Utilities — 0.5%
30	Energen Corp.	1,862

	Multi-Utilities — 2.0%
149	CMS Energy Corp.	2,923
47	PG&E Corp.	2,085
30	Sempra Energy	1,578

		6,586

	Total Utilities	8,448

	Total Common Stocks (Cost $234,156)	326,382

Short-Term Investment — 1.0%
	Investment Company — 1.0%
3,186	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.100% (b) (l) (m) (Cost $3,186)	3,186

Investments of Cash Collateral for Securities on Loan — 0.8%
	Investment Company — 0.8%
2,758	JPMorgan Prime Money Market Fund, Capital Shares, 0.130% (b) (l) (Cost $2,758)	2,758

	Total Investments — 101.0% (Cost $240,100)	332,326
	Liabilities in Excess of Other Assets — (1.0)%	(3,203)

	NET ASSETS — 100.0%	$329,123

Percentages indicated are based on net assets.

JPMorgan Growth & Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

ADR — American Depositary Receipt

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(c)	Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.
(l)	The rate shown is the current yield as of March 31, 2011.
(m)	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

As of March 31, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$95,064
Aggregate gross unrealized depreciation	(2,838)

Net unrealized appreciation/depreciation	$92,226

Federal income tax cost of investments	$240,100

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities #	$330,331	$1,995	$—	$332,326

There were no significant transfers into and out of Levels 1 and 2 during the period ended March 31, 2011.

#	Portfolio holdings designated as Level 1 and Level 2 are disclosed individually in the SOI. Level 2 consists of an ADR, the reported value of which is an evaluated price. Please refer to the SOI for industry specifics of the portfolio holdings.

JPMorgan Intrepid America Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2011 (Unaudited)

(Amounts in thousands, except number of contracts)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — 96.3%
Consumer Discretionary — 10.2%
	Auto Components — 0.4%
107	TRW Automotive Holdings Corp. (a)	5,904

	Automobiles — 1.3%
890	Ford Motor Co. (a)	13,273
252	General Motors Co. (a)	7,804

		21,077

	Diversified Consumer Services — 0.9%
133	Sotheby’s	6,970
103	Weight Watchers International, Inc.	7,234

		14,204

	Hotels, Restaurants & Leisure — 0.9%
138	Darden Restaurants, Inc.	6,765
239	Wyndham Worldwide Corp.	7,590

		14,355

	Household Durables — 0.3%
52	Whirlpool Corp.	4,439

	Internet & Catalog Retail — 0.2%
17	Amazon.com, Inc. (a)	3,062

	Media — 4.1%
841	CBS Corp., Class B	21,064
416	Gannett Co., Inc. (c)	6,333
78	Time Warner Cable, Inc.	5,536
354	Time Warner, Inc.	12,642
420	Viacom, Inc., Class B	19,520

		65,095

	Multiline Retail — 0.4%
284	Macy’s, Inc.	6,885

	Specialty Retail — 1.3%
25	AutoZone, Inc. (a)	6,921
191	Limited Brands, Inc.	6,270
172	Signet Jewelers Ltd., (Bermuda) (a)	7,897

		21,088

	Textiles, Apparel & Luxury Goods — 0.4%
78	Deckers Outdoor Corp. (a)	6,711

	Total Consumer Discretionary	162,820

Consumer Staples — 7.5%
	Beverages — 0.6%
208	Constellation Brands, Inc., Class A (a)	4,216
116	Molson Coors Brewing Co., Class B	5,444

		9,660

	Food & Staples Retailing — 2.3%
596	Kroger Co. (The)	14,291
184	Walgreen Co.	7,378
298	Wal-Mart Stores, Inc.	15,521

		37,190

	Food Products — 0.8%
288	Smithfield Foods, Inc. (a)	6,922
338	Tyson Foods, Inc., Class A	6,484

		13,406

	Household Products — 1.3%
102	Energizer Holdings, Inc. (a)	7,244
209	Kimberly-Clark Corp.	13,622

		20,866

	Personal Products — 0.4%
85	Herbalife Ltd., (Cayman Islands)	6,883

	Tobacco — 2.1%
121	Lorillard, Inc.	11,458
329	Philip Morris International, Inc.	21,593

		33,051

	Total Consumer Staples	121,056

Energy — 13.6%
	Energy Equipment & Services — 2.3%
156	Baker Hughes, Inc.	11,419
239	National Oilwell Varco, Inc.	18,969
150	Rowan Cos., Inc. (a)	6,636

		37,024

	Oil, Gas & Consumable Fuels — 11.3%
53	Anadarko Petroleum Corp.	4,325
131	Apache Corp.	17,085
403	Chevron Corp.	43,262
165	ConocoPhillips	13,209
622	Exxon Mobil Corp.	52,325
149	Marathon Oil Corp.	7,927
166	Occidental Petroleum Corp.	17,298
801	Valero Energy Corp.	23,886

		179,317

	Total Energy	216,341

Financials — 16.7%
	Capital Markets — 2.3%
327	Ameriprise Financial, Inc.	19,997
109	Goldman Sachs Group, Inc. (The)	17,339

		37,336

	Commercial Banks — 3.4%
1,080	Huntington Bancshares, Inc.	7,169
319	PNC Financial Services Group, Inc.	20,106
532	SunTrust Banks, Inc.	15,346
344	Wells Fargo & Co.	10,891

		53,512

	Consumer Finance — 1.8%
549	Capital One Financial Corp.	28,547

	Diversified Financial Services — 3.3%
1,541	Bank of America Corp.	20,547
7,305	Citigroup, Inc. (a)	32,286

		52,833

	Insurance — 4.0%
92	ACE Ltd., (Switzerland)	5,920
159	Endurance Specialty Holdings Ltd., (Bermuda)	7,758
103	Hartford Financial Services Group, Inc.	2,779
254	Lincoln National Corp.	7,615

JPMorgan Intrepid America Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2011 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

SHARES	SECURITY DESCRIPTION	VALUE ($)
	Insurance — Continued
296	MetLife, Inc.	13,240
248	Protective Life Corp.	6,574
331	Prudential Financial, Inc.	20,383

		64,269

	Real Estate Investment Trusts (REITs) — 1.9%
337	Annaly Capital Management, Inc.	5,877
69	Digital Realty Trust, Inc. (c)	4,029
206	HCP, Inc.	7,816
118	Health Care REIT, Inc.	6,167
61	Simon Property Group, Inc.	6,584

		30,473

	Total Financials	266,970

Health Care — 10.8%
	Biotechnology — 1.8%
219	Amgen, Inc. (a)	11,716
241	Biogen Idec, Inc. (a)	17,665

		29,381

	Health Care Equipment & Supplies — 1.0%
104	Cooper Cos., Inc. (The)	7,251
135	Kinetic Concepts, Inc. (a) (c)	7,330
50	Medtronic, Inc.	1,956

		16,537

	Health Care Providers & Services — 3.2%
103	AMERIGROUP Corp. (a)	6,598
97	Humana, Inc. (a)	6,805
655	UnitedHealth Group, Inc.	29,597
146	Universal Health Services, Inc., Class B	7,214

		50,214

	Life Sciences Tools & Services — 0.7%
73	Agilent Technologies, Inc. (a)	3,265
149	Thermo Fisher Scientific, Inc. (a)	8,288

		11,553

	Pharmaceuticals — 4.1%
171	Endo Pharmaceuticals Holdings, Inc. (a)	6,541
366	Merck & Co., Inc.	12,065
1,980	Pfizer, Inc.	40,215
268	Warner Chilcott plc, (Ireland), Class A	6,227

		65,048

	Total Health Care	172,733

Industrials — 10.2%
	Aerospace & Defense — 2.5%
182	General Dynamics Corp.	13,949
427	Honeywell International, Inc.	25,514

		39,463

	Air Freight & Logistics — 0.4%
90	United Parcel Service, Inc., Class B	6,696

	Airlines — 0.7%
105	Alaska Air Group, Inc. (a)	6,640
213	United Continental Holdings, Inc. (a)	4,897

		11,537

	Commercial Services & Supplies — 0.4%
287	R.R. Donnelley & Sons Co.	5,434

	Construction & Engineering — 0.5%
186	KBR, Inc.	7,033

	Industrial Conglomerates — 1.4%
500	Tyco International Ltd., (Switzerland)	22,376

	Machinery — 3.4%
160	Cummins, Inc.	17,583
41	Joy Global, Inc.	4,041
276	Parker Hannifin Corp.	26,113
128	Timken Co.	6,674

		54,411

	Road & Rail — 0.9%
215	Norfolk Southern Corp.	14,921

	Total Industrials	161,871

Information Technology — 17.8%
	Communications Equipment — 1.3%
41	F5 Networks, Inc. (a)	4,226
126	Harris Corp.	6,259
179	QUALCOMM, Inc.	9,793

		20,278

	Computers & Peripherals — 4.7%
166	Apple, Inc. (a)	57,843
322	EMC Corp. (a)	8,552
86	Lexmark International, Inc., Class A (a) (c)	3,200
107	SanDisk Corp. (a)	4,950
56	Seagate Technology plc, (Ireland) (a)	812

		75,357

	Electronic Equipment, Instruments & Components — 0.2%
176	Vishay Intertechnology, Inc. (a)	3,119

	Internet Software & Services — 0.4%
205	IAC/InterActiveCorp. (a)	6,329

	IT Services — 4.1%
89	Alliance Data Systems Corp. (a) (c)	7,601
302	International Business Machines Corp.	49,288
143	VeriFone Systems, Inc. (a)	7,858

		64,747

	Office Electronics — 1.4%
2,162	Xerox Corp.	23,020

	Semiconductors & Semiconductor Equipment — 2.6%
288	Applied Materials, Inc.	4,495
161	Avago Technologies Ltd., (Singapore)	4,992
379	Intersil Corp., Class A (c)	4,721
252	Marvell Technology Group Ltd., (Bermuda) (a)	3,920
148	Novellus Systems, Inc. (a)	5,477
261	NVIDIA Corp. (a)	4,814
375	Xilinx, Inc.	12,307

JPMorgan Intrepid America Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2011 (Unaudited)(continued)

(Amounts in thousands, except number of contracts)

SHARES	SECURITY DESCRIPTION	VALUE ($)
	Semiconductors & Semiconductor Equipment — Continued

		40,726

	Software — 3.1%
925	Microsoft Corp.	23,448
800	Oracle Corp.	26,702

		50,150

	Total Information Technology	283,726

Materials — 4.5%
	Chemicals — 2.5%
308	E.l. du Pont de Nemours & Co.	16,920
76	Eastman Chemical Co.	7,588
163	PPG Industries, Inc.	15,557

		40,065

	Metals & Mining — 2.0%
56	Cliffs Natural Resources, Inc.	5,464
461	Freeport-McMoRan Copper & Gold, Inc.	25,603

		31,067

	Total Materials	71,132

Telecommunication Services — 3.0%
	Diversified Telecommunication Services — 3.0%
473	AT&T, Inc.	14,468
418	CenturyLink, Inc.	17,357
66	Frontier Communications Corp.	545
386	Verizon Communications, Inc.	14,884

	Total Telecommunication Services	47,254

Utilities — 2.0%
	Electric Utilities — 1.0%
462	American Electric Power Co., Inc.	16,240

	Multi-Utilities — 1.0%
296	Sempra Energy	15,841

	Total Utilities	32,081

	Total Common Stocks (Cost $1,182,967)	1,535,984

Short-Term Investment — 2.8%
	Investment Company — 2.8%
44,979	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.100% (b) (l) (m) (Cost $44,979)	44,979

Investment of Cash Collateral for Securities on Loan — 1.6%
	Investment Company — 1.6%
25,362	JPMorgan Prime Money Market Fund, Capital Shares, 0.130% (b) (l) (Cost $25,362)	25,362
	Total Investments — 100.7% (Cost $1,253,308)	1,606,325
	Liabilities in Excess of Other
	Assets — (0.7)%	(10,955)

	NET ASSETS — 100.0%	$1,595,370

Percentages indicated are based on net assets.

JPMorgan Intrepid America Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2011 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 03/31/11	UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
875	E-mini S&P 500	06/17/11	$57,794	$775

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(c)	Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.
(l)	The rate shown is the current yield as of March 31, 2011.
(m)	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

As of March 31, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$359,269
Aggregate gross unrealized depreciation	(6,252)

Net unrealized appreciation/depreciation	$353,017

Federal income tax cost of investments	$1,253,308

JPMorgan Intrepid America Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2011 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities #	$1,606,325	$—	$—	$1,606,325
Appreciation in Other Financial Instruments
Futures Contracts	$775	$—	$—	$775

#	All portfolio holdings designated as Level 1 are disclosed individually in the SOI. Please refer to the SOI for industry specifics of the portfolio holdings.

There were no transfers between Levels 1 and 2 during the period ended March 31, 2011.

JPMorgan Intrepid Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2011 (Unaudited)

(Amounts in thousands, except number of contracts)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — 97.3%
Consumer Discretionary — 14.7%
	Auto Components — 0.4%
46	TRW Automotive Holdings Corp. (a)	2,523

	Automobiles — 1.8%
585	Ford Motor Co. (a)	8,720
117	General Motors Co. (a)	3,624

		12,344

	Diversified Consumer Services — 0.3%
33	Weight Watchers International, Inc.	2,327

	Hotels, Restaurants & Leisure — 2.9%
65	Las Vegas Sands Corp. (a)	2,757
95	Wyndham Worldwide Corp.	3,032
90	Wynn Resorts Ltd.	11,503
47	Yum! Brands, Inc.	2,415

		19,707

	Household Durables — 0.7%
26	Stanley Black & Decker, Inc.	1,992
56	Tempur-Pedic International, Inc. (a)	2,842

		4,834

	Internet & Catalog Retail — 3.3%
55	Amazon.com, Inc. (a)	9,943
15	NetFlix, Inc. (a)	3,465
17	priceline.com, Inc. (a)	8,812

		22,220

	Media — 2.5%
397	CBS Corp., Class B	9,931
107	DIRECTV, Class A (a)	5,003
157	Gannett Co., Inc. (c)	2,397

		17,331

	Multiline Retail — 0.5%
132	Macy’s, Inc.	3,205

	Specialty Retail — 1.3%
10	AutoZone, Inc. (a)	2,763
82	Limited Brands, Inc.	2,679
68	Signet Jewelers Ltd., (Bermuda) (a)	3,148

		8,590

	Textiles, Apparel & Luxury Goods — 1.0%
35	Deckers Outdoor Corp. (a)	3,024
17	Fossil, Inc. (a)	1,583
37	Phillips-Van Heusen Corp.	2,425

		7,032

	Total Consumer Discretionary	100,113

Consumer Staples — 8.5%
	Beverages — 0.2%
83	Constellation Brands, Inc., Class A (a)	1,677

	Food & Staples Retailing — 2.1%
109	Walgreen Co.	4,359
189	Wal-Mart Stores, Inc.	9,817

		14,176

	Food Products — 0.8%
124	Smithfield Foods, Inc. (a)	2,979
112	Tyson Foods, Inc., Class A	2,153

		5,132

	Household Products — 1.2%
59	Colgate-Palmolive Co.	4,773
49	Kimberly-Clark Corp.	3,211

		7,984

	Personal Products — 0.5%
45	Herbalife Ltd., (Cayman Islands)	3,669

	Tobacco — 3.7%
46	Lorillard, Inc.	4,361
313	Philip Morris International, Inc.	20,516

		24,877

	Total Consumer Staples	57,515

Energy — 12.7%
	Energy Equipment & Services — 2.0%
79	Baker Hughes, Inc.	5,801
70	National Oilwell Varco, Inc.	5,533
49	Rowan Cos., Inc. (a)	2,169

		13,503

	Oil, Gas & Consumable Fuels — 10.7%
38	Apache Corp.	4,936
86	Chevron Corp.	9,196
54	ConocoPhillips	4,336
440	Exxon Mobil Corp.	37,000
64	Marathon Oil Corp.	3,396
67	Occidental Petroleum Corp.	7,038
224	Valero Energy Corp.	6,692

		72,594

	Total Energy	86,097

Financials — 6.8%
	Capital Markets — 1.9%
164	Ameriprise Financial, Inc.	10,011
38	Stifel Financial Corp. (a)	2,721

		12,732

	Commercial Banks — 0.4%
107	SunTrust Banks, Inc.	3,077

	Consumer Finance — 1.3%
172	Capital One Financial Corp.	8,942

	Diversified Financial Services — 0.2%
290	Citigroup, Inc. (a)	1,283

	Insurance — 1.8%
96	Lincoln National Corp.	2,869
130	MetLife, Inc.	5,797
50	Protective Life Corp.	1,328
36	Prudential Financial, Inc.	2,229

		12,223

	Real Estate Investment Trusts (REITs) — 0.8%
349	Chimera Investment Corp.	1,381
29	Digital Realty Trust, Inc. (c)	1,704
24	Simon Property Group, Inc.	2,557

		5,642

JPMorgan Intrepid Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2011 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

SHARES	SECURITY DESCRIPTION	VALUE ($)
	Thrifts & Mortgage Finance — 0.4%
202	People’s United Financial, Inc.	2,535

	Total Financials	46,434

Health Care — 8.5%
	Biotechnology — 1.3%
42	Amgen, Inc. (a)	2,223
86	Biogen Idec, Inc. (a)	6,334

		8,557

	Health Care Equipment & Supplies — 1.9%
39	Cooper Cos., Inc. (The)	2,736
21	Hill-Rom Holdings, Inc.	779
84	Medtronic, Inc.	3,297
73	St. Jude Medical, Inc.	3,727
43	Zimmer Holdings, Inc. (a)	2,603

		13,142

	Health Care Providers & Services — 2.0%
38	Humana, Inc. (a)	2,651
172	UnitedHealth Group, Inc.	7,779
61	Universal Health Services, Inc.,
	Class B	3,009

		13,439

	Health Care Technology — 0.5%
56	SXC Health Solutions Corp. (a)	3,080

	Life Sciences Tools & Services — 0.8%
39	Agilent Technologies, Inc. (a)	1,733
51	Illumina, Inc. (a)	3,587

		5,320

	Pharmaceuticals — 2.0%
73	Endo Pharmaceuticals Holdings, Inc. (a)	2,789
436	Pfizer, Inc.	8,851
96	Warner Chilcott plc, (Ireland), Class A (c)	2,241

		13,881

	Total Health Care	57,419

Industrials — 11.8%
	Aerospace & Defense — 2.7%
65	General Dynamics Corp.	4,954
178	Honeywell International, Inc.	10,652
33	TransDigm Group, Inc. (a)	2,758

		18,364

	Air Freight & Logistics — 0.6%
56	United Parcel Service, Inc., Class B	4,191

	Airlines — 1.0%
44	Alaska Air Group, Inc. (a)	2,803
217	Delta Air Lines, Inc. (a)	2,126
86	United Continental Holdings, Inc. (a)	1,977

		6,906

	Commercial Services & Supplies — 0.3%
115	R.R. Donnelley & Sons Co.	2,178

	Construction & Engineering — 0.4%
69	KBR, Inc.	2,610

	Electrical Equipment — 1.0%
115	Emerson Electric Co.	6,690

	Industrial Conglomerates — 1.0%
148	Tyco International Ltd., (Switzerland)	6,626

	Machinery — 4.8%
75	Cummins, Inc.	8,233
33	Eaton Corp.	1,835
36	Gardner Denver, Inc.	2,805
29	Joy Global, Inc.	2,875
113	Parker Hannifin Corp.	10,661
64	Timken Co.	3,352
47	WABCO Holdings, Inc. (a)	2,885

		32,646

	Total Industrials	80,211

Information Technology — 29.1%
	Communications Equipment — 2.6%
25	Acme Packet, Inc. (a)	1,746
21	F5 Networks, Inc. (a)	2,195
49	Harris Corp.	2,430
156	QUALCOMM, Inc.	8,575
65	Riverbed Technology, Inc. (a)	2,455

		17,401

	Computers & Peripherals — 8.7%
116	Apple, Inc. (a)	40,368
159	Dell, Inc. (a)	2,304
330	EMC Corp. (a)	8,762
33	Lexmark International, Inc., Class A (a) (c)	1,204
73	NetApp, Inc. (a) (c)	3,517
72	SanDisk Corp. (a)	3,309

		59,464

	Internet Software & Services — 0.4%
86	IAC/InterActiveCorp. (a)	2,644

	IT Services — 6.8%
37	Alliance Data Systems Corp. (a) (c)	3,182
182	International Business Machines Corp.	29,752
60	VeriFone Systems, Inc. (a)	3,281
492	Western Union Co. (The)	10,227

		46,442

	Office Electronics — 0.3%
218	Xerox Corp.	2,316

	Semiconductors & Semiconductor Equipment — 3.6%
200	Applied Materials, Inc.	3,130
88	Avago Technologies Ltd., (Singapore)	2,749
245	Intersil Corp., Class A (c)	3,049
168	Marvell Technology Group Ltd., (Bermuda) (a)	2,615
95	Novellus Systems, Inc. (a)	3,522
144	NVIDIA Corp. (a)	2,664
197	Xilinx, Inc.	6,475

		24,204

JPMorgan Intrepid Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2011 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

SHARES	SECURITY DESCRIPTION	VALUE ($)
	Software — 6.7%
66	Fortinet, Inc. (a)	2,882
814	Microsoft Corp.	20,632
660	Oracle Corp.	22,027

		45,541

	Total Information Technology	198,012

Materials — 4.7%
	Chemicals — 2.5%
48	E.l. du Pont de Nemours & Co.	2,616
15	Eastman Chemical Co.	1,480
116	PPG Industries, Inc.	11,073
56	Solutia, Inc. (a)	1,415

		16,584

	Metals & Mining — 2.2%
15	Cliffs Natural Resources, Inc.	1,494
247	Freeport-McMoRan Copper & Gold, Inc.	13,715

		15,209

	Total Materials	31,793

Telecommunication Services — 0.5%
	Diversified Telecommunication Services — 0.5%
83	CenturyLink, Inc.	3,438

	Total Common Stocks (Cost $520,997)	661,032

Short-Term Investment — 4.6%
	Investment Company — 4.6%
31,359	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.100% (b) (l) (m) (Cost $31,359)	31,359

Investment of Cash Collateral for Securities on Loan — 2.0%
	Investment Company — 2.0%
13,619	JPMorgan Prime Money Market Fund, Capital Shares, 0.130% (b) (l) (Cost $13,619)	13,619

	Total Investments — 103.9%
	(Cost $565,975)	706,010
	Liabilities in Excess of Other Assets — (3.9)%	(26,764)

	NET ASSETS — 100.0% $	$679,246

Percentages indicated are based on net assets.

JPMorgan Intrepid Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2011 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 03/31/11	UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
250	E-mini S&P 500	06/17/11	$16,513	$473

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(c)	Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.
(l)	The rate shown is the current yield as of March 31, 2011.
(m)	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

As of March 31, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$143,211
Aggregate gross unrealized depreciation	(3,176)

Net unrealized appreciation/depreciation	$140,035

Federal income tax cost of investments	$565,975

JPMorgan Intrepid Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2011 (Unaudited)(continued)

(Amounts in thousands, except number of contracts)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities #	$706,010	$—	$—	$706,010
Appreciation in Other Financial Instruments
Futures Contracts	$473	$—	$—	$473

#	All portfolio holdings designated as Level 1 are disclosed individually in the SOI. Please refer to the SOI for industry specifics of the portfolio holdings.

There were no transfers between Levels 1 and 2 during the period ended March 31, 2011.

JPMorgan Intrepid Multi Cap Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE ($)
Common Stocks — 96.5%
Consumer Discretionary — 10.7%
		Auto Components — 1.2%
1		Autoliv, Inc., (Sweden)	70
2		TRW Automotive Holdings Corp. (a)	95

			165
		Automobiles — 0.4%
2		General Motors Co. (a)	56

		Diversified Consumer Services — 0.5%
1		Weight Watchers International, Inc.	68

		Hotels, Restaurants & Leisure — 1.8%
1		Cracker Barrel Old Country Store, Inc.	33
2		Darden Restaurants, Inc.	91
3		Wyndham Worldwide Corp.	109

			233
		Leisure Equipment & Products — 0.6%
1		Polaris Industries, Inc.	85

		Media — 3.2%
6		Gannett Co., Inc.	93
3		Time Warner Cable, Inc.	200
2		Time Warner, Inc.	82
1		Viacom, Inc., Class B	56

			431
		Multiline Retail — 0.7%
4		Macy’s, Inc.	90
		Specialty Retail — 1.5%
–	(h)	AutoZone, Inc. (a)	82
2		Signet Jewelers Ltd., (Bermuda) (a)	112

			194
		Textiles, Apparel & Luxury Goods — 0.8%
1		V.F. Corp.	101

		Total Consumer Discretionary	1,423

Consumer Staples — 8.5%
		Beverages — 0.7%
4		Constellation Brands, Inc., Class A (a)	87

		Food & Staples Retailing — 2.3%
3		Kroger Co. (The)	77
4		Wal-Mart Stores, Inc.	230

			307
		Food Products — 1.6%
4		Smithfield Foods, Inc. (a)	106
6		Tyson Foods, Inc., Class A	113

			219
		Household Products — 1.1%
1		Colgate-Palmolive Co.	52
1		Energizer Holdings, Inc. (a)	93

			145
		Personal Products — 0.7%
1		Herbalife Ltd., (Cayman Islands)	93
		Tobacco — 2.1%
2		Altria Group, Inc.	61
2		Lorillard, Inc.	212

			273
		Total Consumer Staples	1,124

Energy — 12.6%
		Energy Equipment & Services — 2.0%
1		Baker Hughes, Inc.	55
2		National Oilwell Varco, Inc.	150
1		Rowan Cos., Inc. (a)	53

			258
		Oil, Gas & Consumable Fuels — 10.6%
1		Apache Corp.	154
3		Chevron Corp.	365
1		ConocoPhillips	102
5		Exxon Mobil Corp.	454
1		Marathon Oil Corp.	65
1		Occidental Petroleum Corp.	136
4		Valero Energy Corp.	134

			1,410
		Total Energy	1,668

Financials — 16.8%
		Capital Markets — 1.9%
3		Ameriprise Financial, Inc.	165
2		Bank of New York Mellon Corp. (The)	52
–	(h)	Goldman Sachs Group, Inc. (The)	40

			257
		Commercial Banks — 3.8%
2		BB&T Corp.	43
–	(h)	Comerica, Inc.	11
6		KeyCorp	51
3		PNC Financial Services Group, Inc.	217
6		Wells Fargo & Co.	188

			510
		Consumer Finance — 1.7%
3		Capital One Financial Corp.	178
2		Nelnet, Inc., Class A	47

			225
		Diversified Financial Services — 2.7%
12		Bank of America Corp.	164
45		Citigroup, Inc. (a)	200

			364
		Insurance — 4.7%
–	(h)	Allied World Assurance Co. Holdings Ltd., (Switzerland)	28
6		CNO Financial Group, Inc. (a)	46
1		Endurance Specialty Holdings Ltd., (Bermuda)	70
4		Lincoln National Corp.	122
1		MetLife, Inc.	60
3		Principal Financial Group, Inc.	94
1		Protective Life Corp.	38
3		Prudential Financial, Inc.	163

			621

JPMorgan Intrepid Multi Cap Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE ($)
Common Stocks — Continued
		Real Estate Investment Trusts (REITs) — 2.0%
11		Brandywine Realty Trust	134
4		CBL & Associates Properties, Inc.	63
1		LaSalle Hotel Properties	31
2		Pennsylvania Real Estate Investment Trust	32

			260
		Total Financials	2,237

Health Care — 12.6%
		Biotechnology — 1.2%
1		Amgen, Inc. (a)	41
2		Biogen Idec, Inc. (a)	118

			159
		Health Care Equipment & Supplies — 3.0%
1		Cooper Cos., Inc. (The)	90
2		Covidien plc, (Ireland)	85
2		Kinetic Concepts, Inc. (a)	123
1		Medtronic, Inc.	40
1		Sirona Dental Systems, Inc. (a)	65

			403
		Health Care Providers & Services — 4.3%
2		Aetna, Inc.	86
3		AmerisourceBergen Corp.	130
1		Healthspring, Inc. (a)	38
2		Humana, Inc. (a)	108
5		UnitedHealth Group, Inc.	217

			579
		Life Sciences Tools & Services — 0.6%
1		Agilent Technologies, Inc. (a)	47
1		Thermo Fisher Scientific, Inc. (a)	28
			75
		Pharmaceuticals — 3.5%
2		Endo Pharmaceuticals Holdings, Inc. (a)	71
14		Pfizer, Inc.	281
5		Warner Chilcott plc, (Ireland), Class A	109

			461
		Total Health Care	1,677

Industrials — 9.9%
		Aerospace & Defense — 2.0%
2		General Dynamics Corp.	166
2		Honeywell International, Inc.	100

			266
		Airlines — 0.8%
4		Delta Air Lines, Inc. (a)	34
3		United Continental Holdings, Inc. (a)	78

			112
		Commercial Services & Supplies — 0.3%
2		R.R. Donnelley & Sons Co.	34

		Construction & Engineering — 1.8%
2		Chicago Bridge & Iron Co. N.V., (Netherlands)	101
3		KBR, Inc.	102
2		MasTec, Inc. (a)	38

2		MasTec, Inc. (a)	38
			241

		Machinery — 4.4%
1		Cummins, Inc.	123
5		Eaton Corp.	297
1		Joy Global, Inc.	49
2		Timken Co.	114

			583

		Road & Rail — 0.6%
1		Norfolk Southern Corp.	83

		Total Industrials	1,319

Information Technology — 16.6%
		Communications Equipment — 1.3%
1		Harris Corp.	52
2		QUALCOMM, Inc.	118

			170
		Computers & Peripherals — 5.0%
1		Apple, Inc. (a)	409
4		EMC Corp. (a)	105
2		Hewlett-Packard Co.	75
1		Lexmark International, Inc., Class A (a)	44
1		SanDisk Corp. (a)	37

			670

		Electronic Equipment, Instruments & Components — 0.2%
1		Vishay Intertechnology, Inc. (a)	26

		Internet Software & Services — 1.0%
4		EarthLink, Inc.	27
3		IAC/InterActiveCorp. (a)	107

			134
		IT Services — 1.6%
2		Alliance Data Systems Corp. (a)	129
1		CSG Systems International, Inc. (a)	24
–	(h)	International Business Machines Corp.	37
1		VeriFone Systems, Inc. (a)	30

			220
		Office Electronics — 0.6%
8		Xerox Corp.	86

		Semiconductors & Semiconductor Equipment — 1.8%
2		Intel Corp.	44
3		Marvell Technology Group Ltd., (Bermuda) (a)	50
2		Novellus Systems, Inc. (a)	74
2		Skyworks Solutions, Inc. (a)	73

			241
		Software — 5.0%
1		BMC Software, Inc. (a)	52
16		Microsoft Corp.	398
6		Oracle Corp.	214

JPMorgan Intrepid Multi Cap Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
	Software — 5.0% — Continued

		664
	Total Information Technology	2,211

Materials — 4.5%
	Chemicals — 2.6%
2	E.l. du Pont de Nemours & Co.	119
1	Eastman Chemical Co.	50
2	PPG Industries, Inc.	181
		350
	Metals & Mining — 1.9%
2	Cliffs Natural Resources, Inc.	162
2	Freeport-McMoRan Copper & Gold, Inc.	89
		251
	Total Materials	601
Telecommunication Services — 2.6%
	Diversified Telecommunication Services — 2.6%
5	AT&T, Inc.	146
3	CenturyLink, Inc.	128
10	Qwest Communications International, Inc.	66
	Total Telecommunication Services	340
Utilities — 1.7%
	Electric Utilities — 0.3%
1	El Paso Electric Co. (a)	43
	Gas Utilities — 0.9%
2	Energen Corp.	117
	Multi-Utilities — 0.5%
3	Ameren Corp.	72
	Total Utilities	232
	Total Common Stocks (Cost $10,021)	12,832
Short-Term Investment — 3.9%
	Investment Fund — 3.9%
513	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.100% (b) (l) (m) (Cost $513)	513
	Total Investments — 100.4% (Cost $10,534)	13,345
	Liabilities in Excess of Other Assets — (0.4)%	(57)
	NET ASSETS — 100.0%	$13,288

Percentages indicated are based on net assets.

JPMorgan Intrepid Multi Cap Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 03/31/11	UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
8	E-mini S&P 500	06/17/11	$528	$5

NOTES TO SCHEDULE OF PORTFOLIO

INVESTMENTS :

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(h)	Amount rounds to less than one thousand (shares or dollars).
(l)	The rate shown is the current yield as of March 31, 2011.
(m)	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

As of March 31, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,856
Aggregate gross unrealized depreciation	(45)
Net unrealized appreciation/depreciation	$2,811
Federal income tax cost of investments	$10,534

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observableinputs	Level 3 Significant unobservable inputs	Total
Investments in Securities#	$13,345	$—	$—	$13,345
Appreciation in Other Financial Instruments
Futures Contracts	$5	$—	$—	$5

There were no transfers between Levels 1 and 2 during the period ended March 31, 2011.

#	Portfolio holdings designated as level 1 are disclosed individually in the SOI. Please refer to the SOI for industry specifics of the portfolio holdings.

JPMorgan Intrepid Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2011 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — 97.3%
Consumer Discretionary — 8.1%
	Automobiles — 0.8%
157	Ford Motor Co. (a)	2,342
80	General Motors Co. (a)	2,486

		4,828

	Hotels, Restaurants & Leisure — 0.4%
90	Wyndham Worldwide Corp.	2,860

	Household Durables — 0.3%
20	Whirlpool Corp.	1,716

	Media — 5.1%
310	CBS Corp., Class B	7,753
75	Gannett Co., Inc.	1,148
136	Time Warner Cable, Inc.	9,702
163	Time Warner, Inc.	5,817
133	Viacom, Inc., Class B	6,187

		30,607

	Multiline Retail — 0.4%
97	Macy’s, Inc.	2,353

	Specialty Retail — 0.8%
84	GameStop Corp., Class A (a) (c)	1,894
60	Signet Jewelers Ltd., (Bermuda) (a)	2,770

		4,664

	Textiles, Apparel & Luxury Goods — 0.3%
18	V.F. Corp.	1,734

	Total Consumer Discretionary	48,762

Consumer Staples — 7.2%
	Beverages — 0.7%
122	Constellation Brands, Inc., Class A (a)	2,470
33	Molson Coors Brewing Co., Class B	1,562

		4,032

	Food & Staples Retailing — 1.3%
180	Kroger Co. (The)	4,303
46	Safeway, Inc.	1,087
65	SUPERVALU, Inc. (c)	582
39	Wal-Mart Stores, Inc.	2,004

		7,976

	Food Products — 0.7%
81	Smithfield Foods, Inc. (a)	1,941
129	Tyson Foods, Inc., Class A	2,472

		4,413

	Household Products — 2.0%
38	Energizer Holdings, Inc. (a)	2,718
59	Kimberly-Clark Corp.	3,845
83	Procter & Gamble Co. (The)	5,131

		11,694

	Personal Products — 0.6%
43	Herbalife Ltd., (Cayman Islands)	3,531

	Tobacco — 1.9%
217	Altria Group, Inc.	5,650
43	Lorillard, Inc.	4,066
27	Philip Morris International, Inc.	1,746

		11,462

	Total Consumer Staples	43,108

Energy — 14.2%
	Energy Equipment & Services — 1.9%
46	Baker Hughes, Inc.	3,385
78	National Oilwell Varco, Inc.	6,152
44	Rowan Cos., Inc. (a)	1,948

		11,485

	Oil, Gas & Consumable Fuels — 12.3%
36	Anadarko Petroleum Corp.	2,965
57	Apache Corp.	7,436
252	Chevron Corp.	27,035
78	ConocoPhillips	6,261
38	Devon Energy Corp.	3,487
52	Exxon Mobil Corp.	4,350
56	Marathon Oil Corp.	3,001
83	Occidental Petroleum Corp.	8,673
350	Valero Energy Corp.	10,440

		73,648

	Total Energy	85,133

Financials — 26.7%
	Capital Markets — 3.7%
171	Ameriprise Financial, Inc.	10,469
46	Goldman Sachs Group, Inc. (The)	7,250
161	Morgan Stanley	4,411

		22,130

	Commercial Banks — 6.5%
101	BB&T Corp.	2,775
353	Huntington Bancshares, Inc.	2,346
164	PNC Financial Services Group, Inc.	10,354
106	Regions Financial Corp.	770
229	SunTrust Banks, Inc.	6,610
502	Wells Fargo & Co.	15,915

		38,770

	Consumer Finance — 2.0%
230	Capital One Financial Corp.	11,966

	Diversified Financial Services — 5.2%
1,082	Bank of America Corp.	14,421
3,836	Citigroup, Inc. (a)	16,957

		31,378

	Insurance — 6.4%
135	ACE Ltd., (Switzerland)	8,744
32	Allied World Assurance Co. Holdings Ltd., (Switzerland)	1,990
60	Endurance Specialty Holdings Ltd., (Bermuda)	2,920
140	Hartford Financial Services Group, Inc.	3,781
106	Lincoln National Corp.	3,178
127	MetLife, Inc.	5,699
89	Protective Life Corp.	2,363
136	Prudential Financial, Inc.	8,356
66	XL Group plc, (Ireland)	1,634

JPMorgan Intrepid Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
	Insurance — Continued

		38,665

	Real Estate Investment Trusts (REITs) — 2.9%
21	Alexandria Real Estate Equities, Inc.	1,606
127	Annaly Capital Management, Inc.	2,214
235	Brandywine Realty Trust	2,854
31	Camden Property Trust	1,756
274	Chimera Investment Corp.	1,086
76	Douglas Emmett, Inc. (m)	1,429
48	Entertainment Properties Trust	2,229
50	Hospitality Properties Trust	1,164
18	Mack-Cali Realty Corp.	610
22	Simon Property Group, Inc.	2,355

		17,303

	Total Financials	160,212

Health Care — 12.1%
	Biotechnology — 0.8%
91	Amgen, Inc. (a)	4,853

	Health Care Equipment & Supplies — 1.4%
33	Cooper Cos., Inc. (The)	2,320
46	Kinetic Concepts, Inc. (a)	2,503
23	Medtronic, Inc.	893
39	Zimmer Holdings, Inc. (a)	2,385

		8,101

	Health Care Providers & Services — 3.4%
60	CIGNA Corp.	2,666
58	Coventry Health Care, Inc. (a)	1,846
37	Humana, Inc. (a)	2,567
296	UnitedHealth Group, Inc.	13,388

		20,467

	Pharmaceuticals — 6.5%
70	Eli Lilly & Co.	2,469
68	Endo Pharmaceuticals Holdings, Inc. (a)	2,587
281	Merck & Co., Inc.	9,273
1,109	Pfizer, Inc.	22,533
85	Warner Chilcott plc, (Ireland), Class A	1,975

		38,837

	Total Health Care	72,258

Industrials — 8.8%
	Aerospace & Defense — 1.0%
77	General Dynamics Corp.	5,911

	Airlines — 0.7%
40	Alaska Air Group, Inc. (a)	2,524
77	United Continental Holdings, Inc. (a)	1,759

		4,283

	Commercial Services & Supplies — 0.4%
112	R.R. Donnelley & Sons Co.	2,113

	Construction & Engineering — 0.4%
71	KBR, Inc.	2,678

	Industrial Conglomerates — 3.2%
577	General Electric Co.	11,568
165	Tyco International Ltd., (Switzerland)	7,369

		18,937

	Machinery — 1.9%
96	Parker Hannifin Corp.	9,099
48	Timken Co.	2,484

		11,583

	Road & Rail — 1.2%
22	CSX Corp.	1,745
80	Norfolk Southern Corp.	5,524

		7,269

	Total Industrials	52,774

Information Technology — 7.0%
	Communications Equipment — 0.5%
42	Harris Corp.	2,058
17	QUALCOMM, Inc.	943

		3,001

	Computers & Peripherals — 0.5%
30	Lexmark International, Inc., Class A (a) (c)	1,100
17	SanDisk Corp. (a)	788
87	Seagate Technology plc, (Ireland) (a)	1,250

		3,138

	Electronic Equipment, Instruments & Components — 0.2%
66	Vishay Intertechnology, Inc. (a)	1,178

	Internet Software & Services — 0.4%
73	IAC/InterActiveCorp. (a)	2,255

	IT Services — 2.1%
38	Alliance Data Systems Corp. (a) (c)	3,273
58	International Business Machines Corp.	9,523

		12,796

	Office Electronics — 1.2%
687	Xerox Corp.	7,316

	Semiconductors & Semiconductor Equipment — 1.2%
54	Applied Materials, Inc.	842
30	Avago Technologies Ltd., (Singapore)	936
57	Intersil Corp., Class A (c)	711
38	Marvell Technology Group Ltd., (Bermuda) (a)	589
22	Novellus Systems, Inc. (a)	811
47	NVIDIA Corp. (a)	866
70	Xilinx, Inc.	2,306

		7,061

	Software — 0.9%
214	Microsoft Corp.	5,414

	Total Information Technology	42,159

JPMorgan Intrepid Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Materials — 3.3%
	Chemicals — 1.7%
179	E.l. du Pont de Nemours & Co.	9,856
7	Eastman Chemical Co.	686

		10,542

	Metals & Mining — 1.6%
17	Cliffs Natural Resources, Inc.	1,661
140	Freeport-McMoRan Copper & Gold, Inc.	7,799

		9,460

	Total Materials	20,002

Telecommunication Services — 5.3%
	Diversified Telecommunication Services — 5.3%
433	AT&T, Inc.	13,253
160	CenturyLink, Inc.	6,641
51	Frontier Communications Corp.	417
294	Verizon Communications, Inc.	11,311

	Total Telecommunication Services	31,622

Utilities — 4.6%
	Electric Utilities — 2.4%
297	American Electric Power Co., Inc.	10,451
29	Edison International	1,047
58	Exelon Corp.	2,408
22	PPL Corp.	559

		14,465

	Gas Utilities — 1.2%
56	AGL Resources, Inc.	2,215
78	Energen Corp.	4,923

		7,138

	Independent Power Producers & Energy Traders — 0.6%
159	AES Corp. (The) (a)	2,066
59	Constellation Energy Group, Inc.	1,846

		3,912

	Multi-Utilities — 0.4%
81	Ameren Corp.	2,262

	Total Utilities	27,777

	Total Common Stocks (Cost $494,464)	583,807

Short-Term Investment — 2.5%
	Investment Company — 2.5%
14,936	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.100% (b) (l) (m) (Cost $14,936)	14,936

Investments of Cash Collateral for Securities on Loan — 1.1%
	Investment Company — 1.1%
6,357	JPMorgan Prime Money Market Fund, Capital Shares, 0.130% (b) (l) (Cost $6,357)	6,357
	Total Investments — 100.9% (Cost $515,757)	605,100
	Liabilities in Excess of Other Assets — (0.9)%	(5,116)

	NET ASSETS — 100.0%	$599,984

Percentages indicated are based on net assets.

JPMorgan Intrepid Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2011 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 03/31/11	UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
230	E-mini S&P 500	06/17/11	$15,192	$227

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(c)	Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.
(l)	The rate shown is the current yield as of March 31, 2011.
(m)	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

As of March 31, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$91,881
Aggregate gross unrealized depreciation	(2,538)

Net unrealized appreciation/depreciation	$89,343

Federal income tax cost of investments	$515,757

JPMorgan Intrepid Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities	$605,100	$—	$—	$605,100
Appreciation in Other Financial Instruments
Futures Contracts	$227	$—	$—	$227

There were no significant transfers between Levels 1 and 2 during the period ended March 31, 2011.

#	All portfolio holdings designated as Level 1 are disclosed individually in the Schedule of Portfolio Investments (“SOI”). Please refer to the SOI for industry specifics of the portfolio holdings.

JPMorgan Mid Cap Core Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2011 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — 96.5%
Consumer Discretionary — 18.4%
	Automobiles — 1.4%
3	Harley-Davidson, Inc.	139

	Distributors — 1.1%
2	Genuine Parts Co. (m)	112

	Hotels, Restaurants & Leisure — 3.1%
6	Brinker International, Inc. (m)	140
4	Penn National Gaming, Inc. (a)	165

		305
	Household Durables — 5.1%
8	Jarden Corp.	270
6	Newell Rubbermaid, Inc.	114
6	Toll Brothers, Inc. (a)	110

		494
	Media — 1.2%
2	Morningstar, Inc.	120

	Multiline Retail — 1.7%
4	Nordstrom, Inc.	172

	Specialty Retail — 4.8%
6	American Eagle Outfitters, Inc. (m)	98
9	Chico’s FAS, Inc. (m)	131
2	Dick’s Sporting Goods, Inc. (a) (m)	94
4	Williams-Sonoma, Inc.	147

		470
	Total Consumer Discretionary	1,812

Consumer Staples — 3.2%
	Beverages — 1.4%
2	Hansen Natural Corp. (a)	142

	Food & Staples Retailing — 1.8%
4	Walgreen Co.	174

	Total Consumer Staples	316

Energy — 9.5%
	Energy Equipment & Services — 3.9%
5	Exterran Holdings, Inc. (a) (m)	117
6	Patterson-UTI Energy, Inc.	165
2	Tidewater, Inc.	102

		384
	Oil, Gas & Consumable Fuels — 5.6%
2	Cimarex Energy Co. (m)	224
4	Devon Energy Corp. (m)	327

		551
	Total Energy	935

Financials — 18.8%
	Capital Markets — 7.8%
12	Calamos Asset Management, Inc., Class A (m)	204
2	Greenhill & Co., Inc. (m)	133
7	HFF, Inc., Class A (a) (m)	112
10	Janus Capital Group, Inc.	123
9	TD AMERITRADE Holding Corp.	189

		761
	Commercial Banks — 4.7%
5	First Republic Bank (a) (m)	146
2	Iberiabank Corp.	146
15	Umpqua Holdings Corp.	173

		465
	Insurance — 4.0%
3	Chubb Corp. (m)	194
3	ProAssurance Corp. (a)	197

		391
	Real Estate Investment Trusts (REITs) — 2.3%
2	Mid-America Apartment Communities, Inc.	129
4	National Retail Properties, Inc.	101

		230
	Total Financials	1,847

Health Care — 10.7%
	Health Care Equipment & Supplies — 1.4%
2	IDEXX Laboratories, Inc. (a)	141

	Health Care Providers & Services — 9.3%
7	Coventry Health Care, Inc. (a) (m)	207
2	Laboratory Corp. of America Holdings (a)	154
1	McKesson Corp.	96
3	Patterson Cos., Inc.	111
5	UnitedHealth Group, Inc.	214
5	VCA Antech, Inc. (a)	137

		919
	Total Health Care	1,060

Industrials — 13.6%
	Aerospace & Defense — 2.5%
1	Goodrich Corp. (m)	104
2	TransDigm Group, Inc. (a)	146

		250
	Commercial Services & Supplies — 2.5%
9	KAR Auction Services, Inc. (a)	131
4	Waste Connections, Inc.	120

		251
	Electrical Equipment — 1.2%
2	Regal-Beloit Corp.	117

	Machinery — 6.4%
3	Dover Corp. (m)	167
3	Eaton Corp. (m)	150
2	Joy Global, Inc.	180
2	Toro Co. (The)	131

		628
	Road & Rail — 1.0%
1	Norfolk Southern Corp.	97

	Total Industrials	1,343

JPMorgan Mid Cap Core Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Information Technology — 8.2%
	Computers & Peripherals — 1.6%
3	NetApp, Inc. (a)	158

	Electronic Equipment, Instruments & Components — 1.6%
2	Anixter International, Inc. (m)	159

	Semiconductors & Semiconductor Equipment — 2.5%
4	Intersil Corp., Class A	48
3	Linear Technology Corp.	117
5	Marvell Technology Group Ltd., (Bermuda) (a)	81

		246
	Software — 2.5%
3	MICROS Systems, Inc. (a)	135
2	Solera Holdings, Inc.	116

		251
	Total Information Technology	814

Materials — 8.4%
	Chemicals — 2.7%
2	Airgas, Inc. (m)	128
2	Scotts Miracle-Gro Co. (The), Class A	138

		266
	Containers & Packaging — 4.1%
4	Crown Holdings, Inc. (a) (m)	173
6	Silgan Holdings, Inc.	238

		411
	Metals & Mining — 1.6%
3	Reliance Steel & Aluminum Co.	156

	Total Materials	833

Utilities — 5.7%
	Electric Utilities — 1.1%
3	Southern Co.	113

	Gas Utilities — 1.1%
2	Northwest Natural Gas Co.	104

	Multi-Utilities — 3.5%
6	CMS Energy Corp. (m)	115
4	NorthWestern Corp.	113
4	Wisconsin Energy Corp.	122

		350
	Total Utilities	567

	Total Common Stocks (Cost $9,026)	9,527
Short-Term Investment — 4.2%
	Investment Fund — 4.2%
410	JPMorgan Prime Money Market Fund, Institutional Class Shares, Institutional Class Shares, 0.100% (b) (l) (m) (Cost $410)	410
	Total Investments — 100.7% (Cost $9,436)	9,937
	Liabilities in Excess of Other Assets — (0.7)%	(67)
	NET ASSETS — 100.0%	$9,870

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	The rate shown is the current yield as of March 31, 2011.
(m)	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

As of March 31, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$535
Aggregate gross unrealized depreciation	(34)
Net unrealized appreciation/depreciation	$501

Federal income tax cost of investments	$9,436

JPMorgan Mid Cap Core Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities #	$9,937	$—	$—	$9,937

#	All portfolio holdings designated as Level 1 are disclosed individually in the SOI. Please refer to the SOI for industry specifics of the portfolio holdings.

There were no transfers between levels 1 and 2 during the period ended March 31, 2011.

JPMorgan Mid Cap Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2011 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — 97.3%
Consumer Discretionary — 18.4%
	Auto Components — 0.4%
73	Gentex Corp.	2,221

	Automobiles — 1.0%
123	Harley-Davidson, Inc. (c)	5,243

	Distributors — 0.5%
45	Genuine Parts Co.	2,424

	Diversified Consumer Services — 0.4%
38	Sotheby’s	1,983

	Hotels, Restaurants & Leisure — 3.4%
54	Cheesecake Factory, Inc. (The) (a)	1,616
44	Darden Restaurants, Inc.	2,170
43	Gaylord Entertainment Co. (a)	1,474
116	International Game Technology	1,885
51	Marriott International, Inc., Class A	1,822
82	MGM Resorts International (a)	1,080
14	Panera Bread Co., Class A (a)	1,765
36	Royal Caribbean Cruises Ltd. (a)	1,501
45	Starwood Hotels & Resorts Worldwide, Inc. (c)	2,604
37	Yum! Brands, Inc.	1,880

		17,797

	Household Durables — 1.6%
70	Fortune Brands, Inc.	4,351
60	Harman International Industries, Inc.	2,814
40	Jarden Corp.	1,426

		8,591

	Internet & Catalog Retail — 0.9%
79	Expedia, Inc.	1,788
6	priceline.com, Inc. (a)	2,887

		4,675

	Media — 3.8%
44	Cablevision Systems Corp., Class A	1,512
121	CBS Corp., Class B	3,027
91	Clear Channel Outdoor Holdings, Inc., Class A (a)	1,318
78	DISH Network Corp., Class A (a)	1,900
120	Gannett Co., Inc.	1,821
88	Lamar Advertising Co., Class A (a)	3,265
29	Omnicom Group, Inc.	1,428
64	Scripps Networks Interactive, Inc., Class A	3,191
1,275	Sirius XM Radio, Inc. (a)	2,117
1	Washington Post Co. (The), Class B	637

		20,216

	Multiline Retail — 0.4%
31	Kohl’s Corp.	1,639
32	Macy’s, Inc.	779

		2,418

	Specialty Retail — 4.5%
8	AutoZone, Inc. (a)	2,051
69	Bed Bath & Beyond, Inc. (a)	3,350
100	Dick’s Sporting Goods, Inc. (a)	3,990
195	Gap, Inc. (The)	4,412
127	OfficeMax, Inc. (a)	1,641
44	O’Reilly Automotive, Inc. (a)	2,511
60	Staples, Inc.	1,169
30	Tiffany & Co.	1,868
52	TJX Cos., Inc.	2,561

		23,553

	Textiles, Apparel & Luxury Goods — 1.5%
67	Coach, Inc.	3,466
33	Phillips-Van Heusen Corp.	2,126
17	Polo Ralph Lauren Corp.	2,102

		7,694

	Total Consumer Discretionary	96,815

Consumer Staples — 2.9%
	Beverages — 0.6%
24	Brown-Forman Corp., Class B	1,618
38	Dr. Pepper Snapple Group, Inc.	1,401

		3,019

	Food & Staples Retailing — 0.6%
139	Safeway, Inc.	3,260

	Food Products — 1.2%
47	JM Smucker Co. (The)	3,341
40	Ralcorp Holdings, Inc. (a)	2,744

		6,085

	Household Products — 0.3%
24	Energizer Holdings, Inc. (a)	1,729

	Tobacco — 0.2%
10	Lorillard, Inc.	922

	Total Consumer Staples	15,015

Energy — 7.5%
	Energy Equipment & Services — 1.2%
62	Cameron International Corp. (a)	3,549
21	CARBO Ceramics, Inc. (c)	2,935

		6,484

	Oil, Gas & Consumable Fuels — 6.3%
53	Concho Resources, Inc. (a)	5,676
59	CVR Energy, Inc. (a)	1,367
49	Devon Energy Corp.	4,469
142	El Paso Corp.	2,554
67	EQT Corp.	3,348
69	Forest Oil Corp. (a)	2,602
22	Kinder Morgan Management LLC (a)	1,426
75	Newfield Exploration Co. (a)	5,678
61	Teekay Corp., (Canada)	2,260
118	Williams Cos., Inc. (The)	3,676

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan Mid Cap Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
	Oil, Gas & Consumable Fuels — Continued
		33,056

	Total Energy	39,540

Financials — 15.9%
	Capital Markets — 4.3%
50	Ameriprise Financial, Inc.	3,036
192	Invesco Ltd.	4,897
74	Lazard Ltd., (Bermuda), Class A	3,060
22	LPL Investment Holdings, Inc. (a)	788
25	Northern Trust Corp.	1,279
91	Och-Ziff Capital Management Group LLC, Class A	1,481
89	T. Rowe Price Group, Inc.	5,921
109	TD AMERITRADE Holding Corp.	2,284

		22,746

	Commercial Banks — 3.4%
24	BancorpSouth, Inc.	368
37	BB&T Corp.	1,021
43	BOK Financial Corp. (c)	2,207
30	City National Corp.	1,723
53	Comerica, Inc.	1,943
27	Cullen/Frost Bankers, Inc.	1,582
175	Fifth Third Bancorp	2,423
111	Huntington Bancshares, Inc.	738
37	M&T Bank Corp.	3,273
44	SunTrust Banks, Inc.	1,255
59	Zions Bancorp	1,367

		17,900

	Diversified Financial Services — 0.4%
64	Moody’s Corp.	2,167

	Insurance — 5.6%
96	AON Corp.	5,099
17	Arch Capital Group Ltd., (Bermuda) (a)	1,706
49	Cincinnati Financial Corp.	1,622
110	Loews Corp.	4,718
192	Old Republic International Corp.	2,437
78	OneBeacon Insurance Group Ltd., Class A	1,061
51	Principal Financial Group, Inc.	1,631
21	Torchmark Corp.	1,370
71	Transatlantic Holdings, Inc.	3,436
112	W.R. Berkley Corp.	3,617
97	XL Group plc, (Ireland)	2,376

		29,073

	Real Estate Investment Trusts (REITs) — 1.4%
47	HCP, Inc.	1,787
34	Kimco Realty Corp.	627
57	Regency Centers Corp.	2,465
28	Vornado Realty Trust	2,455

		7,334

	Real Estate Management & Development — 0.3%
94	Brookfield Properties Corp.	1,672

	Thrifts & Mortgage Finance — 0.5%
38	Capitol Federal Financial, Inc.	433
160	People’s United Financial, Inc.	2,016

		2,449

	Total Financials	83,341

Health Care — 10.9%
	Biotechnology — 0.5%
29	Alexion Pharmaceuticals, Inc. (a) (c)	2,862

	Health Care Equipment & Supplies — 1.5%
34	Becton, Dickinson & Co.	2,739
54	Sirona Dental Systems, Inc. (a)	2,684
87	Thoratec Corp. (a)	2,253

		7,676

	Health Care Providers & Services — 6.0%
54	AmerisourceBergen Corp.	2,148
114	Brookdale Senior Living, Inc. (a)	3,183
27	Community Health Systems, Inc. (a)	1,080
167	Coventry Health Care, Inc. (a)	5,321
44	DaVita, Inc. (a)	3,745
43	HCA Holdings, Inc. (a)	1,450
85	Humana, Inc. (a)	5,942
251	Lincare Holdings, Inc.	7,433
47	VCA Antech, Inc. (a)	1,171

		31,473

	Health Care Technology — 0.4%
19	Cerner Corp. (a) (c)	2,104

	Life Sciences Tools & Services — 1.4%
119	Agilent Technologies, Inc. (a)	5,320
29	Illumina, Inc. (a)	2,023

		7,343

	Pharmaceuticals — 1.1%
112	Valeant Pharmaceuticals
	International, Inc., (Canada) (c)	5,554

	Total Health Care	57,012

Industrials — 14.2%
	Aerospace & Defense — 1.3%
30	Alliant Techsystems, Inc.	2,099
37	Goodrich Corp.	3,190
22	L-3 Communications Holdings, Inc.	1,700

		6,989

	Airlines — 0.6%
298	Delta Air Lines, Inc. (a)	2,917

	Building Products — 0.4%
42	Lennox International, Inc.	2,229

	Commercial Services & Supplies — 1.6%
178	Republic Services, Inc.	5,332
34	Stericycle, Inc. (a)	3,029

		8,361

	Electrical Equipment — 3.4%
46	AMETEK, Inc.	2,036
35	Cooper Industries plc	2,265

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan Mid Cap Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
	Electrical Equipment — Continued
45	Hubbell, Inc., Class B	3,203
22	Regal-Beloit Corp.	1,587
41	Rockwell Automation, Inc.	3,843
58	Roper Industries, Inc.	5,043

		17,977

	Industrial Conglomerates — 1.2%
139	Carlisle Cos., Inc.	6,175

	Machinery — 2.8%
40	AGCO Corp. (a)	2,171
56	Cummins, Inc.	6,141
47	Snap-On, Inc.	2,847
55	Wabtec Corp.	3,742

		14,901

	Professional Services — 1.0%
31	IHS, Inc., Class A (a)	2,778
74	Robert Half International, Inc.	2,264

		5,042

	Road & Rail — 1.1%
158	Avis Budget Group, Inc. (a)	2,824
62	J.B. Hunt Transport Services, Inc.	2,803

		5,627

	Trading Companies & Distributors — 0.8%
30	W.W. Grainger, Inc. (c)	4,186

	Total Industrials	74,404

Information Technology — 16.3%
	Communications Equipment — 2.4%
26	F5 Networks, Inc. (a)	2,697
125	JDS Uniphase Corp. (a)	2,603
75	Juniper Networks, Inc. (a)	3,173
45	Polycom, Inc. (a)	2,323
51	Riverbed Technology, Inc. (a)	1,928

		12,724

	Computers & Peripherals — 0.8%
87	NetApp, Inc. (a) (c)	4,172

	Electronic Equipment, Instruments & Components — 3.0%
102	Amphenol Corp., Class A	5,550
59	Arrow Electronics, Inc. (a)	2,463
226	TE Connectivity Ltd., (Switzerland)	7,876

		15,889

	Internet Software & Services — 0.3%
18	Equinix, Inc. (a)	1,640

	IT Services — 2.3%
37	Alliance Data Systems Corp. (a) (c)	3,195
107	CGI Group, Inc., (Canada), Class A (a)	2,240
46	FleetCor Technologies, Inc. (a)	1,489
86	Jack Henry & Associates, Inc.	2,911
43	VeriFone Systems, Inc. (a)	2,346

		12,181

	Office Electronics — 0.4%
55	Zebra Technologies Corp., Class A (a)	2,154

	Semiconductors & Semiconductor Equipment — 2.8%
33	Analog Devices, Inc.	1,303
60	Broadcom Corp., Class A	2,363
95	Marvell Technology Group Ltd., (Bermuda) (a)	1,472
73	Microchip Technology, Inc. (c)	2,782
72	Varian Semiconductor Equipment Associates, Inc. (a)	3,490
93	Xilinx, Inc.	3,041

		14,451

	Software — 4.3%
91	Adobe Systems, Inc. (a)	3,008
76	Autodesk, Inc. (a)	3,339
25	Citrix Systems, Inc. (a)	1,859
32	Concur Technologies, Inc. (a)	1,774
54	MICROS Systems, Inc. (a)	2,689
95	Nuance Communications, Inc. (a)	1,866
55	Red Hat, Inc. (a)	2,474
21	Salesforce.com, Inc. (a)	2,859
93	Synopsys, Inc. (a)	2,560

		22,428

	Total Information Technology	85,639

Materials — 4.9%
	Chemicals — 3.2%
28	Airgas, Inc.	1,880
55	Albemarle Corp.	3,283
31	PPG Industries, Inc.	2,971
74	Sherwin-Williams Co. (The)	6,215
40	Sigma-Aldrich Corp.	2,526

		16,875

	Containers & Packaging — 1.7%
110	Ball Corp.	3,937
41	Greif, Inc., Class A	2,649
32	Rock-Tenn Co., Class A	2,219

		8,805

	Total Materials	25,680

Telecommunication Services — 0.8%
	Diversified Telecommunication Services — 0.5%
62	CenturyLink, Inc.	2,580

	Wireless Telecommunication Services — 0.3%
65	Telephone & Data Systems, Inc.	1,916

	Total Telecommunication Services	4,496

Utilities — 5.5%
	Electric Utilities — 0.9%
37	Northeast Utilities	1,291
118	Westar Energy, Inc.	3,128

		4,419

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan Mid Cap Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
	Gas Utilities — 1.8%
88	Energen Corp.	5,574
60	Oneok, Inc.	3,999

		9,573

	Multi-Utilities — 2.8%
215	CMS Energy Corp.	4,225
58	NSTAR	2,660
25	Sempra Energy	1,332
102	Wisconsin Energy Corp.	3,117
147	Xcel Energy, Inc.	3,519

		14,853

	Total Utilities	28,845

	Total Common Stocks (Cost $373,087)	510,787

Short-Term Investment — 2.5%
	Investment Company — 2.5%
13,009	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.100% (b) (l) (m) (Cost $13,009)	13,009

Investment of Cash Collateral for Securities on Loan — 3.7%
	Investment Company — 3.7%
19,501	JPMorgan Prime Money Market Fund, Capital Shares, 0.130% (b) (l) (Cost $19,501)	19,501

	Total Investments — 103.5% (Cost $405,597)	543,297
	Liabilities in Excess of Other Assets — (3.5)%	(18,593)

	NET ASSETS — 100.0%	$524,704

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(c)	Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.
(l)	The rate shown is the current yield as of March 31, 2011.
(m)	All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan Mid Cap Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

As of March 31, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$140,144
Aggregate gross unrealized depreciation	(2,444)

Net unrealized appreciation/depreciation	$137,700

Federal income tax cost of investments	$405,597

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities #	$543,297	$—	$—	$543,297

#	All portfolio holdings designated as Level 1 are disclosed individually in the SOI. Please refer to the SOI for industry specifics of the portfolio holdings.

There were no transfers between levels 1 and 2 during the period ended March 31, 2011.

SEE NOTES TO FINANCIAL STATEMENTS.

JPMorgan Small Cap Core Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2011 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — 97.8%
Consumer Discretionary — 14.6%
	Auto Components — 0.7%
93	Cooper Tire & Rubber Co.	2,405
47	Spartan Motors, Inc.	324
80	Standard Motor Products, Inc.	1,110

		3,839

	Diversified Consumer Services — 0.1%
8	Lincoln Educational Services Corp.	134
14	Mac-Gray Corp.	229
4	Spectrum Group International, Inc. (a)	11

		374

	Hotels, Restaurants & Leisure — 1.8%
61	Bravo Brio Restaurant Group, Inc. (a)	1,072
16	Cracker Barrel Old Country Store, Inc.	776
71	DineEquity, Inc. (a)	3,904
99	Domino’s Pizza, Inc. (a)	1,832
123	Ruby Tuesday, Inc. (a)	1,610
158	Ruth’s Hospitality Group, Inc. (a)	816

		10,010

	Household Durables — 2.2%
63	American Greetings Corp., Class A	1,480
1	CSS Industries, Inc.	11
143	Helen of Troy Ltd., (Bermuda) (a)	4,213
25	Hooker Furniture Corp.	301
20	Jarden Corp.	705
21	Libbey, Inc. (a)	346
48	Lifetime Brands, Inc. (a)	722
88	Tempur-Pedic International, Inc. (a)	4,448

		12,226

	Leisure Equipment & Products — 0.5%
81	JAKKS Pacific, Inc. (a)	1,562
40	RC2 Corp. (a)	1,132
15	Sturm Ruger & Co., Inc.	342

		3,036

	Media — 1.0%
31	Entercom Communications Corp., Class A (a)	343
154	Journal Communications, Inc., Class A (a)	923
17	Knology, Inc. (a)	219
30	LIN TV Corp., Class A (a)	179
163	Sinclair Broadcast Group, Inc., Class A	2,042
72	Valassis Communications, Inc. (a)	2,104

		5,810

	Multiline Retail — 0.8%
121	Dillard’s, Inc., Class A (c)	4,867

	Specialty Retail — 3.8%
33	Aeropostale, Inc. (a)	790
91	Asbury Automotive Group, Inc. (a)	1,675
23	Brown Shoe Co., Inc.	286
151	Cabela’s, Inc. (a)	3,777
138	Casual Male Retail Group, Inc. (a)	676
62	Collective Brands, Inc. (a)	1,347
67	Destination Maternity Corp.	1,553
28	Express, Inc.	543
74	Finish Line, Inc. (The), Class A	1,475
61	Kirkland’s, Inc. (a)	934
19	Lithia Motors, Inc., Class A	278
104	Rent-A-Center, Inc.	3,645
316	Sonic Automotive, Inc., Class A	4,433

		21,412

	Textiles, Apparel & Luxury Goods — 3.7%
51	Deckers Outdoor Corp. (a)	4,420
49	G-III Apparel Group Ltd. (a)	1,838
84	Iconix Brand Group, Inc. (a)	1,806
66	Jones Group, Inc. (The)	902
150	Maidenform Brands, Inc. (a)	4,280
89	Oxford Industries, Inc.	3,057
122	Perry Ellis International, Inc. (a)	3,349
22	Steven Madden Ltd. (a)	1,025

		20,677

	Total Consumer Discretionary	82,251

Consumer Staples — 2.4%
	Beverages — 0.0% (g)
21	MGP Ingredients, Inc.	179

	Food & Staples Retailing — 0.8%
52	Andersons, Inc. (The)	2,523
13	Fresh Market, Inc. (The) (a)	506
9	Nash Finch Co.	334
68	Spartan Stores, Inc.	1,006

		4,369

	Food Products — 1.1%
61	B&G Foods, Inc.	1,143
166	Chiquita Brands International, Inc. (a)	2,550
71	Dole Food Co., Inc. (a) (c)	969
28	Fresh Del Monte Produce, Inc.	739
9	TreeHouse Foods, Inc. (a)	523

		5,924

	Household Products — 0.3%
121	Central Garden & Pet Co., Class A (a)	1,116
16	Spectrum Brands Holdings, Inc. (a)	442

		1,558

	Personal Products — 0.2%
22	Elizabeth Arden, Inc. (a)	660
58	Prestige Brands Holdings, Inc. (a)	667

		1,327

	Total Consumer Staples	13,357

Energy — 6.8%
	Energy Equipment & Services — 1.7%
62	Cal Dive International, Inc. (a)	430
13	Complete Production Services, Inc. (a)	404

JPMorgan Small Cap Core Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
	Energy Equipment & Services — Continued
74	Gulfmark Offshore, Inc., Class A (a)	3,289
66	ION Geophysical Corp. (a)	837
26	Lufkin Industries, Inc.	2,449
16	Matrix Service Co. (a)	220
69	Newpark Resources, Inc. (a)	544
6	OYO Geospace Corp. (a)	572
42	RPC, Inc. (c)	1,070

		9,815

	Oil, Gas & Consumable Fuels — 5.1%
5	Apco Oil and Gas International, Inc. (c)	386
133	Callon Petroleum Co. (a)	1,035
37	Clayton Williams Energy, Inc. (a)	3,869
39	Cloud Peak Energy, Inc. (a)	836
43	DHT Holdings, Inc., (United Kingdom)	206
175	EXCO Resources, Inc.	3,622
6	FX Energy, Inc. (a)	46
21	Georesources, Inc. (a)	644
3	Gevo, Inc. (a)	65
139	Gulfport Energy Corp. (a)	5,018
110	International Coal Group, Inc. (a)	1,244
41	Knightsbridge Tankers Ltd., (Bermuda) (c)	1,032
94	McMoRan Exploration Co. (a)	1,663
57	Petroquest Energy, Inc. (a)	536
14	Targa Resources Corp.	489
87	VAALCO Energy, Inc. (a)	674
146	W&T Offshore, Inc.	3,334
98	Warren Resources, Inc. (a)	498
82	World Fuel Services Corp.	3,326

		28,523

	Total Energy	38,338

Financials — 20.3%
	Capital Markets — 1.0%
216	BGC Partners, Inc., Class A	2,002
26	Gladstone Capital Corp.	299
90	Knight Capital Group, Inc., Class A (a)	1,203
104	MCG Capital Corp.	676
8	Oppenheimer Holdings, Inc., Class A	268
21	optionsXpress Holdings, Inc.	390
50	Prospect Capital Corp. (c)	614
19	Pzena Investment Management, Inc., Class A	133

		5,585

	Commercial Banks — 5.3%
3	Alliance Financial Corp.	83
28	Banco Latinoamericano de Comercio Exterior S.A., (Panama), Class E	480
61	Cathay General Bancorp	1,032
26	Citizens & Northern Corp.	437
29	City Holding Co.	1,029
41	Community Bank System, Inc.	985
12	Community Trust Bancorp, Inc.	333
29	East West Bancorp, Inc.	639
37	Financial Institutions, Inc.	646
448	First Commonwealth Financial Corp.	3,066
44	First Community Bancshares, Inc.	630
98	First Financial Bancorp	1,637
34	First Merchants Corp.	283
113	FNB Corp.	1,193
12	Hudson Valley Holding Corp.	264
35	Huntington Bancshares, Inc.	235
48	Iberiabank Corp.	2,880
29	International Bancshares Corp.	534
19	Lakeland Bancorp, Inc.	195
16	Lakeland Financial Corp.	363
20	MainSource Financial Group, Inc.	201
2	Merchants Bancshares, Inc.	48
103	Nara Bancorp, Inc. (a)	991
7	National Bankshares, Inc. (c)	205
16	NBT Bancorp, Inc.	365
122	Oriental Financial Group, Inc.	1,531
4	Park National Corp. (c)	274
16	Peoples Bancorp, Inc.	195
112	Pinnacle Financial Partners, Inc. (a) (c)	1,846
19	Prosperity Bancshares, Inc.	791
5	Renasant Corp.	90
13	Republic Bancorp, Inc., Class A	250
45	Sierra Bancorp	498
17	Southside Bancshares, Inc.	364
95	Southwest Bancorp, Inc. (a)	1,341
94	Sterling Bancshares, Inc.	812
106	Susquehanna Bancshares, Inc.	988
17	SVB Financial Group (a)	968
21	WesBanco, Inc.	431
10	West Bancorp, Inc.	81
19	Westamerica Bancorp	955

		30,169

	Consumer Finance — 2.7%
29	Advance America Cash Advance Centers, Inc.	155
113	Cash America International, Inc.	5,185
6	CompuCredit Holdings Corp. (a)	38
145	Dollar Financial Corp. (a)	3,013
51	Imperial Holdings, Inc. (a)	520
58	Nelnet, Inc., Class A	1,268
3	Netspend Holdings, Inc. (a)	30
80	World Acceptance Corp. (a)	5,210

		15,419

	Diversified Financial Services — 1.0%
7	Compass Diversified Holdings	104
51	Encore Capital Group, Inc. (a)	1,213
10	Marlin Business Services Corp. (a)	126
107	PHH Corp. (a)	2,323
20	Portfolio Recovery Associates, Inc. (a)	1,660

		5,426

JPMorgan Small Cap Core Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
	Insurance — 2.6%
326	American Equity Investment Life Holding Co.	4,281
11	American Safety Insurance Holdings Ltd. (a)	238
57	Aspen Insurance Holdings Ltd., (Bermuda)	1,574
60	Delphi Financial Group, Inc., Class A	1,840
49	Flagstone Reinsurance Holdings S.A., (Luxembourg)	438
12	Hallmark Financial Services (a)	99
13	Horace Mann Educators Corp.	223
87	Meadowbrook Insurance Group, Inc.	896
107	National Financial Partners Corp. (a)	1,581
70	Old Republic International Corp.	891
20	Platinum Underwriters Holdings Ltd., (Bermuda)	773
22	Safety Insurance Group, Inc.	1,014
41	Selective Insurance Group, Inc.	708

		14,556

	Real Estate Investment Trusts (REITs) — 6.9%
34	American Campus Communities, Inc.	1,128
144	Anworth Mortgage Asset Corp.	1,019
209	Ashford Hospitality Trust, Inc.	2,300
77	Associated Estates Realty Corp.	1,226
51	BioMed Realty Trust, Inc.	964
37	CapLease, Inc.	202
72	Capstead Mortgage Corp.	925
113	CBL & Associates Properties, Inc.	1,963
26	Colonial Properties Trust	502
226	DCT Industrial Trust, Inc.	1,253
74	Developers Diversified Realty Corp.	1,030
24	EastGroup Properties, Inc.	1,073
44	Education Realty Trust, Inc.	353
8	Equity Lifestyle Properties, Inc.	444
86	FelCor Lodging Trust, Inc. (a)	524
113	First Industrial Realty Trust, Inc. (a)	1,339
67	Glimcher Realty Trust	621
129	Hersha Hospitality Trust	764
12	Home Properties, Inc.	713
48	LaSalle Hotel Properties	1,299
402	Lexington Realty Trust (c)	3,759
346	MFA Financial, Inc.	2,840
11	Mission West Properties, Inc.	73
213	MPG Office Trust, Inc. (a) (c)	790
64	National Retail Properties, Inc.	1,678
61	Omega Healthcare Investors, Inc.	1,365
25	Parkway Properties, Inc.	422
8	Pebblebrook Hotel Trust	182
121	Pennsylvania Real Estate Investment Trust	1,721
18	PS Business Parks, Inc.	1,060
22	Ramco-Gershenson Properties Trust	273
63	Redwood Trust, Inc. (c)	973
106	Senior Housing Properties Trust	2,449
194	Strategic Hotels & Resorts, Inc. (a)	1,254
11	Sun Communities, Inc.	396

		38,877

	Thrifts & Mortgage Finance — 0.8%
10	Capitol Federal Financial, Inc.	115
24	Dime Community Bancshares, Inc.	360
37	First Niagara Financial Group, Inc.	509
23	OceanFirst Financial Corp.	314
141	Ocwen Financial Corp. (a)	1,557
82	Radian Group, Inc.	561
51	Trustco Bank Corp.	304
13	WSFS Financial Corp.	617

		4,337

	Total Financials	114,369

Health Care — 12.6%
	Biotechnology — 3.5%
53	Acorda Therapeutics, Inc. (a)	1,223
44	Affymax, Inc. (a)	256
170	Anadys Pharmaceuticals, Inc. (a)	198
43	Ardea Biosciences, Inc. (a)	1,245
224	Ariad Pharmaceuticals, Inc. (a)	1,684
76	BioCryst Pharmaceuticals, Inc. (a) (c)	287
64	BioMimetic Therapeutics, Inc. (a)	835
92	Chelsea Therapeutics International Ltd. (a)	360
137	Cytokinetics, Inc. (a)	204
289	Dynavax Technologies Corp. (a) (c)	797
147	Halozyme Therapeutics, Inc. (a)	985
74	Immunomedics, Inc. (a) (c)	283
105	Incyte Corp., Ltd. (a)	1,666
40	Ironwood Pharmaceuticals, Inc. (a)	553
79	Medivation, Inc. (a)	1,463
99	Momenta Pharmaceuticals, Inc. (a) (c)	1,571
27	Onyx Pharmaceuticals, Inc. (a)	957
37	Pharmasset, Inc. (a)	2,873
140	Savient Pharmaceuticals, Inc. (a) (c)	1,483
69	Seattle Genetics, Inc. (a)	1,066

		19,989

	Health Care Equipment & Supplies — 3.3%
67	Align Technology, Inc. (a)	1,374
102	American Medical Systems Holdings, Inc. (a)	2,199
108	Cantel Medical Corp.	2,786
44	GenMark Diagnostics, Inc. (a) (c)	176
27	Greatbatch, Inc. (a)	725
82	Immucor, Inc. (a)	1,626
42	Integra LifeSciences Holdings Corp. (a)	1,992
88	Invacare Corp.	2,723
30	Orthofix International N.V., (Netherlands) (a)	964
27	Sirona Dental Systems, Inc. (a)	1,369
71	STERIS Corp.	2,442

		18,376

JPMorgan Small Cap Core Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
	Health Care Providers & Services — 4.6%
20	Allied Healthcare International, Inc. (a)	51
22	AMERIGROUP Corp. (a)	1,420
349	Continucare Corp. (a)	1,867
9	Emergency Medical Services Corp., Class A (a)	572
9	ePocrates, Inc. (a) (c)	178
429	Five Star Quality Care, Inc. (a)	3,489
69	Gentiva Health Services, Inc. (a)	1,934
60	Hanger Orthopedic Group, Inc. (a)	1,567
118	Healthspring, Inc. (a)	4,417
30	Kindred Healthcare, Inc. (a)	721
212	Metropolitan Health Networks, Inc. (a)	1,000
61	Owens & Minor, Inc.	1,993
135	PharMerica Corp. (a)	1,546
31	Providence Service Corp. (The) (a)	463
57	RehabCare Group, Inc. (a)	2,109
80	Triple-S Management Corp., Class B (a)	1,647
12	US Physical Therapy, Inc.	277
10	WellCare Health Plans, Inc. (a)	420

		25,671

	Life Sciences Tools & Services — 0.2%
45	Enzo Biochem, Inc. (a)	190
34	Kendle International, Inc. (a)	361
27	Pacific Biosciences of California, Inc. (a) (c)	373

		924

	Pharmaceuticals — 1.0%
111	Cadence Pharmaceuticals, Inc. (a) (c)	1,019
23	Cardiome Pharma Corp., (Canada) (a)	98
90	Impax Laboratories, Inc. (a)	2,283
36	Par Pharmaceutical Cos., Inc. (a)	1,116
19	Salix Pharmaceuticals Ltd. (a)	672
96	XenoPort, Inc. (a)	572

		5,760

	Total Health Care	70,720

Industrials — 15.8%
	Aerospace & Defense — 2.1%
17	Ceradyne, Inc. (a)	753
10	Curtiss-Wright Corp.	348
43	Esterline Technologies Corp. (a)	3,034
332	GenCorp, Inc. (a)	1,985
12	Global Defense Technology & Systems, Inc. (a)	293
12	HEICO Corp. (c)	778
15	LMI Aerospace, Inc. (a)	311
50	Triumph Group, Inc.	4,423

		11,925

	Air Freight & Logistics — 1.0%
64	Atlas Air Worldwide Holdings, Inc. (a)	4,441
41	Hub Group, Inc., Class A (a)	1,491

		5,932

	Airlines — 1.2%
12	Alaska Air Group, Inc. (a)	729
377	Hawaiian Holdings, Inc. (a)	2,264
151	Republic Airways Holdings, Inc. (a)	973
42	SkyWest, Inc.	704
81	United Continental Holdings, Inc. (a)	1,863

		6,533

	Building Products — 0.4%
25	A.O. Smith Corp.	1,086
8	Gibraltar Industries, Inc. (a)	100
41	Insteel Industries, Inc.	574
13	Quanex Building Products Corp.	261
7	Trex Co., Inc. (a)	212

		2,233

	Commercial Services & Supplies — 2.4%
52	ACCO Brands Corp. (a)	494
201	Cenveo, Inc. (a)	1,314
175	Deluxe Corp.	4,637
23	Ennis, Inc.	399
55	Herman Miller, Inc.	1,509
7	HNI Corp.	218
91	Knoll, Inc.	1,907
34	Metalico, Inc. (a)	213
18	Team, Inc. (a)	478
19	UniFirst Corp.	1,007
16	United Stationers, Inc.	1,101
2	Waste Connections, Inc.	43

		13,320

	Construction & Engineering — 1.1%
85	EMCOR Group, Inc. (a)	2,629
58	MasTec, Inc. (a)	1,213
4	Michael Baker Corp. (a)	122
82	Tutor Perini Corp.	2,005

		5,969

	Electrical Equipment — 2.8%
48	Acuity Brands, Inc.	2,790
55	EnerSys (a)	2,190
223	GrafTech International Ltd. (a)	4,603
17	Polypore International, Inc. (a)	962
68	Regal-Beloit Corp.	5,020

		15,565

	Industrial Conglomerates — 0.0% (g)
7	Standex International Corp.	277

	Machinery — 3.2%
44	Barnes Group, Inc.	927
12	Chart Industries, Inc. (a)	682
48	CIRCOR International, Inc.	2,276
55	Columbus McKinnon Corp. (a)	1,013
102	EnPro Industries, Inc. (a)	3,701
134	Force Protection, Inc. (a)	658
11	Middleby Corp. (a)	979
14	Robbins & Myers, Inc.	649
74	Trimas Corp. (a)	1,585

JPMorgan Small Cap Core Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE ($)
		Machinery — Continued
75		Wabtec Corp.	5,087
9		Watts Water Technologies, Inc., Class A	336

			17,893

		Marine — 0.0% (g)
12		Horizon Lines, Inc., Class A	10

		Professional Services — 0.0% (g)
15		GP Strategies Corp. (a)	203

		Road & Rail — 0.4%
11		Dollar Thrifty Automotive Group, Inc. (a)	740
95		Quality Distribution, Inc. (a)	1,127
34		Swift Transporation Co. (a) (c)	503

			2,370

		Trading Companies & Distributors — 1.2%
40		Aircastle Ltd.	484
118		Applied Industrial Technologies, Inc.	3,939
25		Beacon Roofing Supply, Inc. (a)	516
31		Interline Brands, Inc. (a)	630
40		United Rentals, Inc. (a)	1,325

			6,894

		Total Industrials	89,124

Information Technology — 16.1%
		Communications Equipment — 2.3%
184		Arris Group, Inc. (a)	2,347
55		Black Box Corp.	1,926
24		Blue Coat Systems, Inc. (a)	665
31		Comtech Telecommunications Corp.	840
40		InterDigital, Inc. (c)	1,899
26		NETGEAR, Inc. (a)	847
17		Oplink Communications, Inc. (a)	325
39		Plantronics, Inc.	1,425
34		Polycom, Inc. (a)	1,778
66		Symmetricom, Inc. (a)	406
36		Tekelec (a)	291

			12,749

		Computers & Peripherals — 0.5%
26		Imation Corp. (a)	284
480		Quantum Corp. (a)	1,210
23		Synaptics, Inc. (a) (c)	625
45		Xyratex Ltd., (United Kingdom) (a)	500

			2,619

		Electronic Equipment, Instruments & Components — 1.8%
22		Aeroflex Holding Corp. (a)	406
77		Brightpoint, Inc. (a)	833
19		Checkpoint Systems, Inc. (a)	429
32		Daktronics, Inc.	346
36		DDi Corp.	375
11		Fabrinet (a)	218
36		Insight Enterprises, Inc. (a)	617
12		Littelfuse, Inc.	708
9		Measurement Specialties, Inc. (a)	310
15		NeoPhotonics Corp. (a)	170
53		Newport Corp. (a)	950
33		Plexus Corp. (a)	1,139
46		Power-One, Inc. (a) (c)	406
65		RadiSys Corp. (a)	562
23		Spectrum Control, Inc. (a)	445
45		SYNNEX Corp. (a)	1,483
49		TTM Technologies, Inc. (a)	897

			10,294

		Internet Software & Services — 0.5%
42		Cornerstone OnDemand, Inc. (a)	771
16		Demand Media, Inc. (a) (c)	372
21		Keynote Systems, Inc.	380
29		SciQuest, Inc. (a)	417
153		United Online, Inc.	965

			2,905

		IT Services — 2.0%
18		CACI International, Inc., Class A (a)	1,122
129		CIBER, Inc. (a)	861
27		CSG Systems International, Inc. (a)	530
21		FleetCor Technologies, Inc. (a)	673
28		Gartner, Inc. (a)	1,146
11		iGate Corp.	201
16		ManTech International Corp., Class A (a)	678
8		MAXIMUS, Inc.	609
29		ServiceSource International, Inc. (a)	358
29		TeleTech Holdings, Inc. (a)	558
26		Unisys Corp. (a)	826
40		VeriFone Systems, Inc. (a)	2,198
31		Wright Express Corp. (a)	1,592

			11,352

		Semiconductors & Semiconductor Equipment — 3.9%
24		Alpha & Omega Semiconductor Ltd. (a)	305
188		Amkor Technology, Inc. (a)	1,269
162		Cirrus Logic, Inc. (a)	3,405
162		Entegris, Inc. (a)	1,423
–	(h)	FEI Co. (a)	3
59		GT Solar International, Inc. (a)	633
29		Inphi Corp. (a)	605
117		Kulicke & Soffa Industries, Inc. (a)	1,090
94		Lattice Semiconductor Corp. (a)	553
59		Micrel, Inc.	799
57		MIPS Technologies, Inc. (a) (c)	602
21		MKS Instruments, Inc.	689
37		Photronics, Inc. (a)	328
213		PMC-Sierra, Inc. (a)	1,598
459		RF Micro Devices, Inc. (a)	2,941
15		Sigma Designs, Inc. (a)	189
148		Skyworks Solutions, Inc. (a)	4,805
47		TriQuint Semiconductor, Inc. (a)	609

			21,846

		Software — 5.1%
56		Actuate Corp. (a)	289

JPMorgan Small Cap Core Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
	Software — Continued
17	Ariba, Inc. (a)	565
192	Aspen Technology, Inc. (a)	2,874
23	Deltek, Inc. (a)	177
23	Ebix, Inc. (a)	537
36	Epicor Software Corp. (a)	402
173	JDA Software Group, Inc. (a)	5,222
69	Lawson Software, Inc. (a)	837
112	Magma Design Automation, Inc. (a)	765
27	Monotype Imaging Holdings, Inc. (a)	384
30	Netscout Systems, Inc. (a)	806
78	Parametric Technology Corp. (a)	1,756
43	Progress Software Corp. (a)	1,245
40	Quest Software, Inc. (a)	1,016
12	Rovi Corp. (a)	649
32	Smith Micro Software, Inc. (a)	301
8	SS&C Technologies Holdings, Inc. (a)	158
174	Take-Two Interactive Software, Inc. (a)	2,677
47	TeleNav, Inc. (a)	555
721	THQ, Inc. (a)	3,288
69	TIBCO Software, Inc. (a)	1,878
43	VASCO Data Security International, Inc. (a)	586
45	VirnetX Holding Corp. (c)	902
32	Websense, Inc. (a)	735

		28,604

	Total Information Technology	90,369

Materials — 5.7%
	Chemicals — 2.2%
42	H.B. Fuller Co.	898
45	Innophos Holdings, Inc.	2,075
50	Koppers Holdings, Inc.	2,131
27	Kraton Performance Polymers, Inc. (a)	1,014
221	Omnova Solutions, Inc. (a)	1,735
126	PolyOne Corp.	1,793
67	Solutia, Inc. (a)	1,694
73	Spartech Corp. (a)	526
18	W.R. Grace & Co. (a)	701

		12,567

	Containers & Packaging — 1.3%
73	Boise, Inc.	669
53	Graphic Packaging Holding Co. (a)	288
57	Myers Industries, Inc.	570
54	Rock-Tenn Co., Class A (c)	3,752
47	Silgan Holdings, Inc.	1,773

		7,052

	Metals & Mining — 1.4%
59	Century Aluminum Co. (a)	1,108
25	Coeur d’Alene Mines Corp. (a)	873
50	Hecla Mining Co. (a)	452
200	Noranda Aluminum Holding Corp. (a)	3,210
116	Worthington Industries, Inc.	2,433

		8,076

	Paper & Forest Products — 0.8%
111	Buckeye Technologies, Inc.	3,028
24	Schweitzer-Mauduit International, Inc.	1,225

		4,253

	Total Materials	31,948

Telecommunication Services — 0.7%
	Diversified Telecommunication Services — 0.7%
382	Cincinnati Bell, Inc. (a)	1,022
48	Consolidated Communications Holdings, Inc.	903
32	Neutral Tandem, Inc. (a)	475
185	Premiere Global Services, Inc. (a)	1,411

	Total Telecommunication Services	3,811

Utilities — 2.8%
	Electric Utilities — 2.0%
12	Central Vermont Public Service Corp.	279
97	El Paso Electric Co. (a)	2,952
58	IDACORP, Inc.	2,195
13	MGE Energy, Inc.	538
70	Portland General Electric Co.	1,666
21	UniSource Energy Corp.	770
103	Westar Energy, Inc.	2,732

		11,132

	Gas Utilities — 0.8%
9	Chesapeake Utilities Corp.	387
43	New Jersey Resources Corp.	1,845
4	Nicor, Inc.	220
13	Northwest Natural Gas Co.	614
24	Southwest Gas Corp.	947
16	WGL Holdings, Inc.	604

		4,617

	Total Utilities	15,749

	Total Common Stocks (Cost $391,366)	550,036

PRINCIPAL AMOUNT ($)
U.S. Treasury Obligation — 0.3%
1,355	U.S. Treasury Note, 0.750%, 11/30/11 (k) (Cost $1,360)	1,360

SHARES
Short-Term Investment — 1.6%
	Investment Company — 1.6%
9,037	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.100% (b) (l) (m) (Cost $9,037)	9,037

JPMorgan Small Cap Core Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Investment of Cash Collateral for Securities on Loan — 5.0%
	Investment Company — 5.0%
28,307	JPMorgan Prime Money Market Fund, Capital Shares, 0.130% (b) (l) (Cost $28,307)	28,307

	Total Investments — 104.7% (Cost $430,070)	588,740
	Liabilities in Excess of Other Assets — (4.7)%	(26,301)

	NET ASSETS — 100.0%	$562,439

Percentages indicated are based on net assets.

JPMorgan Small Cap Core Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2011 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 03/31/11	UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
131	E-mini Russell 2000	06/17/11	$11,026	$644

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(c)	Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.
(g)	Amount rounds to less than 0.1%.
(h)	Amount rounds to less than one thousand (shares or dollars).
(k)	All or a portion of this security is deposited with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(l)	The rate shown is the current yield as of March 31, 2011.
(m)	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

As of March 31, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$175,991
Aggregate gross unrealized depreciation	(17,321)

Net unrealized appreciation/depreciation	$158,670

Federal income tax cost of investments	$430,070

JPMorgan Small Cap Core Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities #	$587,380	$1,360	$—	$588,740
Appreciation in Other Financial Instruments
Futures Contracts	$644	$—	$—	$644

#	All portfolio holdings designated as Level 1 and Level 2 are disclosed individually in the SOI. Level 2 consists of a U.S. Treasury Note that is held for futures collateral. Please refer to the SOI for industry specifics of the portfolio holdings.

There were no transfers between Levels 1 and 2 during the period ended March 31, 2011.

JPMorgan Small Cap Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2011 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — 96.5%
Consumer Discretionary — 19.2%
	Auto Components — 0.3%
383	Drew Industries, Inc.	8,555

	Distributors — 0.9%
921	Pool Corp.	22,210

	Diversified Consumer Services — 0.3%
1,054	Archipelago Learning, Inc. (a)	9,014

	Hotels, Restaurants & Leisure — 6.4%
1,271	Brinker International, Inc.	32,154
434	Cracker Barrel Old Country Store, Inc.	21,337
731	Monarch Casino & Resort, Inc. (a)	7,604
1,384	Papa John’s International, Inc. (a)	43,846
1,100	Penn National Gaming, Inc. (a)	40,761
1,533	Shuffle Master, Inc. (a)	16,375

		162,077

	Household Durables — 3.1%
1,717	Jarden Corp.	61,068
844	Toll Brothers, Inc. (a)	16,694

		77,762

	Internet & Catalog Retail — 0.5%
839	Nutrisystem, Inc. (c)	12,160

	Leisure Equipment & Products — 0.7%
694	Brunswick Corp.	17,651

	Media — 1.8%
1,133	Cinemark Holdings, Inc.	21,933
417	Morningstar, Inc.	24,364

		46,297

	Specialty Retail — 4.5%
1,322	American Eagle Outfitters, Inc.	20,999
1,957	Chico’s FAS, Inc.	29,164
613	Dick’s Sporting Goods, Inc. (a)	24,524
225	Hibbett Sports, Inc. (a)	8,046
814	Williams-Sonoma, Inc.	32,955

		115,688

	Textiles, Apparel & Luxury Goods — 0.7%
798	Iconix Brand Group, Inc. (a)	17,150

	Total Consumer Discretionary	488,564

Consumer Staples — 2.5%
	Beverages — 1.6%
652	Hansen Natural Corp. (a)	39,271

	Food Products — 0.9%
497	J&J Snack Foods Corp.	23,414

	Total Consumer Staples	62,685

Energy — 6.1%
	Energy Equipment & Services — 3.7%
1,088	Exterran Holdings, Inc. (a)	25,818
1,387	Patterson-UTI Energy, Inc.	40,761
438	Tidewater, Inc.	26,185

		92,764

	Oil, Gas & Consumable Fuels — 2.4%
514	Approach Resources, Inc. (a)	17,271
261	Cimarex Energy Co.	30,112
821	Resolute Energy Corp. (a) (c)	14,889

		62,272

	Total Energy	155,036

Financials — 21.2%
	Capital Markets — 6.5%
967	Calamos Asset Management, Inc., Class A	16,046
12	Diamond Hill Investment Group, Inc.	961
923	Epoch Holding Corp.	14,558
359	Greenhill & Co., Inc.	23,630
2,829	HFF, Inc., Class A (a)	42,555
1,702	Janus Capital Group, Inc.	21,219
405	JMP Group, Inc.	3,487
835	KBW, Inc.	21,879
108	LPL Investment Holdings, Inc. (a)	3,860
865	optionsXpress Holdings, Inc.	15,834

		164,029

	Commercial Banks — 6.4%
1,353	Associated Banc-Corp.	20,089
1,393	First Financial Bancorp	23,241
73	First of Long Island Corp. (The)	2,014
465	First Republic Bank (a)	14,358
330	Glacier Bancorp, Inc.	4,969
685	Iberiabank Corp.	41,204
3,339	Umpqua Holdings Corp.	38,196
2,363	Western Alliance Bancorp (a)	19,424

		163,495

	Insurance — 3.6%
983	eHealth, Inc. (a) (c)	13,080
941	ProAssurance Corp. (a)	59,631
316	RLI Corp.	18,202

		90,913

	Real Estate Investment Trusts (REITs) — 3.5%
720	EastGroup Properties, Inc.	31,675
444	Mid-America Apartment Communities, Inc.	28,490
1,127	National Retail Properties, Inc.	29,455

		89,620

	Real Estate Management & Development — 0.6%
430	FirstService Corp., (Canada) (a)	16,337

	Thrifts & Mortgage Finance — 0.6%
1,081	First Niagara Financial Group, Inc.	14,685

	Total Financials	539,079

Health Care — 10.5%
	Health Care Equipment & Supplies — 2.0%
899	American Medical Systems Holdings, Inc. (a)	19,459
388	IDEXX Laboratories, Inc. (a)	29,953

		49,412

	Health Care Providers & Services — 7.4%
1,683	Coventry Health Care, Inc. (a)	53,685

JPMorgan Small Cap Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
	Health Care Providers & Services — Continued
520	MWI Veterinary Supply, Inc. (a)	41,920
1,514	PSS World Medical, Inc. (a)	41,105
1,210	VCA Antech, Inc. (a)	30,463
516	WellCare Health Plans, Inc. (a)	21,646

		188,819

	Health Care Technology — 0.9%
1,471	Omnicell, Inc. (a)	22,412

	Pharmaceuticals — 0.2%
1,012	Cumberland Pharmaceuticals, Inc. (a)	5,597

	Total Health Care	266,240

Industrials — 14.8%
	Aerospace & Defense — 2.0%
603	TransDigm Group, Inc. (a)	50,585

	Air Freight & Logistics — 0.5%
469	Forward Air Corp.	14,360

	Building Products — 0.3%
699	NCI Building Systems, Inc. (a)	8,851

	Commercial Services & Supplies — 5.2%
2,683	ACCO Brands Corp. (a)	25,600
1,209	Herman Miller, Inc.	33,245
1,590	KAR Auction Services, Inc. (a)	24,397
1,678	Waste Connections, Inc.	48,300

		131,542

	Construction & Engineering — 0.9%
1,638	Comfort Systems USA, Inc.	23,042

	Electrical Equipment — 0.8%
278	Regal-Beloit Corp.	20,540

	Machinery — 3.6%
321	Altra Holdings, Inc. (a)	7,590
1,003	Douglas Dynamics, Inc.	14,297
845	Kaydon Corp.	33,125
779	RBC Bearings, Inc. (a)	29,787
86	Toro Co. (The)	5,668

		90,467

	Professional Services — 0.9%
350	CoStar Group, Inc. (a)	21,953

	Road & Rail — 0.6%
772	Knight Transportation, Inc.	14,851

	Total Industrials	376,191

Information Technology — 9.8%
	Electronic Equipment, Instruments & Components — 1.4%
519	Anixter International, Inc.	36,266

	Internet Software & Services — 1.1%
975	Dice Holdings, Inc. (a)	14,725
256	SciQuest, Inc. (a)	3,711
328	Vocus, Inc. (a)	8,474

		26,910

	Semiconductors & Semiconductor Equipment — 0.6%
322	Intersil Corp., Class A	4,003
396	Standard Microsystems Corp. (a)	9,762

		13,765

	Software — 6.7%
561	Blackboard, Inc. (a) (c)	20,315
859	DemandTec, Inc. (a)	11,308
642	MICROS Systems, Inc. (a)	31,754
1,375	Monotype Imaging Holdings, Inc. (a)	19,943
760	NetSuite, Inc. (a)	22,093
513	SolarWinds, Inc. (a)	12,025
717	Solera Holdings, Inc.	36,617
421	SuccessFactors, Inc. (a)	16,475

		170,530

	Total Information Technology	247,471

Materials — 8.7%
	Chemicals — 2.0%
303	Airgas, Inc.	20,152
523	Scotts Miracle-Gro Co. (The), Class A	30,259

		50,411

	Containers & Packaging — 5.8%
865	Aptargroup, Inc.	43,357
1,020	Crown Holdings, Inc. (a)	39,349
1,692	Silgan Holdings, Inc.	64,540

		147,246

	Metals & Mining — 0.9%
238	Compass Minerals International, Inc.	22,288

	Total Materials	219,945

Telecommunication Services — 1.4%
	Diversified Telecommunication Services — 0.6%
1,259	Cbeyond, Inc. (a)	14,687

	Wireless Telecommunication Services — 0.8%
1,097	NTELOS Holdings Corp.	20,193

	Total Telecommunication Services	34,880

Utilities — 2.3%
	Gas Utilities — 1.0%
576	Northwest Natural Gas Co.	26,581

	Multi-Utilities — 1.3%
1,066	NorthWestern Corp.	32,307

	Total Utilities	58,888

	Total Common Stocks (Cost $1,796,480)	2,448,979

Short-Term Investment — 5.1%
	Investment Company — 5.1%
129,483	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.100% (b) (l) (m) (Cost $129,483)	129,483

JPMorgan Small Cap Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Investment of Cash Collateral for Securities on Loan — 1.7%
	Investment Company — 1.7%
44,307	JPMorgan Prime Money Market Fund, Capital Shares, 0.130% (b) (l) (Cost $44,307)	44,307

	Total Investments — 103.3% (Cost $1,970,270)	2,622,769
	Liabilities in Excess of Other Assets — (3.3)%	(84,093)

	NET ASSETS — 100.0%	$2,538,676

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(c)	Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.
(l)	The rate shown is the current yield as of March 31, 2011.
(m)	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

As of March 31, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$696,215
Aggregate gross unrealized depreciation	(43,716)

Net unrealized appreciation/depreciation	$652,499

Federal income tax cost of investments	$1,970,270

JPMorgan Small Cap Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented in the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities #	$2,622,769	$—	$—	$2,622,769

There were no transfers between Levels 1 and 2 during the period ended March 31, 2011.

#	All portfolio holdings designated as Level 1 are disclosed individually in the SOI. Please refer to the SOI for industry specifics of the portfolio holdings.

JPMorgan SmartRetirement 2010 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2011 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Investment Companies — 98.6% (b)
	Alternative Assets — 1.4%
264,754	JPMorgan International Realty Fund, Class R5 Shares	2,583,999
153,421	JPMorgan Realty Income Fund, Class R5 Shares	1,544,945

	Total Alternative Assets	4,128,944

	Fixed Income — 56.7%
8,052,538	JPMorgan Core Bond Fund, Class R6 Shares	92,040,512
1,872,549	JPMorgan Emerging Markets Debt Fund, Class R5 Shares	15,055,292
2,942,387	JPMorgan High Yield Fund, Class R6 Shares	24,421,810
1,598,280	JPMorgan Inflation Managed Bond Fund, Class R6 Shares	16,606,132
779,705	JPMorgan Real Return Fund, Institutional Class Shares	7,617,718

	Total Fixed Income	155,741,464

	International Equity — 11.4%
194,383	JPMorgan Emerging Economies Fund, Class R5 Shares	2,937,126
338,827	JPMorgan Emerging Markets Equity Fund, Institutional Class Shares	8,294,473
540,198	JPMorgan International Equity Fund, Class R6 Shares	7,697,817
618,482	JPMorgan International Opportunities Fund, Class R6 Shares	8,553,608
216,522	JPMorgan Intrepid International Fund, Institutional Class Shares	3,858,415

	Total International Equity	31,341,439

	Money Market — 8.8%
24,128,566	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.100% (l) (m)	24,128,566

	U.S. Equity — 20.3%
1,396,739	JPMorgan Disciplined Equity Fund, Class R6 Shares	23,576,958
420,931	JPMorgan Growth Advantage Fund, Class R5 Shares (a)	3,986,214
254,690	JPMorgan Intrepid America Fund, Class R5 Shares	6,250,084
91,933	JPMorgan Small Cap Equity Fund, Class R5 Shares	3,648,808
153,026	JPMorgan Small Cap Growth Fund, Class R6 Shares (a)	1,984,748
137,319	JPMorgan Small Cap Value Fund, Class R6 Shares	2,762,866
914,339	JPMorgan U.S. Equity Fund, Class R6 Shares	9,792,570
199,341	JPMorgan Value Advantage Fund, Institutional Class Shares	3,813,394

	Total U.S. Equity	55,815,642

	Total Investment Companies (Cost $245,397,422)	271,156,055

PRINCIPAL AMOUNT ($)
U.S. Treasury Obligation — 0.8%
2,035,000	U.S. Treasury Note, 0.875%, 01/31/12 (k) (Cost $2,043,837)	2,045,096

	Total Investments — 99.4% (Cost $247,441,259)	273,201,151
	Other Assets in Excess of Liabilities — 0.6%	1,695,833

	NET ASSETS — 100.0%	$274,896,984

Percentages indicated are based on net assets.

JPMorgan SmartRetirement 2010 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2011 (Unaudited) (continued)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 03/31/11	UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
27	Amsterdam Index	04/15/11	$2,786,414	$140,185
24	TOPIX Index	06/09/11	2,498,678	(201,537)
17	DAX	06/17/11	4,263,451	294,906
75	E-mini S&P 500	06/17/11	4,953,750	13,598
18	Long Gilt	06/25/11	3,383,354	33,375
95	5 Year U.S. Treasury Note	06/30/11	11,094,961	16,843

	Short Futures Outstanding
(24)	CAC 40 Index	04/15/11	(1,357,451)	(80,021)
(9)	Euro Bund	06/08/11	(1,546,902)	13,343
(1)	10 Year Japanese Goverment Bond	06/09/11	(1,677,687)	(9,750)
(9)	SFE SPI 200 Index	06/16/11	(1,132,225)	(53,626)
(9)	E-mini Russell 2000	06/17/11	(757,530)	(27,415)
(73)	Dow Jones Euro STOXX 50 Index	06/17/11	(2,942,277)	(178,503)
(54)	5 Year U.S. Treasury Note	06/30/11	(6,306,610)	(10,255)

				$(48,857)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	Non-income producing security.
(b)	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(k)	All or a portion of this security is deposited with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(l)	The rate shown is the current yield as of March 31, 2011.
(m)	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

As of March 31, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$25,759,892
Aggregate gross unrealized depreciation	—

Net unrealized appreciation/depreciation	$25,759,892

Federal income tax cost of investments	$247,441,259

JPMorgan SmartRetirement 2010 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2011 (Unaudited) (continued)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented in the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities #	$271,156,055	$2,045,096	$—	$273,201,151

Appreciation in Other Financial Instruments
Futures Contracts	$512,250	$—	$—	$512,250

Depreciation in Other Financial Instruments
Futures Contracts	$(561,107)	$—	$—	$(561,107)

There were no transfers between levels 1 and 2 during the period ended March 31, 2011.

#	Portfolio holdings designated as Level 1 and Level 2 are disclosed individually in the SOI. Level 2 consists of a U.S. Treasury Note that is held for futures collateral. Please refer to the SOI for industry specifics of the portfolio holdings.

JPMorgan SmartRetirement 2015 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2011 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Investment Companies — 99.2% (b)
	Alternative Assets — 2.7%
543,319	JPMorgan International Realty Fund, Class R5 Shares	5,302,789
678,510	JPMorgan Realty Income Fund, Class R5 Shares	6,832,591

	Total Alternative Assets	12,135,380

	Fixed Income — 48.3%
12,629,778	JPMorgan Core Bond Fund, Class R6 Shares	144,358,360
2,680,897	JPMorgan Emerging Markets Debt Fund, Class R5 Shares	21,554,410
3,927,574	JPMorgan High Yield Fund, Class R6 Shares	32,598,865
962,008	JPMorgan Inflation Managed Bond Fund, Class R6 Shares (m)	9,995,263
445,345	JPMorgan Real Return Fund, Institutional Class Shares	4,351,016

	Total Fixed Income	212,857,914

	International Equity — 16.9%
536,092	JPMorgan Emerging Economies Fund, Class R5 Shares	8,100,346
763,846	JPMorgan Emerging Markets Equity Fund, Institutional Class Shares	18,698,947
1,322,643	JPMorgan International Equity Fund, Class R6 Shares	18,847,657
1,448,203	JPMorgan International Opportunities Fund, Class R6 Shares	20,028,650
522,493	JPMorgan Intrepid International Fund, Institutional Class Shares	9,310,834

	Total International Equity	74,986,434

	Money Market — 2.0%
8,680,658	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.100% (l) (m)	8,680,658

	U.S. Equity — 29.3%
2,634,342	JPMorgan Disciplined Equity Fund, Class R6 Shares	44,467,701
1,229,970	JPMorgan Growth Advantage Fund, Class R5 Shares (a)	11,647,813
722,288	JPMorgan Intrepid America Fund, Class R5 Shares	17,724,951
219,109	JPMorgan Small Cap Equity Fund, Class R5 Shares	8,696,421
323,595	JPMorgan Small Cap Growth Fund, Class R6 Shares (a)	4,197,027
231,627	JPMorgan Small Cap Value Fund, Class R6 Shares	4,660,339
2,483,214	JPMorgan U.S. Equity Fund, Class R6 Shares (m)	26,595,226
595,230	JPMorgan Value Advantage Fund, Institutional Class Shares	11,386,741

	Total U.S. Equity	129,376,219

	Total Investment Companies (Cost $388,233,575)	438,036,605

PRINCIPAL AMOUNT ($)
U.S. Treasury Obligations — 0.8%
3,465,000	U.S. Treasury Note, 0.875%, 01/31/12 (k) (m) (Cost $3,480,030)	3,482,190

	Total Investments — 100.0%
	(Cost $391,713,605)	441,518,795
	Other Assets in Excess of Liabilities — 0.0% (g)	30,742

	NET ASSETS — 100.0%	$441,549,537

Percentages indicated are based on net assets.

JPMorgan SmartRetirement 2015 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2011 (Unaudited) (continued)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 03/31/11	UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
42	Amsterdam Index	04/15/11	$4,334,421	$218,259
38	TOPIX Index	06/09/11	3,956,240	(319,113)
17	E-mini Russell 2000	06/17/11	1,430,890	35,328
138	E-mini S&P 500	06/17/11	9,114,900	89,069
26	DAX	06/17/11	6,520,573	451,478
30	Long Gilt	06/25/11	5,638,923	55,625
166	5 Year U.S. Treasury Note	06/30/11	19,386,984	29,430

	Short Futures Outstanding
(38)	CAC 40 Index	04/15/11	(2,149,297)	(126,700)
(12)	Euro Bund	06/08/11	(2,062,536)	17,805
(1)	10 Year Japanese Government Bond	06/09/11	(1,677,687)	(9,750)
(15)	SFE SPI 200 Index	06/16/11	(1,887,042)	(89,385)
(99)	Dow Jones Euro STOXX 50 Index	06/17/11	(3,990,212)	(242,096)
(81)	5 Year U.S. Treasury Note	06/30/11	(9,459,914)	(656)

				$109,294

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

(a)	Non-income producing security.
(b)	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(g)	Amount rounds to less than 0.1%.
(k)	All or a portion of this security is deposited with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(l)	The rate shown is the current yield as of March 31, 2011.
(m)	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

As of March 31, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$49,924,422
Aggregate gross unrealized depreciation	(119,232)

Net unrealized appreciation/depreciation	$49,805,190

Federal income tax cost of investments	$391,713,605

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented in the Schedule of Portfolio Investments (“SOI”):

JPMorgan SmartRetirement 2015 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2011 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities #	$438,036,605	$3,482,190	$—	$441,518,795

Appreciation in Other Financial Instruments
Futures Contracts	$896,994	$—	$—	$896,994

Depreciation in Other Financial Instruments
Futures Contracts	$(787,700)	$—	$—	$(787,700)

There were no transfers between levels 1 and 2 during the period ended March 31, 2011.

#	All portfolio holdings designated as Level 1 are disclosed individually in the SOI. Level 2 consists of an U.S. Treasury Note. Please refer to the SOI for industry specifics of the portfolio holdings.

JPMorgan SmartRetirement 2020 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2011 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Investment Companies — 98.9% (b)
	Alternative Assets — 3.0%
1,045,388	JPMorgan International Realty Fund, Class R5 Shares	10,202,990
1,752,909	JPMorgan Realty Income Fund, Class R5 Shares	17,651,791

	Total Alternative Assets	27,854,781

	Fixed Income — 38.9%
22,233,169	JPMorgan Core Bond Fund, Class R6 Shares	254,125,123
5,120,519	JPMorgan Emerging Markets Debt Fund, Class R5 Shares	41,168,971
7,727,815	JPMorgan High Yield Fund, Class R6 Shares	64,140,864

	Total Fixed Income	359,434,958

	International Equity — 20.1%
1,341,672	JPMorgan Emerging Economies Fund, Class R5 Shares	20,272,659
1,880,944	JPMorgan Emerging Markets Equity Fund, Institutional Class Shares	46,045,519
3,394,869	JPMorgan International Equity Fund, Class R6 Shares	48,376,878
3,384,787	JPMorgan International Opportunities Fund, Class R6 Shares	46,811,610
1,369,528	JPMorgan Intrepid International Fund, Institutional Class Shares	24,404,990

	Total International Equity	185,911,656

	Money Market — 1.5%
13,511,063	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.100% (l) (m)	13,511,063

	U.S. Equity — 35.4%
6,344,938	JPMorgan Disciplined Equity Fund, Class R6 Shares	107,102,553
3,422,341	JPMorgan Growth Advantage Fund, Class R5 Shares (a)	32,409,574
1,851,686	JPMorgan Intrepid America Fund, Class R5 Shares	45,440,384
452,380	JPMorgan Small Cap Equity Fund, Class R5 Shares	17,954,962
969,559	JPMorgan Small Cap Growth Fund, Class R6 Shares (a)	12,575,180
660,478	JPMorgan Small Cap Value Fund, Class R6 Shares	13,288,820
6,278,994	JPMorgan U.S. Equity Fund, Class R6 Shares (m)	67,248,023
1,662,127	JPMorgan Value Advantage Fund, Institutional Class Shares	31,796,484

	Total U.S. Equity	327,815,980

	Total Investment Companies (Cost $799,976,218)	914,528,438

PRINCIPAL AMOUNT ($)
U.S. Treasury Obligation — 1.2%
10,725,000	U.S. Treasury Note, 0.875%, 01/31/12 (k) (m) (Cost $10,771,520)	10,778,207

	Total Investments — 100.1% (Cost $810,747,738)	925,306,645
	Liabilities in Excess of Other Assets — (0.1)%	(602,586)

	NET ASSETS — 100.0%	$924,704,059

Percentages indicated are based on net assets.

JPMorgan SmartRetirement 2020 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2011 (Unaudited) (continued)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 03/31/11	UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
88	Amsterdam Index	04/15/11	$9,081,644	$456,843
80	TOPIX Index	06/09/11	8,328,925	(671,830)
83	E-mini Russell 2000	06/17/11	6,986,110	249,342
349	E-mini S&P 500	06/17/11	23,051,450	178,355
53	DAX	06/17/11	13,291,937	921,193
62	Long Gilt	06/25/11	11,653,775	114,959
370	5 Year U.S. Treasury Note	06/30/11	43,211,953	58,660

	Short Futures Outstanding
(79)	CAC 40 Index	04/15/11	(4,468,276)	(263,402)
(25)	Euro Bund	06/08/11	(4,296,950)	37,078
(3)	10 Year Japanese Goverment Bond	06/09/11	(5,033,061)	(29,249)
(32)	SFE SPI 200 Index	06/16/11	(4,025,690)	(190,706)
(221)	Dow Jones Euro STOXX 50 Index	06/17/11	(8,907,442)	(540,415)
(195)	5 Year U.S. Treasury Note	06/30/11	(22,773,867)	(27,586)

				$293,242

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

(a)	Non-income producing security.
(b)	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(k)	All or a portion of this security is deposited with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(l)	The rate shown is the current yield as of March 31, 2011.
(m)	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

As of March 31, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$114,558,907
Aggregate gross unrealized depreciation	—

Net unrealized appreciation/depreciation	$114,558,907

Federal income tax cost of investments	$810,747,738

JPMorgan SmartRetirement 2020 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2011 (Unaudited) (continued)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented in the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities #	$914,528,438	$10,778,207	$—	$925,306,645
Appreciation in Other Financial Instruments
Futures Contracts	$2,016,430	$—	$—	$2,016,430

Depreciation in Other Financial Instruments
Futures Contracts	$(1,723,188)	$—	$—	$(1,723,188)

#	Portfolio holdings designated as Level 1 and Level 2 are disclosed individually in the SOI. Level 2 consists of a U.S. Treasury Note that is held for futures collateral. Please refer to the SOI for industry specifics of the portfolio holdings.

There were no significant transfers between Levels 1 and 2 during the year ended March 31, 2011.

JPMorgan SmartRetirement 2025 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2011 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Investment Companies — 98.5% (b)
	Alternative Assets — 3.4%
342,846	JPMorgan International Realty Fund, Class R5 Shares	3,346,172
721,364	JPMorgan Realty Income Fund, Class R5 Shares	7,264,137

	Total Alternative Assets	10,610,309

	Fixed Income — 28.8%
4,718,612	JPMorgan Core Bond Fund, Class R6 Shares	53,933,734
1,712,107	JPMorgan Emerging Markets Debt Fund, Class R5 Shares	13,765,339
2,730,902	JPMorgan High Yield Fund, Class R6 Shares	22,666,489

	Total Fixed Income	90,365,562

	International Equity — 24.2%
602,936	JPMorgan Emerging Economies Fund, Class R5 Shares	9,110,365
719,856	JPMorgan Emerging Markets Equity Fund, Institutional Class Shares	17,622,073
1,379,176	JPMorgan International Equity Fund, Class R6 Shares	19,653,258
1,427,957	JPMorgan International Opportunities Fund, Class R6 Shares	19,748,651
553,992	JPMorgan Intrepid International Fund, Institutional Class Shares	9,872,131

	Total International Equity	76,006,478

	Money Market — 1.8%
5,724,764	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.100% (l) (m)	5,724,764

	U.S. Equity — 40.3%
2,489,074	JPMorgan Disciplined Equity Fund, Class R6 Shares	42,015,568
1,352,103	JPMorgan Growth Advantage Fund, Class R5 Shares (a)	12,804,412
707,339	JPMorgan Intrepid America Fund, Class R5 Shares	17,358,105
183,104	JPMorgan Small Cap Equity Fund, Class R5 Shares	7,267,408
427,669	JPMorgan Small Cap Growth Fund, Class R6 Shares (a)	5,546,866
215,648	JPMorgan Small Cap Value Fund, Class R6 Shares	4,338,837
2,299,896	JPMorgan U.S. Equity Fund, Class R6 Shares (m)	24,631,886
652,386	JPMorgan Value Advantage Fund, Institutional Class Shares	12,480,145

	Total U.S. Equity	126,443,227

	Total Investment Companies (Cost $270,507,096)	309,150,340

PRINCIPAL AMOUNT ($)
U.S. Treasury Obligation — 1.3%
4,210,000	U.S. Treasury Note, 0.875%, 01/31/12 (k) (m) (Cost $4,228,261)	4,230,886

	Total Investments — 99.8%	313,381,226
	(Cost $274,735,357)
	Other Assets in Excess of Liabilities — 0.2%	557,773

	NET ASSETS — 100.0%	$313,938,999

Percentages indicated are based on net assets.

JPMorgan SmartRetirement 2025 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2011 (Unaudited) (continued)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 03/31/11	UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
42	Amsterdam Index	04/15/11	$4,334,421	$218,120
38	TOPIX Index	06/09/11	3,956,240	(319,113)
24	E-mini Russell 2000	06/17/11	2,020,080	79,102
178	E-mini S&P 500	06/17/11	11,756,900	126,851
29	DAX	06/17/11	7,272,946	433,602
34	Long Gilt	06/25/11	6,390,780	53,842
177	5 Year U.S. Treasury Note	06/30/11	20,671,664	31,381

	Short Futures Outstanding
(38)	CAC 40 Index	04/15/11	(2,149,297)	(126,700)
(12)	Euro Bund	06/08/11	(2,062,536)	17,805
(2)	10 Year Japanese Goverment Bond	06/09/11	(3,355,374)	(19,500)
(18)	SFE SPI 200 Index	06/16/11	(2,264,451)	(107,277)
(118)	Dow Jones Euro STOXX 50 Index	06/17/11	(4,756,010)	(216,068)
(113)	5 Year U.S. Treasury Note	06/30/11	(13,197,164)	(14,373)

				$157,672

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	Non-income producing security.
(b)	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(k)	All or a portion of this security is deposited with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(l)	The rate shown is the current yield as of March 31, 2011.
(m)	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

As of March 31, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$38,645,869
Aggregate gross unrealized depreciation	—

Net unrealized appreciation/depreciation	$38,645,869

Federal income tax cost of investments	$274,735,357

JPMorgan SmartRetirement 2025 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2011 (Unaudited) (continued)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented in the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities #	$309,150,340	$4,230,886	$—	$313,381,226

Appreciation in Other Financial Instruments
Futures Contracts	$960,703	$—	$—	$960,703

Depreciation in Other Financial Instruments
Futures Contracts	$(803,031)	$—	$—	$(803,031)

There were no significant transfers between levels 1 and 2 during the period ended March 31, 2011.

#	Portfolio holdings designated as Level 1 and Level 2 are disclosed individually in the SOI. Level 2 consists of a U.S. Treasury Note that is held for futures collateral. Please refer to the SOI for industry specifics of the portfolio holdings.

JPMorgan SmartRetirement 2030 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2011 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Investment Companies — 99.2% (b)
	Alternative Assets — 3.8%
1,048,088	JPMorgan International Realty Fund, Class R5 Shares	10,229,343
2,003,334	JPMorgan Realty Income Fund, Class R5 Shares	20,173,574

	Total Alternative Assets	30,402,917

	Fixed Income — 21.5%
6,740,801	JPMorgan Core Bond Fund, Class R6 Shares	77,047,356
4,475,201	JPMorgan Emerging Markets Debt Fund, Class R5 Shares	35,980,619
7,315,894	JPMorgan High Yield Fund, Class R6 Shares	60,721,924

	Total Fixed Income	173,749,899

	International Equity — 27.6%
1,581,814	JPMorgan Emerging Economies Fund, Class R5 Shares	23,901,212
2,220,723	JPMorgan Emerging Markets Equity Fund, Institutional Class Shares	54,363,293
4,135,046	JPMorgan International Equity Fund, Class R6 Shares	58,924,412
4,043,925	JPMorgan International Opportunities Fund, Class R6 Shares	55,927,482
1,673,400	JPMorgan Intrepid International Fund, Institutional Class Shares	29,819,981

	Total International Equity	222,936,380

	Money Market — 1.7%
13,682,708	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.100% (l) (m)	13,682,708

	U.S. Equity — 44.6%
6,991,204	JPMorgan Disciplined Equity Fund, Class R6 Shares	118,011,531
3,896,932	JPMorgan Growth Advantage Fund, Class R5 Shares (a)	36,903,949
2,022,887	JPMorgan Intrepid America Fund, Class R5 Shares	49,641,648
535,936	JPMorgan Small Cap Equity Fund, Class R5 Shares	21,271,284
1,112,730	JPMorgan Small Cap Growth Fund, Class R6 Shares (a) (m)	14,432,108
700,453	JPMorgan Small Cap Value Fund, Class R6 Shares	14,093,104
6,551,687	JPMorgan U.S. Equity Fund, Class R6 Shares (m)	70,168,567
1,877,233	JPMorgan Value Advantage Fund, Institutional Class Shares	35,911,458

	Total U.S. Equity	360,433,649

	Total Investment Companies (Cost $682,069,507)	801,205,553

PRINCIPAL AMOUNT ($)
U.S. Treasury Obligation — 1.5%
12,245,000	U.S. Treasury Note, 0.875%, 01/31/12 (k) (m) (Cost $12,298,139)	12,305,747

	Total Investments — 100.7% (Cost $694,367,646)	813,511,300
	Liabilities in Excess of Other Assets — (0.7)%	(5,391,602)

	NET ASSETS — 100.0%	$808,119,698

Percentages indicated are based on net assets.

JPMorgan SmartRetirement 2030 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2011 (Unaudited) (continued)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 03/31/11	UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
152	Amsterdam Index	04/15/11	$15,686,476	$789,198
134	TOPIX Index	06/09/11	13,950,950	(1,125,091)
59	E-mini Russell 2000	06/17/11	4,966,030	177,080
552	E-mini S&P 500	06/17/11	36,459,600	299,356
95	DAX	06/17/11	23,825,169	1,649,338
102	Long Gilt	06/25/11	19,172,340	189,126
652	5 Year U.S. Treasury Note	06/30/11	76,146,469	100,594

	Short Futures Outstanding
(138)	CAC 40 Index	04/15/11	(7,805,342)	(460,121)
(46)	Euro Bund	06/08/11	(7,906,389)	68,226
(6)	10 Year Japanese Goverment Bond	06/09/11	(10,066,122)	(58,499)
(75)	SFE SPI 200 Index	06/16/11	(9,435,211)	(403,977)
(338)	Dow Jones Euro STOXX 50 Index	06/17/11	(13,623,147)	(826,125)
(413)	5 Year U.S. Treasury Note	06/30/11	(48,233,883)	(70,226)

				$328,879

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

(a)	Non-income producing security.
(b)	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(k)	All or a portion of this security is deposited with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(l)	The rate shown is the current yield as of March 31, 2011.
(m)	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

As of March 31, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$119,143,654
Aggregate gross unrealized depreciation	—

Net unrealized appreciation/depreciation	$119,143,654

Federal income tax cost of investments	$694,367,646

JPMorgan SmartRetirement 2030 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2011 (Unaudited) (continued)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented in the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities #	$801,205,553	$12,305,747	$–	$813,511,300

Appreciation in Other Financial Instruments
Futures Contracts	$3,272,918	$–	$–	$3,272,918

Depreciation in Other Financial Instruments
Futures Contracts	$(2,944,039)	$–	$–	$(2,944,039)

There were no significant transfers between Levels 1 and 2 during the year ended March 31, 2011.

#	Portfolio holdings designated as Level 1 and Level 2 are disclosed individually in the SOI. Level 2 consists of a U.S. Treasury Note that is held for futures collateral. Please refer to the SOI for industry specifics of the portfolio holdings.

JPMorgan SmartRetirement 2035 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2011 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Investment Companies — 98.7% (b)
	Alternative Assets — 4.1%
292,632	JPMorgan International Realty Fund, Class R5 Shares	2,856,086
499,539	JPMorgan Realty Income Fund, Class R5 Shares	5,030,359

	Total Alternative Assets	7,886,445

	Fixed Income — 14.4%
594,718	JPMorgan Core Bond Fund, Class R6 Shares	6,797,623
978,020	JPMorgan Emerging Markets Debt Fund, Class R5 Shares	7,863,279
1,656,111	JPMorgan High Yield Fund, Class R6 Shares	13,745,725

	Total Fixed Income	28,406,627

	International Equity — 29.3%
432,153	JPMorgan Emerging Economies Fund, Class R5 Shares	6,529,838
532,398	JPMorgan Emerging Markets Equity Fund, Institutional Class Shares	13,033,105
1,071,019	JPMorgan International Equity Fund, Class R6 Shares	15,262,015
1,092,254	JPMorgan International Opportunities Fund, Class R6 Shares	15,105,873
445,642	JPMorgan Intrepid International Fund, Institutional Class Shares	7,941,344

	Total International Equity	57,872,175

	Money Market — 2.0%
3,924,657	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.100% (l) (m)	3,924,657

	U.S. Equity — 48.9%
1,890,638	JPMorgan Disciplined Equity Fund, Class R6 Shares	31,913,977
1,056,291	JPMorgan Growth Advantage Fund, Class R5 Shares (a)	10,003,075
534,143	JPMorgan Intrepid America Fund, Class R5 Shares	13,107,877
155,958	JPMorgan Small Cap Equity Fund, Class R5 Shares	6,189,978
243,986	JPMorgan Small Cap Growth Fund, Class R6 Shares (a)	3,164,497
161,341	JPMorgan Small Cap Value Fund, Class R6 Shares	3,246,187
1,795,275	JPMorgan U.S. Equity Fund, Class R6 Shares (m)	19,227,398
507,275	JPMorgan Value Advantage Fund, Institutional Class Shares	9,704,168

	Total U.S. Equity	96,557,157

	Total Investment Companies (Cost $165,449,472)	194,647,061

PRINCIPAL AMOUNT ($)
U.S. Treasury Obligation — 1.4%
2,770,000	U.S. Treasury Note, 0.875%, 01/31/12 (k) (m) (Cost $2,782,032)	2,783,742

	Total Investments — 100.1% (Cost $168,231,504)	197,430,803
	Liabilities in Excess of Other Assets — (0.1)%	(174,059)

	NET ASSETS — 100.0%	$197,256,744

Percentages indicated are based on net assets.

JPMorgan SmartRetirement 2035 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2011 (Unaudited) (continued)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 03/31/11	UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
36	Amsterdam Index	04/15/11	$3,715,218	$186,849
31	TOPIX Index	06/09/11	3,227,459	(260,174)
15	E-mini Russell 2000	06/17/11	1,262,550	38,037
155	E-mini S&P 500	06/17/11	10,237,750	108,814
23	DAX	06/17/11	5,768,199	364,263
26	Long Gilt	06/25/11	4,887,067	42,689
148	5 Year U.S. Treasury Note	06/30/11	17,284,781	26,239
	Short Futures Outstanding
(32)	CAC 40 Index	04/15/11	(1,809,935)	(106,695)
(10)	Euro Bund	06/08/11	(1,718,780)	14,826
(1)	10 Year Japanese Government Bond	06/09/11	(1,677,687)	(9,750)
(14)	SFE SPI 200 Index	06/16/11	(1,761,240)	(83,429)
(97)	Dow Jones Euro STOXX 50 Index	06/17/11	(3,909,601)	(221,100)
(118)	5 Year U.S. Treasury Note	06/30/11	(13,781,109)	(19,088)

				$81,481

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	Non-income producing security.
(b)	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(k)	All or a portion of this security is deposited with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(l)	The rate shown is the current yield as of March 31, 2011.
(m)	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

As of March 31, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$29,199,299
Aggregate gross unrealized depreciation	—

Net unrealized appreciation/depreciation	$29,199,299

Federal income tax cost of investments	$168,231,504

JPMorgan SmartRetirement 2035 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2011 (Unaudited) (continued)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented in the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities #	$194,647,061	$2,783,742	$—	$197,430,803
Appreciation in Other Financial Instruments
Futures Contracts	$781,717	$—	$—	$781,717

Depreciation in Other Financial Instruments
Futures Contracts	$(700,236)	$—	$—	$(700,236)

There were no significant transfers between levels 1 and 2 during the period ended March 31, 2011.

#	Portfolio holdings designated as Level 1 and Level 2 are disclosed individually in the SOI. Level 2 consists of a U.S. Treasury Note that is held for futures collateral. Please refer to the SOI for industry specifics of the portfolio holdings.

JPMorgan SmartRetirement 2040 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2011 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Investment Companies — 99.1% (b)
	Alternative Assets — 4.0%
825,169	JPMorgan International Realty Fund, Class R5 Shares	8,053,651
1,463,628	JPMorgan Realty Income Fund, Class R5 Shares	14,738,731

	Total Alternative Assets	22,792,382

	Fixed Income — 13.8%
1,489,908	JPMorgan Core Bond Fund, Class R6 Shares	17,029,653
2,817,189	JPMorgan Emerging Markets Debt Fund, Class R5 Shares	22,650,202
4,863,485	JPMorgan High Yield Fund, Class R6 Shares	40,366,922

	Total Fixed Income	80,046,777

	International Equity — 29.2%
1,221,781	JPMorgan Emerging Economies Fund, Class R5 Shares	18,461,114
1,567,523	JPMorgan Emerging Markets Equity Fund, Institutional Class Shares	38,372,972
3,178,825	JPMorgan International Equity Fund, Class R6 Shares	45,298,249
3,156,058	JPMorgan International Opportunities Fund, Class R6 Shares	43,648,285
1,274,732	JPMorgan Intrepid International Fund, Institutional Class Shares	22,715,722

	Total International Equity	168,496,342

	Money Market — 2.1%
12,108,535	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.100% (l) (m)	12,108,535

	U.S. Equity — 50.0%
5,495,882	JPMorgan Disciplined Equity Fund, Class R6 Shares	92,770,480
3,049,727	JPMorgan Growth Advantage Fund, Class R5 Shares (a)	28,880,911
1,636,724	JPMorgan Intrepid America Fund, Class R5 Shares	40,165,205
467,085	JPMorgan Small Cap Equity Fund, Class R5 Shares	18,538,588
871,096	JPMorgan Small Cap Growth Fund, Class R6 Shares (a)	11,298,113
424,254	JPMorgan Small Cap Value Fund, Class R6 Shares	8,535,998
5,590,509	JPMorgan U.S. Equity Fund, Class R6 Shares (m)	59,874,353
1,454,401	JPMorgan Value Advantage Fund, Institutional Class Shares	27,822,695

	Total U.S. Equity	287,886,343

	Total Investment Companies (Cost $483,233,508)	571,330,379

PRINCIPAL AMOUNT ($)
U.S. Treasury Obligation — 1.5%
8,785,000	U.S. Treasury Note, 0.875%, 01/31/12 (k) (m) (Cost $8,823,106)	8,828,583

	Total Investments — 100.6% (Cost $492,056,614)	580,158,962
	Liabilities in Excess of Other Assets — (0.6)%	(3,569,885)

	NET ASSETS — 100.0%	$576,589,077

Percentages indicated are based on net assets.

JPMorgan SmartRetirement 2040 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2011 (Unaudited) (continued)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 03/31/11	UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
108	Amsterdam Index	04/15/11	$11,145,655	$560,506
98	TOPIX Index	06/09/11	10,202,934	(822,744)
38	E-mini Russell 2000	06/17/11	3,198,460	106,366
413	E-mini S&P 500	06/17/11	27,278,650	201,239
67	DAX	06/17/11	16,803,014	1,163,278
73	Long Gilt	06/28/11	13,721,380	135,355
454	5 Year U.S. Treasury Note	06/30/11	53,022,234	73,108

	Short Futures Outstanding
(97)	CAC 40 Index	04/15/11	(5,486,364)	(323,418)
(33)	Euro Bund	06/08/11	(5,671,975)	48,938
(4)	10 Year Japanese Government Bond	06/09/11	(6,710,748)	(38,999)
(36)	SFE SPI 200 Index	06/16/11	(4,528,901)	(214,529)
(288)	Dow Jones Euro STOXX 50 Index	06/17/11	(11,607,888)	(704,260)
(285)	5 Year U.S. Treasury Note	06/30/11	(33,284,883)	(49,239)

				$135,601

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

(a)	Non-income producing security.
(b)	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(k)	All or a portion of this security is deposited with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(l)	The rate shown is the current yield as of March 31, 2011.
(m)	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

As of March 31, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$88,690,474
Aggregate gross unrealized depreciation	(588,126)

Net unrealized appreciation/depreciation	$88,102,348

Federal income tax cost of investments	$492,056,614

JPMorgan SmartRetirement 2040 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2011 (Unaudited) (continued)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented in the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities #	$571,330,379	$8,828,583	$—	$580,158,962

Appreciation in Other Financial Instruments
Futures Contracts	$2,288,790	$—	$—	$2,288,790

Depreciation in Other Financial Instruments
Futures Contracts	$(2,153,189)	$—	$—	$(2,153,189)

There were no transfers between levels 1 and 2 during the period ended March 31, 2011.

#	Portfolio holdings designated as Level 1 and Level 2 are disclosed individually in the SOI. Level 2 consists of a U.S. Treasury Note that is held for futures collateral. Please refer to the SOI for industry specifics of the portfolio holdings.

JPMorgan SmartRetirement 2045 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2011 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Investment Companies — 98.2% (b)
	Alternative Assets — 4.0%
144,174	JPMorgan International Realty Fund, Class R5 Shares	1,407,141
188,273	JPMorgan Realty Income Fund, Class R5 Shares	1,895,910

	Total Alternative Assets	3,303,051

	Fixed Income — 14.0%
219,371	JPMorgan Core Bond Fund, Class R6 Shares	2,507,412
403,473	JPMorgan Emerging Markets Debt Fund, Class R5 Shares	3,243,922
693,455	JPMorgan High Yield Fund, Class R6 Shares	5,755,674

	Total Fixed Income	11,507,008

	International Equity — 29.2%
200,949	JPMorgan Emerging Economies Fund, Class R5 Shares	3,036,346
208,315	JPMorgan Emerging Markets Equity Fund, Institutional Class Shares	5,099,552
435,800	JPMorgan International Equity Fund, Class R6 Shares	6,210,157
448,783	JPMorgan International Opportunities Fund, Class R6 Shares	6,206,669
199,751	JPMorgan Intrepid International Fund, Institutional Class Shares	3,559,557

	Total International Equity	24,112,281

	Money Market — 1.6%
1,341,966	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.100% (l) (m)	1,341,966

	U.S. Equity — 49.4%
788,986	JPMorgan Disciplined Equity Fund, Class R6 Shares	13,318,080
419,311	JPMorgan Growth Advantage Fund, Class R5 Shares (a)	3,970,871
229,273	JPMorgan Intrepid America Fund, Class R5 Shares	5,626,354
64,554	JPMorgan Small Cap Equity Fund, Class R5 Shares	2,562,147
105,905	JPMorgan Small Cap Growth Fund, Class R6 Shares (a) (m)	1,373,590
77,860	JPMorgan Small Cap Value Fund, Class R6 Shares	1,566,550
800,721	JPMorgan U.S. Equity Fund, Class R6 Shares (m)	8,575,723
199,802	JPMorgan Value Advantage Fund, Institutional Class Shares	3,822,208

	Total U.S. Equity	40,815,523

	Total Investment Companies (Cost $69,956,451)	81,079,829

PRINCIPAL AMOUNT ($)
U.S. Treasury Obligation — 1.4%
1,125,000	U.S. Treasury Note, 0.875%, 01/31/12 (k) (Cost $1,129,888)	1,130,581

	Total Investments — 99.6% (Cost $71,086,339)	82,210,410
	Other Assets in Excess of Liabilities — 0.4%	337,833

	NET ASSETS — 100.0%	$82,548,243

Percentages indicated are based on net assets.

JPMorgan SmartRetirement 2045 Fund

Schedule of portfolio Investments

AS OF MARCH 31, 2011 (Unaudited) (continued)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 03/31/11	UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
15	Amsterdam Index	04/15/11	$1,548,008	$72,522
13	TOPIX Index	06/09/11	1,353,450	(109,163)
4	E-mini Russell 2000	06/17/11	336,680	15,306
61	E-mini S&P 500	06/17/11	4,029,050	48,671
10	DAX	06/17/11	2,507,913	156,658
11	Long Gilt	06/28/11	2,067,605	16,716
68	5 Year U.S. Treasury Note	06/30/11	7,941,656	9,681

	Short Futures Outstanding
(13)	CAC 40 Index	04/15/11	(735,286)	(43,345)
(4)	Euro Bund	06/08/11	(687,512)	5,930
(1)	10 Year Japanese Goverment Bond	06/09/11	(1,677,687)	(9,750)
(7)	SFE SPI 200 Index	06/16/11	(880,620)	(38,541)
(37)	Dow Jones Euro STOXX 50 Index	06/17/11	(1,491,291)	(84,051)
(39)	5 Year U.S. Treasury Note	06/30/11	(4,554,773)	(4,820)

				$35,814

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

(a)	Non-income producing security.
(b)	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(k)	All or a portion of this security is deposited with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(l)	The rate shown is the current yield as of March 31, 2011.
(m)	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

As of March 31, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$11,124,071
Aggregate gross unrealized depreciation	–

Net unrealized appreciation/depreciation	$11,124,071

Federal income tax cost of investments	$71,086,339

JPMorgan SmartRetirement 2045 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2011 (Unaudited) (continued)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented in the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities #	$81,079,829	$1,130,581	$—	$82,210,410

Appreciation in Other Financial Instruments
Futures Contracts	$325,484	$—	$—	$325,484

Depreciation in Other Financial Instruments
Futures Contracts	$(289,670)	$—	$—	$(289,670)

There were no transfers between levels 1 and 2 during the period ended March 31, 2011.

#	Portfolio holdings designated as Level 1 and Level 2 are disclosed individually in the SOI. Level 2 consists of a U.S. Treasury Note that is held for futures collateral. Please refer to the SOI for industry specifics of the portfolio holdings.

JPMorgan SmartRetirement 2050 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2011 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Investment Companies — 98.3% (b)
	Alternative Assets — 4.0%
191,220	JPMorgan International Realty Fund, Class R5 Shares	1,866,309
203,799	JPMorgan Realty Income Fund, Class R5 Shares	2,052,261

	Total Alternative Assets	3,918,570

	Fixed Income — 14.0%
275,538	JPMorgan Core Bond Fund, Class R6 Shares	3,149,402
478,032	JPMorgan Emerging Markets Debt Fund, Class R5 Shares	3,843,377
809,473	JPMorgan High Yield Fund, Class R6 Shares	6,718,630

	Total Fixed Income	13,711,409

	International Equity — 29.2%
233,884	JPMorgan Emerging Economies Fund, Class R5 Shares	3,533,994
245,521	JPMorgan Emerging Markets Equity Fund, Institutional Class Shares	6,010,360
532,900	JPMorgan International Equity Fund, Class R6 Shares	7,593,824
554,540	JPMorgan International Opportunities Fund, Class R6 Shares	7,669,282
216,966	JPMorgan Intrepid International Fund, Institutional Class Shares	3,866,330

	Total International Equity	28,673,790

	Money Market — 1.4%
1,322,476	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.100% (l) (m)	1,322,476

	U.S. Equity — 49.7%
916,554	JPMorgan Disciplined Equity Fund, Class R6 Shares	15,471,434
505,708	JPMorgan Growth Advantage Fund, Class R5 Shares (a)	4,789,054
301,029	JPMorgan Intrepid America Fund, Class R5 Shares	7,387,249
87,687	JPMorgan Small Cap Equity Fund, Class R5 Shares	3,480,308
140,115	JPMorgan Small Cap Growth Fund, Class R6 Shares (a) (m)	1,817,289
68,171	JPMorgan Small Cap Value Fund, Class R6 Shares	1,371,595
902,353	JPMorgan U.S. Equity Fund, Class R6 Shares (m)	9,664,201
241,219	JPMorgan Value Advantage Fund, Institutional Class Shares	4,614,526

	Total U.S. Equity	48,595,656

	Total Investment Companies (Cost $84,797,562)	96,221,901

PRINCIPAL AMOUNT ($)
U.S. Treasury Obligations — 1.4%
1,305,000	U.S. Treasury Note, 0.875%, 01/31/12 (k) (Cost $1,310,660)	1,311,474

	Total Investments — 99.7% (Cost $86,108,222)	97,533,375
	Other Assets in Excess of Liabilities — 0.3%	331,397

	NET ASSETS — 100.0%	$97,864,772

Percentages indicated are based on net assets.

JPMorgan SmartRetirement 2050 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2011 (Unaudited) (continued)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 03/31/11	UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
19	Amsterdam Index	04/15/11	$1,960,810	$82,551
15	TOPIX Index	06/09/11	1,561,673	(125,856)
4	E-mini Russell 2000	06/17/11	336,680	12,366
76	E-mini S&P 500	06/17/11	5,019,800	53,000
11	DAX	06/17/11	2,758,704	191,156
13	Long Gilt	06/25/11	2,443,533	20,424
79	5 Year U.S. Treasury Note	06/30/11	9,226,336	13,834

	Short Futures Outstanding
(15)	CAC 40 Index	04/15/11	(848,407)	(50,013)
(5)	Euro Bund	06/08/11	(859,390)	5,871
(1)	10 Year Japanese Goverment Bond	06/09/11	(1,677,687)	(9,750)
(8)	SFE SPI 200 Index	06/16/11	(1,006,422)	(44,497)
(47)	Dow Jones Euro STOXX 50 Index	06/17/11	(1,894,343)	(106,889)
(48)	5 Year U.S. Treasury Note	06/30/11	(5,605,875)	(8,240)

				$33,957

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

(a)	Non-income producing security.
(b)	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(k)	All or a portion of this security is deposited with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(l)	The rate shown is the current yield as of March 31, 2011.
(m)	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

As of March 31, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$11,425,153
Aggregate gross unrealized depreciation	—

Net unrealized appreciation/depreciation	$11,425,153

Federal income tax cost of investments	$86,108,222

JPMorgan SmartRetirement 2050 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2011 (Unaudited) (continued)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented in the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities #	$96,221,901	$1,311,474	$—	$97,533,375

Appreciation in Other Financial Instruments
Futures Contracts	$379,202	$—	$—	$379,202

Depreciation in Other Financial Instruments
Futures Contracts	$(345,245)	$—	$—	$(345,245)

#	Portfolio holdings designated as Level 1 and Level 2 are disclosed individually in the SOI. Level 2 consists of a U.S. Treasury Note that is held for futures collateral. Please refer to the SOI for industry specifics of the portfolio holdings.

There were no significant transfers between levels 1 and 2 during the period ended March 31, 2011.

JPMorgan SmartRetirement Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2011 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Investment Companies — 97.9% (b)
	Alternative Assets — 1.5%
251,596	JPMorgan International Realty Fund, Class R5 Shares	2,455,581
161,254	JPMorgan Realty Income Fund, Class R5 Shares	1,623,826

	Total Alternative Assets	4,079,407

	Fixed Income — 56.6%
7,906,861	JPMorgan Core Bond Fund, Class R6 Shares	90,375,425
1,933,543	JPMorgan Emerging Markets Debt Fund, Class R5 Shares	15,545,686
2,926,634	JPMorgan High Yield Fund, Class R6 Shares	24,291,065
1,628,080	JPMorgan Inflation Managed Bond Fund, Class R6 Shares	16,915,753
839,635	JPMorgan Real Return Fund, Institutional Class Shares	8,203,233

	Total Fixed Income	155,331,162

	International Equity — 11.0%
160,707	JPMorgan Emerging Economies Fund, Class R5 Shares	2,428,289
349,571	JPMorgan Emerging Markets Equity Fund, Institutional Class Shares	8,557,510
581,489	JPMorgan International Equity Fund, Class R6 Shares	8,286,224
583,726	JPMorgan International Opportunities Fund, Class R6 Shares	8,072,935
170,047	JPMorgan Intrepid International Fund, Institutional Class Shares	3,030,239

	Total International Equity	30,375,197

	Money Market — 8.2%
22,540,491	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.100% (l) (m)	22,540,491

	U.S. Equity — 20.6%
1,510,411	JPMorgan Disciplined Equity Fund, Class R6 Shares	25,495,745
425,932	JPMorgan Growth Advantage Fund, Class R5 Shares (a)	4,033,576
252,735	JPMorgan Intrepid America Fund, Class R5 Shares	6,202,107
100,764	JPMorgan Small Cap Equity Fund, Class R5 Shares	3,999,338
192,598	JPMorgan Small Cap Growth Fund, Class R6 Shares (a)	2,498,002
96,603	JPMorgan Small Cap Value Fund, Class R6 Shares	1,943,645
782,198	JPMorgan U.S. Equity Fund, Class R6 Shares	8,377,343
199,403	JPMorgan Value Advantage Fund, Institutional Class Shares	3,814,585

	Total U.S. Equity	56,364,341

	Total Investment Companies (Cost $241,306,384)	268,690,598

PRINCIPAL AMOUNT ($)
U.S. Treasury Obligations — 0.8%
2,075,000	U.S. Treasury Note, 0.875%, 01/31/12 (k) (Cost $2,084,000)	2,085,294

	Total Investments — 98.7% (Cost $243,390,384)	270,775,892
	Other Assets in Excess of Liabilities — 1.3%	3,585,279

	NET ASSETS — 100.0%	$274,361,171

Percentages indicated are based on net assets.

JPMorgan SmartRetirement Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2011 (Unaudited) (continued)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 03/31/11	UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
28	Amsterdam Index	04/15/11	$2,889,614	$145,437
25	TOPIX Index	06/09/11	2,602,789	(209,877)
19	DAX	06/17/11	4,765,034	329,489
52	E-mini S&P 500	06/17/11	3,434,600	68,436
19	Long Gilt	06/25/11	3,571,318	35,229
73	5 Year U.S. Treasury Note	06/30/11	8,525,602	12,942

	Short Futures Outstanding
(25)	CAC 40 Index	04/15/11	(1,414,011)	(83,355)
(8)	Euro Bund	06/08/11	(1,375,024)	11,861
(1)	10 Year Japanese Goverment Bond	06/09/11	(1,677,687)	(9,750)
(10)	SFE SPI 200 Index	06/16/11	(1,258,028)	(59,582)
(10)	E-mini Russell 2000	06/17/11	(841,700)	(30,032)
(58)	Dow Jones Euro STOXX 50 Index	06/17/11	(2,337,700)	(141,691)
(49)	5 Year U.S. Treasury Note	06/30/11	(5,722,664)	46,515

				$115,622

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

(a)	Non-income producing security.
(b)	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(k)	All or a portion of this security is deposited with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(l)	The rate shown is the current yield as of March 31, 2011.
(m)	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

As of March 31, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$27,385,508
Aggregate gross unrealized depreciation	—

Net unrealized appreciation/depreciation	$27,385,508

Federal income tax cost of investments	$243,390,384

JPMorgan SmartRetirement Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2011 (Unaudited) (continued)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented in the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities #	$268,690,598	$2,085,294	$—	$270,775,892

Appreciation in Other Financial Instruments
Futures Contracts	$649,909	$—	$—	$649,909

Depreciation in Other Financial Instruments
Futures Contracts	$(534,287)	$—	$—	$(534,287)

#	Portfolio holdings designated as Level 1 and Level 2 are disclosed individually in the SOI. Level 2 consists of a U.S. Treasury Note that is held for futures collateral. Please refer to the SOI for industry specifics of the portfolio holdings.

There were no transfers between levels 1 and 2 during the period ended March 31, 2011.

JPMorgan U.S. Dynamic Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2011 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Long Positions — 118.0% (j)
Common Stocks — 116.6%
Consumer Discretionary — 14.9%
	Auto Components — 1.0%
124	Dana Holding Corp. (a)	2,161

	Automobiles — 2.1%
208	Ford Motor Co. (a)	3,100
30	Harley-Davidson, Inc.	1,258

		4,358

	Diversified Consumer Services — 1.0%
32	Weight Watchers International, Inc.	2,236

	Hotels, Restaurants & Leisure — 0.5%
41	Brinker International, Inc.	1,040
	Media — 7.4%
97	CBS Corp. (Non-Voting), Class B	2,430
135	Comcast Corp., Class A	3,337
95	Interpublic Group of Cos., Inc. (The)	1,199
105	Time Warner, Inc.	3,759
33	Viacom, Inc., Class B	1,531
82	Walt Disney Co. (The)	3,524

		15,780

	Multiline Retail — 1.6%
25	Dillard’s, Inc., Class A	999
95	Macy’s, Inc.	2,302

		3,301

	Specialty Retail — 0.7%
21	Limited Brands, Inc.	704
17	TJX Cos., Inc.	860

		1,564

	Textiles, Apparel & Luxury Goods — 0.6%
13	V.F. Corp.	1,241

	Total Consumer Discretionary	31,681

Consumer Staples — 7.8%
	Beverages — 2.4%
48	Coca-Cola Co. (The)	3,204
27	PepsiCo, Inc.	1,769

		4,973

	Food & Staples Retailing — 2.4%
141	Kroger Co. (The)	3,377
43	Walgreen Co.	1,710

		5,087

	Food Products — 0.5%
58	Tyson Foods, Inc., Class A	1,119

	Household Products — 1.3%
9	Colgate-Palmolive Co.	703
32	Procter & Gamble Co. (The)	1,968

		2,671

	Tobacco — 1.2%
40	Philip Morris International, Inc.	2,612

	Total Consumer Staples	16,462

Energy — 17.2%
	Energy Equipment & Services — 4.1%
37	Baker Hughes, Inc.	2,687
34	National Oilwell Varco, Inc.	2,689
27	Rowan Cos., Inc. (a)	1,188
24	Schlumberger Ltd.	2,229

		8,793

	Oil, Gas & Consumable Fuels — 13.1%
15	Apache Corp.	1,964
15	Arch Coal, Inc.	530
65	Chevron Corp.	6,970
25	ConocoPhillips	2,013
99	Exxon Mobil Corp.	8,349
30	Hess Corp.	2,590
54	Marathon Oil Corp.	2,900
80	Valero Energy Corp.	2,383

		27,699

	Total Energy	36,492

Financials — 16.3%
	Capital Markets — 2.2%
37	Ameriprise Financial, Inc.	2,270
16	Goldman Sachs Group, Inc. (The)	2,457

		4,727

	Commercial Banks — 2.1%
97	Huntington Bancshares, Inc.	641
33	U.S. Bancorp	872
90	Wells Fargo & Co.	2,864

		4,377

	Consumer Finance — 2.3%
69	Capital One Financial Corp.	3,575
55	Discover Financial Services	1,326

		4,901

	Diversified Financial Services — 3.5%
138	Bank of America Corp.	1,834
628	Citigroup, Inc. (a)	2,775
105	NASDAQ OMX Group, Inc. (The) (a)	2,723

		7,332

	Insurance — 5.7%
30	Berkshire Hathaway, Inc., Class B (a)	2,490
75	Lincoln National Corp.	2,262
86	MetLife, Inc.	3,834
17	Prudential Financial, Inc.	1,053
43	Travelers Cos., Inc. (The)	2,534

		12,173

	Real Estate Management & Development — 0.5%
10	Jones Lang LaSalle, Inc.	1,037

	Total Financials	34,547

Health Care — 13.7%
	Biotechnology — 1.7%
26	Biogen Idec, Inc. (a)	1,930
40	Gilead Sciences, Inc. (a)	1,681

		3,611

	Health Care Equipment & Supplies — 0.7%
29	Covidien plc, (Ireland)	1,506

JPMorgan U.S. Dynamic Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Long Positions — Continued
	Health Care Providers & Services — 4.7%
31	McKesson Corp.	2,443
22	Quest Diagnostics, Inc.	1,270
89	UnitedHealth Group, Inc.	4,042
44	Universal Health Services, Inc., Class B	2,197

		9,952

	Life Sciences Tools & Services — 0.9%
42	Agilent Technologies, Inc. (a) (m)	1,877

	Pharmaceuticals — 5.7%
29	Endo Pharmaceuticals Holdings, Inc. (a)	1,099
78	Mylan, Inc. (a)	1,762
344	Pfizer, Inc.	6,992
39	Watson Pharmaceuticals, Inc. (a)	2,207

		12,060

	Total Health Care	29,006

Industrials — 11.5%
	Aerospace & Defense — 2.6%
67	Honeywell International, Inc.	3,977
18	Lockheed Martin Corp.	1,463

		5,440

	Airlines — 0.5%
43	United Continental Holdings, Inc. (a)	986

	Construction & Engineering — 2.0%
51	Chicago Bridge & Iron Co. N.V., (Netherlands)	2,090
56	KBR, Inc.	2,126

		4,216

	Industrial Conglomerates — 2.9%
185	General Electric Co.	3,717
55	Tyco International Ltd., (Switzerland)	2,449

		6,166

	Machinery — 3.5%
14	Cummins, Inc.	1,524
19	Deere & Co.	1,841
19	Dover Corp.	1,249
13	Joy Global, Inc.	1,284
31	Timken Co.	1,617

		7,515

	Total Industrials	24,323

Information Technology — 22.3%
	Communications Equipment — 1.0%
28	QUALCOMM, Inc.	1,541
9	Research In Motion Ltd., (Canada) (a)	526

		2,067

	Computers & Peripherals — 7.6%
28	Apple, Inc. (a)	9,654
113	EMC Corp. (a)	2,993
30	Lexmark International, Inc., Class A (a)	1,096
52	SanDisk Corp. (a)	2,392

		16,135

	Electronic Equipment, Instruments & Components — 1.0%
30	TE Connectivity Ltd., (Switzerland)	1,027
61	Vishay Intertechnology, Inc. (a)	1,075

		2,102

	Internet Software & Services — 1.2%
86	IAC/InterActiveCorp. (a)	2,650

	IT Services — 4.7%
41	Accenture plc, (Ireland), Class A	2,254
47	International Business Machines Corp.	7,707

		9,961

	Semiconductors & Semiconductor Equipment — 1.9%
57	Applied Materials, Inc.	892
31	Avago Technologies Ltd., (Singapore)	961
23	KLA-Tencor Corp.	1,104
30	Novellus Systems, Inc. (a)	1,129

		4,086

	Software — 4.9%
211	Microsoft Corp.	5,360
149	Oracle Corp.	4,961

		10,321

	Total Information Technology	47,322

Materials — 5.8%
	Chemicals — 3.4%
10	CF Industries Holdings, Inc.	1,299
35	Dow Chemical Co. (The)	1,302
53	E.l. du Pont de Nemours & Co.	2,941
7	Eastman Chemical Co.	656
42	Solutia, Inc. (a)	1,072

		7,270

	Metals & Mining — 2.4%
82	Alcoa, Inc.	1,444
55	Freeport-McMoRan Copper & Gold, Inc.	3,059
24	Stillwater Mining Co. (a)	553

		5,056

	Total Materials	12,326

Telecommunication Services — 2.6%
	Diversified Telecommunication Services — 2.3%
97	AT&T, Inc. (m)	2,956
5	CenturyLink, Inc.	211
46	Verizon Communications, Inc.	1,778

		4,945

	Wireless Telecommunication Services — 0.3%
7	American Tower Corp., Class A (a)	351
50	Sprint Nextel Corp. (a)	230

		581

	Total Telecommunication Services	5,526

Utilities — 4.5%
	Electric Utilities — 2.4%
13	American Electric Power Co., Inc.	470
37	Duke Energy Corp.	666

JPMorgan U.S. Dynamic Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Long Positions — Continued
	Electric Utilities — Continued
9	Edison International	333
5	Entergy Corp.	337
18	Exelon Corp.	751
9	FirstEnergy Corp.	319
11	NextEra Energy, Inc.	631
5	Northeast Utilities	163
13	PPL Corp.	331
8	Progress Energy, Inc.	361
23	Southern Co.	862

		5,224

	Gas Utilities — 0.1%
3	Oneok, Inc.	190

	Independent Power Producers & Energy Traders — 0.3%
19	AES Corp. (The) (a) (m)	249
6	Constellation Energy Group, Inc.	178
7	NRG Energy, Inc. (a)	161

		588

	Multi-Utilities — 1.7%
7	Ameren Corp.	186
12	CenterPoint Energy, Inc.	203
8	Consolidated Edison, Inc.	400
16	Dominion Resources, Inc.	733
4	DTE Energy Co.	219
8	NiSource, Inc.	154
10	PG&E Corp.	449
14	Public Service Enterprise Group, Inc.	450
6	Sempra Energy	339
7	Wisconsin Energy Corp.	200
13	Xcel Energy, Inc.	306

		3,639

	Total Utilities	9,641

	Total Common Stocks (Cost $217,357)	247,326

	Short-Term Investment — 1.4%
	Investment Company — 1.4%
3,017	JPMorgan Prime Money Market Fund, Institutional Class Shares, Institutional Class Shares, 0.100% (b) (l) (m) (Cost $3,017)	3,017

	Total Investments — 118.0% (Cost $220,374)	250,343
	Liabilities in Excess of Other
	Assets — (18.0)%	(38,223)

	NET ASSETS — 100.0%	$212,120

Short Positions — 17.7%
Common Stocks — 10.3%
Consumer Discretionary — 2.9%
	Auto Components — 0.5%
26	Tenneco, Inc. (a)	1,095

	Hotels, Restaurants & Leisure — 0.4%
58	International Game Technology	934

	Leisure Equipment & Products — 0.5%
22	Hasbro, Inc.	1,049

	Media — 1.5%
11	DIRECTV, Class A (a)	533
60	News Corp., Class A	1,059
22	Omnicom Group, Inc.	1,055
10	Scripps Networks Interactive, Inc., Class A	516

		3,163

	Total Consumer Discretionary	6,241

	Financials — 1.2%
	Capital Markets — 0.7%
27	Charles Schwab Corp. (The)	494
49	TD AMERITRADE Holding Corp.	1,014

		1,508

	Insurance — 0.5%
31	Cincinnati Financial Corp.	1,027

	Total Financials	2,535

	Health Care — 0.3%
	Pharmaceuticals — 0.3%
10	Hospira, Inc. (a)	536

	Industrials — 1.0%
	Construction & Engineering — 0.5%
22	URS Corp. (a)	1,031

	Machinery — 0.5%
4	Flowserve Corp.	528
7	SPX Corp.	545

		1,073

	Total Industrials	2,104

	Information Technology — 3.4%
	IT Services — 0.7%
7	Cognizant Technology Solutions
	Corp., Class A (a)	562
48	Western Union Co. (The)	988

		1,550

	Office Electronics — 0.2%
48	Xerox Corp.	506

	Semiconductors & Semiconductor Equipment —1.5%
30	Linear Technology Corp.	1,019
29	Microchip Technology, Inc.	1,106
69	National Semiconductor Corp.	995

		3,120

	Software — 1.0%
47	Activision Blizzard, Inc.	518
55	Electronic Arts, Inc. (a)	1,072
9	SAP AG, (Germany), ADR	534

		2,124

	Total Information Technology	7,300

JPMorgan U.S. Dynamic Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Short Positions — Continued
	Materials — 1.5%
	Chemicals — 1.0%
9	Ashland, Inc.	537
21	Ecolab, Inc.	1,077
19	Nalco Holding Co.	513

		2,127

	Metals & Mining — 0.5%
22	Nucor Corp.	1,008

	Total Materials	3,135

	Total Common Stocks (Cost $21,545)	21,851

	Investment Companies — 7.4%
68	Consumer Discretionary Select Sector SPDR Fund	2,653
53	Energy Select Sector SPDR Fund	4,246
28	Industrial Select Sector SPDR Fund	1,062
26	SPDR S&P 500 ETF Trust	3,384
40	Technology Select Sector SPDR Fund	1,030
108	Utilities Select Sector SPDR Fund	3,461

	Total Investment Companies (Cost $15,458)	15,836

	Total Short Positions (Proceeds $37,003)	37,687

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

ADR	—	American Depositary Receipt
ETF	—	Exchange Traded Fund
SPDR	—	Standard & Poor’s Depository Receipts

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(j)	All or a portion of these securities are segregated for short sales.
(l)	The rate shown is the current yield as of March 31, 2011.
(m)	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

As of March 31, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$30,834
Aggregate gross unrealized depreciation	(865)

Net unrealized appreciation/depreciation	$29,969

Federal income tax cost of investments	$220,374

JPMorgan U.S. Dynamic Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities #	$250,343	$—	$—	$250,343
Total Liabilities	(37,687)			(37,687)

There were no significant transfers between Levels 1 and 2 during the period ended March 31, 2011.

#	All portfolio holdings designated as level 1 are disclosed individually in the SOI. Please refer to SOI for industry specifics of the portfolio holdings.

JPMorgan U.S. Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2011 (Unaudited)

(Amounts in thousands, except number of contracts)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — 97.2%
Consumer Discretionary — 12.9%
	Auto Components — 1.5%
102	BorgWarner, Inc. (a)	8,133
1,429	Johnson Controls, Inc.	59,405
35	TRW Automotive Holdings Corp. (a)	1,917

		69,455

	Automobiles — 0.6%
820	General Motors Co. (a)	25,444

	Hotels, Restaurants & Leisure — 1.8%
790	Carnival Corp.	30,320
83	Darden Restaurants, Inc.	4,097
129	McDonald’s Corp.	9,806
121	Royal Caribbean Cruises Ltd. (a)	4,986
57	Starwood Hotels & Resorts Worldwide, Inc. (c)	3,300
37	Wynn Resorts Ltd.	4,697
450	Yum! Brands, Inc.	23,146

		80,352

	Household Durables — 0.4%
440	Lennar Corp., Class A	7,981
13	NVR, Inc. (a) (c)	10,005

		17,986

	Internet & Catalog Retail — 1.7%
365	Amazon.com, Inc. (a)	65,689
13	NetFlix, Inc. (a) (c)	3,199
13	priceline.com, Inc. (a)	6,706

		75,594

	Leisure Equipment & Products — 0.1%
110	Mattel, Inc.	2,732

	Media — 4.0%
614	Comcast Corp., Class A	15,187
241	DIRECTV, Class A (a)	11,285
68	Discovery Communications, Inc., Class A (a) (c)	2,729
558	Gannett Co., Inc. (c)	8,496
47	Time Warner Cable, Inc.	3,358
2,675	Time Warner, Inc.	95,487
1,001	Walt Disney Co. (The)	43,121

		179,663

	Multiline Retail — 0.5%
91	Dollar Tree, Inc. (a)	5,031
205	Kohl’s Corp.	10,882
140	Target Corp.	7,003

		22,916

	Specialty Retail — 1.9%
7	Advance Auto Parts, Inc.	458
55	AutoZone, Inc. (a)	15,030
21	Bed Bath & Beyond, Inc. (a)	1,009
558	Home Depot, Inc.	20,696
836	Lowe’s Cos., Inc.	22,106
108	O’Reilly Automotive, Inc. (a)	6,227
1,054	Staples, Inc.	20,469

		85,995

	Textiles, Apparel & Luxury Goods — 0.4%
226	Coach, Inc.	11,739
41	Fossil, Inc. (a)	3,799
8	NIKE, Inc., Class B	572
24	Polo Ralph Lauren Corp.	2,950

		19,060

	Total Consumer Discretionary	579,197

Consumer Staples — 7.1%
	Beverages — 2.1%
1,126	Coca-Cola Co. (The)	74,689
315	PepsiCo, Inc.	20,286

		94,975

	Food & Staples Retailing — 1.1%
451	CVS Caremark Corp.	15,464
255	Kroger Co. (The)	6,102
595	Sysco Corp.	16,490
59	Walgreen Co.	2,378
165	Wal-Mart Stores, Inc.	8,584

		49,018

	Food Products — 0.9%
330	Campbell Soup Co. (c)	10,930
651	General Mills, Inc.	23,777
120	Kellogg Co.	6,483

		41,190

	Household Products — 2.5%
299	Colgate-Palmolive Co.	24,115
1,413	Procter & Gamble Co. (The)	87,051

		111,166

	Personal Products — 0.1%
67	Estee Lauder Cos., Inc. (The), Class A	6,473

	Tobacco — 0.4%
265	Philip Morris International, Inc.	17,417

	Total Consumer Staples	320,239

Energy — 13.4%
	Energy Equipment & Services — 2.4%
189	Baker Hughes, Inc.	13,862
225	Cameron International Corp. (a)	12,827
57	Ensco plc, (United Kingdom), ADR	3,288
24	FMC Technologies, Inc. (a)	2,230
117	Halliburton Co.	5,817
64	National Oilwell Varco, Inc.	5,099
687	Schlumberger Ltd.	64,038

		107,161

	Oil, Gas & Consumable Fuels — 11.0%
151	Anadarko Petroleum Corp.	12,411
260	Apache Corp.	33,990
902	Chevron Corp.	96,914
60	Concho Resources, Inc. (a)	6,457
297	ConocoPhillips	23,712
410	Devon Energy Corp.	37,662
401	EOG Resources, Inc.	47,487
1,734	Exxon Mobil Corp.	145,853
78	Hess Corp.	6,638
32	Noble Energy, Inc.	3,140
709	Occidental Petroleum Corp.	74,127
67	Whiting Petroleum Corp. (a)	4,912

JPMorgan U.S. Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2011 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

SHARES	SECURITY DESCRIPTION	VALUE ($)
	Oil, Gas & Consumable Fuels — Continued
44	Williams Cos., Inc. (The)	1,374

		494,677

	Total Energy	601,838

Financials — 13.8%
	Capital Markets — 3.1%
443	Goldman Sachs Group, Inc. (The)	70,144
481	Invesco Ltd.	12,285
868	Morgan Stanley	23,721
491	State Street Corp.	22,044
92	T. Rowe Price Group, Inc.	6,114
254	TD AMERITRADE Holding Corp.	5,309

		139,617

	Commercial Banks — 3.4%
639	BB&T Corp.	17,548
23	Comerica, Inc.	826
828	Fifth Third Bancorp	11,496
145	Huntington Bancshares, Inc.	964
1,068	Regions Financial Corp.	7,756
95	SVB Financial Group (a) (c)	5,411
65	TCF Financial Corp.	1,028
388	U.S. Bancorp	10,265
2,919	Wells Fargo & Co.	92,546
168	Zions Bancorp	3,866

		151,706

	Consumer Finance — 0.6%
432	American Express Co.	19,517
79	Capital One Financial Corp.	4,097
145	Imperial Holdings, Inc. (a)	1,474

		25,088

	Diversified Financial Services — 3.2%
5,463	Bank of America Corp.	72,819
13,962	Citigroup, Inc. (a)	61,712
26	CME Group, Inc.	7,949
372	KKR Financial Holdings LLC	3,643

		146,123

	Insurance — 3.1%
390	ACE Ltd., (Switzerland)	25,247
312	Aflac, Inc.	16,445
107	Berkshire Hathaway, Inc., Class B (a)	8,923
24	Everest Re Group Ltd., (Bermuda)	2,083
796	MetLife, Inc.	35,604
510	Prudential Financial, Inc.	31,402
114	RenaissanceRe Holdings Ltd., (Bermuda)	7,897
442	XL Group plc, (Ireland)	10,865

		138,466

	Real Estate Investment Trusts (REITs) — 0.4%
163	Annaly Capital Management, Inc.	2,836
364	HCP, Inc.	13,826
104	Lexington Realty Trust	976
26	Regency Centers Corp.	1,109

		18,747

	Total Financials	619,747

Health Care — 10.6%
	Biotechnology — 2.3%
91	Alexion Pharmaceuticals, Inc. (a) (c)	9,012
485	Biogen Idec, Inc. (a)	35,614
697	Celgene Corp. (a)	40,110
488	Dendreon Corp. (a)	18,254

		102,990

	Health Care Equipment & Supplies — 1.2%
207	Baxter International, Inc.	11,132
35	C.R. Bard, Inc.	3,458
617	Covidien plc, (Ireland)	32,059
47	Edwards Lifesciences Corp. (a)	4,084
9	Intuitive Surgical, Inc. (a)	2,988

		53,721

	Health Care Providers & Services — 2.5%
8	Aetna, Inc.	300
445	Cardinal Health, Inc.	18,295
117	DaVita, Inc. (a)	10,026
232	Express Scripts, Inc. (a)	12,907
153	Humana, Inc. (a)	10,712
167	McKesson Corp.	13,212
78	Medco Health Solutions, Inc. (a)	4,365
710	UnitedHealth Group, Inc.	32,103
148	WellPoint, Inc.	10,312

		112,232

	Life Sciences Tools & Services — 0.2%
77	Illumina, Inc. (a)	5,385
75	Thermo Fisher Scientific, Inc. (a)	4,160

		9,545

	Pharmaceuticals — 4.4%
1,378	Abbott Laboratories	67,602
94	Allergan, Inc.	6,641
52	Johnson & Johnson	3,079
1,956	Merck & Co., Inc.	64,577
63	Novo Nordisk A/S, (Denmark), ADR	7,890
2,293	Pfizer, Inc.	46,572
11	Teva Pharmaceutical Industries Ltd., (Israel), ADR	535

		196,896

	Total Health Care	475,384

Industrials — 10.0%
	Aerospace & Defense — 3.1%
70	Goodrich Corp.	6,004
881	Honeywell International, Inc.	52,576
42	Precision Castparts Corp.	6,226
85	Textron, Inc. (c)	2,332
881	United Technologies Corp. (c)	74,609

		141,747

	Air Freight & Logistics — 0.1%
59	C.H. Robinson Worldwide, Inc.	4,351

	Construction & Engineering — 0.7%
404	Fluor Corp.	29,791

	Industrial Conglomerates — 2.1%
522	3M Co.	48,775
1,020	General Electric Co.	20,457

JPMorgan U.S. Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2011 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

SHARES	SECURITY DESCRIPTION	VALUE ($)
	Industrial Conglomerates — Continued
569	Tyco International Ltd., (Switzerland)	25,475

		94,707

	Machinery — 1.8%
45	Caterpillar, Inc.	5,039
82	Cummins, Inc.	8,956
105	Deere & Co.	10,176
53	Eaton Corp.	2,932
67	Joy Global, Inc.	6,648
44	Navistar International Corp. (a)	3,031
748	PACCAR, Inc.	39,151
73	Parker Hannifin Corp.	6,899

		82,832

	Road & Rail — 2.0%
234	CSX Corp.	18,400
102	Hertz Global Holdings, Inc. (a)	1,590
567	Norfolk Southern Corp.	39,267
293	Union Pacific Corp.	28,791

		88,048

	Trading Companies & Distributors — 0.2%
58	W.W. Grainger, Inc. (c)	8,041

	Total Industrials	449,517

Information Technology — 18.7%
	Communications Equipment — 2.5%
3,221	Cisco Systems, Inc.	55,244
26	F5 Networks, Inc. (a)	2,658
494	Juniper Networks, Inc. (a)	20,772
272	Motorola Mobility Holdings, Inc. (a)	6,635
486	QUALCOMM, Inc.	26,656

		111,965

	Computers & Peripherals — 5.1%
493	Apple, Inc. (a)	171,778
826	EMC Corp. (a)	21,920
439	Hewlett-Packard Co.	17,976
122	NetApp, Inc. (a) (c)	5,892
218	SanDisk Corp. (a)	10,029

		227,595

	Electronic Equipment, Instruments & Components — 0.2%
103	Amphenol Corp., Class A	5,580
61	Corning, Inc.	1,265
79	Ingram Micro, Inc., Class A (a)	1,668

		8,513

	Internet Software & Services — 0.6%
29	Baidu, Inc., (China), ADR (a)	3,930
42	Google, Inc., Class A (a)	24,489

		28,419

	IT Services — 2.8%
574	Cognizant Technology Solutions
	Corp., Class A (a)	46,753
426	Genpact Ltd., (Bermuda) (a)	6,175
27	Global Payments, Inc.	1,320
262	International Business Machines Corp.	42,644
69	MasterCard, Inc., Class A	17,366
83	VeriFone Systems, Inc. (a)	4,543
36	Visa, Inc., Class A	2,646
93	Western Union Co. (The)	1,925

		123,372

	Semiconductors & Semiconductor Equipment — 3.2%
61	Altera Corp.	2,681
166	Analog Devices, Inc.	6,524
1,018	Applied Materials, Inc.	15,907
158	ARM Holdings plc, (United Kingdom), ADR	4,439
598	Broadcom Corp., Class A	23,532
471	Intersil Corp., Class A (c)	5,864
154	KLA-Tencor Corp.	7,309
336	Lam Research Corp. (a)	19,029
585	LSI Corp. (a)	3,979
836	Marvell Technology Group Ltd., (Bermuda) (a)	12,994
91	Micron Technology, Inc. (a)	1,045
516	NVIDIA Corp. (a)	9,532
899	Xilinx, Inc.	29,496

		142,331

	Software — 4.3%
799	Adobe Systems, Inc. (a)	26,506
101	Citrix Systems, Inc. (a)	7,428
44	FactSet Research Systems, Inc.	4,607
56	Intuit, Inc. (a)	2,949
3,436	Microsoft Corp.	87,127
1,550	Oracle Corp.	51,710
103	Red Hat, Inc. (a)	4,689
44	Salesforce.com, Inc. (a)	5,920
43	VMware, Inc., Class A (a)	3,506

		194,442

	Total Information Technology	836,637

Materials — 4.6%
	Chemicals — 2.7%
61	Air Products & Chemicals, Inc.	5,492
14	CF Industries Holdings, Inc.	1,944
1,068	Dow Chemical Co. (The)	40,305
1,129	E.l. du Pont de Nemours & Co.	62,085
59	Georgia Gulf Corp. (a)	2,194
43	Praxair, Inc.	4,369
34	Sherwin-Williams Co. (The)	2,836

		119,225

	Containers & Packaging — 0.1%
82	Crown Holdings, Inc. (a)	3,164

	Metals & Mining — 1.8%
1,298	Alcoa, Inc.	22,908
990	Freeport-McMoRan Copper & Gold, Inc.	55,000
108	Vale S.A., (Brazil), ADR (c)	3,606

		81,514

	Total Materials	203,903

Telecommunication Services — 3.2%
	Diversified Telecommunication Services — 2.3%
779	AT&T, Inc.	23,841

JPMorgan U.S. Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2011 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

SHARES	SECURITY DESCRIPTION	VALUE ($)
	Diversified Telecommunication Services — Continued
490	Frontier Communications Corp.	4,025
1,938	Verizon Communications, Inc.	74,710

		102,576

	Wireless Telecommunication Services — 0.9%
138	American Tower Corp., Class A (a)	7,172
7,394	Sprint Nextel Corp. (a)	34,310

		41,482

	Total Telecommunication Services	144,058

Utilities — 2.9%
	Electric Utilities — 1.3%
564	NextEra Energy, Inc.	31,109
363	Northeast Utilities	12,551
978	NV Energy, Inc.	14,563

		58,223

	Gas Utilities — 0.1%
76	Oneok, Inc.	5,067

	Independent Power Producers & Energy Traders — 0.1%
127	Constellation Energy Group, Inc.	3,957

	Multi-Utilities — 1.1%
26	CenterPoint Energy, Inc.	453
307	CMS Energy Corp.	6,035
361	PG&E Corp.	15,939
305	Public Service Enterprise Group, Inc.	9,619
119	SCANA Corp. (c)	4,672
261	Sempra Energy	13,942
41	Xcel Energy, Inc.	988

		51,648

	Water Utilities — 0.3%
443	American Water Works Co., Inc.	12,431

	Total Utilities	131,326

	Total Common Stocks (Cost $3,416,686)	4,361,846

Preferred Stock — 0.1%
Consumer Staples — 0.1%
	Beverages — 0.1%
132	Cia de Bebidas das Americas, (Brazil), ADR (Cost $3,281)	3,740

PRINCIPAL AMOUNT ($)
U.S. Treasury Obligation — 0.2%
8,770	U.S. Treasury Note, 1.125%, 06/30/11 (k) (Cost $8,787)	8,791

SHARES
Short-Term Investment — 2.1%
	Investment Company — 2.1%
95,640	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.100% (b) (l) (m) (Cost $95,640)	95,640

Investments of Cash Collateral for Securities on Loan — 0.6%
	Investment Company — 0.6%
27,657	JPMorgan Prime Money Market Fund, Capital Shares, 0.130% (b) (l) (Cost $27,657)	27,657

	Total Investments — 100.2% (Cost $3,552,051)	4,497,674
	Liabilities in Excess of Other Assets — (0.2)%	(10,880)

	NET ASSETS — 100.0%	$4,486,794

Percentages indicated are based on net assets.

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 03/31/11	UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
1,214	E-mini S&P 500	06/17/11	$80,185	$1,793

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	—	American Depositary Receipt

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(c)	Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.
(k)	All or a portion of this security is deposited with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(l)	The rate shown is the current yield as of March 31, 2011.
(m)	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

As of March 31, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$955,999
Aggregate gross unrealized depreciation	(10,376)

Net unrealized appreciation/depreciation	$945,623

Federal income tax cost of investments	$3,552,051

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities #	$4,488,348	$9,326	$—	$4,497,674
Appreciation in Other Financial Instruments
Futures Contracts	$1,793	$—	$—	$1,793

#	Portfolio holdings designated as Level 1 and Level 2 are disclosed individually in the SOI. Level 2 consists of an ADR and U.S. Treasury Note that is held for futures collateral. Please refer to the SOI for industry specifics of the portfolio holdings.

There were no transfers between Levels 1 and 2 during the period ended March 31, 2011.

JPMorgan U.S. Large Cap Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2011 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Long Positions — 117.2% (j)
Common Stocks — 114.5%
Consumer Discretionary — 15.4%
	Auto Components — 2.2%
3,855	Johnson Controls, Inc.	160,241

	Automobiles — 1.1%
2,606	General Motors Co. (a)	80,874

	Hotels, Restaurants & Leisure — 2.1%
1,780	Carnival Corp.	68,271
264	Darden Restaurants, Inc.	12,988
101	Marriott International, Inc., Class A	3,607
180	Starwood Hotels & Resorts Worldwide, Inc.	10,460
1,034	Yum! Brands, Inc.	53,128

		148,454
	Household Durables — 0.6%
866	Lennar Corp., Class A	15,686
34	NVR, Inc. (a)	25,452

		41,138
	Internet & Catalog Retail — 1.3%
529	Amazon.com, Inc. (a)	95,226

	Media — 5.1%
166	CBS Corp., Class B	4,159
1,892	Comcast Corp., Class A	46,766
1,691	Gannett Co., Inc.	25,749
6,198	Time Warner, Inc.	221,272
1,569	Walt Disney Co. (The)	67,620

		365,566
	Multiline Retail — 0.6%
362	Kohl’s Corp.	19,227
444	Target Corp.	22,189

		41,416
	Specialty Retail — 2.0%
229	Advance Auto Parts, Inc.	15,024
88	AutoZone, Inc. (a)	24,142
1,140	Home Depot, Inc.	42,258
833	Lowe’s Cos., Inc.	22,025
1,587	Staples, Inc.	30,820
135	TJX Cos., Inc.	6,737

		141,006
	Textiles, Apparel & Luxury Goods — 0.4%
265	Coach, Inc.	13,795
180	NIKE, Inc., Class B	13,611

		27,406
	Total Consumer Discretionary	1,101,327

Consumer Staples — 7.6%
	Beverages — 2.3%
1,905	Coca-Cola Co. (The)	126,407
582	PepsiCo, Inc.	37,515

		163,922
	Food & Staples Retailing — 1.0%
828	CVS Caremark Corp.	28,405
1,463	Sysco Corp.	40,517

		68,922
	Food Products — 1.0%
421	Campbell Soup Co.	13,953
1,359	General Mills, Inc.	49,688
123	Kellogg Co.	6,648

		70,289
	Household Products — 2.8%
702	Colgate-Palmolive Co.	56,682
2,400	Procter & Gamble Co. (The)	147,862

		204,544
	Tobacco — 0.5%
530	Philip Morris International, Inc.	34,807

	Total Consumer Staples	542,484

Energy — 15.6%
	Energy Equipment & Services — 2.9%
462	Baker Hughes, Inc.	33,927
266	Cameron International Corp. (a)	15,191
180	Ensco plc, (United Kingdom), ADR	10,424
368	Halliburton Co.	18,335
52	National Oilwell Varco, Inc.	4,110
1,330	Schlumberger Ltd.	124,031

		206,018
	Oil, Gas & Consumable Fuels — 12.7%
317	Anadarko Petroleum Corp.	26,006
501	Apache Corp.	65,634
1,509	Chevron Corp.	162,126
510	ConocoPhillips	40,757
971	Devon Energy Corp.	89,093
850	EOG Resources, Inc.	100,702
3,115	Exxon Mobil Corp.	262,034
246	Hess Corp.	20,949
60	Noble Energy, Inc.	5,755
1,288	Occidental Petroleum Corp.	134,589

		907,645
	Total Energy	1,113,663

Financials — 16.3%
	Capital Markets — 3.7%
1,008	Goldman Sachs Group, Inc. (The)	159,669
1,342	Invesco Ltd.	34,302
1,324	Morgan Stanley	36,163
557	State Street Corp.	25,025
480	TD AMERITRADE Holding Corp.	10,007

		265,166
	Commercial Banks — 3.9%
1,039	BB&T Corp.	28,519
1,466	Fifth Third Bancorp	20,353
460	Huntington Bancshares, Inc.	3,054
1,588	Regions Financial Corp.	11,529
244	SVB Financial Group (a)	13,898
933	U.S. Bancorp	24,663
5,425	Wells Fargo & Co.	171,963

JPMorgan U.S. Large Cap Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2011 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Long Positions — Continued
Commercial Banks — Continued
143	Zions Bancorp	3,298

		277,277
	Consumer Finance — 0.4%
594	American Express Co.	26,860

	Diversified Financial Services — 3.5%
9,449	Bank of America Corp.	125,949
23,028	Citigroup, Inc. (a)	101,783
79	CME Group, Inc.	23,724

		251,456
	Insurance — 4.4%
823	ACE Ltd., (Switzerland)	53,226
381	Aflac, Inc.	20,134
338	Berkshire Hathaway, Inc., Class B (a)	28,285
83	Everest Re Group Ltd., (Bermuda)	7,296
1,882	MetLife, Inc.	84,194
1,023	Prudential Financial, Inc.	63,023
363	RenaissanceRe Holdings Ltd., (Bermuda)	25,038
1,483	XL Group plc, (Ireland)	36,493

		317,689
	Real Estate Investment Trusts (REITs) — 0.4%
82	Alexandria Real Estate Equities, Inc.	6,392
115	Camden Property Trust	6,556
195	HCP, Inc.	7,402
241	Regency Centers Corp.	10,476

		30,826
	Total Financials	1,169,274

Health Care — 11.7%
	Biotechnology — 2.0%
820	Biogen Idec, Inc. (a)	60,195
1,026	Celgene Corp. (a)	59,043
583	Dendreon Corp. (a)	21,803

		141,041
	Health Care Equipment & Supplies — 1.4%
140	Baxter International, Inc.	7,527
1,787	Covidien plc, (Ireland)	92,799

		100,326
	Health Care Providers & Services — 2.6%
26	Aetna, Inc.	956
1,851	Cardinal Health, Inc.	76,116
85	DaVita, Inc. (a)	7,285
100	Humana, Inc. (a)	6,976
393	McKesson Corp.	31,063
246	Medco Health Solutions, Inc. (a)	13,833
748	UnitedHealth Group, Inc.	33,804
249	WellPoint, Inc.	17,410

		187,443
	Life Sciences Tools & Services — 0.3%
441	Thermo Fisher Scientific, Inc. (a)	24,482

	Pharmaceuticals — 5.4%
2,990	Abbott Laboratories	146,658
3,523	Merck & Co., Inc.	116,282
5,905	Pfizer, Inc.	119,938

		382,878
	Total Health Care	836,170

Industrials — 12.5%
	Aerospace & Defense — 4.4%
2,327	Honeywell International, Inc.	138,953
3	Huntington Ingalls Industries, Inc. (a)	116
2,091	United Technologies Corp.	176,973

		316,042
	Construction & Engineering — 1.1%
1,069	Fluor Corp.	78,709

	Industrial Conglomerates — 2.9%
1,027	3M Co.	96,005
2,386	General Electric Co.	47,833
1,343	Tyco International Ltd., (Switzerland)	60,126

		203,964
	Machinery — 1.6%
362	Deere & Co.	35,057
1,354	PACCAR, Inc.	70,906
93	Parker Hannifin Corp.	8,808

		114,771
	Road & Rail — 2.5%
2,346	Norfolk Southern Corp.	162,522
184	Union Pacific Corp.	18,124

		180,646
	Total Industrials	894,132

Information Technology — 21.2%
	Communications Equipment — 3.6%
7,599	Cisco Systems, Inc.	130,319
1,079	Juniper Networks, Inc. (a)	45,394
940	Motorola Mobility Holdings, Inc. (a)	22,928
1,137	QUALCOMM, Inc.	62,319

		260,960
	Computers & Peripherals — 5.7%
872	Apple, Inc. (a)	303,893
1,528	EMC Corp. (a)	40,563
1,225	Hewlett-Packard Co.	50,186
246	SanDisk Corp. (a)	11,340

		405,982
	Internet Software & Services — 0.7%
83	Google, Inc., Class A (a)	48,441

	IT Services — 2.3%
540	Cognizant Technology Solutions Corp., Class A (a)	43,983
235	Genpact Ltd., (Bermuda) (a)	3,399

JPMorgan U.S. Large Cap Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2011 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Long Positions — Continued
	IT Services — Continued
71	Global Payments, Inc.	3,473
466	International Business Machines Corp.	75,970
107	MasterCard, Inc., Class A	27,027
114	Visa, Inc., Class A	8,385

		162,237
	Semiconductors & Semiconductor Equipment —4.8%
1,644	Analog Devices, Inc.	64,756
1,210	Applied Materials, Inc.	18,894
1,412	Broadcom Corp., Class A	55,620
725	Intersil Corp., Class A	9,028
652	KLA-Tencor Corp.	30,897
1,137	Lam Research Corp. (a)	64,449
598	Marvell Technology Group Ltd., (Bermuda) (a)	9,294
601	NVIDIA Corp. (a)	11,100
2,373	Xilinx, Inc.	77,822

		341,860
	Software — 4.1%
1,417	Adobe Systems, Inc. (a)	46,993
143	Citrix Systems, Inc. (a)	10,474
6,130	Microsoft Corp.	155,453
2,504	Oracle Corp.	83,569

		296,489
	Total Information Technology	1,515,969

Materials — 7.3%
	Chemicals — 4.3%
724	Air Products & Chemicals, Inc.	65,322
2,317	Dow Chemical Co. (The)	87,452
2,434	E.l. du Pont de Nemours & Co.	133,795
454	Georgia Gulf Corp. (a)	16,787
73	Westlake Chemical Corp.	4,114

		307,470
	Metals & Mining — 3.0%
4,012	Alcoa, Inc.	70,817
2,611	Freeport-McMoRan Copper & Gold, Inc.	145,026

		215,843
	Total Materials	523,313

Telecommunication Services — 3.2%
	Diversified Telecommunication Services — 2.4%
2,418	AT&T, Inc.	73,977
2,564	Verizon Communications, Inc.	98,822

		172,799
	Wireless Telecommunication Services — 0.8%
194	American Tower Corp., Class A (a)	10,070
10,430	Sprint Nextel Corp. (a)	48,397

		58,467
	Total Telecommunication Services	231,266

Utilities — 3.7%
	Electric Utilities — 1.9%
1,462	NextEra Energy, Inc.	80,605
729	Northeast Utilities	25,239
1,306	NV Energy, Inc.	19,439
328	Southern Co.	12,494

		137,777
	Independent Power Producers & Energy Traders — 0.1%
92	Constellation Energy Group, Inc.	2,852

	Multi-Utilities — 1.5%
359	CMS Energy Corp.	7,052
757	PG&E Corp.	33,456
752	Public Service Enterprise Group, Inc.	23,694
126	SCANA Corp.	4,966
581	Sempra Energy	31,107
282	Xcel Energy, Inc.	6,741

		107,016
	Water Utilities — 0.2%
522	American Water Works Co., Inc.	14,647

	Total Utilities	262,292

	Total Common Stocks (Cost $6,359,558)	8,189,890
Short-Term Investment — 2.7%
	Investment Fund — 2.7%
193,376	JPMorgan Prime Money Market Fund, Institutional Class Shares, Institutional Class Shares, 0.100% (b) (l) (m) (Cost $193,376)	193,376
	Total Investments — 117.2% (Cost $6,552,934)	8,383,266
	Liabilities in Excess of Other Assets — (17.2)%	(1,232,547)
	NET ASSETS — 100.0%	$7,150,719
Short Positions — 18.5%
Common Stocks — 18.4%
Consumer Discretionary — 1.9%
	Automobiles — 0.4%
1,803	Ford Motor Co. (a)	26,875

	Hotels, Restaurants & Leisure — 0.1%
96	Choice Hotels International, Inc.	3,728
11	Hyatt Hotels Corp., Class A (a)	486
77	McDonald’s Corp.	5,876

		10,090

JPMorgan U.S. Large Cap Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2011 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Short Positions — Continued
	Internet & Catalog Retail — 0.2%
70	NetFlix, Inc. (a)	16,627

	Media — 0.3%
621	New York Times Co. (The), Class A (a)	5,883
398	Viacom, Inc., Class B	18,527

		24,410
	Multiline Retail — 0.3%
611	Dollar General Corp. (a)	19,158

	Specialty Retail — 0.4%
201	O’Reilly Automotive, Inc. (a)	11,576
97	Ross Stores, Inc.	6,886
116	Tiffany & Co.	7,127

		25,589
	Textiles, Apparel & Luxury Goods — 0.2%
227	Phillips-Van Heusen Corp.	14,749

	Total Consumer Discretionary	137,498

Consumer Staples — 0.7%
	Food & Staples Retailing — 0.3%
256	Whole Foods Market, Inc.	16,888

	Food Products — 0.1%
113	Hershey Co. (The)	6,117

	Household Products — 0.1%
92	Church & Dwight Co., Inc.	7,305

	Personal Products — 0.1%
88	Estee Lauder Cos., Inc. (The), Class A	8,460

	Tobacco — 0.1%
86	Lorillard, Inc.	8,197

	Total Consumer Staples	46,967

Energy — 1.6%
	Energy Equipment & Services — 0.6%
880	Tenaris S.A., (Luxembourg), ADR	43,530

	Oil, Gas & Consumable Fuels — 1.0%
176	Denbury Resources, Inc. (a)	4,299
692	Encana Corp., (Canada)	23,903
155	Range Resources Corp.	9,061
172	Southwestern Energy Co. (a)	7,386
507	TransCanada Corp., (Canada)	20,545
104	Ultra Petroleum Corp. (a)	5,132

		70,326
	Total Energy	113,856

Financials — 2.1%
	Capital Markets — 0.6%
68	BlackRock, Inc.	13,669
195	Federated Investors, Inc., Class B	5,222
117	Franklin Resources, Inc.	14,573
103	T. Rowe Price Group, Inc.	6,855

		40,319
	Commercial Banks — 0.3%
1,113	KeyCorp	9,883
354	SunTrust Banks, Inc.	10,212
51	UMB Financial Corp.	1,904

		21,999
	Insurance — 0.9%
223	AON Corp.	11,824
235	Hartford Financial Services Group, Inc.	6,331
355	Lincoln National Corp.	10,661
203	Principal Financial Group, Inc.	6,529
108	Torchmark Corp.	7,168
434	Travelers Cos., Inc. (The)	25,792

		68,305
	Real Estate Investment Trusts (REITs) — 0.3%
42	Federal Realty Investment Trust	3,393
56	Highwoods Properties, Inc.	1,957
552	Kimco Realty Corp.	10,125
130	Taubman Centers, Inc.	6,971

		22,446
	Total Financials	153,069

Health Care — 1.9%
	Health Care Equipment & Supplies — 0.3%
80	Edwards Lifesciences Corp. (a)	6,931
108	Stryker Corp.	6,536
110	Zimmer Holdings, Inc. (a)	6,646

		20,113
	Health Care Providers & Services — 0.5%
540	AmerisourceBergen Corp.	21,368
309	Express Scripts, Inc. (a)	17,193

		38,561
	Life Sciences Tools & Services — 0.2%
197	Life Technologies Corp. (a)	10,318
80	Waters Corp. (a)	6,962

		17,280
	Pharmaceuticals — 0.9%
1,715	Eli Lilly & Co.	60,332

	Total Health Care	136,286

Industrials — 4.9%
	Aerospace & Defense — 2.0%
459	Boeing Co. (The)	33,952
115	ITT Corp.	6,891
897	Lockheed Martin Corp.	72,113
657	Raytheon Co.	33,401

		146,357
	Air Freight & Logistics — 0.2%
76	FedEx Corp.	7,088
118	United Parcel Service, Inc., Class B	8,747

		15,835

JPMorgan U.S. Large Cap Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2011 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Short Positions — Continued
	Machinery — Continued
	Construction & Engineering — 0.1%
175	Chicago Bridge & Iron Co. N.V., (Netherlands)	7,132

	Electrical Equipment — 0.6%
421	Rockwell Automation, Inc.	39,860

	Machinery — 1.4%
371	Caterpillar, Inc.	41,289
203	Dover Corp.	13,328
385	Eaton Corp.	21,324
512	Ingersoll-Rand plc, (Ireland)	24,752

		100,693
	Road & Rail — 0.6%
519	Heartland Express, Inc.	9,107
598	Knight Transportation, Inc.	11,509
767	Werner Enterprises, Inc.	20,295

		40,911
	Total Industrials	350,788

Information Technology — 2.5%
	IT Services — 0.1%
316	SAIC, Inc. (a)	5,344

	Semiconductors & Semiconductor Equipment — 2.4%
473	Altera Corp.	20,812
146	ASML Holding N.V., (Netherlands) (a)	6,510
1,741	Linear Technology Corp.	58,560
435	Maxim Integrated Products, Inc.	11,144
1,174	Microchip Technology, Inc.	44,616
2,303	Taiwan Semiconductor Manufacturing Co., Ltd., (Taiwan), ADR	28,048

		169,690
	Total Information Technology	175,034

Materials — 1.9%
	Chemicals — 0.8%
274	OM Group, Inc. (a)	10,006
480	Praxair, Inc.	48,791

		58,797
	Metals & Mining — 1.1%
2,095	AK Steel Holding Corp.	33,052
269	Cliffs Natural Resources, Inc.	26,408
372	United States Steel Corp.	20,046

		79,506
	Total Materials	138,303

Utilities — 0.9%
	Electric Utilities — 0.4%
390	Exelon Corp.	16,097
264	FirstEnergy Corp.	9,797

		25,894
	Multi-Utilities — 0.5%
378	Consolidated Edison, Inc.	19,176
366	Dominion Resources, Inc.	16,363

		35,539
	Total Utilities	61,433

	Total Common Stocks (Cost $1,156,597)	1,313,234
Investment Company — 0.1%
165	iShares Dow Jones U.S. Real Estate Index Fund (Cost $8,800)	9,821

	Total Short Positions (Proceeds $1,165,397)	1,323,055

Percentages indicated are based on net assets.

JPMorgan U.S. Large Cap Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2011 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL AMOUNT AT 03/31/11	UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
3,080	E-mini S&P 500	06/17/11	$203,434	$2,339

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

ADR — American Depositary Receipt

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(j)	All or a portion of these securities are segregated for short sales.
(l)	The rate shown is the current yield as of March 31, 2011.
(m)	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

As of March 31, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,857,870
Aggregate gross unrealized depreciation	(27,538)
Net unrealized appreciation/depreciation	$1,830,332

Federal income tax cost of investments	$6,552,934

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

JPMorgan U.S. Large Cap Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2011 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities #	$8,383,266	$—	$—	$8,383,266
Liabilities #	$(1,323,055)	$—	$—	$(1,323,055)
Appreciation in Other Financial Instruments
Futures Contracts	$2,339	$—	$—	$2,339

#	All portfolio holdings designated as Level 1 are disclosed individually in the SOI. Please refer to the SOI for industry specifics of the portfolio holdings.

There were no transfers between levels 1 and 2 during the period ended March 31, 2011.

JPMorgan U.S. Large Cap Value Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2011 (Unaudited)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE ($)
Long Positions — 117.1% (j)
Common Stocks — 117.1%
Consumer Discretionary — 13.5%
		Auto Components — 1.4%
12		Johnson Controls, Inc.	503
4		TRW Automotive Holdings Corp. (a)	243

			746

		Automobiles — 1.1%
19		General Motors Co. (a)	587

		Hotels, Restaurants & Leisure — 1.2%
7		Carnival Corp.	251
2		Darden Restaurants, Inc.	80
5		Royal Caribbean Cruises Ltd. (a)	206
2		Starwood Hotels & Resorts Worldwide, Inc.	132

			669

		Household Durables — 0.8%
3		Harman International Industries, Inc.	132
14		Lennar Corp., Class A	247
–	(h)	NVR, Inc. (a)	45

			424

		Internet & Catalog Retail — 0.2%
–	(h)	Amazon.com, Inc. (a)	86

		Media — 5.6%
5		DIRECTV, Class A (a)	228
23		Gannett Co., Inc.	350
5		Time Warner Cable, Inc.	344
34		Time Warner, Inc.	1,200
22		Walt Disney Co. (The)	941

			3,063

		Multiline Retail — 0.9%
2		Family Dollar Stores, Inc.	85
7		Kohl’s Corp.	390

			475

		Specialty Retail — 2.3%
1		Advance Auto Parts, Inc.	61
–	(h)	AutoZone, Inc. (a)	71
3		Bed Bath & Beyond, Inc. (a)	137
26		Lowe’s Cos., Inc.	690
10		Staples, Inc.	198
3		Urban Outfitters, Inc. (a)	90

			1,247

		Total Consumer Discretionary	7,297

Consumer Staples — 5.6%
		Beverages — 0.9%
7		Coca-Cola Co. (The)	474

		Food & Staples Retailing — 1.3%
21		CVS Caremark Corp.	724

		Food Products — 0.6%
5		General Mills, Inc.	176
2		JM Smucker Co. (The)	141

			317

		Household Products — 2.8%
25		Procter & Gamble Co. (The)	1,543

		Total Consumer Staples	3,058

Energy — 15.1%
		Energy Equipment & Services — 1.5%
6		Baker Hughes, Inc.	421
2		Cameron International Corp. (a)	107
3		Schlumberger Ltd.	284

			812

		Oil, Gas & Consumable Fuels — 13.6%
4		Anadarko Petroleum Corp.	294
7		Apache Corp.	865
18		Chevron Corp.	1,905
16		ConocoPhillips	1,317
7		Devon Energy Corp.	643
4		EOG Resources, Inc.	507
2		Marathon Oil Corp.	108
2		Noble Energy, Inc.	168
9		Occidental Petroleum Corp.	948
4		Peabody Energy Corp.	274
10		Williams Cos., Inc. (The)	319

			7,348

		Total Energy	8,160

Financials — 28.7%
		Capital Markets — 5.0%
6		Charles Schwab Corp. (The)	104
7		Goldman Sachs Group, Inc. (The)	1,118
2		Janus Capital Group, Inc.	27
17		Morgan Stanley	464
15		State Street Corp.	690
14		TD AMERITRADE Holding Corp.	300

			2,703

		Commercial Banks — 7.4%
19		BB&T Corp.	513
3		Comerica, Inc.	99
20		Fifth Third Bancorp	271
1		PNC Financial Services Group, Inc.	71
16		Regions Financial Corp.	115
8		TCF Financial Corp.	125
19		U.S. Bancorp	497
73		Wells Fargo & Co.	2,314

			4,005

		Consumer Finance — 1.6%
3		American Express Co.	128
10		Capital One Financial Corp.	526
18		Imperial Holdings, Inc. (a)	184

			838

		Diversified Financial Services — 7.0%
102		Bank of America Corp.	1,359
273		Citigroup, Inc. (a)	1,208
37		KKR Financial Holdings LLC	363
49		North American Financial Holdings, Inc., Class A (a) (e) (f) (i)	840

			3,770

JPMorgan U.S. Large Cap Value Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Long Positions — Continued
	Insurance — 6.1%
10	ACE Ltd., (Switzerland)	678
14	Aflac, Inc.	748
3	Axis Capital Holdings Ltd., (Bermuda)	92
17	MetLife, Inc.	776
13	Prudential Financial, Inc.	790
2	RenaissanceRe Holdings Ltd., (Bermuda)	104
6	XL Group plc, (Ireland)	136

		3,324

	Real Estate Investment Trusts (REITs) — 1.5%
1	Alexandria Real Estate Equities, Inc.	75
17	Annaly Capital Management, Inc.	288
4	Developers Diversified Realty Corp.	53
2	Digital Realty Trust, Inc.	144
18	Lexington Realty Trust	171
3	Weingarten Realty Investors	85

		816

	Thrifts & Mortgage Finance — 0.1%
4	New York Community Bancorp, Inc.	73

	Total Financials	15,529

Health Care — 13.5%
	Biotechnology — 1.8%
7	Biogen Idec, Inc. (a)	534
8	Celgene Corp. (a)	468

		1,002

	Health Care Equipment & Supplies — 0.9%
3	Baxter International, Inc.	155
6	Covidien plc, (Ireland)	319

		474

	Health Care Providers & Services — 4.1%
2	DaVita, Inc. (a)	147
3	Humana, Inc. (a)	234
5	McKesson Corp.	425
20	UnitedHealth Group, Inc.	920
7	WellPoint, Inc.	494

		2,220

	Pharmaceuticals — 6.7%
16	Abbott Laboratories	806
4	Johnson & Johnson	230
39	Merck & Co., Inc.	1,290
65	Pfizer, Inc.	1,319

		3,645

	Total Health Care	7,341

Industrials — 12.9%
	Aerospace & Defense — 3.2%
2	General Dynamics Corp.	134
10	Honeywell International, Inc.	607
12	United Technologies Corp.	1,015

		1,756

	Construction & Engineering — 0.6%
4	Fluor Corp.	327

	Industrial Conglomerates — 2.3%
4	3M Co.	338
15	General Electric Co.	293
14	Tyco International Ltd., (Switzerland)	643

		1,274

	Machinery — 3.9%
5	Deere & Co.	487
5	Eaton Corp.	305
3	Illinois Tool Works, Inc.	180
3	Joy Global, Inc.	304
5	Navistar International Corp. (a)	364
5	Parker Hannifin Corp.	447

		2,087

	Road & Rail — 2.6%
13	Hertz Global Holdings, Inc. (a)	204
12	Norfolk Southern Corp.	851
4	Union Pacific Corp.	380

		1,435

	Trading Companies & Distributors — 0.3%
4	GATX Corp.	142

	Total Industrials	7,021

Information Technology — 11.5%
	Communications Equipment — 0.8%
14	Cisco Systems, Inc.	233
8	Motorola Mobility Holdings, Inc. (a)	200

		433

	Computers & Peripherals — 1.9%
1	Apple, Inc. (a)	425
11	Hewlett-Packard Co.	463
3	SanDisk Corp. (a)	127

		1,015

	Electronic Equipment, Instruments & Components — 0.7%
8	Corning, Inc.	163
10	Ingram Micro, Inc., Class A (a)	214

		377

	IT Services — 1.5%
5	Global Payments, Inc.	236
1	MasterCard, Inc., Class A	325
12	Western Union Co. (The)	241

		802

	Semiconductors & Semiconductor Equipment — 4.6%
6	Analog Devices, Inc.	220
14	Applied Materials, Inc.	226
6	Broadcom Corp., Class A	219
6	Intel Corp.	120
8	Intersil Corp., Class A	97
5	Lam Research Corp. (a)	277
20	Marvell Technology Group Ltd., (Bermuda) (a)	317
11	Micron Technology, Inc. (a)	127
3	Novellus Systems, Inc. (a)	105

JPMorgan U.S. Large Cap Value Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE ($)
Long Positions — Continued
		Semiconductors & Semiconductor Equipment — Continued
24		Xilinx, Inc.	773

			2,481

Software — 2.0%
4		Adobe Systems, Inc. (a)	128
38		Microsoft Corp.	974

			1,102

		Total Information Technology	6,210

Materials — 6.9%
		Chemicals — 4.3%
2		Air Products & Chemicals, Inc.	211
16		Dow Chemical Co. (The)	622
21		E.l. du Pont de Nemours & Co.	1,164
2		Georgia Gulf Corp. (a)	68
2		PPG Industries, Inc.	203
1		Westlake Chemical Corp.	67

			2,335

		Containers & Packaging — 0.3%
4		Crown Holdings, Inc. (a)	139

		Metals & Mining — 2.3%
13		Alcoa, Inc.	230
18		Freeport-McMoRan Copper & Gold, Inc.	1,020

			1,250

		Total Materials	3,724

Telecommunication Services — 4.3%
		Diversified Telecommunication Services — 2.8%
40		Verizon Communications, Inc.	1,537

		Wireless Telecommunication Services — 1.5%
3		Crown Castle International Corp. (a)	135
141		Sprint Nextel Corp. (a)	655

			790

		Total Telecommunication Services	2,327

Utilities — 5.1%
		Electric Utilities — 2.0%
11		NextEra Energy, Inc.	597
4		Northeast Utilities	139
23		NV Energy, Inc.	342

			1,078

		Gas Utilities — 0.8%
3		AGL Resources, Inc.	135
5		Oneok, Inc.	324

			459

		Multi-Utilities — 1.3%
3		Public Service Enterprise Group, Inc.	93
8		SCANA Corp.	303
6		Sempra Energy	302

			698

		Water Utilities — 1.0%
20		American Water Works Co., Inc.	548

		Total Utilities	2,783

		Total Common Stocks
		(Cost $47,201)	63,450

Short-Term Investment — 0.0% (g)
		Investment Company — 0.0% (g)
–	(h)	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.100% (b) (l) (m) (Cost $–(h))	—	(h)

		Total Investments — 117.1% (Cost $47,201)	63,450
		Liabilities in Excess of Other Assets — (17.1)%	(9,271)

		NET ASSETS — 100.0%	$54,179

Short Positions — 18.4%
Common Stocks — 18.4%
Consumer Discretionary — 2.0%
		Auto Components — 0.2%
4		Gentex Corp.	132

		Automobiles — 0.3%
12		Ford Motor Co. (a)	178

		Hotels, Restaurants & Leisure — 0.4%
6		Starbucks Corp.	224

		Household Durables — 0.3%
2		D.R. Horton, Inc.	24
1		MDC Holdings, Inc.	21
10		Pulte Group, Inc. (a)	71
1		Toll Brothers, Inc. (a)	25

			141

		Media — 0.1%
6		New York Times Co. (The), Class A (a)	52

		Multiline Retail — 0.2%
3		Dollar General Corp. (a)	97

		Specialty Retail — 0.5%
1		Abercrombie & Fitch Co., Class A	72
4		Gap, Inc. (The)	90
2		O’Reilly Automotive, Inc. (a)	111

			273

		Total Consumer Discretionary	1,097

Consumer Staples — 0.3%
		Personal Products — 0.3%
2		Estee Lauder Cos., Inc. (The), Class A	178

JPMorgan U.S. Large Cap Value Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE ($)
Short Positions — Continued
Energy — 1.0%
		Energy Equipment & Services — 0.4%
5		Tenaris S.A., (Luxembourg), ADR	228

		Oil, Gas & Consumable Fuels — 0.6%
4		Kinder Morgan, Inc. (a)	130
1		Sunoco, Inc.	49
5		Tesoro Corp. (a)	145

			324

		Total Energy	552

Financials — 2.8%
		Capital Markets — 0.4%
5		Federated Investors, Inc., Class B	147
1		T. Rowe Price Group, Inc.	64

			211

		Commercial Banks — 0.9%
2		Cullen/Frost Bankers, Inc.	98
7		First Horizon National Corp.	78
12		KeyCorp	105
3		SunTrust Banks, Inc.	82
3		UMB Financial Corp.	94

			457

		Insurance — 1.2%
1		AON Corp.	55
4		Lincoln National Corp.	105
–	(h)	Markel Corp. (a)	179
3		Marsh & McLennan Cos., Inc.	82
5		Progressive Corp. (The)	104
4		W.R. Berkley Corp.	136

			661

		Real Estate Investment Trusts (REITs) — 0.2%
1		Federal Realty Investment Trust	51
4		Kimco Realty Corp.	79

			130

		Thrifts & Mortgage Finance — 0.1%
5		Astoria Financial Corp.	77

		Total Financials	1,536

Health Care — 1.2%
		Biotechnology — 0.3%
2		Amgen, Inc. (a)	87
2		Vertex Pharmaceuticals, Inc. (a)	91

			178

		Health Care Providers & Services — 0.3%
4		AmerisourceBergen Corp.	141

		Pharmaceuticals — 0.6%
5		Eli Lilly & Co.	161
1		Forest Laboratories, Inc. (a)	37
2		Johnson & Johnson	125

			323

		Total Health Care	642

Industrials — 3.9%
		Aerospace & Defense — 0.9%
3		Boeing Co. (The)	217
3		Lockheed Martin Corp.	265

			482

		Air Freight & Logistics — 0.4%
1		FedEx Corp.	54
2		United Parcel Service, Inc., Class B	180

			234

		Commercial Services & Supplies — 0.3%
3		Avery Dennison Corp.	138

		Electrical Equipment — 0.8%
5		Rockwell Automation, Inc.	441

		Machinery — 1.0%
2		Caterpillar, Inc.	215
3		Dover Corp.	182
3		Ingersoll-Rand plc, (Ireland)	149

			546

		Road & Rail — 0.5%
6		Heartland Express, Inc.	106
6		Werner Enterprises, Inc.	158

			264

		Total Industrials	2,105

Information Technology — 3.4%
		Communications Equipment — 0.2%
15		Nokia OYJ, (Finland), ADR	131

		IT Services — 0.4%
11		Total System Services, Inc.	192

		Office Electronics — 0.4%
18		Xerox Corp.	187

		Semiconductors & Semiconductor Equipment — 2.3%
5		Altera Corp.	222
1		ASML Holding N.V., (Netherlands) (a)	49
8		Cypress Semiconductor Corp. (a)	151
9		Linear Technology Corp.	305
4		Maxim Integrated Products, Inc.	94
3		Microchip Technology, Inc.	132
8		Taiwan Semiconductor Manufacturing Co., Ltd., (Taiwan), ADR	95
6		Texas Instruments, Inc.	220

			1,268

		Software — 0.1%
3		Electronic Arts, Inc. (a)	55

		Total Information Technology	1,833

Materials — 2.3%
		Chemicals — 1.4%
5		Nalco Holding Co.	128
4		OM Group, Inc. (a)	135
3		Praxair, Inc.	340
1		Sherwin-Williams Co. (The)	114
2		Valspar Corp.	59

			776

JPMorgan U.S. Large Cap Value Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Short Positions — Continued
	Metals & Mining — 0.9%
8	AK Steel Holding Corp.	130
1	Cliffs Natural Resources, Inc.	97
2	Nucor Corp.	109
2	United States Steel Corp.	118

		454

	Total Materials	1,230

Utilities — 1.5%
	Electric Utilities — 0.4%
3	Duke Energy Corp.	48
3	Exelon Corp.	123
1	Progress Energy, Inc.	37

		208

	Multi-Utilities — 0.7%
2	Consolidated Edison, Inc.	100
3	Dominion Resources, Inc.	126
5	Vectren Corp.	134

		360

	Water Utilities — 0.4%
10	Aqua America, Inc.	229

	Total Utilities	797

	Total Short Positions (Proceeds $8,918)	$9,970

Percentages indicated are based on net assets.

JPMorgan U.S. Large Cap Value Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

ADR	—	American Depositary Receipt

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(f)	Security is fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The Fund owns fair valued securities with a value of approximately $840,000 which amounts to 1.3% of total investments.
(g)	Amount rounds to less than 0.1%.
(h)	Amount rounds to less than one thousand (shares or dollars).
(i)	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(j)	All or a portion of these securities are segregated for short sales.
(l)	The rate shown is the current yield as of March 31, 2011.
(m)	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

As of March 31, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$16,540
Aggregate gross unrealized depreciation	(291)

Net unrealized appreciation/depreciation	$16,249

Federal income tax cost of investments	$47,201

JPMorgan U.S. Large Cap Value Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Consumer Discretionary	$7,297	$—	$—	$7,297
Consumer Staples	3,058	—	—	3,058
Energy	8,160	—	—	8,160
Financials	14,689	—	840	15,529
Health Care	7,341	—	—	7,341
Industrials	7,021	—	—	7,021
Information Technology	6,210	—	—	6,210
Materials	3,724	—	—	3,724
Telecommunication Services	2,327	—	—	2,327
Utilities	2,783	—	—	2,783
Total Common Stocks	62,610	—	840	63,450
Short-Term Investment
Investment Company	— (a)	—	—	— (a)

Total Investments in Securities	$62,610	$—	$840	$63,450

Liabilities
Common Stocks
Consumer Discretionary	$(1,097)	$—	$—	$(1,097)
Consumer Staples	(178)	—	—	(178)
Energy	(324)	(228)	—	(552)
Financials	(1,536)	—	—	(1,536)
Health Care	(642)	—	—	(642)
Industrials	(2,105)	—	—	(2,105)
Information Technology	(1,702)	(131)	—	(1,833)
Materials	(1,230)	—	—	(1,230)
Utilities	(797)	—	—	(797)

Total Liabilities	$(9,611)	$(359)	$—	$(9,970)

(a)	Amount rounds to less than $1,000.

There were no transfers between Levels 1 and 2 during the period ended March 31, 2011.

The following is a summary of investments for which significant unobservable inputs (Level 3) were used in determining fair value (amounts in thousands):

	Balance as of 6/30/10	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net amortization (accretion)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of 3/31/11
Investments in Securities
Common Stocks - Financials	$964	$—	$(124)	$—	$—	$—	$—	$—	$840

Total	$964	$—	$(124)	$—	$—	$—	$—	$—	$840

1	Purchases include all purchases of securities and securities received in corporate actions.
2	Sales include all sales of securities, maturities, paydowns and securities tendered in a corporate action.

Transfers into, and out of, Level 3 are valued using values as of the beginning of the period.

The change in unrealized appreciation (depreciation) attributable to securities owned at March 31, 2011, which were valued using significant unobservable inputs amounted to approximately $(124,000).

JPMorgan U.S. Research Equity Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2011 (Unaudited)

(Amounts in thousands, except number of contracts)

SHARES		SECURITY DESCRIPTION	VALUE ($)
Long Positions — 134.8% (j)
Common Stocks — 133.4%
Consumer Discretionary — 15.5%
		Auto Components — 1.2%
3		Johnson Controls, Inc.	137

		Automobiles — 0.3%
1		General Motors Co. (a)	36

		Hotels, Restaurants & Leisure — 1.7%
2		Carnival Corp.	70
–	(h)	Darden Restaurants, Inc.	18
1		McDonald’s Corp.	57
1		Royal Caribbean Cruises Ltd. (a)	34
–	(h)	Yum! Brands, Inc.	14

			193

		Household Durables — 0.6%
–	(h)	D.R. Horton, Inc.	—	(h)
1		Lennar Corp., Class A	25
–	(h)	NVR, Inc. (a)	38

			63

		Internet & Catalog Retail — 1.6%
1		Amazon.com, Inc. (a)	178
–	(h)	Expedia, Inc.	4

			182

		Media — 6.8%
3		CBS Corp. (Non-Voting), Class B	86
2		Comcast Corp., Class A	60
–	(h)	DIRECTV, Class A (a)	13
1		Discovery Communications, Inc., Class A (a)	49
6		Gannett Co., Inc.	88
8		Time Warner, Inc.	273
5		Walt Disney Co. (The)	198

			767

		Multiline Retail — 0.9%
–	(h)	Family Dollar Stores, Inc.	13
1		Kohl’s Corp.	56
–	(h)	Macy’s, Inc.	10
–	(h)	Target Corp.	18

			97

		Specialty Retail — 1.7%
–	(h)	AutoZone, Inc. (a)	74
1		GameStop Corp., Class A (a)	11
1		Home Depot, Inc.	37
1		Lowe’s Cos., Inc.	28
2		Staples, Inc.	38
–	(h)	TJX Cos., Inc.	6

			194

		Textiles, Apparel & Luxury Goods — 0.7%
1		Coach, Inc.	30
1		NIKE, Inc., Class B	47

			77

		Total Consumer Discretionary	1,746

Consumer Staples — 12.8%
		Beverages — 3.8%
4		Coca-Cola Co. (The)	239
–	(h)	Coca-Cola Enterprises, Inc.	3
1		Dr. Pepper Snapple Group, Inc.	29
2		PepsiCo, Inc.	149

			420

		Food & Staples Retailing — 1.6%
1		CVS Caremark Corp.	40
2		Kroger Co. (The)	60
–	(h)	Sysco Corp.	12
1		Wal-Mart Stores, Inc.	62

			174

		Food Products — 3.3%
1		Archer-Daniels-Midland Co.	51
2		Campbell Soup Co.	56
3		ConAgra Foods, Inc.	83
4		General Mills, Inc.	157
1		Kellogg Co.	27

			374

		Household Products — 4.0%
3		Colgate-Palmolive Co.	222
4		Procter & Gamble Co. (The)	232

			454

		Personal Products — 0.1%
1		Avon Products, Inc.	16

		Total Consumer Staples	1,438

Energy — 12.8%
		Energy Equipment & Services — 2.5%
1		Baker Hughes, Inc.	68
1		Cameron International Corp. (a)	52
–	(h)	Nabors Industries Ltd., (Bermuda) (a)	11
–	(h)	Rowan Cos., Inc. (a)	6
2		Schlumberger Ltd.	148

			285

		Oil, Gas & Consumable Fuels — 10.3%
–	(h)	Anadarko Petroleum Corp.	36
–	(h)	Apache Corp.	51
2		Chevron Corp.	257
1		ConocoPhillips	74
1		Devon Energy Corp.	95
1		EOG Resources, Inc.	106
5		Exxon Mobil Corp.	385
–	(h)	Noble Energy, Inc.	13
1		Occidental Petroleum Corp.	140

			1,157

		Total Energy	1,442

Financials — 24.9%
		Capital Markets — 3.1%
–	(h)	Bank of New York Mellon Corp. (The)	11
–	(h)	BlackRock, Inc.	12
1		Goldman Sachs Group, Inc. (The)	127
2		Invesco Ltd.	54
3		Morgan Stanley	69

JPMorgan U.S. Research Equity Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2011 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

SHARES		SECURITY DESCRIPTION	VALUE ($)
Long Positions — Continued
		Capital Markets — Continued
2		State Street Corp.	76

			349

		Commercial Banks — 3.6%
1		BB&T Corp.	38
4		Fifth Third Bancorp	56
6		Popular, Inc. (a)	18
4		Regions Financial Corp.	31
–	(h)	SVB Financial Group (a)	17
1		U.S. Bancorp	26
6		Wells Fargo & Co.	183
2		Zions Bancorp	35

			404

		Consumer Finance — 0.7%
2		American Express Co.	72
–	(h)	Capital One Financial Corp.	10

			82

		Diversified Financial Services — 2.8%
13		Bank of America Corp.	172
28		Citigroup, Inc. (a)	122
–	(h)	CME Group, Inc.	24
–	(h)	NYSE Euronext	2

			320

		Insurance — 6.9%
2		ACE Ltd., (Switzerland)	152
1		Aflac, Inc.	62
1		Allstate Corp. (The)	27
–	(h)	Axis Capital Holdings Ltd., (Bermuda)	3
1		Berkshire Hathaway, Inc., Class B (a)	75
1		Everest Re Group Ltd., (Bermuda)	44
4		MetLife, Inc.	159
–	(h)	PartnerRe Ltd., (Bermuda)	21
2		Prudential Financial, Inc.	121
1		RenaissanceRe Holdings Ltd., (Bermuda)	39
3		XL Group plc, (Ireland)	74

			777

		Real Estate Investment Trusts (REITs) — 7.8%
–	(h)	Alexandria Real Estate Equities, Inc.	1
1		Boston Properties, Inc.	79
–	(h)	Brandywine Realty Trust	1
1		Camden Property Trust	77
1		Colonial Properties Trust	27
12		DCT Industrial Trust, Inc.	66
3		Developers Diversified Realty Corp.	39
1		Digital Realty Trust, Inc.	55
2		DuPont Fabros Technology, Inc.	42
3		Education Realty Trust, Inc.	21
3		HCP, Inc.	100
1		Home Properties, Inc.	82
1		Kilroy Realty Corp.	57
1		Nationwide Health Properties, Inc.	26
3		Regency Centers Corp.	111
3		Senior Housing Properties Trust	60
–	(h)	Simon Property Group, Inc.	30

			874

		Real Estate Management & Development — 0.0%(g)
–	(h)	Hudson Pacific Properties, Inc.	1

		Total Financials	2,807

Health Care — 11.8%
		Biotechnology — 2.8%
–	(h)	Amgen, Inc. (a)	23
1		Biogen Idec, Inc. (a)	70
2		Celgene Corp. (a)	138
1		Dendreon Corp. (a)	52
1		Gilead Sciences, Inc. (a)	37

			320

		Health Care Equipment & Supplies — 2.0%
1		Baxter International, Inc.	69
–	(h)	C.R. Bard, Inc.	28
2		Covidien plc, (Ireland)	104
1		Medtronic, Inc.	24

			225

		Health Care Providers & Services — 2.8%
–	(h)	Aetna, Inc.	11
–	(h)	Cardinal Health, Inc.	10
–	(h)	CIGNA Corp.	4
–	(h)	DaVita, Inc. (a)	36
1		Express Scripts, Inc. (a)	36
1		Humana, Inc. (a)	59
–	(h)	McKesson Corp.	33
–	(h)	Medco Health Solutions, Inc. (a)	22
2		UnitedHealth Group, Inc.	94
–	(h)	WellPoint, Inc.	5

			310

		Life Sciences Tools & Services — 0.1%
–	(h)	Thermo Fisher Scientific, Inc. (a)	12

		Pharmaceuticals — 4.1%
4		Abbott Laboratories	181
4		Merck & Co., Inc.	142
7		Pfizer, Inc.	135

			458

		Total Health Care	1,325

Industrials — 15.6%
		Aerospace & Defense — 4.3%
2		Honeywell International, Inc.	110
–	(h)	Huntington Ingalls Industries, Inc. (a)	10
1		Northrop Grumman Corp.	87
1		Textron, Inc.	15
3		United Technologies Corp.	262

			484

		Commercial Services & Supplies — 0.1%
1		Republic Services, Inc.	15

JPMorgan U.S. Research Equity Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2011 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

SHARES		SECURITY DESCRIPTION	VALUE ($)
Long Positions — Continued
		Construction & Engineering — 0.7%
1		Fluor Corp.	74

		Industrial Conglomerates — 3.9%
1		3M Co.	116
8		General Electric Co.	167
3		Tyco International Ltd., (Switzerland)	151

			434

		Machinery — 2.2%
1		Illinois Tool Works, Inc.	45
4		PACCAR, Inc.	191
–	(h)	Parker Hannifin Corp.	14

			250

		Road & Rail — 4.4%
–	(h)	Canadian National Railway Co., (Canada)	12
3		CSX Corp.	212
2		Norfolk Southern Corp.	129
1		Union Pacific Corp.	144

			497

		Total Industrials	1,754

Information Technology — 22.3%
		Communications Equipment — 2.6%
7		Cisco Systems, Inc.	121
2		Juniper Networks, Inc. (a)	83
2		Motorola Mobility Holdings, Inc. (a)	59
1		QUALCOMM, Inc.	29

			292

		Computers & Peripherals — 5.0%
1		Apple, Inc. (a)	362
2		EMC Corp. (a)	62
1		Hewlett-Packard Co.	44
2		SanDisk Corp. (a)	91

			559

		Electronic Equipment, Instruments & Components — 0.7%
4		Corning, Inc.	73

		Internet Software & Services — 0.4%
–	(h)	Google, Inc., Class A (a)	47

		IT Services — 2.7%
1		Cognizant Technology Solutions Corp., Class A (a)	112
2		Genpact Ltd., (Bermuda) (a)	26
1		International Business Machines Corp.	99
–	(h)	MasterCard, Inc., Class A	50
–	(h)	VeriFone Systems, Inc. (a)	19

			306

		Semiconductors & Semiconductor Equipment — 7.1%
3		Analog Devices, Inc.	113
3		Applied Materials, Inc.	40
3		Broadcom Corp., Class A	124
2		Intel Corp.	44
5		Intersil Corp., Class A	64
1		Lam Research Corp. (a)	58
3		LSI Corp. (a)	18
5		Marvell Technology Group Ltd., (Bermuda) (a)	78
2		Novellus Systems, Inc. (a)	58
3		NVIDIA Corp. (a)	50
5		Xilinx, Inc.	157

			804

		Software — 3.8%
2		Adobe Systems, Inc. (a)	65
1		Citrix Systems, Inc. (a)	38
8		Microsoft Corp.	196
4		Oracle Corp.	131

			430

		Total Information Technology	2,511

Materials — 7.6%
		Chemicals — 4.9%
1		Air Products & Chemicals, Inc.	123
3		Dow Chemical Co. (The)	126
4		E.l. du Pont de Nemours & Co.	241
1		Georgia Gulf Corp. (a)	45
–	(h)	Monsanto Co.	9
–	(h)	Westlake Chemical Corp.	9

			553

		Metals & Mining — 2.7%
7		Alcoa, Inc.	117
3		Freeport-McMoRan Copper & Gold, Inc.	179
–	(h)	Newmont Mining Corp.	7

			303

		Total Materials	856

Telecommunication Services — 3.6%
		Diversified Telecommunication Services — 2.3%
2		AT&T, Inc.	63
5		Verizon Communications, Inc.	193

			256

		Wireless Telecommunication Services — 1.3%
–	(h)	American Tower Corp., Class A (a)	18
–	(h)	Crown Castle International Corp. (a)	8
26		Sprint Nextel Corp. (a)	121

			147

		Total Telecommunication Services	403

Utilities — 6.5%
		Electric Utilities — 3.1%
2		NextEra Energy, Inc.	127
2		Northeast Utilities	67
9		NV Energy, Inc.	136
1		Southern Co.	20

			350

JPMorgan U.S. Research Equity Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2011 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

SHARES		SECURITY DESCRIPTION	VALUE ($)
Long Positions — Continued
		Independent Power Producers & Energy Traders — 0.3%
1		Constellation Energy Group, Inc.	32

		Multi-Utilities — 2.6%
1		CMS Energy Corp.	25
3		PG&E Corp.	131
2		Public Service Enterprise Group, Inc.	48
2		Sempra Energy	92

			296

		Water Utilities — 0.5%
2		American Water Works Co., Inc.	56

		Total Utilities	734

		Total Common Stocks (Cost $13,477)	15,016

PRINCIPAL AMOUNT ($)
U.S. Treasury Obligation — 0.1%
15		U.S. Treasury Note, 1.125%, 06/30/11 (k) (Cost $15)	15

SHARES
Short-Term Investment — 1.3%
		Investment Company — 1.3%
150		JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.100% (b) (l) (m) (Cost $150)	150

		Total Investments — 134.8% (Cost $13,642)	15,181
		Liabilities in Excess of Other Assets — (34.8)%	(3,918)

		NET ASSETS — 100.0%	$11,263

Short Positions — 34.2%
Common Stocks — 34.2%
Consumer Discretionary — 2.6%
		Automobiles — 0.1%
–	(h)	Ford Motor Co. (a)	6

		Internet & Catalog Retail — 0.2%
–	(h)	NetFlix, Inc. (a)	22

		Media — 2.3%
3		New York Times Co. (The), Class A (a)	27
5		News Corp., Class B	93
–	(h)	Omnicom Group, Inc.	24
1		Scripps Networks Interactive, Inc., Class A	41
–	(h)	Viacom, Inc., Class B	22
–	(h)	Washington Post Co. (The), Class B	52

			259

		Total Consumer Discretionary	287

Consumer Staples — 3.9%
		Food & Staples Retailing — 0.1%
–	(h)	Whole Foods Market, Inc.	14

		Food Products — 1.2%
2		Hershey Co. (The)	116
–	(h)	Mead Johnson Nutrition Co.	16

			132

		Household Products — 1.0%
1		Church & Dwight Co., Inc.	54
1		Clorox Co.	58

			112

		Personal Products — 0.8%
1		Estee Lauder Cos., Inc. (The), Class A	92

		Tobacco — 0.8%
3		Altria Group, Inc.	70
–	(h)	Lorillard, Inc.	15

			85

		Total Consumer Staples	435

Energy — 1.6%
		Energy Equipment & Services — 1.1%
–	(h)	Diamond Offshore Drilling, Inc.	27
2		Tenaris S.A., (Luxembourg), ADR	101

			128

		Oil, Gas & Consumable Fuels — 0.5%
1		Denbury Resources, Inc. (a)	29
–	(h)	Sunoco, Inc.	10
1		Tesoro Corp. (a)	16

			55

		Total Energy	183

Financials — 10.0%
		Capital Markets — 0.2%
–	(h)	Ameriprise Financial, Inc.	10
–	(h)	Federated Investors, Inc., Class B	5
–	(h)	Northern Trust Corp.	11

			26

		Commercial Banks — 0.9%
–	(h)	Bank of Hawaii Corp.	23
–	(h)	Cullen/Frost Bankers, Inc.	21
2		KeyCorp	18
1		UMB Financial Corp.	22
2		Valley National Bancorp	22

			106

		Insurance — 3.4%
–	(h)	American International Group, Inc. (a)	15
1		AON Corp.	41
–	(h)	Chubb Corp.	25
1		Hartford Financial Services Group, Inc.	31
1		Lincoln National Corp.	28
2		Principal Financial Group, Inc.	69

JPMorgan U.S. Research Equity Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2011 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

SHARES		SECURITY DESCRIPTION	VALUE ($)
Short Positions — Continued
		Insurance — Continued
3		Progressive Corp. (The)	60
1		Travelers Cos., Inc. (The)	43
2		W.R. Berkley Corp.	65

			377

		Real Estate Investment Trusts (REITs) — 5.5%
2		Associated Estates Realty Corp.	33
2		CBL & Associates Properties, Inc.	28
3		Douglas Emmett, Inc.	56
3		Duke Realty Corp.	42
–	(h)	Equity One, Inc.	5
4		Extra Space Storage, Inc.	76
1		Federal Realty Investment Trust	73
1		Highwoods Properties, Inc.	41
1		Kimco Realty Corp.	19
1		National Retail Properties, Inc.	32
2		Post Properties, Inc.	61
1		Realty Income Corp.	30
1		SL Green Realty Corp.	58
1		Taubman Centers, Inc.	53
–	(h)	UDR, Inc.	10

			617

		Total Financials	1,126

Health Care — 0.4%
		Biotechnology — 0.0% (g)
–	(h)	Vertex Pharmaceuticals, Inc. (a)	5

		Life Sciences Tools & Services — 0.1%
–	(h)	Agilent Technologies, Inc. (a)	12

		Pharmaceuticals — 0.3%
1		Eli Lilly & Co.	24
–	(h)	Forest Laboratories, Inc. (a)	10

			34

		Total Health Care	51

Industrials — 4.0%
		Aerospace & Defense — 1.7%
1		Boeing Co. (The)	38
1		Lockheed Martin Corp.	120
1		Raytheon Co.	32

			190

		Electrical Equipment — 0.6%
1		Rockwell Automation, Inc.	70

		Machinery — 0.9%
1		Dover Corp.	63
1		Eaton Corp.	32
–	(h)	Ingersoll-Rand plc, (Ireland)	9

			104

		Road & Rail — 0.8%
1		Heartland Express, Inc.	24
1		Knight Transportation, Inc.	22
2		Werner Enterprises, Inc.	42

			88

		Total Industrials	452

Information Technology — 6.2%
		Communications Equipment — 0.6%
1		JDS Uniphase Corp. (a)	17
–	(h)	Motorola Solutions, Inc. (a)	20
3		Nokia OYJ, (Finland), ADR	27
1		Tellabs, Inc.	5

			69

		Internet Software & Services — 0.2%
–	(h)	AOL, Inc. (a)	—	(h)
1		eBay, Inc. (a)	19

			19

		IT Services — 0.3%
–	(h)	Automatic Data Processing, Inc.	6
1		Paychex, Inc.	24

			30

		Semiconductors & Semiconductor Equipment — 4.7%
2		Atmel Corp. (a)	20
3		Cypress Semiconductor Corp. (a)	55
5		Linear Technology Corp.	161
1		Maxim Integrated Products, Inc.	15
4		Microchip Technology, Inc.	146
3		Taiwan Semiconductor Manufacturing Co., Ltd., (Taiwan), ADR	38
3		Texas Instruments, Inc.	100

			535

		Software — 0.4%
2		Electronic Arts, Inc. (a)	40

		Total Information Technology	693

Materials — 2.9%
		Chemicals — 1.8%
1		Nalco Holding Co.	27
1		OM Group, Inc. (a)	46
1		Praxair, Inc.	100
1		Valspar Corp.	33

			206

		Metals & Mining — 1.1%
1		AK Steel Holding Corp.	22
–	(h)	Cliffs Natural Resources, Inc.	17
1		Nucor Corp.	46
–	(h)	United States Steel Corp.	10
1		Vale S.A., (Brazil), ADR	27

			122

		Total Materials	328

Utilities — 2.6%
		Electric Utilities — 1.2%
1		American Electric Power Co., Inc.	21
2		Edison International	62
1		Entergy Corp.	44
–	(h)	Exelon Corp.	9

			136

JPMorgan U.S. Research Equity Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2011 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

SHARES		SECURITY DESCRIPTION	VALUE ($)
Short Positions — Continued
		Independent Power Producers & Energy Traders — 0.0% (g)
–	(h)	NRG Energy, Inc. (a)	3

		Multi-Utilities — 1.2%
1		Consolidated Edison, Inc.	31
1		Dominion Resources, Inc.	31
3		Wisconsin Energy Corp.	76

			138

		Water Utilities — 0.2%
1		Aqua America, Inc.	20

		Total Utilities	297

		Total Short Positions (Proceeds $3,399)	3,852

Percentages indicated are based on net assets.

JPMorgan U.S. Research Equity Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2011 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 03/31/11	UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
2	E-mini S&P 500	06/17/11	$132	$1

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

ADR	—	American Depositary Receipt

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(g)	Amount rounds to less than 0.1%.
(h)	Amount rounds to less than one thousand (shares or dollars).
(j)	All or a portion of these securities are segregated for short sales.
(k)	All or a portion of this security is deposited with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(l)	The rate shown is the current yield as of March 31, 2011.
(m)	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

As of March 31, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,859
Aggregate gross unrealized depreciation	(320)

Net unrealized appreciation/depreciation	$1,539

Federal income tax cost of investments	$13,642

JPMorgan U.S. Research Equity Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2011 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented in the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities #	$15,166	$15	$—	$15,181
Total Liabilities ##	$(3,852)	$—	$—	$(3,852)
Appreciation in Other Financial Instruments
Futures Contracts	$1	$—	$—	$1

There were no transfers between Levels 1 and 2 during the period ended March 31, 2011.

#	Portfolio holdings designated as Level 1 and Level 2 are disclosed individually in the SOI. Level 2 consists of a U.S. Treasury Note that is held for futures collateral. Please refer to the SOI for industry specifics of the portfolio holdings.
##	All portfolio holdings designated as Level 1 are disclosed individually in the SOI. Please refer to the SOI for industry specifics of the portfolio holdings.

JPMorgan U.S. Small Company Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2011 (Unaudited)

(Amounts in thousands, except number of contracts)

SHARES		SECURITY DESCRIPTION	VALUE ($)
Common Stocks — 96.2%
Consumer Discretionary — 15.0%
		Auto Components — 0.8%
5		Dana Holding Corp. (a)	87
8		Drew Industries, Inc.	183
9		Superior Industries International, Inc.	233

			503

		Automobiles — 0.3%
16		Winnebago Industries, Inc. (a)	213

		Diversified Consumer Services — 0.0% (g)
1		Spectrum Group International, Inc. (a)	2

		Hotels, Restaurants & Leisure — 2.0%
1		Biglari Holdings, Inc. (a)	466
7		Bravo Brio Restaurant Group, Inc. (a)	124
7		Cheesecake Factory, Inc. (The) (a)	208
1		DineEquity, Inc. (a)	44
11		Monarch Casino & Resort, Inc. (a)	115
1		O’Charley’s, Inc. (a)	8
6		Red Robin Gourmet Burgers, Inc. (a)	172
6		Ruby Tuesday, Inc. (a)	80

			1,217

		Household Durables — 3.0%
21		American Greetings Corp., Class A (c)	496
5		Blyth, Inc.	175
2		CSS Industries, Inc.	36
74		Furniture Brands International, Inc. (a) (c)	335
6		Helen of Troy Ltd., (Bermuda) (a)	168
17		Leggett & Platt, Inc.	419
15		Lifetime Brands, Inc. (a) (c)	222
6		Standard Pacific Corp. (a) (c)	20

			1,871

		Leisure Equipment & Products — 1.4%
12		Arctic Cat, Inc. (a)	184
34		JAKKS Pacific, Inc. (a) (c)	654

			838

		Media — 1.7%
36		CKX, Inc. (a)	154
6		Dex One Corp. (a)	30
9		Entercom Communications Corp., Class A (a)	101
10		Journal Communications, Inc., Class A (a)	62
7		Lee Enterprises, Inc. (a)	18
17		McClatchy Co. (The), Class A (a) (c)	59
21		Radio One, Inc., Class D (a)	41
5		Scholastic Corp.	138
38		Sinclair Broadcast Group, Inc., Class A	482

			1,085

		Multiline Retail — 2.1%
4		Bon-Ton Stores, Inc. (The) (a)	54
19		Dillard’s, Inc., Class A (c)	778
28		Retail Ventures, Inc. (a)	490

			1,322

		Specialty Retail — 1.5%
7		Cache, Inc. (a)	34
5		Collective Brands, Inc. (a)	112
18		Conn’s, Inc. (a) (c)	79
33		Finish Line, Inc. (The), Class A	647
6		Midas, Inc. (a)	44
1		Rent-A-Center, Inc.	28

			944

		Textiles, Apparel & Luxury Goods — 2.2%
52		Liz Claiborne, Inc. (a) (c)	279
5		Movado Group, Inc. (a)	69
6		Oxford Industries, Inc.	219
9		Perry Ellis International, Inc. (a)	248
10		Timberland Co. (The), Class A (a)	396
9		Unifi, Inc. (a)	149

			1,360

		Total Consumer Discretionary	9,355

Consumer Staples — 2.7%
		Beverages — 0.5%
31		MGP Ingredients, Inc.	272
4		National Beverage Corp.	61

			333

		Food & Staples Retailing — 0.4%
1		Arden Group, Inc., Class A	46
2		Fresh Market, Inc. (The) (a)	61
–	(h)	Nash Finch Co.	11
3		Pantry, Inc. (The) (a)	49
45		Rite Aid Corp. (a)	47

			214

		Food Products — 0.4%
7		B&G Foods, Inc.	131
8		Dole Food Co., Inc. (a) (c)	108
–	(h)	Fresh Del Monte Produce, Inc.	5

			244

		Household Products — 0.3%
17		Central Garden & Pet Co., Class A (a)	156

		Personal Products — 1.1%
3		Herbalife Ltd., (Cayman Islands)	268
17		Inter Parfums, Inc.	307
12		Prestige Brands Holdings, Inc. (a)	136

			711

		Total Consumer Staples	1,658

Energy — 6.2%
		Energy Equipment & Services — 2.8%
82		Cal Dive International, Inc. (a)	572
5		Complete Production Services, Inc. (a)	146

JPMorgan U.S. Small Company Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2011 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

SHARES		SECURITY DESCRIPTION	VALUE ($)
		Energy Equipment & Services — Continued
3		Dresser-Rand Group, Inc. (a)	177
6		Global Geophysical Services, Inc. (a)	80
2		Gulf Island Fabrication, Inc.	52
12		Hercules Offshore, Inc. (a)	79
6		ION Geophysical Corp. (a)	75
23		Key Energy Services, Inc. (a)	350
3		Patterson-UTI Energy, Inc.	97
8		Pioneer Drilling Co. (a)	106

			1,734

		Oil, Gas & Consumable Fuels — 3.4%
1		Clayton Williams Energy, Inc. (a)	53
13		Cloud Peak Energy, Inc. (a)	287
23		Energy Partners Ltd. (a)	412
3		Frontline Ltd., (Bermuda) (c)	67
1		Gevo, Inc. (a)	10
6		McMoRan Exploration Co. (a)	103
24		Petroquest Energy, Inc. (a)	220
9		Stone Energy Corp. (a)	287
5		Swift Energy Co. (a)	230
2		Targa Resources Corp.	58
30		VAALCO Energy, Inc. (a)	229
3		W&T Offshore, Inc.	68
3		World Fuel Services Corp. (c)	134

			2,158

		Total Energy	3,892

Financials — 19.2%
		Capital Markets — 1.3%
3		Affiliated Managers Group, Inc. (a)	361
4		Federated Investors, Inc., Class B (c)	107
3		Gladstone Capital Corp. (c)	34
1		Janus Capital Group, Inc.	6
4		NGP Capital Resources Co.	41
3		Oppenheimer Holdings, Inc., Class A	90
2		Piper Jaffray Cos. (a)	75
10		Pzena Investment Management, Inc., Class A	71

			785

		Commercial Banks — 5.3%
3		1st Source Corp.	66
8		BancFirst Corp.	333
7		Cathay General Bancorp	119
8		City Holding Co. (c)	286
7		Financial Institutions, Inc.	126
–	(h)	First Bancorp (a) (c)	1
51		First Commonwealth Financial Corp.	347
12		First Financial Bancorp	205
3		First Interstate Bancsystem, Inc.	41
2		First Merchants Corp.	18
12		FNB Corp.	126
3		Heartland Financial USA, Inc.	56
6		Nara Bancorp, Inc. (a)	57
13		Oriental Financial Group, Inc.	168
4		Sierra Bancorp	43
8		Simmons First National Corp., Class A (c)	211
20		Southwest Bancorp, Inc. (a)	285
11		Suffolk Bancorp (c)	220
11		Susquehanna Bancshares, Inc.	106
1		SVB Financial Group (a) (c)	80
18		TCF Financial Corp. (c)	290
2		UMB Financial Corp.	90
5		West Bancorp, Inc.	42

			3,316

		Consumer Finance — 2.0%
9		Advance America Cash Advance Centers, Inc.	45
1		CompuCredit Holdings Corp. (a)	7
3		Credit Acceptance Corp. (a)	220
23		Dollar Financial Corp. (a) (c)	473
6		Imperial Holdings, Inc. (a)	58
–	(h)	Netspend Holdings, Inc. (a)	2
7		World Acceptance Corp. (a)	450

			1,255

		Diversified Financial Services — 0.7%
9		Marlin Business Services Corp. (a)	109
9		PHH Corp. (a)	189
2		Portfolio Recovery Associates, Inc. (a)	153

			451

		Insurance — 2.8%
24		American Equity Investment Life Holding Co.	311
1		Argo Group International Holdings Ltd., (Bermuda)	38
1		Aspen Insurance Holdings Ltd., (Bermuda)	36
3		Axis Capital Holdings Ltd., (Bermuda)	94
33		CNO Financial Group, Inc. (a)	247
2		Delphi Financial Group, Inc., Class A	68
6		Harleysville Group, Inc. (c)	209
6		Meadowbrook Insurance Group, Inc.	61
3		Navigators Group, Inc. (The) (a)	154
8		Platinum Underwriters Holdings Ltd., (Bermuda)	320
3		ProAssurance Corp. (a)	190

			1,728

		Real Estate Investment Trusts (REITs) — 6.4%
–	(h)	American Capital Agency Corp.	12
23		Anworth Mortgage Asset Corp.	162
13		Ashford Hospitality Trust, Inc.	138
1		Associated Estates Realty Corp.	13
3		BioMed Realty Trust, Inc.	63
3		Capstead Mortgage Corp.	42
8		CBL & Associates Properties, Inc.	141
2		Colonial Properties Trust	36
19		DCT Industrial Trust, Inc. (c)	103
9		DiamondRock Hospitality Co.	104
3		EastGroup Properties, Inc.	145

JPMorgan U.S. Small Company Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2011 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

SHARES		SECURITY DESCRIPTION	VALUE ($)
		Real Estate Investment Trusts (REITs) — Continued
8		Education Realty Trust, Inc.	67
1		Equity Lifestyle Properties, Inc.	46
17		FelCor Lodging Trust, Inc. (a)	106
3		Home Properties, Inc.	195
8		Hospitality Properties Trust	188
23		Lexington Realty Trust	217
14		LTC Properties, Inc.	391
30		MFA Financial, Inc.	248
1		Mid-America Apartment Communities, Inc.	32
37		MPG Office Trust, Inc. (a) (c)	138
4		Pebblebrook Hotel Trust	80
11		Pennsylvania Real Estate Investment Trust	151
3		PS Business Parks, Inc.	191
16		Ramco-Gershenson Properties Trust	204
5		Saul Centers, Inc.	241
27		Strategic Hotels & Resorts, Inc. (a)	175
25		Sunstone Hotel Investors, Inc. (a)	251
2		Taubman Centers, Inc.	129

			4,009

		Thrifts & Mortgage Finance — 0.7%
5		Astoria Financial Corp.	75
1		Capitol Federal Financial, Inc.	12
11		MGIC Investment Corp. (a)	98
6		OceanFirst Financial Corp.	77
10		Ocwen Financial Corp. (a)	105
5		Radian Group, Inc.	35

			402

		Total Financials	11,946

Health Care — 12.4%
		Biotechnology — 3.5%
6		Acorda Therapeutics, Inc. (a)	135
5		Affymax, Inc. (a)	27
12		Anadys Pharmaceuticals, Inc. (a)	14
5		Ardea Biosciences, Inc. (a)	149
24		Ariad Pharmaceuticals, Inc. (a)	177
14		ArQule, Inc. (a)	97
9		BioCryst Pharmaceuticals, Inc. (a)	33
7		BioMimetic Therapeutics, Inc. (a)	96
12		Chelsea Therapeutics International Ltd. (a)	48
12		Cytokinetics, Inc. (a)	18
31		Dynavax Technologies Corp. (a) (c)	86
7		Immunomedics, Inc. (a)	26
14		Incyte Corp., Ltd. (a) (c)	220
5		Ironwood Pharmaceuticals, Inc. (a)	69
9		Medivation, Inc. (a)	164
10		Momenta Pharmaceuticals, Inc. (a) (c)	163
–	(h)	Myrexis, Inc. (a)	2
3		Onyx Pharmaceuticals, Inc. (a)	106
3		Pharmasset, Inc. (a)	212
15		Savient Pharmaceuticals, Inc. (a)	158
7		Seattle Genetics, Inc. (a)	114
3		Theravance, Inc. (a)	82

			2,196

		Health Care Equipment & Supplies — 3.3%
9		American Medical Systems Holdings, Inc. (a)	197
3		GenMark Diagnostics, Inc. (a)	11
29		Greatbatch, Inc. (a)	765
8		Immucor, Inc. (a)	162
12		Invacare Corp.	364
4		Sirona Dental Systems, Inc. (a)	211
4		Teleflex, Inc.	226
3		Thoratec Corp. (a)	86

			2,022

		Health Care Providers & Services — 3.5%
12		Alliance HealthCare Services, Inc. (a)	52
4		American Dental Partners, Inc. (a)	58
1		AMERIGROUP Corp. (a)	51
47		Cross Country Healthcare, Inc. (a)	366
12		Emeritus Corp. (a) (c)	298
2		ePocrates, Inc. (a)	38
9		Magellan Health Services, Inc. (a)	427
1		PDI, Inc. (a)	6
40		PharMerica Corp. (a)	460
8		Providence Service Corp. (The) (a)	123
17		Sunrise Senior Living, Inc. (a)	199
6		Triple-S Management Corp., Class B (a)	125

			2,203

		Health Care Technology — 0.6%
10		MedQuist, Inc.	101
15		Omnicell, Inc. (a)	234

			335

		Life Sciences Tools & Services — 0.8%
19		Affymetrix, Inc. (a)	101
2		Mettler-Toledo International, Inc. (a)	361
3		Pacific Biosciences of California, Inc. (a)	42

			504

		Pharmaceuticals — 0.7%
5		Acura Pharmaceuticals, Inc. (a) (c)	15
12		Cadence Pharmaceuticals, Inc. (a) (c)	110
5		Cardiome Pharma Corp., (Canada) (a)	22
1		Optimer Pharmaceuticals, Inc. (a)	17
10		ViroPharma, Inc. (a)	205
14		XenoPort, Inc. (a)	81

			450

		Total Health Care	7,710

Industrials — 13.7%
		Aerospace & Defense — 1.3%
11		Cubic Corp.	638
24		GenCorp, Inc. (a) (c)	145

			783

JPMorgan U.S. Small Company Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2011 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

SHARES		SECURITY DESCRIPTION	VALUE ($)
		Air Freight & Logistics — 0.2%
3		Hub Group, Inc., Class A (a)	98
12		Pacer International, Inc. (a)	61

			159

		Airlines — 0.7%
36		Hawaiian Holdings, Inc. (a)	217
3		Republic Airways Holdings, Inc. (a)	21
8		United Continental Holdings, Inc. (a)	186

			424

		Building Products — 0.9%
18		Gibraltar Industries, Inc. (a)	213
12		Insteel Industries, Inc.	175
8		Quanex Building Products Corp.	157

			545

		Commercial Services & Supplies — 2.2%
27		ACCO Brands Corp. (a)	256
14		American Reprographics Co. (a)	142
–	(h)	Consolidated Graphics, Inc. (a)	16
9		Deluxe Corp.	239
3		G&K Services, Inc., Class A	110
23		Knoll, Inc. (c)	491
6		Metalico, Inc. (a) (c)	34
3		Standard Parking Corp. (a)	44
3		Steelcase, Inc., Class A	34

			1,366

		Construction & Engineering — 0.9%
18		EMCOR Group, Inc. (a)	557

		Electrical Equipment — 0.4%
4		Acuity Brands, Inc.	246

		Industrial Conglomerates — 0.6%
6		Standex International Corp.	227
8		Tredegar Corp.	171

			398

		Machinery — 3.1%
2		Cascade Corp.	107
8		Mueller Industries, Inc.	297
1		NACCO Industries, Inc., Class A	55
7		Nordson Corp. (c)	759
11		Sauer-Danfoss, Inc. (a)	565
8		Trimas Corp. (a)	164

			1,947

		Marine — 0.0% (g)
2		Horizon Lines, Inc., Class A	2

		Professional Services — 0.7%
14		School Specialty, Inc. (a)	202
18		SFN Group, Inc. (a)	255

			457

		Road & Rail — 0.6%
3		Celadon Group, Inc. (a)	40
3		Con-way, Inc.	130
9		Heartland Express, Inc.	149
4		Swift Transporation Co. (a)	56

			375

		Trading Companies & Distributors — 2.1%
9		Aircastle Ltd.	104
6		Applied Industrial Technologies, Inc.	200
6		TAL International Group, Inc.	228
12		WESCO International, Inc. (a)	769

			1,301

		Total Industrials	8,560

Information Technology — 17.5%
		Communications Equipment — 2.5%
6		Arris Group, Inc. (a)	75
7		Aviat Networks, Inc. (a)	35
8		Black Box Corp.	264
2		Comtech Telecommunications Corp.	60
9		Emulex Corp. (a)	100
11		InterDigital, Inc. (c)	515
15		Oplink Communications, Inc. (a)	287
3		Plantronics, Inc.	110
20		Powerwave Technologies, Inc. (a)	88

			1,534

		Computers & Peripherals — 0.4%
5		Electronics for Imaging, Inc. (a)	72
12		Imation Corp. (a)	135
16		Quantum Corp. (a)	39

			246

		Electronic Equipment, Instruments & Components — 3.2%
3		Aeroflex Holding Corp. (a)	49
2		Anixter International, Inc.	147
33		Brightpoint, Inc. (a)	361
17		Checkpoint Systems, Inc. (a)	384
10		Coherent, Inc. (a)	575
3		Electro Rent Corp.	43
12		Methode Electronics, Inc.	139
1		NeoPhotonics Corp. (a)	11
3		Newport Corp. (a)	61
8		Power-One, Inc. (a) (c)	73
18		Pulse Electronics Corp.	111
3		RadiSys Corp. (a) (c)	26

			1,980

		Internet Software & Services — 0.5%
3		Ancestry.com, Inc. (a)	88
6		Cornerstone OnDemand, Inc. (a)	115
2		Demand Media, Inc. (a) (c)	38
2		Perficient, Inc. (a)	19
5		Saba Software, Inc. (a)	45
3		SciQuest, Inc. (a)	42

			347

		IT Services — 2.3%
10		CIBER, Inc. (a)	64
4		CSG Systems International, Inc. (a)	86
2		FleetCor Technologies, Inc. (a)	72
6		Global Cash Access Holdings, Inc. (a)	20

JPMorgan U.S. Small Company Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2011 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

SHARES	SECURITY DESCRIPTION	VALUE ($)
	IT Services — Continued
3	Heartland Payment Systems, Inc.	52
5	ServiceSource International, Inc. (a)	60
3	Unisys Corp. (a)	103
17	VeriFone Systems, Inc. (a)	951

		1,408

	Semiconductors & Semiconductor Equipment — 3.9%
8	Amkor Technology, Inc. (a) (c)	56
5	Applied Micro Circuits Corp. (a)	48
3	ATMI, Inc. (a)	57
29	Cirrus Logic, Inc. (a)	604
4	Cymer, Inc. (a)	204
3	DSP Group, Inc. (a)	23
9	GSI Technology, Inc. (a)	81
3	Inphi Corp. (a)	63
6	Integrated Device Technology, Inc. (a)	46
7	Kulicke & Soffa Industries, Inc. (a)	61
11	Lattice Semiconductor Corp. (a)	67
59	LSI Corp. (a)	398
23	Micrel, Inc.	307
1	Novellus Systems, Inc. (a)	48
8	Photronics, Inc. (a)	70
21	RF Micro Devices, Inc. (a)	132
4	Rudolph Technologies, Inc. (a)	38
4	Semtech Corp. (a)	93
1	Veeco Instruments, Inc. (a)	25

		2,421

	Software — 4.7%
31	Aspen Technology, Inc. (a)	470
4	EPIQ Systems, Inc.	60
3	Fair Isaac Corp. (c)	104
3	JDA Software Group, Inc. (a)	95
19	Manhattan Associates, Inc. (a)	635
4	MicroStrategy, Inc., Class A (a)	565
34	Monotype Imaging Holdings, Inc. (a)	496
1	QAD, Inc., Class A (a)	10
2	Quest Software, Inc. (a)	56
6	TIBCO Software, Inc. (a)	158
13	Websense, Inc. (a)	303

		2,952

	Total Information Technology	10,888

Materials — 5.5%
	Chemicals — 2.3%
3	Innophos Holdings, Inc.	152
10	Minerals Technologies, Inc.	699
24	PolyOne Corp.	337
33	Spartech Corp. (a)	236

		1,424

	Containers & Packaging — 0.7%
2	Boise, Inc.	20
6	Myers Industries, Inc.	56
6	Rock-Tenn Co., Class A (c)	395

		471

	Metals & Mining — 1.7%
5	Haynes International, Inc.	299
6	Hecla Mining Co. (a) (c)	51
16	Noranda Aluminum Holding Corp. (a)	260
21	Worthington Industries, Inc.	446

		1,056

	Paper & Forest Products — 0.8%
5	Buckeye Technologies, Inc.	133
1	Clearwater Paper Corp. (a)	89
2	Domtar Corp., (Canada)	138
6	Neenah Paper, Inc.	141

		501

	Total Materials	3,452

Telecommunication Services — 1.1%
	Diversified Telecommunication Services — 0.8%
15	Consolidated Communications Holdings, Inc.	281
12	Global Crossing Ltd., (Bermuda) (a)	173
9	Vonage Holdings Corp. (a)	42

		496

	Wireless Telecommunication Services — 0.3%
13	USA Mobility, Inc.	188

	Total Telecommunication Services	684

Utilities — 2.9%
	Electric Utilities — 0.8%
8	El Paso Electric Co. (a)	246
5	Portland General Electric Co.	117
3	UniSource Energy Corp.	119

		482

	Gas Utilities — 1.3%
2	Laclede Group, Inc. (The)	91
3	New Jersey Resources Corp.	142
5	Nicor, Inc.	290
5	Piedmont Natural Gas Co., Inc.	140
3	Southwest Gas Corp.	128

		791

	Multi-Utilities — 0.8%
17	NorthWestern Corp.	518

	Total Utilities	1,791

	Total Common Stocks (Cost $45,105)	59,936

PRINCIPAL AMOUNT ($)
U.S. Treasury Obligation — 0.3%
175	U.S. Treasury Note, 0.750%, 11/30/11 (k) (Cost $176)	176

JPMorgan U.S. Small Company Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2011 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

SHARES
Short-Term Investment — 3.4%
	Investment Company — 3.4%
2,086	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.100% (b) (l) (m) (Cost $2,086)	2,086

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Investments of Cash Collateral for Securities on Loan — 7.8%
	Investment Company — 7.8%
4,858	JPMorgan Prime Money Market Fund, Capital Shares, 0.130% (b) (l) (Cost $4,858)	4,858

	Total Investments — 107.7% (Cost $52,225)	67,056
	Liabilities in Excess of Other Assets — (7.7)%	(4,778)

	NET ASSETS — 100.0%	$62,278

Percentages indicated are based on net assets.

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL AMOUNT AT 03/31/11	UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
26	E-mini Russell 2000	06/17/11	$2,188	$79

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(c)	Security, or a portion of the security, has been delivered to a counterparty as part of a security lending transaction.
(g)	Amount rounds to less than 0.1%.
(h)	Amount rounds to less than one thousand (shares or dollars).
(k)	All or a portion of this security is deposited with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(l)	The rate shown is the current yield as of March 31, 2011.
(m)	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities and reverse repurchase agreements.

As of March 31, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$16,749
Aggregate gross unrealized depreciation	(1,918)

Net unrealized appreciation/depreciation	$14,831

Federal income tax cost of investments	$52,225

JPMorgan U.S. Small Company Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2011 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities #	$66,880	$176	$—	$67,056
Appreciation in Other Financial Instruments
Futures Contracts	$79	$—	$—	$79

#	Portfolio holdings designated as Level 1 and Level 2 are disclosed individually in the SOI. Level 2 consists of a U.S. Treasury Note that is held for futures collateral. Please refer to the SOI for industry specifics of the portfolio holdings.

There were no significant transfers into and out of Levels 1 and 2 during the period ended March 31, 2011.

JPMorgan Value Advantage Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2011 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — 96.0%
Consumer Discretionary — 15.2%
	Distributors — 1.0%
167	Genuine Parts Co.	8,963

	Hotels, Restaurants & Leisure — 0.6%
43	McDonald’s Corp.	3,264
212	Monarch Casino & Resort, Inc. (a)	2,200
		5,464

	Household Durables — 1.3%
194	Fortune Brands, Inc.	12,031

	Internet & Catalog Retail — 0.8%
298	Expedia, Inc.	6,746

	Media — 3.7%
247	AH Belo Corp., Class A (a)	2,067
347	Belo Corp., Class A (a)	3,055
106	Cablevision Systems Corp., Class A	3,651
220	Clear Channel Outdoor Holdings, Inc., Class A (a)	3,197
299	Entercom Communications Corp., Class A (a)	3,297
406	Gannett Co., Inc.	6,180
478	LIN TV Corp., Class A (a)	2,832
46	Time Warner Cable, Inc.	3,275
81	Time Warner, Inc.	2,877
7	Washington Post Co. (The), Class B	3,063

		33,494

	Multiline Retail — 1.8%
61	Kohl’s Corp.	3,230
159	Sears Holdings Corp. (a)	13,175

		16,405

	Specialty Retail — 6.0%
33	AutoZone, Inc. (a)	9,137
227	Bed Bath & Beyond, Inc. (a)	10,948
850	Gap, Inc. (The)	19,263
178	Home Depot, Inc.	6,582
144	TJX Cos., Inc.	7,161

		53,091

	Total Consumer Discretionary	136,194

Consumer Staples — 6.0%
	Beverages — 0.8%
96	Diageo plc, (United Kingdom), ADR	7,279

	Food & Staples Retailing — 2.0%
283	Walgreen Co.	11,371
132	Wal-Mart Stores, Inc.	6,850

		18,221

	Food Products — 1.4%
175	JM Smucker Co. (The)	12,493

	Household Products — 1.8%
254	Procter & Gamble Co. (The)	15,616

	Total Consumer Staples	53,609

Energy — 11.7%
	Oil, Gas & Consumable Fuels — 11.7%
296	Devon Energy Corp.	27,136
398	El Paso Corp.	7,155
213	Energy Transfer Equity LP	9,594
273	Exxon Mobil Corp.	22,968
60	Kinder Morgan Management LLC (a)	3,903
45	Kinder Morgan, Inc. (a)	1,322
239	NuStar GP Holdings LLC	8,719
513	Teekay Corp., (Canada)	18,934
155	Williams Cos., Inc. (The)	4,836

	Total Energy	104,567

Financials — 30.2%
	Capital Markets — 2.4%
139	Ameriprise Financial, Inc.	8,509
398	Charles Schwab Corp. (The)	7,176
163	W.P. Carey & Co. LLC	5,808

		21,493

	Commercial Banks — 6.2%
95	M&T Bank Corp.	8,414
130	SunTrust Banks, Inc.	3,743
404	U.S. Bancorp	10,672
1,033	Wells Fargo & Co.	32,737

		55,566

	Consumer Finance — 1.1%
189	Capital One Financial Corp.	9,826

	Diversified Financial Services — 2.0%
517	Bank of America Corp.	6,895
2,464	Citigroup, Inc. (a)	10,893

		17,788

	Insurance — 12.1%
119	AON Corp.	6,323
–(h)	Berkshire Hathaway, Inc., Class A (a)	6,641
119	Cincinnati Financial Corp.	3,916
306	Fortegra Financial Corp. (a)	3,472
372	Genworth Financial, Inc., Class A (a)	5,000
696	Loews Corp.	29,978
202	MetLife, Inc.	9,044
306	Old Republic International Corp.	3,887
166	OneBeacon Insurance Group Ltd., Class A	2,249
130	ProAssurance Corp. (a)	8,232
145	Prudential Financial, Inc.	8,898
185	Transatlantic Holdings, Inc.	8,999
354	W.R. Berkley Corp.	11,409

		108,048

	Real Estate Investment Trusts (REITs) — 4.5%
191	Agree Realty Corp.	4,288
518	Annaly Capital Management, Inc.	9,032
544	Cousins Properties, Inc.	4,542
545	CreXus Investment Corp.	6,227
287	Excel Trust, Inc.	3,384
156	Getty Realty Corp.	3,560
95	National Health Investors, Inc.	4,535
104	Regency Centers Corp.	4,531

		40,099

JPMorgan Value Advantage Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
	Real Estate Management & Development — 1.0%
287	Brookfield Asset Management, Inc.,
	(Canada), Class A	9,300

	Thrifts & Mortgage Finance — 0.9%
138	Capitol Federal Financial, Inc.	1,559
476	People’s United Financial, Inc.	5,993

		7,552

	Total Financials	269,672

Health Care — 10.2%
	Health Care Equipment & Supplies — 0.8%
90	Becton, Dickinson & Co.	7,198

	Health Care Providers & Services — 3.7%
242	AmerisourceBergen Corp.	9,585
81	Humana, Inc. (a)	5,672
291	Lincare Holdings, Inc.	8,642
198	National Healthcare Corp.	9,197

		33,096

	Pharmaceuticals — 5.7%
287	Bristol-Myers Squibb Co.	7,572
295	Johnson & Johnson	17,479
394	Merck & Co., Inc.	12,999
649	Pfizer, Inc.	13,177
		51,227

	Total Health Care	91,521

Industrials — 3.8%
	Aerospace & Defense — 0.6%
71	Alliant Techsystems, Inc.	5,039

	Commercial Services & Supplies — 0.6%
170	Republic Services, Inc.	5,110

	Industrial Conglomerates — 1.1%
226	Carlisle Cos., Inc.	10,046

	Machinery — 1.1%
190	Illinois Tool Works, Inc.	10,228

	Trading Companies & Distributors — 0.4%
90	GATX Corp.	3,479

	Total Industrials	33,902

Information Technology — 3.0%
	Communications Equipment — 0.5%
79	QUALCOMM, Inc.	4,337

	Electronic Equipment, Instruments & Components — 0.9%
228	TE Connectivity Ltd., (Switzerland)	7,939

	Software — 1.6%
397	Microsoft Corp.	10,075
149	Synopsys, Inc. (a)	4,109
		14,184

	Total Information Technology	26,460

Materials — 2.9%
	Chemicals — 1.1%
157	Albemarle Corp.	9,354

	Construction Materials — 0.3%
33	Martin Marietta Materials, Inc.	2,914

	Containers & Packaging — 1.1%
140	Rock-Tenn Co., Class A	9,695

	Paper & Forest Products — 0.4%
122	MeadWestvaco Corp.	3,713

	Total Materials	25,676

Telecommunication Services — 4.8%
	Diversified Telecommunication Services — 3.5%
773	AT&T, Inc.	23,641
193	CenturyLink, Inc.	8,007

		31,648

	Wireless Telecommunication Services — 1.3%
183	Telephone & Data Systems, Inc.	5,389
213	Vodafone Group plc, (United
	Kingdom), ADR	6,135
		11,524

	Total Telecommunication Services	43,172

Utilities — 8.2%
	Electric Utilities — 3.3%
171	American Electric Power Co., Inc.	6,020
151	NextEra Energy, Inc.	8,323
71	Progress Energy, Inc.	3,262
317	Southern Co.	12,081

		29,686

	Gas Utilities — 2.9%
152	Energen Corp.	9,613
237	Oneok, Inc.	15,817

		25,430

	Multi-Utilities — 2.0%
194	PG&E Corp.	8,584
171	Sempra Energy	9,143

		17,727

	Total Utilities	72,843

	Total Common Stocks (Cost $704,899)	857,616

Investment Company — 1.0%
483	Cohen & Steers Infrastructure Fund, Inc. (Cost $7,465)	8,519

Short-Term Investment — 3.2%
	Investment Company — 3.2%
28,414	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.100% (b) (l) (m) (Cost $28,414)	28,414

	Total Investments — 100.2% (Cost $740,778)	894,549
	Liabilities in Excess of Other Assets — (0.2)%	(1,928)

	NET ASSETS — 100.0%	$892,621

JPMorgan Value Advantage Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2011 (Unaudited) (continued)

(Amounts in thousands)

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	—	American Depositary Receipt

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(h)	Amount rounds to less than one thousand (shares or dollars).
(l)	The rate shown is the current yield as of March 31, 2011.
(m)	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

As of March 31, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$158,447
Aggregate gross unrealized depreciation	(4,676)

Net unrealized appreciation/depreciation	$153,771

Federal income tax cost of investments	$740,778

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities #	$887,270	$7,279	$—	$894,549

There were no significant transfers between Levels 1 and 2 during the period ended March 31, 2011.

#	Portfolio holdings designated as level 1 and Level 2 are disclosed individually in the Schedule of Portfolio Investments SOI. Level 2 consists of an ADR that is held for futures collateral. Please refer to the SOI for industry specifics of the portfolio holdings.

JPMorgan Value Discovery Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2011 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — 94.8%
Consumer Discretionary — 11.6%
	Auto Components — 1.6%
1,060	Johnson Controls, Inc.	44,065

	Household Durables — 0.3%
400	Lennar Corp., Class A	7,248

	Media — 6.9%
610	CBS Corp. (Non-Voting), Class B (m)	15,274
1,865	Comcast Corp., Class A	43,305
590	Gannett Co., Inc.	8,986
380	Time Warner Cable, Inc.	27,109
1,410	Time Warner, Inc.	50,337
1,140	Walt Disney Co. (The)	49,123

		194,134

	Specialty Retail — 2.8%
1,397	Home Depot, Inc.	51,773
1,360	Staples, Inc.	26,411

		78,184

	Total Consumer Discretionary	323,631

Consumer Staples — 8.7%
	Beverages — 1.2%
500	PepsiCo, Inc.	32,205

	Food & Staples Retailing — 2.6%
980	CVS Caremark Corp.	33,634
750	Wal-Mart Stores, Inc.	39,037

		72,671

	Food Products — 1.7%
470	General Mills, Inc.	17,178
420	JM Smucker Co. (The)	29,984

		47,162

	Household Products — 3.2%
1,470	Procter & Gamble Co. (The)	90,552

	Total Consumer Staples	242,590

Energy — 12.1%
	Oil, Gas & Consumable Fuels — 12.1%
240	Anadarko Petroleum Corp. (m)	19,661
460	Apache Corp. (m)	60,223
610	ConocoPhillips	48,714
1,811	El Paso Corp.	32,598
180	EOG Resources, Inc.	21,332
1,200	Exxon Mobil Corp.	100,956
520	Occidental Petroleum Corp.	54,335

	Total Energy	337,819

Financials — 18.5%
	Capital Markets — 3.8%
880	Bank of New York Mellon Corp. (The) (m)	26,286
320	Goldman Sachs Group, Inc. (The)	50,710
670	State Street Corp.	30,110

		107,106

	Commercial Banks — 5.6%
950	BB&T Corp. (m)	26,078
466	PNC Financial Services Group, Inc.	29,353
1,460	U.S. Bancorp	38,588
1,910	Wells Fargo & Co.	60,547

		154,566

	Consumer Finance — 1.2%
759	American Express Co. (m)	34,307

	Diversified Financial Services — 3.5%
5,270	Bank of America Corp. (m)	70,249
6,140	Citigroup, Inc. (a)	27,139

		97,388

	Insurance — 4.4%
390	ACE Ltd., (Switzerland)	25,233
440	Aflac, Inc. (m)	23,223
780	MetLife, Inc.	34,889
650	Prudential Financial, Inc.	40,027

		123,372

	Total Financials	516,739

Health Care — 11.5%
	Biotechnology — 2.1%
400	Biogen Idec, Inc. (a) (m)	29,356
520	Celgene Corp. (a)	29,915

		59,271

	Health Care Equipment & Supplies — 0.7%
390	Covidien plc, (Ireland)	20,257

	Health Care Providers & Services — 1.9%
840	UnitedHealth Group, Inc.	37,968
230	WellPoint, Inc.	16,052

		54,020

	Life Sciences Tools & Services — 1.4%
700	Thermo Fisher Scientific, Inc. (a)	38,885

	Pharmaceuticals — 5.4%
740	Abbott Laboratories (m)	36,297
1,861	Merck & Co., Inc.	61,432
2,560	Pfizer, Inc.	51,993

		149,722

	Total Health Care	322,155

Industrials — 10.8%
	Aerospace & Defense — 4.6%
770	Honeywell International, Inc.	45,977
870	Textron, Inc.	23,829
680	United Technologies Corp.	57,562

		127,368

	Industrial Conglomerates — 1.7%
150	3M Co.	14,025
730	Tyco International Ltd., (Switzerland)	32,682

		46,707

	Machinery — 1.5%
470	PACCAR, Inc.	24,605
300	WABCO Holdings, Inc. (a)	18,492

		43,097

	Road & Rail — 3.0%
570	CSX Corp.	44,802

JPMorgan Value Discovery Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2011 (Unaudited)(continued)

SHARES	SECURITY DESCRIPTION	VALUE ($)
	Road & Rail — Continued
400	Union Pacific Corp.	39,332

		84,134

	Total Industrials	301,306

Information Technology — 10.0%
	Communications Equipment — 2.4%
1,480	Cisco Systems, Inc.	25,382
740	QUALCOMM, Inc.	40,574

		65,956

	Computers & Peripherals — 1.8%
60	Apple, Inc. (a) (m)	20,907
530	EMC Corp. (a)	14,071
370	Hewlett-Packard Co.	15,159

		50,137

	Electronic Equipment, Instruments & Components — 1.2%
1,000	TE Connectivity Ltd., (Switzerland)	34,820

	IT Services — 1.0%
170	International Business Machines Corp.	27,722

	Software — 3.6%
2,542	Microsoft Corp.	64,465
1,080	Oracle Corp.	36,040

		100,505

	Total Information Technology	279,140

Materials — 4.6%
	Chemicals — 3.5%
190	Air Products & Chemicals, Inc. (m)	17,134
470	Celanese Corp., Class A	20,854
790	Dow Chemical Co. (The)	29,822
540	E.l. du Pont de Nemours & Co.	29,684

		97,494

	Metals & Mining — 1.1%
710	Alcoa, Inc. (m)	12,532
320	Freeport-McMoRan Copper & Gold, Inc.	17,776

		30,308

	Total Materials	127,802

Telecommunication Services — 3.0%
	Diversified Telecommunication Services — 2.5%
1,840	Verizon Communications, Inc.	70,914

	Wireless Telecommunication Services — 0.5%
2,930	Sprint Nextel Corp. (a)	13,595

	Total Telecommunication Services	84,509

Utilities — 4.0%
	Electric Utilities — 1.8%
510	NextEra Energy, Inc.	28,111
1,520	NV Energy, Inc.	22,633

		50,744

	Multi-Utilities — 2.2%
730	PG&E Corp.	32,251
520	Sempra Energy	27,820

		60,071

	Total Utilities	110,815

	Total Common Stocks (Cost $2,154,224)	2,646,506

NUMBER OF CONTRACTS
Options Purchased — 0.4%
	Call Options Purchased — 0.2%
4	Aflac, Inc., Expiring 01/21/12 @ $65.00, American Style (a)	524
13	General Electric Co., Expiring 01/21/12 @ $17.50, American Style (a)	4,420

		4,944

	Put Options Purchased — 0.2%
3	American Express Co., Expiring 04/16/11 @ $39.00, American Style (a)	24
2	Apache Corp., Expiring 01/21/12 @ $105.00, American Style (a)	1,090
5	Bank of New York Mellon Corp., Expiring 06/18/11 @ $24.00, American Style (a)	105
2	Celgene Corp., Expiring 01/21/12 @ $50.00, American Style (a)	598
2	CSX Corp., Expiring 01/21/12 @ $70.00, American Style (a)	990
8	Home Depot, Inc., Expiring 01/21/12 @ $30.00, American Style (a)	864
4	J.C. Penney Co., Inc., Expiring 01/21/12 @ $40.00, American Style (a)	1,560
1	Union Pacific Corp., Expiring 01/21/12 @ $85.00, American Style (a)	455

		5,686

	Total Options Purchased (Cost $16,679)	10,630

SHARES
Preferred Stocks — 2.3%
Consumer Discretionary — 0.8%
	Automobiles — 0.5%
310	General Motors Co., Series B, 4.750%, 12/01/13	14,942

	Household Durables — 0.3%
60	Stanley Black & Decker, Inc., 4.750%, 11/17/15	7,184

	Total Consumer Discretionary	22,126

Energy — 0.4%
	Oil, Gas & Consumable Fuels — 0.4%
150	Apache Corp., Series D, 6.000%, 08/01/13 (m)	10,629

JPMorgan Value Discovery Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2011 (Unaudited)(continued)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Financials — 1.1%
	Diversified Financial Services — 1.1%
260	Citigroup, Inc., 7.500%, 12/15/12	32,890

	Total Preferred Stocks (Cost $55,482)	65,645

Short-Term Investment — 4.4%
	Investment Company — 4.4%
121,694	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.100% (b) (l) (m) (Cost $121,694)	121,694

	Total Investments — 101.9% (Cost $2,348,079)	2,844,475
	Liabilities in Excess of Other Assets — (1.9)%	(54,160)

	NET ASSETS — 100.0%	$2,790,315

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	The rate shown is the current yield as of March 31, 2011.
(m)	All or portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

As of March 31, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$534,516
Aggregate gross unrealized depreciation	(38,120)

Net unrealized appreciation/depreciation	$496,396

Federal income tax cost of investments	$2,348,079

JPMorgan Value Discovery Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2011 (Unaudited)(continued)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented in the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities #	$2,778,830	$65,645	$—	$2,844,475

Liabilities
Call Options Written	(30)	—	—	(30)
Put Options Written	(9,404)	—	—	(9,404)

Total Liabilities	(9,434)	—	—	(9,434)

# Portfolio holdings designated as Level 1 and Level 2 are disclosed individually in the SOI. Level 2 consists of preferred stocks. Please refer to the SOI for industry specifics of the portfolio holdings.

There were no transfers between Levels 1 and 2 during the period ended March 31, 2011.

JPMorgan Value Discovery Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2011 (Unaudited)(continued)

Call Options Written

DESCRIPTION	EXERCISE PRICE	EXPIRATION DATE	NUMBER OF CONTRACTS	VALUE
Sprint Nextel Corp., American Style	$6.00	05/21/11	10	$(30)

(Premiums received of $100.)				$(30)

Put Options Written

DESCRIPTION	EXERCISE PRICE	EXPIRATION DATE	NUMBER OF CONTRACTS	VALUE
Aflac, Inc., American Style	$45.00	01/21/12	4	$(1,340)
Apache Corp., American Style	90.00	01/21/12	4	(1,096)
Celgene Corp., American Style	42.50	01/21/12	4	(732)
Constellation Energy Group, American Style	30.00	04/16/11	8	(200)
CSX Corp., American Style	62.50	01/21/12	4	(1,100)
J.C. Penney Co., Inc.	35.00	01/21/12	8	(1,840)
Monsanto Co., American Style	70.00	01/21/12	3	(2,322)
Nvidia Corp., American Style	14.00	06/18/11	10	(350)
Regionals Financial Corp., American Style	5.00	08/20/11	1	(14)
Sprint Nextel Corp., American Style	3.50	05/21/11	10	(30)
Union Pacific Corp., American Style	70.00	01/21/12	2	(380)

(Premiums received of $13,075.)				$(9,404)

ITEM 2. CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Trust I

By:	/s/	Patricia A. Maleski
Patricia A. Maleski
President and Principal Executive Officer
May 27, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/	Patricia A. Maleski
Patricia A. Maleski
President and Principal Executive Officer
May 27, 2011

By:	/s/	Joy C. Dowd
Joy C. Dowd
Treasurer and Principal Financial Officer
May 27, 2011